UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the six-month period ended May 31, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Core Fixed Income Fund

22	Total Return Fund

46	Statements of Assets and Liabilities

48	Statements of Operations

49	Statements of Changes in Net Assets

51	Financial Highlights

67	Notes to Financial Statements

79	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Core Fixed Income Fund and
Lord Abbett Total Return Fund Semiannual Report
For the six-month period ended May 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2013. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Examples

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 through May 31, 2013).

Actual Expenses

          For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/12 – 5/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Core Fixed Income Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$992.10	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.23
Class B
Actual	$1,000.00	$988.10	$8.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.73	$8.30
Class C
Actual	$1,000.00	$989.70	$7.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.54
Class F
Actual	$1,000.00	$992.60	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.73
Class I
Actual	$1,000.00	$993.10	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.23
Class P
Actual	$1,000.00	$990.90	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.43	$5.54
Class R2
Actual	$1,000.00	$991.00	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.73	$6.24
Class R3
Actual	$1,000.00	$991.60	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.23	$5.74

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.84% for Class A, 1.65% for Class B, 1.50% for Class C, 0.74% for Class F, 0.64% for Class I, 1.10% for Class P, 1.24% for Class R2 and 1.14% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Auto	0.49%
Basic Industry	0.60%
Consumer Cyclicals	1.35%
Consumer Discretionary	0.29%
Consumer Services	0.88%
Consumer Staples	0.94%
Energy	2.03%
Financial Services	21.26%
Foreign Government	0.82%
Health Care	0.20%
Integrated Oils	1.33%

Sector*	%**
Materials and Processing	2.70%
Municipal	0.83%
Producer Durables	0.44%
Technology	0.62%
Telecommunications	0.03%
Transportation	0.39%
U.S. Government	54.13%
Utilities	1.65%
Repurchase Agreement	9.02%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Total Return Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 - 5/31/13

Class A
Actual	$1,000.00	$1,002.20	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.62	$4.33
Class B
Actual	$1,000.00	$999.10	$8.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.63	$8.40
Class C
Actual	$1,000.00	$998.90	$7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.34	$7.64
Class F
Actual	$1,000.00	$1,003.60	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.88
Class I
Actual	$1,000.00	$1,003.20	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.61	$3.38
Class P
Actual	$1,000.00	$1,001.00	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.37	$5.64
Class R2
Actual	$1,000.00	$1,000.20	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.62	$6.39
Class R3
Actual	$1,000.00	$1,000.70	$5.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.13	$5.84

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.86% for Class A, 1.67% for Class B, 1.52% for Class C, 0.77% for Class F, 0.67% for Class I, 1.12% for Class P, 1.27% for Class R2 and 1.16% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Auto	0.79%
Basic Industry	0.95%
Consumer Cyclicals	2.07%
Consumer Discretionary	0.49%
Consumer Services	1.13%
Consumer Staples	1.71%
Energy	4.25%
Financial Services	24.84%
Foreign Government	2.34%
Health Care	0.32%
Integrated Oils	1.34%

Sector*	%**
Materials and Processing	4.25%
Municipal	0.84%
Producer Durables	0.82%
Technology	1.10%
Telecommunications	0.60%
Transportation	0.71%
U.S. Government	44.44%
Utilities	2.65%
Repurchase Agreements	4.36%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 108.51%

ASSET-BACKED SECURITIES 9.45%

Automobiles 5.10%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$377	$377,222
Ally Auto Receivables Trust 2011-1 A3	1.38%	1/15/2015	2,199	2,202,368
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	2,900	2,912,092
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	1,919	1,919,826
Ally Auto Receivables Trust 2013-SN1 A2(a)	0.52%	5/20/2015	1,980	1,979,815
AmeriCredit Automobile Receivables Trust
2011-4 A2	0.92%	3/9/2015	225	225,102
AmeriCredit Automobile Receivables Trust
2011-5 A2	1.19%	8/8/2015	1,713	1,716,401
AmeriCredit Automobile Receivables Trust
2012-1 A2	0.91%	10/8/2015	3,405	3,410,666
AmeriCredit Automobile Receivables Trust
2012-2 A2	0.76%	10/8/2015	911	912,268
AmeriCredit Automobile Receivables Trust
2012-3 A2	0.71%	12/8/2015	1,925	1,927,228
AmeriCredit Automobile Receivables Trust
2012-4 A2	0.49%	4/8/2016	4,835	4,837,527
AmeriCredit Automobile Receivables Trust
2013-1 A2	0.49%	6/8/2016	1,810	1,810,242
Capital Auto Receivables Asset Trust
2013-1 A1	0.47%	3/20/2015	1,400	1,399,479
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	1,719	1,724,337
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	249	249,357
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	1,407	1,414,250
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	616	616,377
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	2,016	2,017,822
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	4,534	4,536,388
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	2,967	2,968,236
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	340	339,737
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	735	734,783
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	2,519	2,519,562
Hyundai Auto Lease Securitization Trust
2011-A A3†	1.02%	8/15/2014	1,912	1,913,989
Hyundai Auto Lease Securitization Trust
2012-A A2†	0.68%	1/15/2015	656	656,487
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	646	647,005
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	328	327,605

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	$477	$477,310
Nissan Auto Lease Trust 2011-B A3	0.92%	2/16/2015	3,365	3,371,007
Nissan Auto Receivables Owner Trust
2012-A A2	0.54%	10/15/2014	703	703,620
Santander Drive Auto Receivables Trust
2011-4 A2	1.37%	3/16/2015	1,659	1,661,831
Santander Drive Auto Receivables Trust
2012-1 A2	1.25%	4/15/2015	1,176	1,178,186
Santander Drive Auto Receivables Trust
2012-2 A2	0.91%	5/15/2015	1,379	1,380,333
Santander Drive Auto Receivables Trust
2012-3 A2	0.83%	4/15/2015	3,106	3,108,809
Santander Drive Auto Receivables Trust
2012-3 A3	1.08%	4/15/2016	1,000	1,004,401
Santander Drive Auto Receivables Trust
2012-4 A2	0.79%	8/17/2015	2,499	2,502,332
Santander Drive Auto Receivables Trust
2012-AA A2†	0.55%	2/16/2016	2,264	2,264,836
Santander Drive Auto Receivables Trust
2013-3 A2	0.55%	9/15/2016	2,535	2,534,497
World Omni Automobile Lease Securitization
Trust 2011-A A3	1.49%	10/15/2014	1,007	1,008,298

Total				67,491,631

Credit Cards 2.86%
BA Credit Card Trust 2007-A6	0.259%#	9/15/2016	1,000	1,000,304
Bank One Issuance Trust 2003-A8	0.449%#	5/16/2016	3,600	3,602,074
Capital One Multi-Asset Execution Trust
2006-A12 A	0.259%#	7/15/2016	1,500	1,499,888
Chase Issuance Trust 2011-A3	0.319%#	12/15/2015	2,750	2,750,668
Chase Issuance Trust 2012-A1	0.299%#	5/16/2016	600	600,407
Citibank Omni Master Trust 2009-A14A†	2.949%#	8/15/2018	4,000	4,121,070
Discover Card Master Trust 2008-A4	5.65%	12/15/2015	4,350	4,358,965
Discover Card Master Trust 2011-A1	0.549%#	8/15/2016	2,500	2,504,736
Discover Card Master Trust 2012-B3	0.649%#	5/15/2018	1,650	1,655,349
Discover Card Master Trust I 2006-2 A3	0.279%#	1/19/2016	3,000	3,000,115
Discover Card Master Trust I 2007-2 A	0.279%#	9/15/2016	1,400	1,400,348
Dryrock Issuance Trust 2012-1 A	0.349%#	8/15/2017	1,500	1,500,000
Dryrock Issuance Trust 2012-2 A	0.64%	8/15/2018	1,350	1,344,904
GE Capital Credit Card Master Note Trust
2010-3 A	2.21%	6/15/2016	3,000	3,002,148

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)
GE Capital Credit Card Master Note Trust
2011-1 A	0.749	%#	1/15/2017	$1,750	$1,755,013
GE Capital Credit Card Master Note Trust
2011-3 A	0.429	%#	9/15/2016	2,000	2,000,958
MBNA Credit Card Master Note Trust
2005-A10	0.259	%#	11/16/2015	404	404,012
World Financial Network Credit Card Master
Trust 2009-D A	4.66%		5/15/2017	1,400	1,407,134

Total					37,908,093

Other 1.49%
Carrington Mortgage Loan Trust
2005-NC3 A1D	0.523	%#	6/25/2035	310	309,439
HLSS Servicer Advance Receivables Backed
Notes 2012-T2 A1†	1.34%		10/15/2043	1,360	1,363,133
HLSS Servicer Advance Receivables Backed
Notes 2012-T2 B1†	1.74%		10/15/2043	640	641,858
HLSS Servicer Advance Receivables Backed
Notes 2012-T2 B2†	2.48%		10/15/2045	640	653,029
HLSS Servicer Advance Receivables Backed
Notes 2012-T2 D2†	4.94%		10/15/2045	360	375,008
HLSS Servicer Advance Receivables Backed
Notes 2013-T1 B2†	1.744%		1/16/2046	1,850	1,862,643
HLSS Servicer Advance Receivables Backed
Notes 2013-T2 B2†	1.495%		5/16/2044	1,000	1,000,001
HLSS Servicer Advance Receivables Backed
Notes 2013-T2 C2†	1.843%		5/16/2044	1,100	1,099,999
HLSS Servicer Advance Receivables Backed
Notes 2013-T3 A3†	1.793%		5/15/2046	1,500	1,499,997
Illinois Student Assistance Commission
2010-1 A2	1.326	%#	4/25/2022	1,272	1,286,536
SLM Student Loan Trust 2006-2 A5	0.386	%#	7/25/2025	3,100	3,068,141
SLM Student Loan Trust 2010-A 2A†	3.449	%#	5/16/2044	2,248	2,382,941
SLM Student Loan Trust 2010-C A1†	1.849	%#	12/15/2017	476	477,930
SLM Student Loan Trust 2011-B A1†	1.049	%#	12/16/2024	668	672,328
SLM Student Loan Trust 2012-C A1†	1.299	%#	8/15/2023	1,906	1,924,467
Structured Asset Securities Corp.
2005-WF1 A3	0.523	%#	2/25/2035	1,126	1,091,613

Total					19,709,063

Total Asset-Backed Securities (cost $125,139,648)					125,108,787

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

CORPORATE BONDS 29.02%

Aerospace/Defense 0.04%
Embraer SA (Brazil)(b)	5.15%	6/15/2022	$521	$554,865

Auto Parts: Original Equipment 0.28%
BorgWarner, Inc.	8.00%	10/1/2019	2,842	3,673,399

Automotive 0.35%
Ford Motor Co.	6.375%	2/1/2029	697	787,892
Ford Motor Co.	7.45%	7/16/2031	2,168	2,742,427
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	1,000	1,048,005

Total				4,578,324

Banks: Diversified 5.19%
Banco Bradesco SA†	5.75%	3/1/2022	829	872,108
Banco del Estado de Chile (Chile)†(b)	3.875%	2/8/2022	400	411,618
Bank of America Corp.	5.375%	6/15/2014	1,000	1,045,095
Bank of America Corp.	5.625%	7/1/2020	1,870	2,163,253
Bank of America Corp.	5.875%	1/5/2021	1,475	1,726,313
Bank of America Corp.	7.625%	6/1/2019	5,395	6,803,764
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	2,240	2,331,833
Citigroup, Inc.	8.50%	5/22/2019	1,930	2,531,459
Discover Bank	8.70%	11/18/2019	1,055	1,387,894
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	3,200	3,305,920
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	425	444,147
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	1,359	1,516,519
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	1,803	1,964,019
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	6,797	8,434,581
JPMorgan Chase & Co.	3.375%	5/1/2023	1,665	1,585,130
JPMorgan Chase & Co.	4.35%	8/15/2021	4,987	5,373,079
JPMorgan Chase & Co.	4.50%	1/24/2022	2,070	2,247,972
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020	1,750	1,978,305
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	1,440	1,614,434
Morgan Stanley	4.10%	5/22/2023	2,025	1,943,978
Morgan Stanley	6.00%	4/28/2015	1,100	1,193,850
Morgan Stanley	6.25%	8/28/2017	2,390	2,759,938
Morgan Stanley	7.30%	5/13/2019	2,150	2,637,500
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%	9/22/2016	2,260	2,336,788
PKO Finance AB (Sweden)†(b)	4.63%	9/26/2022	1,200	1,250,700

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Sberbank of Russia Via SB Capital SA
(Luxembourg)†(b)	5.25%	5/23/2023	$1,000	$977,500
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%	6/30/2017	3,220	3,323,900
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%	2/5/2020	500	493,750
Wells Fargo & Co.	3.45%	2/13/2023	4,078	4,000,355

Total				68,655,702

Banks: Money Center 0.64%
BBVA Banco Continental SA (Peru)†(b)	5.00%	8/26/2022	900	921,150
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	650	696,246
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,606	1,982,925
SVB Financial Group	5.375%	9/15/2020	2,150	2,434,944
Zions Bancorporation	4.50%	3/27/2017	2,230	2,403,742

Total				8,439,007

Beverages 0.52%
Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	1,950	1,954,875
Fomento Economico Mexicano SAB de CV
(Mexico)(b)	2.875%	5/10/2023	1,200	1,135,801
Fomento Economico Mexicano SAB de CV
(Mexico)(b)	4.375%	5/10/2043	1,150	1,042,442
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	2,430	2,822,659

Total				6,955,777

Biotechnology Research & Production 0.13%
Amgen, Inc.	6.40%	2/1/2039	678	827,940
Life Technologies Corp.	6.00%	3/1/2020	827	961,695

Total				1,789,635

Brokers 0.34%
Jefferies Group, Inc.	6.875%	4/15/2021	515	602,679
Raymond James Financial, Inc.	8.60%	8/15/2019	3,031	3,853,713

Total				4,456,392

Building Materials 0.51%
Cementos Pacasmayo SAA (Peru)†(b)	4.50%	2/8/2023	1,050	1,023,750
Owens Corning, Inc.	9.00%	6/15/2019	955	1,204,935
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,000	2,290,000
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	1,800	1,935,000
Votorantim Overseas IV†	7.75%	6/24/2020	250	295,625

Total				6,749,310

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services 0.15%
Verisk Analytics, Inc.	4.125%	9/12/2022	$830	$858,418
Verisk Analytics, Inc.	4.875%	1/15/2019	550	602,549
Verisk Analytics, Inc.	5.80%	5/1/2021	500	567,533

Total				2,028,500

Cable Services 0.62%
Comcast Corp.	7.05%	3/15/2033	575	763,918
TCI Communications, Inc.	7.875%	2/15/2026	850	1,159,419
Time Warner Cable, Inc.	6.55%	5/1/2037	2,633	3,037,068
Time Warner Cable, Inc.	7.30%	7/1/2038	2,642	3,280,873

Total				8,241,278

Chemicals 1.00%
Airgas, Inc.	7.125%	10/1/2018	1,046	1,102,927
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	2,168	2,945,172
Braskem America Finance Co.†	7.125%	7/22/2041	1,200	1,218,000
CF Industries, Inc.	7.125%	5/1/2020	2,650	3,292,548
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	2,425	2,664,377
Mexichem SAB de CV (Mexico)†(b)	6.75%	9/19/2042	400	438,000
NewMarket Corp.	4.10%	12/15/2022	1,532	1,554,344

Total				13,215,368

Communications Technology 0.03%
Juniper Networks, Inc.	4.60%	3/15/2021	408	432,176

Computer Hardware 0.24%
Hewlett-Packard Co.	6.125%	3/1/2014	2,488	2,581,305
NetApp, Inc.	3.25%	12/15/2022	690	660,162

Total				3,241,467

Construction/Homebuilding 0.15%
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,850	1,988,750

Consumer Products 0.19%
Avon Products, Inc.	4.60%	3/15/2020	375	396,893
Tupperware Brands Corp.	4.75%	6/1/2021	2,065	2,169,394

Total				2,566,287

Containers 0.26%
Rock-Tenn Co.	4.90%	3/1/2022	3,125	3,394,147

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Copper 0.03%
Southern Copper Corp.	5.25%	11/8/2042	$452	$394,067

Data Product, Equipment & Communications 0.08%
Total System Services, Inc.	3.75%	6/1/2023	1,090	1,069,919

Drugs 0.04%
Actavis, Inc.	3.25%	10/1/2022	520	511,957

Electric: Power 1.52%
Black Hills Corp.	9.00%	5/15/2014	878	939,882
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	750	783,270
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,944	3,533,165
Entergy Corp.	5.125%	9/15/2020	4,011	4,403,388
Oncor Electric Delivery Co. LLC	4.10%	6/1/2022	587	633,460
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	677	874,718
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	442	618,026
Perusahaan Listrik Negara PT (Indonesia)†(b)	5.25%	10/24/2042	300	268,500
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	5,210	5,869,805
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,202,110

Total				20,126,324

Electrical: Household 0.05%
Energizer Holdings, Inc.	4.70%	5/19/2021	689	727,102

Electronics 0.13%
PerkinElmer, Inc.	5.00%	11/15/2021	1,564	1,682,010

Electronics: Semi-Conductors/Components 0.26%
KLA-Tencor Corp.	6.90%	5/1/2018	2,899	3,431,262

Energy Equipment & Services 0.79%
Alta Wind Holdings LLC†	7.00%	6/30/2035	1,090	1,176,494
Cameron International Corp.	7.00%	7/15/2038	283	368,350
Energy Transfer Partners LP	5.95%	2/1/2015	1,663	1,791,357
Energy Transfer Partners LP	6.625%	10/15/2036	500	571,348
Energy Transfer Partners LP	7.50%	7/1/2038	600	743,229
Energy Transfer Partners LP	9.00%	4/15/2019	2,165	2,828,256
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,994,577

Total				10,473,611

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Engineering & Contracting Services 0.24%
Andrade Gutierrez International SA
(Luxembourg)†(b)	4.00%	4/30/2018	$500	$496,875
URS Corp.†	5.25%	4/1/2022	2,460	2,628,778

Total				3,125,653

Fertilizers 0.02%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	175	220,662

Financial Services 2.65%
Associates Corp. of North America	6.95%	11/1/2018	1,500	1,822,714
Credit Suisse AG (Guernsey)†(b)	1.625%	3/6/2015	2,020	2,054,390
Discover Financial Services	3.85%	11/21/2022	1,915	1,932,392
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,125	1,141,278
FMR LLC†	6.45%	11/15/2039	825	996,087
FMR LLC†	7.49%	6/15/2019	400	491,273
FMR LLC†	7.57%	6/15/2029	1,675	2,213,367
General Electric Capital Corp.	6.75%	3/15/2032	3,095	3,867,478
General Electric Capital Corp.	6.875%	1/10/2039	7,950	10,185,683
Hyundai Capital Services, Inc.
(South Korea)†(b)	4.375%	7/27/2016	700	751,249
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	1,125	1,505,211
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	855	945,798
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	1,500	1,503,682
Western Union Co. (The)	2.875%	12/10/2017	1,642	1,676,518
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	3,000	3,952,926

Total				35,040,046

Financial: Miscellaneous 0.56%
Compagnie de Financement Foncier SA (France)†(b)	2.25%	3/7/2014	2,900	2,942,873
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,192,108
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,100	2,257,687

Total				7,392,668

Food 0.21%
Alicorp SAA (Peru)†(b)	3.875%	3/20/2023	1,250	1,231,250
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	1,525	1,533,067

Total				2,764,317

Food/Beverage 0.03%
BRF SA (Brazil)†(b)	3.95%	5/22/2023	450	433,125

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care Services 0.08%
Dignity Health	4.50%	11/1/2042	$1,075	$1,005,323

Industrial Products 0.04%
KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	500	477,250

Insurance 0.45%
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,052	1,181,002
Markel Corp.	7.125%	9/30/2019	2,227	2,744,753
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,972,266

Total				5,898,021

Investment Management Companies 0.34%
Lazard Group LLC	6.85%	6/15/2017	500	573,314
Lazard Group LLC	7.125%	5/15/2015	3,083	3,378,154
Oaktree Capital Management LP†	6.75%	12/2/2019	442	533,003

Total				4,484,471

Leasing 0.06%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	825	845,609

Leisure 0.10%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	1,100	1,379,202

Lodging 0.31%
Host Hotels & Resorts LP	5.25%	3/15/2022	2,025	2,223,989
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,869,118

Total				4,093,107

Machinery: Agricultural 0.33%
Lorillard Tobacco Co.	8.125%	6/23/2019	1,268	1,605,718
Lorillard Tobacco Co.	8.125%	5/1/2040	2,138	2,744,476

Total				4,350,194

Machinery: Oil Well Equipment & Services 0.16%
Pride International, Inc.	8.50%	6/15/2019	1,652	2,172,973

Manufacturing 0.20%
Hillenbrand, Inc.	5.50%	7/15/2020	2,375	2,586,596

Media 0.90%
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	2,850	3,028,125
Globo Comunicacao e Participacoes SA
(Brazil) (7.25% after 5/11/2017)†(b)	5.307%	5/11/2022	3,355	3,589,850

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media (continued)
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	$2,337	$2,351,524
News America, Inc.	6.20%	12/15/2034	1,268	1,471,060
News America, Inc.	6.90%	8/15/2039	1,154	1,442,700

Total				11,883,259

Metals & Minerals: Miscellaneous 0.73%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	3,584	4,684,148
AngloGold Ashanti Holdings plc
(United Kingdom)(b)	6.50%	4/15/2040	2,608	2,585,159
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	1,825	1,703,483
Newcrest Finance Pty Ltd. (Australia)†(b)	4.45%	11/15/2021	728	723,681

Total				9,696,471

Natural Gas 0.18%
SourceGas LLC†	5.90%	4/1/2017	886	958,090
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,409,414

Total				2,367,504

Oil 0.48%
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	2,964	3,690,340
Petroleum Co. of Trinidad & Tobago Ltd.
(Trinidad/Tobago)†(b)	9.75%	8/14/2019	350	450,625
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	1,200	1,249,682
Valero Energy Corp.	10.50%	3/15/2039	580	934,520

Total				6,325,167

Oil: Crude Producers 0.67%
AK Transneft OJSC via TransCapitalInvest Ltd.
(Ireland)†(b)	5.67%	3/5/2014	650	673,530
Enbridge Energy Partners LP	9.875%	3/1/2019	2,000	2,710,834
Enterprise Products Operating LLC	7.55%	4/15/2038	1,045	1,394,504
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,089,562
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,647	1,732,869
Ruby Pipeline LLC†	6.00%	4/1/2022	1,125	1,246,319

Total				8,847,618

Oil: Integrated Domestic 0.54%
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,000	1,258,635
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	1,600	1,656,310
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	1,000	1,047,425
Rowan Cos., Inc.	7.875%	8/1/2019	2,548	3,142,693

Total				7,105,063

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International 1.15%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	$5,050	$5,106,323
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	707	766,728
Petrohawk Energy Corp.	7.25%	8/15/2018	1,090	1,213,988
Petrohawk Energy Corp.	10.50%	8/1/2014	1,120	1,189,440
Transocean, Inc.	6.375%	12/15/2021	2,250	2,630,214
Weatherford International Ltd.	9.625%	3/1/2019	1,450	1,886,824
Weatherford International Ltd.	9.875%	3/1/2039	1,720	2,480,828

Total				15,274,345

Paper & Forest Products 0.49%
Georgia-Pacific LLC	8.875%	5/15/2031	2,925	4,330,036
Plum Creek Timberlands LP	4.70%	3/15/2021	2,007	2,143,568

Total				6,473,604

Real Estate Investment Trusts 0.99%
American Tower Corp.	4.50%	1/15/2018	1,200	1,311,493
American Tower Corp.	5.05%	9/1/2020	2,200	2,411,121
EPR Properties	7.75%	7/15/2020	1,943	2,312,452
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,156	3,620,806
Health Care REIT, Inc.	5.25%	1/15/2022	1,000	1,127,911
Weyerhaeuser Co.	7.375%	10/1/2019	1,849	2,310,264

Total				13,094,047

Retail 0.68%
Dollar General Corp.	3.25%	4/15/2023	1,050	1,020,962
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,000	1,059,582
QVC, Inc.†	7.375%	10/15/2020	6,250	6,909,900

Total				8,990,444

Savings & Loan 0.34%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,715	4,447,873

Security Services 0.22%
ADT Corp. (The)	4.125%	6/15/2023	2,856	2,858,308

Steel 0.77%
Allegheny Ludlum Corp.	6.95%	12/15/2025	200	229,234
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,475	5,646,430
OJSC Novolipetsk Steel via Steel Funding Ltd.
(Ireland)†(b)	4.95%	9/26/2019	1,100	1,089,000
Valmont Industries, Inc.	6.625%	4/20/2020	2,759	3,202,098

Total				10,166,762

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telephone-Long Distance 0.03%
America Movil SAB de CV (Mexico)(b)	4.375%	7/16/2042	$500	$446,142

Tobacco 0.42%
Altria Group, Inc.	9.95%	11/10/2038	3,565	5,607,164

Transportation: Miscellaneous 0.43%
Kazakhstan Temir Zholy Finance BV (Netherlands)†(b)	6.95%	7/10/2042	690	779,700
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	4,450	4,954,341

Total				5,734,041

Utilities 0.32%
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,343,669
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,210	2,959,124

Total				4,302,793

Utilities: Electrical 0.24%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	540	668,250
Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,572,758

Total				3,241,008

Wholesale 0.12%
Glencore Funding LLC†	2.50%	1/15/2019	1,675	1,645,590

Total Corporate Bonds (cost $371,403,790)				384,153,056

FOREIGN GOVERNMENT OBLIGATIONS 1.04%

Aruba 0.04%
Aruba Government†(b)	4.625%	9/14/2023	500	508,750

Bahamas 0.05%
Commonwealth of Bahamas†(b)	6.95%	11/20/2029	588	714,810

Bermuda 0.17%
Bermuda Government†	4.138%	1/3/2023	1,050	1,089,375
Bermuda Government†	5.603%	7/20/2020	1,000	1,139,195

Total				2,228,570

Brazil 0.11%
Federal Republic of Brazil†(b)	5.333%	2/15/2028	1,000	1,043,000
Federal Republic of Brazil(b)	5.625%	1/7/2041	325	363,187

Total				1,406,187

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Cayman Islands 0.11%
Cayman Islands Government†	5.95%	11/24/2019	$1,200	$1,410,428

Colombia 0.07%
Republic of Colombia(b)	2.625%	3/15/2023	1,000	932,500

Indonesia 0.10%
Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	900	857,250
Republic of Indonesia†(b)	4.625%	4/15/2043	550	507,375

Total				1,364,625

Mexico 0.03%
United Mexican States(b)	4.75%	3/8/2044	450	447,750

Panama 0.03%
Republic of Panama(b)	4.30%	4/29/2053	500	445,000

Peru 0.06%
Republic of Peru(b)	6.55%	3/14/2037	611	786,663

Qatar 0.06%
State of Qatar†(b)	3.125%	1/20/2017	750	789,375

Romania 0.02%
Republic of Romania†(b)	4.375%	8/22/2023	200	198,866

Russia 0.19%
Russia Eurobonds†(b)	3.625%	4/29/2015	2,400	2,512,992

Total Foreign Government Obligations (cost $13,376,534)				13,746,516

GOVERNMENT SPONSORED ENTERPRISES BOND 0.16%
Federal Home Loan Mortgage Corp. (cost $2,195,501)	0.875%	3/7/2018	2,200	2,176,185

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.76%
Federal Home Loan Mortgage Corp.(c)	3.00%	TBA	86,360	87,520,799
Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	67,040	69,260,700
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	31,000	32,598,438
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	9,332	10,017,579
Federal National Mortgage Assoc.	4.50%	11/1/2018 9/1/2034 -	3,490	3,731,578
Federal National Mortgage Assoc.	5.50%	2/1/2038	28,892	31,553,817
Federal National Mortgage Assoc.(c)	5.50%	TBA	106,920	115,841,159

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	6.00%		10/1/2038	$3,333	$3,656,792
Federal National Mortgage Assoc.	6.50%		1/1/2036	109	126,071

Total Government Sponsored Enterprises Pass-Throughs (cost $355,940,910)					354,306,933

MUNICIPAL BONDS 1.05%

Education 0.06%
University of California Brd	6.27%		5/15/2031	650	742,118

Other Revenue 0.48%
Dallas Convention Center Hotel	7.088%		1/1/2042	1,150	1,443,871
Houston TX Pension Oblig Ser A	6.29%		3/1/2032	700	870,926
Metro Wtr Dist of Sthrn CA Build America Bds Ser A	6.947%		7/1/2040	675	823,412
Nashville & Davidson Cnty, TN	6.731%		7/1/2043	1,500	1,859,415
Southern California Metro Wtr	6.538%		7/1/2039	1,200	1,395,696

Total					6,393,320

Transportation 0.26%
Clark Cnty Arpt Dept of Avia	6.881%		7/1/2042	1,410	1,647,712
Metropolitan Washington Arpt	7.462%		10/1/2046	1,500	1,853,430

Total					3,501,142

Utilities 0.25%
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,000	1,093,560
New York City Wtr & Swr Sys	5.79%		6/15/2041	600	687,756
New York City Wtr & Swr Sys	6.124%		6/15/2042	465	542,636
New York City Wtr & Swr Sys	6.282%		6/15/2042	700	823,333
New York City Wtr & Swr Sys	6.491%		6/15/2042	80	95,729

Total					3,243,014

Total Municipal Bonds (cost $12,926,523)					13,879,594

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.17%
Arkle Master Issuer plc 2010-2A 1A1 (United Kingdom)†(b)	1.674%	#	5/17/2060	1,560	1,564,708
Arkle Master Issuer plc 2011-1A 2A (United Kingdom)†(b)	1.524%	#	5/17/2060	750	751,967
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	2,258	2,494,811
Bear Stearns ALT-A Trust 2004-8 1A	0.893%	#	9/25/2034	2,676	2,598,090
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	1,485	1,655,209

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.379%	#	6/15/2022	$2,038	$2,018,939
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%		1/10/2046	1,165	1,160,737
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	2,174	2,167,061
Deutsche Mortgage Securities, Inc. 2009-RS2 4A1†	0.33%	#	4/26/2037	1,027	1,006,224
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(b)	1.677%	#	10/18/2054	700	713,255
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.824%	#	11/20/2056	1,585	1,614,735
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.398%	#	12/20/2054	1,216	1,194,010
Greenwich Capital Commercial Funding
Corp. 2007-GG9 A2	5.381%		3/10/2039	1,348	1,391,657
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	1,420	1,432,095
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	564	576,455
GS Mortgage Securities Corp. II 2012-GC6 C†	5.638%	#	1/10/2045	1,430	1,622,310
GS Mortgage Securities Corp. II 2012-GCJ7 B	4.74%		5/10/2045	4,185	4,556,954
GS Mortgage Securities Corp. II 2012-GCJ7 C	5.723%	#	5/10/2045	1,135	1,286,827
Holmes Master Issuer plc 2010-1A A2†	1.677%	#	10/15/2054	1,045	1,052,555
Holmes Master Issuer plc 2012-1A A2 (United Kingdom)†(b)	1.927%	#	10/15/2054	1,100	1,121,031
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	491	490,302
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.799%	#	6/15/2049	1,396	1,437,370
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	2,435	2,751,574
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 AS	4.117%		5/15/2045	1,200	1,295,022
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%		12/15/2047	4,750	4,791,964
Merrill Lynch Floating Trust 2008-LAQA A1†	0.737%	#	7/9/2021	1,658	1,653,997
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	3	3,382
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.509%	#	6/12/2050	267	264,606
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	24	23,727
Sequoia Mortgage Trust 2012-3 A1	3.50%		7/25/2042	578	593,098
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,720	1,703,147
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	590	597,662

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	$2,341	$2,296,801
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	954	919,415
Sequoia Mortgage Trust 2013-2 A1	1.874%		2/25/2043	2,405	2,385,287
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(b)	1.826%	#	1/21/2055	1,350	1,372,808
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,993	2,003,798
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	2,626	2,632,842
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	1,855	1,870,245
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,510	1,687,259
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	644	664,362
Wells Fargo Commercial Mortgage Trust 2012-LC5 C	4.693%		10/15/2045	3,735	3,949,774
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%		11/15/2045	4,880	5,096,367
WF-RBS Commercial Mortgage Trust 2013-C11 B	3.714%		3/15/2045	1,200	1,214,543
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	2,610	2,662,584
WF-RBS Commercial Mortgage Trust 2013-C14 A5(a)	3.337%		6/15/2046	5,285	5,360,734

Total Non-Agency Commercial Mortgage-Backed Securities (cost $80,881,121)					81,702,300

U.S. TREASURY OBLIGATIONS 34.86%
U.S. Treasury Bond	3.125%		2/15/2043	47,239	45,740,626
U.S. Treasury Note	0.125%		12/31/2013	14,322	14,325,366
U.S. Treasury Note	0.25%		4/15/2016	27,027	26,845,406
U.S. Treasury Note	0.375%		3/15/2015	80,333	80,467,959
U.S. Treasury Note	0.50%		10/15/2014	126,266	126,779,019
U.S. Treasury Note	0.625%		4/30/2018	150,418	147,491,919
U.S. Treasury Note	1.75%		5/15/2023	20,541	19,793,184

Total U.S. Treasury Obligations (cost $464,293,972)					461,443,479

Total Long-Term Investments (cost $1,426,157,999)					1,436,516,850

SHORT-TERM INVESTMENTS 18.28%

U.S. TREASURY OBLIGATION 6.85%
U.S. Treasury Note (cost $90,594,733)	0.375%		7/31/2013	90,556	90,616,129

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
CORE FIXED INCOME FUND May 31, 2013

Investments	Principal Amount (000)	Fair Value

REPURCHASE AGREEMENT 11.43%

Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $153,255,000 of U.S. Treasury Note at 0.625% due 7/15/2014; value: $154,393,072; proceeds: $151,363,221 (cost $151,363,095)	$151,363	$151,363,095

Total Short-Term Investments (cost $241,957,828)		241,979,224

Total Investments in Securities 126.79% (cost $1,668,115,827)		1,678,496,074

Liabilities in Excess of Cash and Other Assets (26.79%)		(354,609,304)

Net Assets 100.00%		$1,323,886,770

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2013.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$125,108,787	$—	$125,108,787
Corporate Bonds	—	384,153,056	—	384,153,056
Foreign Government Obligations	—	13,746,516	—	13,746,516
Government Sponsored Enterprises Bond	—	2,176,185	—	2,176,185
Government Sponsored Enterprises Pass-Throughs	—	354,306,933	—	354,306,933
Municipal Bonds	—	13,879,594	—	13,879,594
Non-Agency Commercial Mortgage-Backed Securities	—	81,702,300	—	81,702,300
U.S. Treasury Obligations	—	552,059,608	—	552,059,608
Repurchase Agreement	—	151,363,095	—	151,363,095

Total	$—	$1,678,496,074	$—	$1,678,496,074

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2013.

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 108.79%

ASSET-BACKED SECURITIES 10.85%

Automobiles 5.05%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$694	$694,819
Ally Auto Receivables Trust 2011-1 A3	1.38%	1/15/2015	3,321	3,325,874
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	1,235	1,235,864
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	2,268	2,268,357
Ally Auto Receivables Trust 2013-SN1 A2(a)	0.52%	5/20/2015	2,670	2,669,751
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	458	458,352
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	2,378	2,382,156
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	3,977	3,983,516
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	1,156	1,157,441
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	1,820	1,822,172
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	6,214	6,216,826
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	3,910	3,910,522
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,895	1,894,295
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	441	441,540
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	1,913	1,919,604
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	439	439,288
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	3,760	3,779,013
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	1,258	1,259,266
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	2,097	2,098,758
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	7,568	7,572,915
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	2,873	2,874,525
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	566	566,228
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	1,469	1,469,566
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	2,365	2,365,527
Hyundai Auto Lease Securitization Trust 2011-A A3†	1.02%	8/15/2014	2,414	2,416,652
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	1,092	1,093,050
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	655	655,211

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	$956	$955,996
Nissan Auto Lease Trust 2011-B A3	0.92%		2/16/2015	4,463	4,471,439
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%		3/16/2015	663	663,940
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%		9/15/2015	1,400	1,408,863
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	2,438	2,442,957
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	3,183	3,186,959
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	2,384	2,386,517
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	1,000	1,004,401
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	4,155	4,160,456
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	2,358	2,359,204
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	3,680	3,679,270
World Omni Automobile Lease Securitization Trust 2011-A A3	1.49%		10/15/2014	1,778	1,781,039

Total					89,472,129

Credit Cards 3.15%
BA Credit Card Trust 2007-A6	0.259%	#	9/15/2016	1,235	1,235,375
Bank One Issuance Trust 2003-A8	0.449%	#	5/16/2016	4,210	4,212,425
Capital One Multi-Asset Execution Trust 2006-A12 A	0.259%	#	7/15/2016	1,750	1,749,869
Chase Issuance Trust 2008-A10	0.949%	#	8/17/2015	2,025	2,028,077
Chase Issuance Trust 2011-A3	0.319%	#	12/15/2015	2,500	2,500,607
Chase Issuance Trust 2012-A1	0.299%	#	5/16/2016	850	850,576
Citibank Omni Master Trust 2009-A14A†	2.949%	#	8/15/2018	6,750	6,954,306
Discover Card Execution Note Trust 2008-A4	5.65%		12/15/2015	6,900	6,914,221
Discover Card Execution Note Trust 2011-A1	0.549%	#	8/15/2016	3,768	3,775,138
Discover Card Execution Note Trust 2012-B3	0.649%	#	5/15/2018	2,850	2,859,240
Discover Card Master Trust I 2006-2 A3	0.279%	#	1/19/2016	2,400	2,400,092
Discover Card Master Trust I 2007-2 A	0.279%	#	9/15/2016	2,000	2,000,497
Dryrock Issuance Trust 2012-1 A	0.349%	#	8/15/2017	2,500	2,500,000
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,241,506

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	$2,660	$2,661,905
GE Capital Credit Card Master Note Trust 2011-1 A	0.749%	#	1/15/2017	6,475	6,493,548
GE Capital Credit Card Master Note Trust 2011-3 A	0.429%	#	9/15/2016	2,000	2,000,958
World Financial Network Credit Card Master Trust 2009-D A	4.66%		5/15/2017	2,385	2,397,154

Total					55,775,494

Home Equity 0.47%
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.313%	#	4/25/2037	38	37,901
Home Equity Asset Trust 2006-6 2A2	0.303%	#	11/25/2036	593	587,948
Home Equity Asset Trust 2006-7 2A2	0.303%	#	1/25/2037	2,237	2,178,666
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	3,686	3,652,459
Option One Mortgage Loan Trust 2005-1 A4	0.593%	#	2/25/2035	1,970	1,940,890

Total					8,397,864

Other 2.18%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.523%	#	6/25/2035	619	617,598
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.293%	#	12/25/2036	521	512,445
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,520	2,569,684
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B1†	1.74%		10/15/2043	1,090	1,093,165
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	1,090	1,112,191
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D1†	3.96%		10/15/2043	580	584,648
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,425	2,444,388
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	1,250	1,279,439
HLSS Servicer Advance Receivables Backed Notes 2013-T1 C1†	1.644%		1/15/2044	1,850	1,856,383
HLSS Servicer Advance Receivables Backed Notes 2013-T1 D1†	2.487%		1/15/2044	1,100	1,104,078

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	$1,500	$1,500,000
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	1,750	1,749,999
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,500	1,500,000
Illinois Student Assistance Commission 2010-1 A2	1.326%	#	4/25/2022	4,624	4,677,141
Morgan Stanley ABS Capital I 2006-HE1 A3	0.373%	#	1/25/2036	1,112	1,094,595
Saxon Asset Securities Trust 2006-3 A2	0.303%	#	10/25/2046	462	459,352
SLM Student Loan Trust 2006-2 A5	0.386%	#	7/25/2025	4,520	4,473,548
SLM Student Loan Trust 2010-A 2A†	3.449%	#	5/16/2044	3,833	4,061,794
SLM Student Loan Trust 2010-C A1†	1.849%	#	12/15/2017	961	964,906
SLM Student Loan Trust 2012-C A1†	1.299%	#	8/15/2023	3,055	3,084,420
Structured Asset Securities Corp. 2006-GEL3 A2†	0.423%	#	7/25/2036	676	669,376
Structured Asset Securities Corp. 2007-BC2 A3	0.323%	#	3/25/2037	1,250	1,202,679

Total					38,611,829

Total Asset-Backed Securities (cost $191,820,030)					192,257,316

CORPORATE BONDS 39.47%

Aerospace/Defense 0.07%
Embraer SA (Brazil)(b)	5.15%		6/15/2022	844	898,860
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(b)	7.75%		12/15/2020	400	417,000

Total					1,315,860

Apparel 0.14%
PVH Corp.	7.75%		11/15/2023	2,053	2,452,662

Auto Parts: Original Equipment 0.43%
BorgWarner, Inc.	8.00%		10/1/2019	4,721	6,102,081
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	1,446	1,436,963

Total					7,539,044

Auto: Replacement Parts 0.02%
LKQ Corp.†	4.75%		5/15/2023	375	375,000

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Auto: Trucks & Parts 0.14%
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	$2,490	$2,533,575

Automotive 0.37%
Ford Motor Co.	6.375%		2/1/2029	1,839	2,078,815
Ford Motor Co.	6.625%		10/1/2028	1,322	1,534,309
Ford Motor Co.	7.45%		7/16/2031	2,342	2,962,529

Total					6,575,653

Banks: Diversified 5.24%
Banco del Estado de Chile (Chile)†(b)	3.875%		2/8/2022	900	926,141
Bank of America Corp.	5.375%		6/15/2014	1,086	1,134,973
Bank of America Corp.	5.625%		7/1/2020	1,495	1,729,446
Bank of America Corp.	5.875%		1/5/2021	2,500	2,925,955
Bank of America Corp.	7.625%		6/1/2019	7,000	8,827,868
Bank of Nova Scotia (Canada)†(b)	2.15%		8/3/2016	3,780	3,934,969
Cie de Financement Foncier SA (France)†(b)	1.026%	#	4/17/2014	4,800	4,820,078
Citigroup, Inc.	8.50%		5/22/2019	763	1,000,779
Discover Bank	8.70%		11/18/2019	1,202	1,581,278
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	4,140	4,277,034
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%		2/9/2016	1,000	1,045,052
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	2,007	2,239,627
Goldman Sachs Group, Inc. (The)	5.95%		1/15/2027	2,267	2,469,457
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	9,357	11,611,354
JPMorgan Chase & Co.	3.375%		5/1/2023	1,750	1,666,052
JPMorgan Chase & Co.	4.35%		8/15/2021	5,059	5,450,653
JPMorgan Chase & Co.	4.50%		1/24/2022	2,729	2,963,631
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%		9/14/2020	2,500	2,826,150
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021	2,070	2,320,749
Morgan Stanley	4.10%		5/22/2023	2,850	2,735,969
Morgan Stanley	6.00%		4/28/2015	2,150	2,333,434
Morgan Stanley	6.25%		8/28/2017	3,413	3,941,285
Morgan Stanley	7.30%		5/13/2019	2,500	3,066,860
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%		9/22/2016	2,380	2,460,865
PKO Finance AB (Sweden)†(b)	4.63%		9/26/2022	1,000	1,042,250
Regions Financial Corp.	7.75%		11/10/2014	294	319,888
Sberbank of Russia Via SB Capital SA (Luxembourg)†(b)	5.25%		5/23/2023	1,200	1,173,000
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2017	5,430	5,605,210
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%		2/5/2020	1,200	1,185,000

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Wells Fargo & Co.	3.45%	2/13/2023	$5,314	$5,212,821

Total				92,827,828

Banks: Money Center 0.71%
BBVA Banco Continental SA (Peru)†(b)	5.00%	8/26/2022	1,400	1,432,900
Huntington Bancshares, Inc.	7.00%	12/15/2020	2,450	3,025,010
SVB Financial Group	5.375%	9/15/2020	3,009	3,407,789
Zions Bancorporation	4.50%	3/27/2017	4,436	4,781,613

Total				12,647,312

Beverages 0.82%
Central American Bottling Corp.†	6.75%	2/9/2022	3,041	3,299,485
Constellation Brands, Inc.	4.25%	5/1/2023	1,025	1,009,625
Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	1,277	1,280,192
Cott Beverages, Inc.	8.375%	11/15/2017	978	1,045,238
Fomento Economico Mexicano SAB de CV
(Mexico)(b)	2.875%	5/10/2023	2,350	2,224,277
Fomento Economico Mexicano SAB de CV
(Mexico)(b)	4.375%	5/10/2043	1,150	1,042,442
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	3,925	4,559,233

Total				14,460,492

Biotechnology Research & Production 0.14%
Amgen, Inc.	6.40%	2/1/2039	882	1,077,054
Life Technologies Corp.	6.00%	3/1/2020	1,282	1,490,802

Total				2,567,856

Brokers 0.41%
Jefferies Group, Inc.	6.875%	4/15/2021	835	977,159
Raymond James Financial, Inc.	8.60%	8/15/2019	4,950	6,293,593

Total				7,270,752

Building Materials 0.79%
Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,325,475
Cementos Pacasmayo SAA (Peru)†(b)	4.50%	2/8/2023	1,200	1,170,000
Cemex Finance LLC†	9.375%	10/12/2022	1,250	1,406,250
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	500	518,750
Grupo Cementos de Chihuahua SAB de CV
(Mexico)†(b)	8.125%	2/8/2020	2,250	2,430,000
Owens Corning, Inc.	9.00%	6/15/2019	1,435	1,810,557
Rearden G. Holdings EINS GmbH (Germany)†(b)	7.875%	3/30/2020	1,150	1,256,375

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials (continued)
Voto-Votorantim Ltd.†	6.75%	4/5/2021	$2,570	$2,942,650
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	450	483,750
Votorantim Overseas IV†	7.75%	6/24/2020	550	650,375

Total				13,994,182

Business Services 0.18%
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	335	354,681
Verisk Analytics, Inc.	4.125%	9/12/2022	664	686,735
Verisk Analytics, Inc.	4.875%	1/15/2019	250	273,886
Verisk Analytics, Inc.	5.80%	5/1/2021	1,700	1,929,610

Total				3,244,912

Cable Services 0.54%
Comcast Corp.	7.05%	3/15/2033	925	1,228,912
TCI Communications, Inc.	7.875%	2/15/2026	1,750	2,387,038
Time Warner Cable, Inc.	6.55%	5/1/2037	1,211	1,396,844
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	4,501,576

Total				9,514,370

Chemicals 1.47%
Airgas, Inc.	7.125%	10/1/2018	5,200	5,483,005
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	2,888	3,923,273
Braskem America Finance Co.†	7.125%	7/22/2041	2,000	2,030,000
CF Industries, Inc.	7.125%	5/1/2020	4,000	4,969,884
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	3,355	3,686,179
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,765	2,993,436
Mexichem SAB de CV (Mexico)†(b)	6.75%	9/19/2042	750	821,250
NewMarket Corp.	4.10%	12/15/2022	2,071	2,101,205

Total				26,008,232

Computer Hardware 0.20%
Hewlett-Packard Co.	6.125%	3/1/2014	2,743	2,845,868
NetApp, Inc.	3.25%	12/15/2022	813	777,843

Total				3,623,711

Computer Software 0.37%
Autodesk, Inc.	3.60%	12/15/2022	3,000	2,974,878
Netflix, Inc.†	5.375%	2/1/2021	1,650	1,683,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,850	1,979,500

Total				6,637,378

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Construction/Homebuilding 0.18%
Empresas ICA SAB de CV (Mexico)†(b)	8.375%	7/24/2017	$850	$726,750
Odebrecht Finance Ltd.†	7.125%	6/26/2042	2,360	2,537,000

Total				3,263,750

Consumer Products 0.19%
Avon Products, Inc.	4.60%	3/15/2020	542	573,642
Tupperware Brands Corp.	4.75%	6/1/2021	2,581	2,711,480

Total				3,285,122

Containers 0.46%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,388	4,344,120
Rock-Tenn Co.	4.90%	3/1/2022	3,550	3,855,751

Total				8,199,871

Data Product, Equipment & Communications 0.22%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	2,250	2,410,313
Total System Services, Inc.	3.75%	6/1/2023	1,529	1,500,831

Total				3,911,144

Drugs 0.04%
Actavis, Inc.	3.25%	10/1/2022	780	767,935

Electric: Power 2.52%
Astoria Depositor Corp.†	8.144%	5/1/2021	1,250	1,287,500
Black Hills Corp.	9.00%	5/15/2014	3,190	3,414,834
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	1,500	1,566,540
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	4,731	5,677,787
Elwood Energy LLC	8.159%	7/5/2026	1,270	1,383,834
Entergy Corp.	5.125%	9/15/2020	6,695	7,349,958
Indiantown Cogeneration LP	9.77%	12/15/2020	2,301	2,567,642
National Fuel Gas Co.	8.75%	5/1/2019	3,500	4,480,893
North American Energy Alliance LLC/North
American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,566,642
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	551	711,920
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	900	1,258,423
Perusahaan Listrik Negara PT (Indonesia)†(b)	5.25%	10/24/2042	650	581,750
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	6,000	6,759,852
Red Oak Power LLC	8.54%	11/30/2019	1,470	1,587,136
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,300	4,404,220

Total				44,598,931

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Utilities 0.22%
Tennessee Valley Authority	3.50%	12/15/2042	$4,240	$3,902,861

Electrical: Household 0.06%
Energizer Holdings, Inc.	4.70%	5/19/2021	1,035	1,092,236

Electronics 0.17%
Jabil Circuit, Inc.	5.625%	12/15/2020	900	974,250
PerkinElmer, Inc.	5.00%	11/15/2021	1,922	2,067,023

Total				3,041,273

Electronics: Semi-Conductors/Components 0.29%
KLA-Tencor Corp.	6.90%	5/1/2018	4,377	5,180,626

Energy Equipment & Services 0.70%
Alta Wind Holdings LLC†	7.00%	6/30/2035	2,731	2,948,437
Cameron International Corp.	7.00%	7/15/2038	198	257,715
Energy Transfer Partners LP	6.625%	10/15/2036	460	525,641
Energy Transfer Partners LP	7.50%	7/1/2038	1,431	1,772,601
Energy Transfer Partners LP	9.00%	4/15/2019	2,000	2,612,708
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,254,288

Total				12,371,390

Engineering & Contracting Services 0.24%
Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	1,170	1,105,895
Andrade Gutierrez International SA
(Luxembourg)†(b)	4.00%	4/30/2018	300	298,125
URS Corp.†	5.25%	4/1/2022	2,750	2,938,675

Total				4,342,695

Entertainment 0.04%
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	686	734,878

Fertilizers 0.01%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	145	182,834

Finance 0.06%
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.†	7.375%	10/1/2017	1,008	1,063,440

Financial Services 1.86%
Associates Corp. of North America	6.95%	11/1/2018	2,000	2,430,286
Credit Suisse AG (Guernsey)†(b)	1.625%	3/6/2015	3,390	3,447,715
Discover Financial Services	3.85%	11/21/2022	3,000	3,027,246

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Financial Services (continued)
DTEK Finance plc (United Kingdom)†(b)	7.875%	4/4/2018		$600	$597,000
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022		1,750	1,775,321
FMR LLC†	6.45%	11/15/2039		415	501,062
FMR LLC†	7.57%	6/15/2029		1,250	1,651,766
General Electric Capital Corp.	6.75%	3/15/2032		4,763	5,951,792
General Electric Capital Corp.	6.875%	1/10/2039		2,957	3,788,562
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019		750	1,003,474
Merrill Lynch & Co., Inc.	5.70%	5/2/2017		2,280	2,522,127
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp.†	9.50%	6/15/2019		323	356,915
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		3,000	3,007,365
Western Union Co. (The)	2.875%	12/10/2017		2,785	2,843,546

Total					32,904,177

Financial: Miscellaneous 0.65%
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018		5,270	5,747,467
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020		1,100	1,182,598
SLM Corp.	8.45%	6/15/2018		4,091	4,561,465

Total					11,491,530

Food 0.84%
Alicorp SAA (Peru)†(b)	3.875%	3/20/2023		900	886,500
Aralco Finance SA (Brazil)†(b)	10.125%	5/7/2020		1,000	980,820
Cencosud SA (Chile)†(b)	4.875%	1/20/2023		2,275	2,287,035
CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019		1,400	1,305,500
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023		4,000	3,990,000
Minerva Luxembourg SA (Luxembourg)†(b)	7.75%	1/31/2023		3,200	3,304,000
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014		700	756,350
Tonon Bioenergia SA (Brazil)†(b)	9.25%	1/24/2020		1,400	1,407,000

Total					14,917,205

Food/Beverage 0.10%
BRF SA (Brazil)†(b)	3.95%	5/22/2023		575	553,438
BRF SA (Brazil)†(c)	7.75%	5/22/2018	BRL	2,500	1,155,570

Total					1,709,008

Gaming 0.05%
CCM Merger, Inc.†	9.125%	5/1/2019		$858	943,800

Health Care Products 0.07%
Mallinckrodt International Finance SA†	4.75%	4/15/2023		1,287	1,307,703

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care Services 0.13%
Centene Corp.	5.75%	6/1/2017	$510	$549,525
Dignity Health	4.50%	11/1/2042	1,850	1,730,090

Total				2,279,615

Household Equipment/Products 0.09%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(b)	4.25%	5/9/2020	1,625	1,598,594

Household Furnishings 0.09%
Arcelik AS (Turkey)†(b)	5.00%	4/3/2023	1,600	1,616,000

Industrial Products 0.15%
KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	1,000	954,500
Mueller Water Products, Inc.	7.375%	6/1/2017	1,673	1,723,190

Total				2,677,690

Insurance 0.63%
CNO Financial Group, Inc.†	6.375%	10/1/2020	476	518,245
Fidelity National Financial, Inc.	6.60%	5/15/2017	2,250	2,525,908
Markel Corp.	7.125%	9/30/2019	4,220	5,201,104
Willis North America, Inc.	7.00%	9/29/2019	2,555	3,008,441

Total				11,253,698

Investment Management Companies 0.38%
Lazard Group LLC	6.85%	6/15/2017	1,000	1,146,627
Lazard Group LLC	7.125%	5/15/2015	4,130	4,525,390
Oaktree Capital Management LP†	6.75%	12/2/2019	900	1,085,300

Total				6,757,317

Leasing 0.09%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	1,500	1,537,471

Leisure 0.58%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	3,957	4,961,366
Easton-Bell Sports, Inc.	9.75%	12/1/2016	2,708	2,921,282
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	835	872,575
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,300	1,475,500

Total				10,230,723

Lodging 0.44%
Host Hotels & Resorts LP	5.25%	3/15/2022	2,850	3,130,058
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	4,008,863

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Lodging (continued)
Sugarhouse HSP Gaming Prop. Mezz. LP/
Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	$600	$606,000

Total				7,744,921

Machinery: Agricultural 0.57%
Camposol SA (Peru)†(b)	9.875%	2/2/2017	744	788,640
Lorillard Tobacco Co.	8.125%	6/23/2019	2,322	2,940,439
Lorillard Tobacco Co.	8.125%	5/1/2040	2,384	3,060,258
MHP SA (Ukraine)†(b)	8.25%	4/2/2020	2,915	2,892,802
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	400	427,572

Total				10,109,711

Machinery: Oil Well Equipment & Services 0.26%
Pride International, Inc.	8.50%	6/15/2019	3,500	4,603,756

Manufacturing 0.27%
Hillenbrand, Inc.	5.50%	7/15/2020	3,900	4,247,463
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	550	585,750

Total				4,833,213

Materials & Commodities 0.10%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,609	1,749,787

Media 1.14%
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	3,825	4,064,063
Globo Comunicacao e Participacoes SA
(Brazil)(7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	5,050	5,403,500
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	2,805	2,822,433
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	1,400	1,561,000
News America, Inc.	6.20%	12/15/2034	1,325	1,537,188
News America, Inc.	6.90%	8/15/2039	1,577	1,971,523
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	643	652,645
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	2,016	2,121,840

Total				20,134,192

Metal Fabricating 0.14%
Severstal Columbus LLC	10.25%	2/15/2018	850	913,750
TMK OAO Via TMK Capital SA (Luxembourg)†(b)	6.75%	4/3/2020	1,600	1,558,000

Total				2,471,750

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Metals & Minerals: Miscellaneous 0.90%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	$5,483		$7,166,067
AngloGold Ashanti Holdings plc
(United Kingdom)(b)	6.50%	4/15/2040	3,517		3,486,198
Compass Minerals International, Inc.	8.00%	6/1/2019	879		958,110
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,505		2,338,205
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019	829		870,450
Newcrest Finance Pty Ltd. (Australia)†(b)	4.45%	11/15/2021	1,125		1,118,325

Total					15,937,355

Natural Gas 0.40%
SourceGas LLC†	5.90%	4/1/2017	3,984		4,308,162
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015		2,839,969

Total					7,148,131

Oil 2.46%
Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	2,600		3,077,984
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	1,800		2,124,180
Alliance Oil Co. Ltd. (Russia)†(b)	7.00%	5/4/2020	2,850		2,803,687
Antero Resources Finance Corp.	7.25%	8/1/2019	580		629,300
BreitBurn Energy Partners LP/BreitBurn
Finance Corp.	7.875%	4/15/2022	1,325		1,444,250
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	6,000		7,470,324
Chaparral Energy, Inc.	7.625%	11/15/2022	685		743,225
Concho Resources, Inc.	5.50%	4/1/2023	1,100		1,130,250
Continental Resources, Inc.†	4.50%	4/15/2023	1,000		1,011,250
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,193		2,357,475
HollyFrontier Corp.	9.875%	6/15/2017	2,100		2,208,833
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	645		728,850
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	—	(d)	115
McMoRan Exploration Co.	11.875%	11/15/2014	793		836,615
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	1,150		1,184,500
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	2,771		2,369,205
Petroleum Co. of Trinidad & Tobago Ltd.
(Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000		1,287,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	3,732		4,026,500
SM Energy Co.	6.50%	1/1/2023	385		425,425
Valero Energy Corp.	10.50%	3/15/2039	910		1,466,229
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	4,750		6,258,799

Total					43,584,496

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers 1.33%
Enbridge Energy Partners LP	9.875%	3/1/2019	$3,221	$4,365,798
Enterprise Products Operating LLC	7.55%	4/15/2038	1,769	2,360,649
Kerr-McGee Corp.	7.125%	10/15/2027	1,250	1,472,381
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858	951,478
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,118	5,384,271
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	1,730	1,003,400
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	3,150	3,189,375
Plains Exploration & Production Co.	6.125%	6/15/2019	2,050	2,260,125
Regency Energy Partners LP/Regency Energy
Finance Corp.†	4.50%	11/1/2023	245	243,163
Regency Energy Partners LP/Regency Energy
Finance Corp.	6.875%	12/1/2018	583	628,183
Ruby Pipeline LLC†	6.00%	4/1/2022	1,550	1,717,150

Total				23,575,973

Oil: Integrated Domestic 0.33%
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,000	1,258,635
Rowan Cos., Inc.	7.875%	8/1/2019	3,679	4,537,664

Total				5,796,299

Oil: Integrated International 1.30%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	7,400	7,482,532
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	1,298	1,407,656
Petrohawk Energy Corp.	7.25%	8/15/2018	3,336	3,715,470
Petrohawk Energy Corp.	10.50%	8/1/2014	1,904	2,022,048
Transocean, Inc.	6.375%	12/15/2021	2,002	2,340,306
Weatherford International Ltd.	4.50%	4/15/2022	338	348,343
Weatherford International Ltd.	9.625%	3/1/2019	882	1,147,710
Weatherford International Ltd.	9.875%	3/1/2039	3,187	4,596,744

Total				23,060,809

Paper & Forest Products 0.68%
Clearwater Paper Corp.	7.125%	11/1/2018	1,500	1,631,250
Georgia-Pacific LLC	8.875%	5/15/2031	4,117	6,094,617
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	206	215,013
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,111,977

Total				12,052,857

Plastics 0.07%
Plastipak Holdings, Inc.†	10.625%	8/15/2019	1,125	1,279,688

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts 0.95%
American Tower Corp.	4.50%	1/15/2018	$500	$546,455
American Tower Corp.	5.05%	9/1/2020	3,625	3,972,869
Atlantic Finance Ltd. (United Kingdom)†(b)	10.75%	5/27/2014	1,000	1,076,423
Corrections Corp. of America†	4.125%	4/1/2020	623	626,894
Country Garden Holdings Co. Ltd. (China)†(b)	7.50%	1/10/2023	900	920,250
Country Garden Holdings Co. Ltd. (China)†(b)	11.125%	2/23/2018	350	392,875
Country Garden Holdings Co. Ltd. (China)†(b)	11.25%	4/22/2017	450	493,875
EPR Properties	7.75%	7/15/2020	2,604	3,099,138
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	1,760	2,019,207
Health Care REIT, Inc.	5.25%	1/15/2022	1,045	1,178,667
Kilroy Realty LP	6.625%	6/1/2020	517	613,402
Weyerhaeuser Co.	7.375%	10/1/2019	1,569	1,960,414

Total				16,900,469

Retail 0.72%
Dollar General Corp.	3.25%	4/15/2023	1,575	1,531,443
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,958	2,074,662
Grupo Famsa SAB de CV (Mexico)†(b)	7.25%	6/1/2020	250	249,375
QVC, Inc.†	7.375%	10/15/2020	8,000	8,844,672

Total				12,700,152

Retail: Specialty 0.05%
Rite Aid Corp.	9.50%	6/15/2017	773	801,021

Savings & Loan 0.36%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,270	6,309,634

Security Services 0.20%
ADT Corp. (The)	4.125%	6/15/2023	3,487	3,489,817

Steel 1.25%
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,000	1,146,171
Allegheny Technologies, Inc.	9.375%	6/1/2019	5,585	7,046,996
Metalloinvest Finance Ltd. (Ireland)†(b)	5.625%	4/17/2020	2,300	2,294,181
Metinvest BV (Netherlands)†(b)	8.75%	2/14/2018	1,500	1,507,500
OJSC Novolipetsk Steel via Steel Funding Ltd.
(Ireland)†(b)	4.95%	9/26/2019	680	673,200
Severstal OAO Via Steel Capital SA
(Luxembourg)†(b)	4.45%	3/19/2018	1,200	1,166,112
Severstal OAO via Steel Capital SA
(Luxembourg)†(b)	5.90%	10/17/2022	3,300	3,197,700

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel (continued)
Usiminas Commercial Ltd. (Brazil)†(b)	7.25%	1/18/2018	$250	$275,000
Valmont Industries, Inc.	6.625%	4/20/2020	4,151	4,817,655

Total				22,124,515

Telecommunications 0.73%
America Movil SAB de CV (Mexico)(b)	4.375%	7/16/2042	750	669,214
DigitalGlobe, Inc.†	5.25%	2/1/2021	1,250	1,265,625
Frontier Communications Corp.	9.25%	7/1/2021	1,093	1,278,810
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	2,300	2,277,000
MTS International Funding Ltd. (Ireland)†(b)	5.00%	5/30/2023	1,500	1,485,000
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	1,625	1,773,687
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	1,500	1,631,250
VimpelCom Holdings BV (Netherlands)†(b)	5.95%	2/13/2023	2,600	2,555,150

Total				12,935,736

Tobacco 0.31%
Altria Group, Inc.	9.95%	11/10/2038	3,450	5,426,288

Transportation: Miscellaneous 0.77%
Kansas City Southern de Mexico SA de CV
(Mexico)(b)	6.125%	6/15/2021	115	129,950
Kazakhstan Temir Zholy Finance BV
(Netherlands)†(b)	6.95%	7/10/2042	1,170	1,322,100
Marquette Transportation Co./Marquette
Transportation Finance Corp.	10.875%	1/15/2017	912	991,800
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,479	1,294,125
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	8,940	9,953,215

Total				13,691,190

Utilities 0.47%
Public Service Co. of New Mexico	7.95%	5/15/2018	3,533	4,347,236
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,964	3,968,707

Total				8,315,943

Wholesale 0.12%
Glencore Funding LLC†	2.50%	1/15/2019	2,125	2,087,689

Total Corporate Bonds (cost $670,133,807)				699,617,728

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FLOATING RATE LOAN(e) 0.03%

Media
Alpha Topco Ltd. (Formula 1) Term Loan B2
(United Kingdom)(b)
(cost $549,578)	6.00%	4/30/2019		$566	$574,687

FOREIGN BONDS(c) 0.15%

Croatia 0.01%
Agrokor dd†	9.875%	5/1/2019	EUR	175	256,457

Mexico 0.14%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,430,658

Total Foreign Bonds (cost $2,746,536)					2,687,115

FOREIGN GOVERNMENT OBLIGATIONS 2.84%

Angola 0.09%
Republic of Angola(b)	7.00%	8/16/2019		$1,500	1,610,625

Argentina 0.18%
City of Buenos Aires†(b)	9.95%	3/1/2017		800	712,000
Provincia de Buenos Aires†(b)	10.875%	1/26/2021		960	686,400
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		1,205	1,036,300
Provincia de Neuquen†(b)	7.875%	4/26/2021		485	436,500
Republic of Argentina(b)	8.28%	12/31/2033		604	359,638

Total					3,230,838

Aruba 0.03%
Aruba Government†(b)	4.625%	9/14/2023		500	508,750

Bahamas 0.13%
Commonwealth of Bahamas†(b)	6.95%	11/20/2029		1,943	2,362,033

Bermuda 0.24%
Bermuda Government†	4.138%	1/3/2023		2,000	2,075,000
Bermuda Government†	5.603%	7/20/2020		1,950	2,221,430

Total					4,296,430

Brazil 0.17%
Federal Republic of Brazil†(b)	5.333%	2/15/2028		2,000	2,086,000
Federal Republic of Brazil(b)	8.25%	1/20/2034		600	873,000

Total					2,959,000

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Cayman Islands 0.14%
Cayman Islands Government†	5.95%	11/24/2019	$2,120	$2,491,757

Colombia 0.08%
Republic of Colombia(b)	2.625%	3/15/2023	1,500	1,398,750

Costa Rica 0.04%
Costa Rica Government†(b)	5.625%	4/30/2043	750	736,875

Dominican Republic 0.22%
Dominican Republic†(b)	5.875%	4/18/2024	2,050	2,101,250
Dominican Republic†(b)	9.04%	1/23/2018	1,570	1,750,009

Total				3,851,259

Indonesia 0.24%
Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	1,700	1,619,250
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	1,700	1,780,750
Republic of Indonesia†(b)	4.625%	4/15/2043	1,000	922,500

Total				4,322,500

Mexico 0.09%
United Mexican States(b)	4.75%	3/8/2044	1,020	1,014,900
United Mexican States(b)	5.95%	3/19/2019	400	476,000

Total				1,490,900

Mongolia 0.09%
Mongolia Government International Bond†(b)	5.125%	12/5/2022	1,700	1,593,750

Panama 0.05%
Republic of Panama(b)	4.30%	4/29/2053	1,000	890,000

Peru 0.05%
Republic of Peru(b)	6.55%	3/14/2037	655	843,313

Philippines 0.15%
Republic of Philippines(b)	7.50%	9/25/2024	1,979	2,701,335

Romania 0.05%
Republic of Romania†(b)	4.375%	8/22/2023	950	944,614

Russia 0.35%
Russia Eurobonds†(b)	3.625%	4/29/2015	2,310	2,418,755
Russia Eurobonds†(b)	5.00%	4/29/2020	3,350	3,736,925

Total				6,155,680

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Rwanda 0.06%
Republic of Rwanda†(b)	6.625%	5/2/2023	$1,100	$1,034,000

Tanzania 0.07%
United Republic of Tanzania(b)	6.45%#	3/8/2020	1,250	1,293,750

Turkey 0.21%
Republic of Turkey(b)	5.625%	3/30/2021	3,124	3,655,080

Venezuela 0.11%
Republic of Venezuela(b)	9.375%	1/13/2034	2,089	1,869,655

Total Foreign Government Obligations (cost $49,019,806)				50,240,894

GOVERNMENT SPONSORED ENTERPRISES BOND 0.20%
Federal Home Loan Mortgage Corp.
(cost $3,642,535)	0.875%	3/7/2018	3,650	3,610,489

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.46%
Federal Home Loan Mortgage Corp.
2012-K20 C†	3.868%#	5/25/2045	3,500	3,358,103
Federal Home Loan Mortgage Corp.
2013-K712 B†	3.367%#	5/25/2045	4,765	4,820,505

Total Government Sponsored Enterprises Collateralized Mortgage Obligations
(cost $8,261,132)				8,178,608

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.26%
Federal Home Loan Mortgage Corp.(f)	3.00%	TBA	93,560	95,227,228
Federal Home Loan Mortgage Corp.(f)	3.50%	TBA	78,420	81,017,662
Federal Home Loan Mortgage Corp.(f)	4.00%	TBA	14,000	14,721,875
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	10,871	11,672,883
Federal National Mortgage Assoc.	4.50%	11/1/2018	8,724	9,328,946
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2038	49,461	53,967,703
Federal National Mortgage Assoc.(f)	5.50%	TBA	122,200	132,396,087
Federal National Mortgage Assoc.	6.00%	10/1/2038	12,767	14,009,692

Total Government Sponsored Enterprises Pass-Throughs (cost $412,501,862)				412,342,076

MUNICIPAL BONDS 1.01%

Education 0.05%
University of California Brd	6.27%	5/15/2031	850	970,462

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other Revenue 0.48%
Dallas Convention Center Hotel	7.088%		1/1/2042	$1,458	$1,830,577
Nashville & Davidson Cnty, TN	6.731%		7/1/2043	3,075	3,811,801
Southern California Metro Wtr	6.538%		7/1/2039	1,750	2,035,390
Southern California Metro Wtr	6.947%		7/1/2040	325	396,458
Univ of Massachusetts Bldg Auth	6.573%		5/1/2039	350	407,935

Total					8,482,161

Transportation 0.38%
Chicago, IL	6.845%		1/1/2038	725	829,632
Clark Cnty Arpt Dept of Avia	6.881%		7/1/2042	2,345	2,740,344
Metropolitan Washington Arpt	7.462%		10/1/2046	2,500	3,089,050

Total					6,659,026

Utilities 0.10%
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,165	1,273,997
New York City Wtr & Swr Sys	5.79%		6/15/2041	500	573,130

Total					1,847,127

Total Municipal Bonds (cost $16,095,008)					17,958,776

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.22%
7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%		3/13/2031	3,465	3,859,269
Arkle Master Issuer plc 2010-2A 1A1†	1.674%	#	5/17/2060	1,500	1,504,527
Arkle Master Issuer plc 2011-1A 2A†	1.524%	#	5/17/2060	3,000	3,007,866
Banc of America Funding Corp. 2007-6 A1	0.483%	#	7/25/2037	935	800,589
Bear Stearns ALT-A Trust 2004-8 1A	0.893%	#	9/25/2034	3,534	3,431,439
Citigroup Commercial Mortgage Trust
2013-375P	3.634%		5/10/2035	1,915	1,751,256
Commercial Mortgage Pass-Through
Certificates 2007-FL14 AJ†	0.379%	#	6/15/2022	4,045	4,007,744
Commercial Mortgage Pass-Through
Certificates 2013-WWP D†	3.898%		3/10/2031	7,557	7,350,853
Credit Suisse Mortgage Capital Certificates
2013-TH1 A1†	2.13%		2/25/2043	3,140	3,130,200
Gracechurch Mortgage Financing plc
2011-1A 2A1†	1.824%	#	11/20/2056	3,261	3,321,740
GS Mortgage Securities Corp. II
2005-GG4 AABA	4.68%		7/10/2039	1,723	1,738,206
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	1,744	1,783,898
GS Mortgage Securities Corp. II 2012-GC6 C†	5.638%	#	1/10/2045	7,300	8,281,722
GS Mortgage Securities Corp. II
2012-GCJ9 B†	3.747%		11/10/2045	2,595	2,612,115

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Holmes Master Issuer plc 2010-1A A2†	1.677%	#	10/15/2054	$2,152	$2,167,026
Holmes Master Issuer plc 2012-1A A2†	1.927%	#	10/15/2054	2,500	2,547,798
JPMorgan Chase Commercial Mortgage
Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	919	918,168
JPMorgan Chase Commercial Mortgage
Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	4,870	5,503,149
LB-UBS Commercial Mortgage Trust
2006-C7 AM	5.378%		11/15/2038	2,780	3,059,835
LB-UBS Commercial Mortgage Trust
2007-C2 G†	5.879%		2/15/2040	10,520	856,065
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	1,060	1,047,356
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	857	863,306
Merrill Lynch Floating Trust 2008-LAQA A1†	0.737%	#	7/9/2021	5,467	5,455,085
Merrill Lynch Mortgage Investors, Inc.
2006-AF2 AF1	6.25%		10/25/2036	2,542	2,436,971
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	17	16,707
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.509%	#	6/12/2050	884	876,214
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7 C	4.189%	#	2/15/2046	1,735	1,768,855
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	62	61,804
RBSCF Trust 2010-RR3 MS4C†	4.97%		4/16/2040	3,393	3,532,308
Sequoia Mortgage Trust 2012-3 A1	3.50%		7/25/2042	1,012	1,037,921
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,474	1,459,841
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	908	919,481
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	3,277	3,215,521
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	1,541	1,484,559
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	2,886	2,862,344
Silverstone Master Issuer plc 2012-1A†	1.826%	#	1/21/2055	3,900	3,996,314
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	2,825	2,840,883
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,910	1,914,794
UBS-BAMLL Trust 2012-WRM D†	4.238%	#	6/10/2030	4,810	4,677,311
UBS-BAMLL Trust 2012-WRM E†	4.238%	#	6/10/2030	3,810	3,560,216
UBS-Barclays Commercial Mortgage Trust
2012-C2 D†	4.892%	#	5/10/2063	1,445	1,447,318
UBS-Citigroup Commercial Mortgage Trust
2011-C1 C†	5.875%	#	1/10/2045	2,485	2,878,759
UBS-Citigroup Commercial Mortgage Trust
2011-C1 D†	5.875%	#	1/10/2045	3,910	4,320,701
VNO Mortgage Trust 2012-6AVE E†	3.337%	#	11/15/2030	3,750	3,433,074
Wachovia Bank Commercial Mortgage Trust
2007-C30 A3	5.246%		12/15/2043	1,073	1,107,270

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%	#	3/18/2028	$7,704	$7,189,219
WF-RBS Commercial Mortgage Trust 2012-C7 D†	4.849%	#	6/15/2045	1,890	1,963,965

Total Non-Agency Commercial Mortgage-Backed Securities (cost $126,177,203)					128,001,562

U.S. TREASURY OBLIGATIONS 23.30%
U.S. Treasury Bond	3.125%		2/15/2043	57,066	55,255,923
U.S. Treasury Note	0.125%		12/31/2013	21,653	21,658,088
U.S. Treasury Note	0.25%		4/15/2016	31,053	30,844,355
U.S. Treasury Note	0.375%		3/15/2015	95,907	96,068,124
U.S. Treasury Note	0.50%		10/15/2014	80,323	80,649,352
U.S. Treasury Note	0.625%		4/30/2018	124,619	122,194,787
U.S. Treasury Note	1.75%		5/15/2023	6,570	6,330,813

Total U.S. Treasury Obligations (cost $415,846,339)					413,001,442

Total Long-Term Investments (cost $1,896,793,836)					1,928,470,693

SHORT-TERM INVESTMENTS 12.38%

U.S. TREASURY OBLIGATION 7.09%
U.S. Treasury Note (cost $125,564,077)	0.375%		7/31/2013	125,510	125,593,339

REPURCHASE AGREEMENTS 5.29%
Repurchase Agreement dated 5/31/2013, 0.05% due 6/3/2013 with JPMorgan Chase & Co. collateralized by $12,545,000 of Federal National Mortgage Assoc. at 0.50% due 1/15/2016 and $35,310,000 of Federal National Mortgage Assoc. at 2.50% due 3/27/2023; value: $47,903,590; proceeds: $46,723,195				46,723	46,723,000
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $1,800,000 of U.S. Treasury Note at 2.375% due 2/28/2015 and $46,035,000 of U.S. Treasury Note at 0.25% due 2/28/2015; value: $47,911,570; proceeds: $46,967,710				46,968	46,967,671

Total Repurchase Agreements (cost $93,690,671)					93,690,671

Total Short-Term Investments (cost $219,254,748)					219,284,010

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2013

Investments	Fair Value

Total Investments in Securities 121.17% (cost $2,116,048,584)	$2,147,754,703

Liabilities in Excess of Cash, Foreign Cash & Other Assets(g) (21.17%)	(375,306,371)

Net Assets 100.00%	$1,772,448,332

BRL	Brazilian Real
EUR	euro
MXN	Mexican peso

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount represents less than 1,000 shares.
(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2013.

(f)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(g)	Liabilities in Excess of Cash, Foreign Cash & Other Assets include net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Brazilian real	Sell	Goldman Sachs	8/19/2013	2,500,000	$1,216,395	$1,150,864	$65,531
Mexican peso	Sell	Goldman Sachs	8/28/2013	31,250,000	2,482,340	2,427,478	54,862

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$120,393

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

euro	Sell	Deutsche Bank AG	6/20/2013	203,000	$263,107	$263,871	$(764)

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
TOTAL RETURN FUND May 31, 2013

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$192,257,316	$—	$192,257,316
Corporate Bonds	—	699,617,728	—	699,617,728
Floating Rate Loan	—	574,687	—	574,687
Foreign Bonds	—	2,687,115	—	2,687,115
Foreign Government Obligations	—	50,240,894	—	50,240,894
Government Sponsored Enterprises Bond	—	3,610,489	—	3,610,489
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	8,178,608	—	8,178,608
Government Sponsored Enterprises Pass-Throughs	—	412,342,076	—	412,342,076
Municipal Bonds		17,958,776		17,958,776
Non-Agency Commercial Mortgage-Backed Securities	—	128,001,562	—	128,001,562
U.S. Treasury Obligations	—	538,594,781	—	538,594,781
Repurchase Agreements	—	93,690,671	—	93,690,671

Total	$—	$2,147,754,703	$—	$2,147,754,703

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$120,393	$—	$120,393
Liabilities	—	(764)	—	(764)

Total	$—	$119,629	$—	$119,629

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2013.

See Notes to Financial Statements.	45

Statements of Assets and Liabilities (unaudited)
May 31, 2013

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$1,668,115,827	$2,116,048,584

Investments in securities, at fair value	$1,678,496,074	$2,147,754,703
Cash	1,125,660	935,160
Foreign cash, at value (cost $0 and $22,953, respectively)	—	22,836
Receivables:
Interest	6,632,200	12,810,687
Investment securities sold	65,360,798	101,367,846
Capital shares sold	20,901,590	8,633,081
Unrealized appreciation on forward foreign currency exchange contracts	—	120,393
Prepaid expenses and other assets	105,799	108,770

Total assets	1,772,622,121	2,271,753,476

LIABILITIES:
Payables:
Investment securities purchased	437,091,309	487,154,952
Capital shares reacquired	8,366,722	5,939,193
12b-1 distribution fees	257,285	436,761
Trustees’ fees	40,671	115,487
Management fee	471,292	650,597
Fund administration	42,883	60,813
To affiliates (See Note 3)	3,392	—
Unrealized depreciation on forward foreign currency exchange contracts	—	764
Distributions payable	2,175,310	4,222,726
Accrued expenses and other liabilities	286,487	723,851

Total liabilities	448,735,351	499,305,144

NET ASSETS	$1,323,886,770	$1,772,448,332

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,319,885,271	$1,739,492,918
Distributions in excess of net investment income	(5,915,096)	(8,842,840)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(463,652)	9,972,709
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,380,247	31,825,545

Net Assets	$1,323,886,770	$1,772,448,332

46	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
May 31, 2013

	Core Fixed Income Fund	Total Return Fund

Net assets by class:
Class A Shares	$485,196,194	$1,007,581,397
Class B Shares	$11,194,035	$24,110,714
Class C Shares	$132,058,339	$221,257,678
Class F Shares	$339,332,340	$362,906,850
Class I Shares	$331,581,539	$96,332,801
Class P Shares	$311,797	$3,141,949
Class R2 Shares	$1,885,197	$3,396,356
Class R3 Shares	$22,327,329	$53,720,587
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	44,048,029	94,792,687
Class B Shares	1,019,269	2,271,162
Class C Shares	12,041,990	20,834,846
Class F Shares	30,812,476	34,145,523
Class I Shares	30,106,798	9,045,847
Class P Shares	28,212	294,261
Class R2 Shares	171,117	319,602
Class R3 Shares	2,026,538	5,055,194
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.02	$10.63
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.27	$10.87
Class B Shares-Net asset value	$10.98	$10.62
Class C Shares-Net asset value	$10.97	$10.62
Class F Shares-Net asset value	$11.01	$10.63
Class I Shares-Net asset value	$11.01	$10.65
Class P Shares-Net asset value	$11.05	$10.68
Class R2 Shares-Net asset value	$11.02	$10.63
Class R3 Shares-Net asset value	$11.02	$10.63

See Notes to Financial Statements.	47

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2013

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$11,941,724	$26,935,014

Total investment income	11,941,724	26,935,014

Expenses:
Management fee	2,660,591	3,918,671
12b-1 distribution plan-Class A	481,165	979,448
12b-1 distribution plan-Class B	61,679	130,272
12b-1 distribution plan-Class C	590,421	951,710
12b-1 distribution plan-Class F	177,653	227,837
12b-1 distribution plan-Class P	777	8,142
12b-1 distribution plan-Class R2	6,067	10,814
12b-1 distribution plan-Class R3	54,738	127,796
Shareholder servicing	741,316	1,519,815
Fund administration	241,128	366,935
Registration	80,663	83,803
Reports to shareholders	53,749	113,199
Professional	29,391	31,801
Trustees’ fees	15,889	25,396
Custody	13,724	19,809
Subsidy (See Note 3)	31,757	—
Other	11,091	19,306

Gross expenses	5,251,799	8,534,754
Expense reductions (See Note 7)	(528)	(816)

Net expenses	5,251,271	8,533,938

Net investment income	6,690,453	18,401,076

Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	4,317,361	18,094,979
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(20,877,165)	(33,135,538)

Net realized and unrealized loss	(16,559,804)	(15,040,559)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(9,869,351)	$3,360,517

48	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Core Fixed Income Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$6,690,453	$13,634,481
Net realized gain on investments and foreign currency related transactions	4,317,361	28,437,744
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(20,877,165)	24,562,501

Net increase (decrease) in net assets resulting from operations	(9,869,351)	66,634,726

Distributions to shareholders from:
Net investment income
Class A	(5,102,774)	(11,293,598)
Class B	(82,085)	(283,934)
Class C	(1,013,392)	(2,582,115)
Class F	(3,932,111)	(8,456,280)
Class I	(2,245,038)	(3,391,753)
Class P	(3,187)	(7,101)
Class R2	(17,478)	(35,880)
Class R3	(200,766)	(430,457)
Net realized gain
Class A	(7,813,247)	(8,766,580)
Class B	(214,029)	(385,297)
Class C	(2,284,212)	(2,725,360)
Class F	(5,385,838)	(6,010,633)
Class I	(2,597,094)	(2,832,660)
Class P	(13,463)	(6,501)
Class R2	(30,387)	(35,145)
Class R3	(346,246)	(367,166)

Total distributions to shareholders	(31,281,347)	(47,610,460)

Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	491,309,752	554,007,044
Reinvestment of distributions	28,308,738	41,934,886
Cost of shares reacquired	(280,954,131)	(370,263,341)

Net increase in net assets resulting from capital share transactions	238,664,359	225,678,589

Net increase in net assets	197,513,661	244,702,855

NET ASSETS:
Beginning of period	$1,126,373,109	$881,670,254

End of period	$1,323,886,770	$1,126,373,109

Distributions in excess of net investment income	$(5,915,096)	$(8,718)

See Notes to Financial Statements.	49

Statements of Changes in Net Assets (concluded)

	Total Return Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$18,401,076	$43,491,820
Net realized gain on investments and foreign currency related transactions	18,094,979	58,656,456
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(33,135,538)	52,102,947

Net increase in net assets resulting from operations	3,360,517	154,251,223

Distributions to shareholders from:
Net investment income
Class A	(14,779,248)	(29,760,109)
Class B	(290,440)	(824,478)
Class C	(2,620,297)	(5,699,370)
Class F	(7,115,953)	(24,705,389)
Class I	(1,499,825)	(1,983,732)
Class P	(50,096)	(223,681)
Class R2	(47,284)	(156,492)
Class R3	(697,833)	(1,483,532)
Net realized gain
Class A	(20,288,681)	(32,739,161)
Class B	(580,425)	(1,381,907)
Class C	(4,616,169)	(7,691,373)
Class F	(12,209,475)	(31,934,010)
Class I	(1,555,683)	(1,617,592)
Class P	(87,404)	(343,295)
Class R2	(78,180)	(194,930)
Class R3	(1,063,149)	(1,656,988)

Total distributions to shareholders	(67,580,142)	(142,396,039)

Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	366,211,031	649,028,541
Reinvestment of distributions	60,542,056	128,083,881
Cost of shares reacquired	(503,356,820)	(681,906,503)

Net increase (decrease) in net assets resulting from capital share transactions	(76,603,733)	95,205,919

Net increase (decrease) in net assets	(140,823,358)	107,061,103

NET ASSETS:
Beginning of period	$1,913,271,690	$1,806,210,587

End of period	$1,772,448,332	$1,913,271,690

Distributions in excess of net investment income	$(8,842,840)	$(142,940)

50	See Notes to Financial Statements.

Financial Highlights
CORE FIXED INCOME FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.40		$11.21	$11.39	$11.34	$ 9.89	$10.66

Investment operations:
Net investment income(a)	.06		.16	.24	.30	.38	.46
Net realized and unrealized gain (loss)	(.14)		.59	.33	.36	1.49	(.74)

Total from investment operations	(.08)		.75	.57	.66	1.87	(.28)

Distributions to shareholders from:
Net investment income	(.12)		(.30)	(.34)	(.37)	(.42)	(.49)
Net realized gain	(.18)		(.26)	(.41)	(.24)	—	—

Total distributions	(.30)		(.56)	(.75)	(.61)	(.42)	(.49)

Net asset value, end of period	$11.02		$11.40	$11.21	$11.39	$11.34	$ 9.89

Total Return(b)	(.79	)%(c)	6.94%	5.41%	6.12%	19.24%	(2.82)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(c)	.86%	.87%	.88%	.90%	.90%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.86%	.87%	.88%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.86%	.87%	.90%	1.08%	1.16%

Net investment income	.57	%(c)	1.38%	2.17%	2.70%	3.55%	4.44%

Supplemental Data:

Net assets, end of period (000)	$485,196		$482,408	$367,551	$339,581	$273,000	$118,139
Portfolio turnover rate	351.39	%(c)	640.88%	668.74%	590.37%	631.44%	399.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	51

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.37		$11.18	$11.36	$11.31	$ 9.86	$10.63

Investment operations:
Net investment income(a)	.02		.07	.16	.22	.32	.40
Net realized and unrealized gain (loss)	(.16)		.59	.32	.36	1.48	(.75)

Total from investment operations	(.14)		.66	.48	.58	1.80	(.35)

Distributions to shareholders from:
Net investment income	(.07)		(.21)	(.25)	(.29)	(.35)	(.42)
Net realized gain	(.18)		(.26)	(.41)	(.24)	—	—

Total distributions	(.25)		(.47)	(.66)	(.53)	(.35)	(.42)

Net asset value, end of period	$10.98		$11.37	$11.18	$11.36	$11.31	$ 9.86

Total Return(b)	(1.19	)%(c)	6.11%	4.59%	5.31%	18.41%	(3.36)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82	%(c)	1.66%	1.67%	1.65%	1.55%	1.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.66%	1.67%	1.65%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.66%	1.67%	1.68%	1.73%	1.81%

Net investment income	.17	%(c)	.62%	1.42%	1.98%	2.96%	3.81%

Supplemental Data:

Net assets, end of period (000)	$11,194		$13,319	$16,269	$23,487	$26,996	$17,783
Portfolio turnover rate	351.39	%(c)	640.88%	668.74%	590.37%	631.44%	399.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

52	See Notes to Financial Statements.

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.35		$11.16	$11.34	$11.29	$ 9.85	$10.62

Investment operations:
Net investment income(a)	.03		.08	.17	.23	.31	.40
Net realized and unrealized gain (loss)	(.15)		.60	.33	.36	1.48	(.75)

Total from investment operations	(.12)		.68	.50	.59	1.79	(.35)

Distributions to shareholders from:
Net investment income	(.08)		(.23)	(.27)	(.30)	(.35)	(.42)
Net realized gain	(.18)		(.26)	(.41)	(.24)	—	—

Total distributions	(.26)		(.49)	(.68)	(.54)	(.35)	(.42)

Net asset value, end of period	$10.97		$11.35	$11.16	$11.34	$11.29	$ 9.85

Total Return(b)	(1.03	)%(c)	6.28%	4.74%	5.41%	18.43%	(3.47)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(c)	1.51%	1.53%	1.57%	1.55%	1.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.51%	1.53%	1.57%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.51%	1.53%	1.59%	1.73%	1.81%

Net investment income	.24	%(c)	.74%	1.53%	2.02%	2.89%	3.80%

Supplemental Data:

Net assets, end of period (000)	$132,058		$140,543	$113,329	$114,561	$95,996	$39,144
Portfolio turnover rate	351.39	%(c)	640.88%	668.74%	590.37%	631.44%	399.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.40		$11.20	$11.38	$11.34	$ 9.89	$10.66

Investment operations:
Net investment income(a)	.07		.17	.24	.31	.39	.49
Net realized and unrealized gain (loss)	(.16)		.60	.34	.36	1.50	(.75)

Total from investment operations	(.09)		.77	.58	.67	1.89	(.26)

Distributions to shareholders from:
Net investment income	(.12)		(.31)	(.35)	(.39)	(.44)	(.51)
Net realized gain	(.18)		(.26)	(.41)	(.24)	—	—

Total distributions	(.30)		(.57)	(.76)	(.63)	(.44)	(.51)

Net asset value, end of period	$11.01		$11.40	$11.20	$11.38	$11.34	$ 9.89

Total Return(b)	(.74	)%(c)	7.14%	5.50%	6.15%	19.50%	(2.60)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(c)	.76%	.77%	.76%	.65%	.65%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.37	%(c)	.76%	.77%	.76%	.65%	.64%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(c)	.76%	.77%	.77%	.83%	.87%

Net investment income	.62	%(c)	1.48%	2.18%	2.76%	3.58%	4.74%

Supplemental Data:

Net assets, end of period (000)	$339,332		$333,725	$247,773	$71,705	$27,262	$408
Portfolio turnover rate	351.39	%(c)	640.88%	668.74%	590.37%	631.44%	399.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

54	See Notes to Financial Statements.

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.40		$11.20	$11.39	$11.34	$9.89	$10.66

Investment operations:
Net investment income(a)	.07		.18	.24	.31	.42	.50
Net realized and unrealized gain (loss)	(.15)		.60	.34	.38	1.49	(.75)

Total from investment operations	(.08)		.78	.58	.69	1.91	(.25)

Distributions to shareholders from:
Net investment income	(.13)		(.32)	(.36)	(.40)	(.46)	(.52)
Net realized gain	(.18)		(.26)	(.41)	(.24)	—	—

Total distributions	(.31)		(.58)	(.77)	(.64)	(.46)	(.52)

Net asset value, end of period	$11.01		$11.40	$11.20	$11.39	$11.34	$ 9.89

Total Return(b)	(.69	)%(c)	7.25%	5.52%	6.37%	19.65%	(2.48)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.66%	.68%	.66%	.55%	.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.66%	.68%	.66%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.66%	.68%	.67%	.73%	.81%

Net investment income	.66	%(c)	1.59%	2.18%	2.77%	3.87%	4.80%

Supplemental Data:

Net assets, end of period (000)	$331,582		$133,018	$119,703	$22,651	$4,978	$1,773
Portfolio turnover rate	351.39	%(c)	640.88%	668.74%	590.37%	631.44%	399.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	55

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.44		$11.25	$11.43	$11.38	$9.92	$10.70

Investment operations:
Net investment income(a)	.05		.13	.23	.28	.38	.45
Net realized and unrealized gain (loss)	(.16)		.59	.32	.36	1.49	(.76)

Total from investment operations	(.11)		.72	.55	.64	1.87	(.31)

Distributions to shareholders from:
Net investment income	(.10)		(.27)	(.32)	(.35)	(.41)	(.47)
Net realized gain	(.18)		(.26)	(.41)	(.24)	—	—

Total distributions	(.28)		(.53)	(.73)	(.59)	(.41)	(.47)

Net asset value, end of period	$11.05		$11.44	$11.25	$11.43	$11.38	$ 9.92

Total Return(b)	(.91	)%(c)	6.67%	5.14%	5.88%	19.07%	(2.90)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.11%	1.12%	1.11%	1.00%	1.00%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.11%	1.12%	1.11%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.11%	1.12%	1.13%	1.18%	1.26%

Net investment income	.46	%(c)	1.15%	2.06%	2.49%	3.52%	4.33%

Supplemental Data:

Net assets, end of period (000)	$312		$265	$276	$1,736	$1,985	$1,530
Portfolio turnover rate	351.39	%(c)	640.88%	668.74%	590.37%	631.44%	399.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

56	See Notes to Financial Statements.

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.40		$11.21	$11.39	$11.34	$9.89	$10.66

Investment operations:
Net investment income(a)	.04		.11	.20	.25	.36	.44
Net realized and unrealized gain (loss)	(.14)		.60	.33	.37	1.48	(.75)

Total from investment operations	(.10)		.71	.53	.62	1.84	(.31)

Distributions to shareholders from:
Net investment income	(.10)		(.26)	(.30)	(.33)	(.39)	(.46)
Net realized gain	(.18)		(.26)	(.41)	(.24)	—	—

Total distributions	(.28)		(.52)	(.71)	(.57)	(.39)	(.46)

Net asset value, end of period	$11.02		$11.40	$11.21	$11.39	$11.34	$ 9.89

Total Return(b)	(.90	)%(c)	6.52%	4.99%	5.74%	18.96%	(3.02)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.28%	1.27%	1.15%	1.09%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.28%	1.27%	1.15%	1.09%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.28%	1.27%	1.33%	1.33%

Net investment income	.37	%(c)	1.00%	1.77%	2.22%	3.39%	4.31%

Supplemental Data:

Net assets, end of period (000)	$1,885		$1,792	$1,480	$1,199	$213	$171
Portfolio turnover rate	351.39	%(c)	640.88%	668.74%	590.37%	631.44%	399.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Financial Highlights (concluded)
CORE FIXED INCOME FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.40		$11.21	$11.39	$11.34	$9.89	$10.66

Investment operations:
Net investment income(a)	.05		.12	.21	.27	.35	.45
Net realized and unrealized gain (loss)	(.15)		.60	.33	.36	1.51	(.75)

Total from investment operations	(.10)		.72	.54	.63	1.86	(.30)

Distributions to shareholders from:
Net investment income	(.10)		(.27)	(.31)	(.34)	(.41)	(.47)
Net realized gain	(.18)		(.26)	(.41)	(.24)	—	—

Total distributions	(.28)		(.53)	(.72)	(.58)	(.41)	(.47)

Net asset value, end of period	$11.02		$11.40	$11.21	$11.39	$11.34	$ 9.89

Total Return(b)	(.84	)%(c)	6.63%	5.10%	5.84%	19.08%	(2.97)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.16%	1.17%	1.16%	1.04%	1.04%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.16%	1.17%	1.16%	1.04%	1.04%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.16%	1.17%	1.17%	1.24%	1.29%

Net investment income	.42	%(c)	1.09%	1.87%	2.40%	3.22%	4.29%

Supplemental Data:

Net assets, end of period (000)	$22,327		$21,304	$15,290	$14,205	$7,587	$257
Portfolio turnover rate	351.39	%(c)	640.88%	668.74%	590.37%	631.44%	399.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

58	See Notes to Financial Statements.

Financial Highlights
TOTAL RETURN FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$10.94	$11.26	$11.02	$9.44	$10.48

Investment operations:
Net investment income(a)	.11		.25	.32	.38	.44	.49
Net realized and unrealized gain (loss)	(.09)		.66	.22	.40	1.61	(1.03)

Total from investment operations	.02		.91	.54	.78	2.05	(.54)

Distributions to shareholders from:
Net investment income	(.16)		(.38)	(.41)	(.44)	(.47)	(.50)
Net realized gain	(.23)		(.47)	(.45)	(.10)	—	—

Total distributions	(.39)		(.85)	(.86)	(.54)	(.47)	(.50)

Net asset value, end of period	$10.63		$11.00	$10.94	$11.26	$11.02	$9.44

Total Return(b)	.22	%(c)	8.73%	5.16%	7.27%	22.33%	(5.45)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.86%	.83%	.85%	.90%	.90%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.86%	.83%	.85%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.86%	.83%	.86%	1.04%	1.05%

Net investment income	1.03	%(c)	2.36%	2.94%	3.43%	4.30%	4.97%

Supplemental Data:

Net assets, end of period (000)	$1,007,581		$957,408	$766,312	$718,778	$673,307	$467,605
Portfolio turnover rate	300.91	%(c)	575.52%	607.17%	493.81%	597.74%	302.65%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	59

Financial Highlights (continued)
TOTAL RETURN FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.98		$10.93	$11.25	$11.01	$9.43	$10.46

Investment operations:
Net investment income(a)	.07		.17	.23	.29	.38	.42
Net realized and unrealized gain (loss)	(.08)		.64	.22	.40	1.61	(1.01)

Total from investment operations	(.01)		.81	.45	.69	1.99	(.59)

Distributions to shareholders from:
Net investment income	(.12)		(.29)	(.32)	(.35)	(.41)	(.44)
Net realized gain	(.23)		(.47)	(.45)	(.10)	—	—

Total distributions	(.35)		(.76)	(.77)	(.45)	(.41)	(.44)

Net asset value, end of period	$10.62		$10.98	$10.93	$11.25	$11.01	$9.43

Total Return(b)	(.09	)%(c)	7.76%	4.28%	6.43%	21.57%	(5.98)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.83	%(c)	1.66%	1.63%	1.62%	1.55%	1.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.83	%(c)	1.66%	1.63%	1.62%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83	%(c)	1.66%	1.63%	1.64%	1.69%	1.71%

Net investment income	.64	%(c)	1.57%	2.13%	2.65%	3.67%	4.15%

Supplemental Data:

Net assets, end of period (000)	$24,111		$27,590	$32,566	$44,153	$48,221	$36,665
Portfolio turnover rate	300.91	%(c)	575.52%	607.17%	493.81%	597.74%	302.65%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

60	See Notes to Financial Statements.

Financial Highlights (continued)
TOTAL RETURN FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.99		$10.93	$11.25	$11.01	$9.43	$10.47

Investment operations:
Net investment income(a)	.08		.19	.25	.31	.38	.42
Net realized and unrealized gain (loss)	(.09)		.65	.22	.39	1.61	(1.02)

Total from investment operations	(.01)		.84	.47	.70	1.99	(.60)

Distributions to shareholders from:
Net investment income	(.13)		(.31)	(.34)	(.36)	(.41)	(.44)
Net realized gain	(.23)		(.47)	(.45)	(.10)	—	—

Total distributions	(.36)		(.78)	(.79)	(.46)	(.41)	(.44)

Net asset value, end of period	$10.62		$10.99	$10.93	$11.25	$11.01	$9.43

Total Return(b)	(.11	)%(c)	8.04%	4.48%	6.57%	21.43%	(5.98)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76	%(c)	1.50%	1.48%	1.52%	1.55%	1.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.50%	1.48%	1.52%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.50%	1.48%	1.53%	1.69%	1.70%

Net investment income	.71	%(c)	1.71%	2.30%	2.76%	3.65%	4.14%

Supplemental Data:

Net assets, end of period (000)	$221,258		$218,986	$178,761	$187,548	$171,798	$113,387
Portfolio turnover rate	300.91	%(c)	575.52%	607.17%	493.81%	597.74%	302.65%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	61

Financial Highlights (continued)
TOTAL RETURN FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.99		$10.94	$11.26	$11.02	$9.43	$10.47

Investment operations:
Net investment income(a)	.12		.27	.33	.39	.46	.49
Net realized and unrealized gain (loss)	(.08)		.64	.22	.40	1.63	(1.01)

Total from investment operations	.04		.91	.55	.79	2.09	(.52)

Distributions to shareholders from:
Net investment income	(.17)		(.39)	(.42)	(.45)	(.50)	(.52)
Net realized gain	(.23)		(.47)	(.45)	(.10)	—	—

Total distributions	(.40)		(.86)	(.87)	(.55)	(.50)	(.52)

Net asset value, end of period	$10.63		$10.99	$10.94	$11.26	$11.02	$9.43

Total Return(b)	.36	%(c)	8.74%	5.26%	7.41%	22.61%	(5.27)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(c)	.76%	.73%	.73%	.65%	.64%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(c)	.76%	.73%	.73%	.65%	.64%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.38	%(c)	.76%	.73%	.74%	.78%	.78%

Net investment income	1.09	%(c)	2.50%	3.08%	3.55%	4.38%	5.03%

Supplemental Data:

Net assets, end of period (000)	$362,907		$579,330	$741,101	$1,115,781	$850,194	$206,730
Portfolio turnover rate	300.91	%(c)	575.52%	607.17%	493.81%	597.74%	302.65%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

62	See Notes to Financial Statements.

Financial Highlights (continued)
TOTAL RETURN FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.02		$10.96	$11.28	$11.04	$9.45	$10.49

Investment operations:
Net investment income(a)	.12		.28	.34	.41	.50	.53
Net realized and unrealized gain (loss)	(.09)		.65	.22	.39	1.60	(1.03)

Total from investment operations	.03		.93	.56	.80	2.10	(.50)

Distributions to shareholders from:
Net investment income	(.17)		(.40)	(.43)	(.46)	(.51)	(.54)
Net realized gain	(.23)		(.47)	(.45)	(.10)	—	—

Total distributions	(.40)		(.87)	(.88)	(.56)	(.51)	(.54)

Net asset value, end of period	$10.65		$11.02	$10.96	$11.28	$11.04	$9.45

Total Return(b)	.32	%(c)	8.94%	5.36%	7.52%	22.72%	(5.01)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.33	%(c)	.66%	.63%	.63%	.55%	.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.66%	.63%	.63%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.66%	.63%	.64%	.70%	.71%

Net investment income	1.14	%(c)	2.54%	3.16%	3.65%	4.92%	5.14%

Supplemental Data:

Net assets, end of period (000)	$96,333		$70,778	$36,987	$32,220	$29,750	$91,558
Portfolio turnover rate	300.91	%(c)	575.52%	607.17%	493.81%	597.74%	302.65%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	63

Financial Highlights (continued)
TOTAL RETURN FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.05		$10.99	$11.31	$11.07	$ 9.48	$10.52

Investment operations:
Net investment income(a)	.10		.23	.30	.36	.44	.48
Net realized and unrealized gain (loss)	(.09)		.65	.22	.39	1.62	(1.02)

Total from investment operations	.01		.88	.52	.75	2.06	(.54)

Distributions to shareholders from:
Net investment income	(.15)		(.35)	(.39)	(.41)	(.47)	(.50)
Net realized gain	(.23)		(.47)	(.45)	(.10)	—	—

Total distributions	(.38)		(.82)	(.84)	(.51)	(.47)	(.50)

Net asset value, end of period	$10.68		$11.05	$10.99	$11.31	$11.07	$ 9.48

Total Return(b)	.10	%(c)	8.44%	4.89%	7.03%	22.25%	(5.51)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(c)	1.11%	1.08%	1.07%	1.00%	1.00%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.11%	1.08%	1.07%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.11%	1.08%	1.09%	1.14%	1.15%

Net investment income	.91	%(c)	2.17%	2.74%	3.28%	4.22%	4.69%

Supplemental Data:

Net assets, end of period (000)	$3,142		$4,173	$7,987	$15,068	$27,313	$19,264
Portfolio turnover rate	300.91	%(c)	575.52%	607.17%	493.81%	597.74%	302.65%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

64	See Notes to Financial Statements.

Financial Highlights (continued)
TOTAL RETURN FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$10.94	$11.26	$11.02	$ 9.43	$10.47

Investment operations:
Net investment income(a)	.09		.21	.27	.34	.41	.47
Net realized and unrealized gain (loss)	(.09)		.66	.23	.40	1.63	(1.03)

Total from investment operations	—		.87	.50	.74	2.04	(.56)

Distributions to shareholders from:
Net investment income	(.14)		(.34)	(.37)	(.40)	(.45)	(.48)
Net realized gain	(.23)		(.47)	(.45)	(.10)	—	—

Total distributions	(.37)		(.81)	(.82)	(.50)	(.45)	(.48)

Net asset value, end of period	$10.63		$11.00	$10.94	$11.26	$11.02	$ 9.43

Total Return(b)	.02	%(c)	8.30%	4.74%	6.89%	22.04%	(5.56)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(c)	1.26%	1.23%	1.23%	1.14%	1.05%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.26%	1.23%	1.23%	1.14%	1.05%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.26%	1.23%	1.24%	1.28%	1.20%

Net investment income	.84	%(c)	1.98%	2.53%	3.06%	3.89%	4.83%

Supplemental Data:

Net assets, end of period (000)	$3,396		$3,749	$4,567	$2,856	$1,611	$176
Portfolio turnover rate	300.91	%(c)	575.52%	607.17%	493.81%	597.74%	302.65%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	65

Financial Highlights (concluded)
TOTAL RETURN FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$10.94	$11.26	$11.02	$ 9.43	$10.47

Investment operations:
Net investment income(a)	.10		.22	.29	.35	.42	.47
Net realized and unrealized gain (loss)	(.09)		.66	.22	.40	1.63	(1.02)

Total from investment operations	.01		.88	.51	.75	2.05	(.55)

Distributions to shareholders from:
Net investment income	(.15)		(.35)	(.38)	(.41)	(.46)	(.49)
Net realized gain	(.23)		(.47)	(.45)	(.10)	—	—

Total distributions	(.38)		(.82)	(.83)	(.51)	(.46)	(.49)

Net asset value, end of period	$10.63		$11.00	$10.94	$11.26	$11.02	$ 9.43

Total Return(b)	.07	%(c)	8.42%	4.86%	6.99%	22.15%	(5.51)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58	%(c)	1.16%	1.12%	1.13%	1.05%	1.04%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.58	%(c)	1.16%	1.12%	1.13%	1.05%	1.04%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(c)	1.16%	1.12%	1.14%	1.19%	1.19%

Net investment income	.88	%(c)	2.06%	2.64%	3.10%	4.04%	4.69%

Supplemental Data:

Net assets, end of period (000)	$53,721		$51,258	$37,931	$25,423	$7,885	$2,075
Portfolio turnover rate	300.91	%(c)	575.52%	607.17%	493.81%	597.74%	302.65%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

66	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of twelve funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and

67

Notes to Financial Statements (unaudited)(continued)

the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2009 through November 30, 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

68

Notes to Financial Statements (unaudited)(continued)

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2013, only Total Return Fund had open forward foreign currency exchange contracts.

(h)

Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2013, the Funds had no open futures contracts.

(i)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to

69

Notes to Financial Statements (unaudited)(continued)

market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)

Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

70

Notes to Financial Statements (unaudited)(continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2013, Total Return Fund had the following unfunded loan commitments:

Security Name	Total Return Fund

Constellation Brands, Inc. Bridge Term Loan	$1,550,000
Gardner Denver, Inc. Bridge Term Loan	850,000

Total	$2,400,000

(m)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2013, and if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(n)

Disclosures about Derivative Instruments and Hedging Activities–Total Return Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the

71

Notes to Financial Statements (unaudited)(continued)

Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of May 31, 2013, the Fund had forward foreign currency exchange contracts with a cumulative unrealized appreciation/depreciation of $119,629. Amounts of $(33,624) and $121,587 are included in the Statement of Operations related to forward foreign currency exchange contracts under the captions Net realized gain on investments and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies, respectively. The average notional amount of forward foreign currency exchange contracts during the period was $1,747,744.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended May 31, 2013, for Core Fixed Income Fund and Total Return Fund, the effective management fee was at an annualized rate of ..44% and .43%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Core Fixed Income Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

72

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2013, the percentages of Core Fixed Income Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Fund and Lord Abbett Growth & Income Fund were 3.32%, 1.87% and 1.83%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3

Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2013:

	Distributor Commissions	Dealers’ Concessions

Core Fixed Income Fund	$ 74,638	$461,201
Total Return Fund	133,430	831,935

Distributor received the following amount of CDSCs for the six months ended May 31, 2013:

	Class A	Class C

Core Fixed Income Fund	$11,952	$21,018
Total Return Fund	15,495	20,140

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

73

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2013 and the fiscal year ended November 30, 2012 was as follows:

	Core Fixed Income Fund		Total Return Fund

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Ordinary income	$28,773,756	$43,092,437	$57,206,780	$111,864,038
Net long-term capital gains	2,507,591	4,518,023	10,373,362	30,532,001

Total distributions paid	$31,281,347	$47,610,460	$67,580,142	$142,396,039

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund

Tax cost	$1,672,885,401	$2,124,159,415

Gross unrealized gain	14,885,084	37,063,142
Gross unrealized loss	(9,274,411)	(13,467,854)

Net unrealized security gain	$5,610,673	$23,595,288

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2013 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales

Core Fixed Income Fund	$4,600,134,637	$237,474,208	$4,382,618,645	$239,255,900
Total Return Fund	5,625,275,366	406,686,805	5,570,857,427	585,590,818

*	Includes U.S. Government sponsored enterprises securities.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

74

Notes to Financial Statements (unaudited)(continued)

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Funds may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

75

Notes to Financial Statements (unaudited)(continued)

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect each Fund’s performance.

10.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	9,287,225	$103,840,064	21,040,377	$236,111,852
Converted from Class B*	70,771	788,624	181,189	2,034,756
Reinvestment of distributions	1,064,799	11,869,396	1,618,272	18,046,998
Shares reacquired	(8,696,324)	(97,127,679)	(13,315,330)	(149,363,072)

Increase	1,726,471	$19,370,405	9,524,508	$106,830,534

Class B Shares

Shares sold	35,917	$399,889	95,805	$1,071,632
Reinvestment of distributions	24,910	276,935	54,209	600,659
Shares reacquired	(142,424)	(1,586,181)	(252,290)	(2,818,295)
Converted to Class A*	(70,984)	(788,624)	(181,745)	(2,034,756)

Decrease	(152,581)	$(1,697,981)	(284,021)	$(3,180,760)

Class C Shares

Shares sold	1,951,825	$21,724,181	4,810,380	$53,720,906
Reinvestment of distributions	245,118	2,720,465	372,010	4,124,075
Shares reacquired	(2,538,599)	(28,216,914)	(2,954,440)	(33,005,266)

Increase (Decrease)	(341,656)	$(3,772,268)	2,227,950	$24,839,715

Class F Shares

Shares sold	9,476,774	$105,808,427	16,669,884	$186,739,870
Reinvestment of distributions	746,348	8,318,493	1,139,359	12,706,084
Shares reacquired	(8,695,039)	(97,064,786)	(10,639,205)	(119,608,565)

Increase	1,528,083	$17,062,134	7,170,038	$79,837,389

Class I Shares

Shares sold	22,533,269	$251,638,722	5,560,646	$62,252,940
Reinvestment of distributions	409,237	4,559,587	507,025	5,646,554
Shares reacquired	(4,506,870)	(50,477,119)	(5,079,690)	(56,475,055)

Increase	18,435,636	$205,721,190	987,981	$11,424,439

76

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class P Shares	Shares	Amount	Shares	Amount

Shares sold	56,638	$645,996	4,533	$50,871
Reinvestment of distributions	1,487	16,637	1,216	13,588
Shares reacquired	(53,101)	(597,063)	(7,058)	(80,274)

Increase (Decrease)	5,024	$65,570	(1,309)	$(15,815)

Class R2 Shares

Shares sold	160,212	$1,785,898	82,860	$927,754
Reinvestment of distributions	75	832	165	1,834
Shares reacquired	(146,370)	(1,632,025)	(57,908)	(648,699)

Increase	13,917	$154,705	25,117	$280,889

Class R3 Shares

Shares sold	489,046	$5,466,575	1,170,845	$13,131,219
Reinvestment of distributions	49,012	546,393	71,319	795,094
Shares reacquired	(380,169)	(4,252,364)	(737,618)	(8,264,115)

Increase	157,889	$1,760,604	504,546	$5,662,198

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Total Return Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	19,293,071	$207,914,804	32,007,942	$345,749,731
Converted from Class B*	175,245	1,883,201	302,005	3,255,894
Reinvestment of distributions	3,039,562	32,629,073	5,409,716	57,751,705
Shares reacquired	(14,766,597)	(159,024,836)	(20,710,173)	(223,483,790)

Increase	7,741,281	$83,402,242	17,009,490	$183,273,540

Class B Shares

Shares sold	117,692	$1,266,671	199,477	$2,150,582
Reinvestment of distributions	73,619	788,971	186,545	1,983,637
Shares reacquired	(256,410)	(2,759,528)	(552,012)	(5,956,914)
Converted to Class A*	(175,408)	(1,883,201)	(302,321)	(3,255,894)

Decrease	(240,507)	$(2,587,087)	(468,311)	$(5,078,589)

Class C Shares
Shares sold	3,578,453	$38,516,534	6,443,842	$69,397,177
Reinvestment of distributions	481,668	5,165,559	831,756	8,862,126
Shares reacquired	(3,154,187)	(33,959,095)	(3,699,595)	(39,883,068)

Increase	905,934	$9,722,998	3,576,003	$38,376,235

Class F Shares
Shares sold	5,821,573	$62,726,483	14,636,645	$157,688,359
Reinvestment of distributions	1,618,111	17,358,635	4,922,694	52,437,405
Shares reacquired	(25,987,368)	(278,678,313)	(34,629,957)	(372,538,180)

Decrease	(18,547,684)	$(198,593,195)	(15,070,618)	$(162,412,416)

77

Notes to Financial Statements (unaudited)(concluded)

Total Return Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	3,928,305	$42,447,404	4,049,632	$43,794,736
Reinvestment of distributions	246,813	2,654,675	308,458	3,308,763
Shares reacquired	(1,553,117)	(16,742,826)	(1,308,835)	(14,186,950)

Increase	2,622,001	$28,359,253	3,049,255	$32,916,549

Class P Shares

Shares sold	21,462	$232,472	144,302	$1,561,779
Reinvestment of distributions	12,738	137,285	52,036	556,278
Shares reacquired	(117,641)	(1,272,238)	(545,397)	(5,912,134)

Decrease	(83,441)	$(902,481)	(349,059)	$(3,794,077)

Class R2 Shares

Shares sold	87,644	$944,006	321,062	$3,449,856
Reinvestment of distributions	4,753	50,990	4,774	51,147
Shares reacquired	(113,753)	(1,224,268)	(402,413)	(4,361,012)

Decrease	(21,356)	$(229,272)	(76,577)	$(860,009)

Class R3 Shares

Shares sold	1,128,312	$12,162,657	2,343,657	$25,236,321
Reinvestment of distributions	163,769	1,756,868	293,470	3,132,820
Shares reacquired	(898,472)	(9,695,716)	(1,443,273)	(15,584,455)

Increase	393,609	$4,223,809	1,193,854	$12,784,686

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

11.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-1 will have on the Funds’ financial statement disclosures.

78

Approval of Advisory Contract

The Board of Trustees of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended September 30, 2012. As to Core Fixed Income Fund, the Board observed that the investment performance of the Class A shares was below the median of the performance universe for the nine-month, one-year, and three-year periods and above that of the performance universe for the other periods. As to Total Return Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for each period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and

79

Approval of Advisory Contract (continued)

discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to Core Fixed Income Fund, the Board observed that the expense ratios generally were above the medians of the peer group. As to Total Return Fund, the Board observed that some of the expense ratios were below the medians of the peer group and others were above the medians.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some

80

Approval of Advisory Contract (concluded)

classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

81

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

82

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Core Fixed Income Fund Lord Abbett Total Return Fund	LACCBE-3-0513 (07/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Income Fund

For the six-month period ended May 31, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Convertible Fund

20	Floating Rate Fund

42	High Yield Fund

66	Income Fund

102	Inflation Focused Fund

154	Short Duration Income Fund

208	Statements of Assets and Liabilities

212	Statements of Operations

214	Statements of Changes in Net Assets

220	Financial Highlights

262	Notes to Financial Statements

288	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, and Lord Abbett Short Duration Income Fund
Semiannual Report

For the six-month period ended May 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2013. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 through May 31, 2013).

Actual Expenses

          For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/12—5/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Convertible Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$1,135.70	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class B
Actual	$1,000.00	$1,131.40	$9.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.66	$9.35
Class C
Actual	$1,000.00	$1,131.90	$8.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.56	$8.45
Class F
Actual	$1,000.00	$1,136.30	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.15	$4.84
Class I
Actual	$1,000.00	$1,136.40	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.65	$4.33
Class P
Actual	$1,000.00	$1,134.80	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class R2
Actual	$1,000.00	$1,132.80	$7.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	$7.34
Class R3
Actual	$1,000.00	$1,134.40	$7.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.79

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.86% for Class B, 1.68% for Class C, 0.96% for Class F, 0.86% for Class I, 1.30% for Class P, 1.46% for Class R2 and 1.35% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Consumer Discretionary	11.49%
Consumer Staples	1.97%
Energy	8.27%
Financials	16.82%
Healthcare	17.30%
Industrials	4.21%
Materials	4.18%

Sector*	%**
Media	1.30%
Technology	27.87%
Telecommunications	0.58%
Transportation	1.65%
Utilities	2.65%
Repurchase Agreement	1.71%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Floating Rate Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$1,043.90	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.07	$3.93
Class C
Actual	$1,000.00	$1,040.60	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class F
Actual	$1,000.00	$1,044.40	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.43
Class I
Actual	$1,000.00	$1,044.90	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.92
Class R2
Actual	$1,000.00	$1,040.80	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R3
Actual	$1,000.00	$1,041.30	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.56	$5.44

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.42% for Class B, 0.68% for Class F, 0.58% for Class I, 1.18% for Class R2 and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Aerospace	1.66%
Chemicals	2.35%
Consumer Durables	0.13%
Consumer Non-Durables	3.04%
Energy	5.47%
Financial	4.89%
Food & Drug	1.89%
Food/Tobacco	3.73%
Forest Products	0.79%
Gaming/Leisure	6.73%
Healthcare	7.06%

Sector*	%**
Housing	2.84%
Information Technology	4.21%
Manufacturing	6.14%
Media/Telecommunications	13.81%
Metals/Minerals	0.52%
Retail	3.93%
Service	14.24%
Transportation	2.98%
Utility	3.32%
Repurchase Agreement	10.27%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

High Yield Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$1,073.30	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class B
Actual	$1,000.00	$1,069.30	$8.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.29	$8.70
Class C
Actual	$1,000.00	$1,069.90	$8.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.87	$8.15
Class F
Actual	$1,000.00	$1,073.90	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.18
Class I
Actual	$1,000.00	$1,075.60	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.68
Class P
Actual	$1,000.00	$1,071.50	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.03	$5.94
Class R2
Actual	$1,000.00	$1,071.00	$6.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.29	$6.69
Class R3
Actual	$1,000.00	$1,071.60	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.19

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.93% for Class A, 1.73% for Class B, 1.62% for Class C, 0.83% for Class F, 0.73% for Class I, 1.18% for Class P, 1.33% for Class R2 and 1.23% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Automotive	2.57%
Banking	2.26%
Basic Industry	8.54%
Capital Goods	6.16%
Consumer Cyclical	8.11%
Consumer Non-Cyclical	5.65%
Energy	13.66%
Financial Services	3.46%
Healthcare	5.72%

Sector*	%**
Insurance	0.81%
Media	7.99%
Real Estate	0.23%
Services	14.62%
Technology & Electronics	6.33%
Telecommunications	8.16%
Utility	5.73%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

5

Income Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$1,014.10	$3.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.05	$3.93
Class B
Actual	$1,000.00	$1,013.50	$7.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$7.95
Class C
Actual	$1,000.00	$1,014.00	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.61	$7.39
Class F
Actual	$1,000.00	$1,014.60	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class I
Actual	$1,000.00	$1,015.10	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R2
Actual	$1,000.00	$1,012.20	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.07	$5.94
Class R3
Actual	$1,000.00	$1,012.70	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.44

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.47% for Class C, 0.68% for Class F, 0.58% for Class I, 1.18% for Class R2 and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Auto	1.49%
Basic Industry	1.93%
Consumer Cyclicals	5.11%
Consumer Discretionary	2.49%
Consumer Non-Cyclical	0.07%
Consumer Services	3.65%
Consumer Staples	3.52%
Energy	10.61%
Financial Services	32.80%
Foreign Government	0.15%
Health Care	1.54%

Sector*	%**
Integrated Oils	4.11%
Materials and Processing	8.87%
Municipal	1.28%
Producer Durables	1.37%
Technology	2.43%
Telecommunications	2.94%
Transportation	1.39%
U.S. Government	7.51%
Utilities	4.77%
Repurchase Agreements	1.97%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Inflation Focused Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$ 989.20	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.30	$3.68
Class C
Actual	$1,000.00	$ 986.20	$7.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.56	$7.44
Class F
Actual	$1,000.00	$ 990.40	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class I
Actual	$1,000.00	$ 990.10	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class R2
Actual	$1,000.00	$ 987.30	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.31	$5.69
Class R3
Actual	$1,000.00	$ 987.90	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.19

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.73% for Class A, 1.48% for Class C, 0.63% for Class F, 0.53% for Class I, 1.13% for Class R2 and 1.03% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Auto	0.85%
Banking	2.65%
Basic Industry	2.72%
Capital Goods	1.25%
Consumer Cyclicals	3.02%
Consumer Discretionary	1.22%
Consumer Non-Cyclical	0.29%
Consumer Services	1.29%
Consumer Staples	0.79%
Energy	6.50%
Financial Services	48.59%
Foreign Government	0.62%
Gaming/Leisure	0.36%
Health Care	2.55%
Integrated Oils	1.90%
Insurance	0.35%

Sector*	%**
Materials and Processing	2.51%
Media	0.69%
Media/Telecommunications	0.31%
Municipal	0.02%
Producer Durables	0.41%
Real Estate	0.78%
Services	2.14%
Supernatural	0.02%
Technology	1.06%
Technology & Electronics	1.39%
Telecommunications	1.69%
Transportation	0.74%
U.S. Government	9.08%
Utilities	1.77%
Repurchase Agreement	2.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

7

Short Duration Income Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$1,012.00	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.87
Class B
Actual	$1,000.00	$1,010.20	$6.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.09	$6.89
Class C
Actual	$1,000.00	$1,010.80	$6.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.66	$6.34
Class F
Actual	$1,000.00	$1,014.70	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.37
Class I
Actual	$1,000.00	$1,015.20	$1.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.09	$1.87
Class R2
Actual	$1,000.00	$1,010.10	$4.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.89
Class R3
Actual	$1,000.00	$1,012.80	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.38

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.57% for Class A, 1.37% for Class B, 1.26% for Class C, 0.47% for Class F, 0.37% for Class I, 0.97% for Class R2 and 0.87% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Auto	0.97%
Basic Industry	1.10%
Capital Goods	0.20%
Consumer Cyclicals	3.27%
Consumer Discretionary	2.09%
Consumer Non-Cyclical	0.21%
Consumer Services	1.43%
Consumer Staples	0.96%
Energy	5.87%
Financial Services	52.98%
Foreign Government	0.70%

Sector*	%**
Health Care	2.47%
Integrated Oils	2.86%
Materials and Processing	4.37%
Municipal	0.15%
Producer Durables	0.67%
Technology	2.12%
Telecommunications	2.29%
Transportation	0.97%
U.S. Government	11.47%
Utilities	1.87%
Repurchase Agreements	0.98%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Schedule of Investments (unaudited)
CONVERTIBLE FUND May 31, 2013

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 92.91%

COMMON STOCKS 13.59%

Autos 1.88%
General Motors Co.*	280	$9,506,145

Biotechnology 1.34%
BioMarin Pharmaceutical, Inc.*	38	2,386,675
Quintiles Transnational Holdings, Inc.*	23	995,304
Theravance, Inc.*	96	3,363,840

Total		6,745,819

Chemicals 0.70%
Axiall Corp.	30	1,279,398
CF Industries Holdings, Inc.	5	1,069,376
Monsanto Co.	12	1,207,680

Total		3,556,454

Computers & Peripherals 0.08%
NetApp, Inc.	11	416,882

Conglomerates 0.07%
Walter Energy, Inc.	20	341,200

Diversified Financials 0.90%
BlackRock, Inc.	6	1,842,720
Citigroup, Inc.	52	2,684,140

Total		4,526,860

e-Commerce 0.33%
Amazon.com, Inc.*	6	1,694,889

Electronic Equipment & Instruments 0.17%
PerkinElmer, Inc.	28	886,356

Health Services 0.31%
Community Health Systems, Inc.	32	1,551,074

Insurance-Casualty 0.34%
XL Group plc (Ireland)(a)	55	1,722,364

Insurance: Multi-Line 0.75%
Hartford Financial Services Group, Inc. (The)	124	3,804,246

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

Investments	Shares (000)	Fair Value

Internet Software & Services 1.24%
ExactTarget, Inc.*	96	$2,206,659
Google, Inc. Class A*	2	1,479,697
LinkedIn Corp. Class A*	2	402,072
Trulia, Inc.*	70	2,167,170

Total		6,255,598

Leisure Facilities 0.52%
Orient-Express Hotels Ltd. Class A*	117	1,378,176
Wynn Resorts Ltd.	9	1,236,599

Total		2,614,775

Lodging 0.27%
Starwood Hotels & Resorts Worldwide, Inc.	20	1,352,340

Miscellaneous: Financial 0.27%
Artisan Partners Asset Management, Inc.*	29	1,345,590

Oil & Gas Products 0.68%
Devon Energy Corp.	34	1,893,105
SM Energy Co.	25	1,534,192

Total		3,427,297

Oil: Integrated 0.38%
Pioneer Natural Resources Co.	6	783,126
Valero Energy Corp.	28	1,149,829

Total		1,932,955

Real Estate 0.33%
Boston Properties, Inc.	4	424,508
Realogy Holdings Corp.*	24	1,239,360

Total		1,663,868

Restaurants 0.22%
McDonald’s Corp.	12	1,120,212

Semiconductors 0.41%
ASML Holding NV (Netherlands)(a)	26	2,072,385

Software—Applications & Systems 1.91%
Adobe Systems, Inc.*	27	1,141,406
Cognizant Technology Solutions Corp. Class A*	15	989,145
Fortinet, Inc.*	48	930,258
Informatica Corp.*	30	1,090,800

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

Investments	Shares (000)	Fair Value

Software—Applications & Systems (continued)
VMware, Inc. Class A*	49	$3,513,328
Workday, Inc. Class A*	31	1,971,861

Total		9,636,798

Steel 0.49%
Allegheny Technologies, Inc.	90	2,481,300

Total Common Stocks (cost $63,297,593)		68,655,407

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 63.99%

Aerospace & Defense 1.02%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035		$5,000	5,137,500

Airlines 1.14%
United Airlines, Inc.	4.50%	1/15/2015		3,160	5,737,375

Auto Parts 0.30%
Meritor, Inc.†	7.875%	3/1/2026		475	601,469
TRW Automotive, Inc.	3.50%	12/1/2015		425	928,890

Total					1,530,359

Autos 1.56%
Ford Motor Co.	4.25%	11/15/2016		1,405	2,572,028
Tesla Motors, Inc.	1.50%	6/1/2018		3,100	3,291,813
Volkswagen International Finance NV
(Netherlands)†(b)	5.50%	11/9/2015	EUR	1,400	1,997,065

Total					7,860,906

Beverages 0.32%
Molson Coors Brewing Co.	2.50%	7/30/2013		$1,575	1,620,281

Biotechnology 2.81%
Cubist Pharmaceuticals, Inc.	2.50%	11/1/2017		1,790	3,524,062
Incyte Corp. Ltd.	4.75%	10/1/2015		1,025	2,644,500
Onyx Pharmaceuticals, Inc.	4.00%	8/15/2016		1,075	2,694,891
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016		990	2,858,625
Theravance, Inc.	2.125%	1/15/2023		230	331,344
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015		1,270	2,147,100

Total					14,200,522

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Commercial Services 0.62%
WESCO International, Inc.	6.00%	9/15/2029	$1,175	$3,149,734

Communications Equipment 1.39%
Ciena Corp.	4.00%	12/15/2020	5,740	7,024,325

Consumer Services 1.65%
Hertz Global Holdings, Inc.	5.25%	6/1/2014	1,385	4,343,713
United Rentals, Inc.	4.00%	11/15/2015	775	3,968,000

Total				8,311,713

Containers & Packaging 0.19%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	945	969,806

Diversified Financials 1.66%
Affiliated Managers Group, Inc.	3.95%	8/15/2038	1,275	1,665,469
MGIC Investment Corp.	2.00%	4/1/2020	5,645	6,728,134

Total				8,393,603

Diversified Metals & Mining 0.60%
Molycorp, Inc.	6.00%	9/1/2017	3,684	3,043,905

e-Commerce 0.53%
Shutterfly, Inc.†	0.25%	5/15/2018	2,515	2,673,759

Electronic Equipment & Instruments 0.61%
Teradyne, Inc.	4.50%	3/15/2014	935	3,074,397

Foods 1.23%
Archer-Daniels-Midland Co.	0.875%	2/15/2014	6,100	6,233,438

Health Equipment & Supply 1.64%
HeartWare International, Inc.	3.50%	12/15/2017	370	456,256
Hologic, Inc. (Zero Coupon after 12/15/2016)~	2.00%	12/15/2037	5,425	6,279,438
Volcano Corp.	1.75%	12/1/2017	1,630	1,543,406

Total				8,279,100

Health Services 2.82%
Medivation, Inc.	2.625%	4/1/2017	2,325	2,955,656
Omnicare, Inc.	3.25%	12/15/2035	4,615	4,805,369
Omnicare, Inc.	3.75%	12/15/2025	1,400	2,535,750
WellPoint, Inc.†	2.75%	10/15/2042	3,225	3,954,656

Total				14,251,431

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Homebuilders 2.07%
D.R. Horton, Inc.	2.00%	5/15/2014	$850	$1,601,719
KB Home	1.375%	2/1/2019	1,275	1,486,172
Lennar Corp.†	3.25%	11/15/2021	1,475	2,648,547
Ryland Group, Inc. (The)	0.25%	6/1/2019	4,815	4,715,690

Total				10,452,128

Insurance-Reinsurance 0.36%
Radian Group, Inc.	3.00%	11/15/2017	1,325	1,818,563

Internet Software & Services 4.13%
Concur Technologies, Inc.†	0.50%	6/15/2018	1,165	1,183,931
Equinix, Inc.	3.00%	10/15/2014	1,500	2,793,750
NetSuite, Inc.†	0.25%	6/1/2018	1,165	1,188,300
priceline.com, Inc.	1.00%	3/15/2018	9,875	11,393,281
VeriSign, Inc.	3.25%	8/15/2037	2,880	4,302,000

Total				20,861,262

Leisure Facilities 0.77%
MGM Resorts International	4.25%	4/15/2015	3,400	3,873,875

Leisure Products 0.37%
International Game Technology	3.25%	5/1/2014	1,700	1,862,563

Lodging 0.25%
Ryman Hospitality Properties†	3.75%	10/1/2014	725	1,261,047

Machinery 1.57%
Altra Holdings, Inc.	2.75%	3/1/2031	1,415	1,769,635
Chart Industries, Inc.	2.00%	8/1/2018	2,760	4,300,425
Danaher Corp.	Zero Coupon	1/22/2021	1,025	1,843,078

Total				7,913,138

Miscellaneous: Energy 0.66%
Alpha Natural Resources, Inc.	3.75%	12/15/2017	3,140	3,332,325

Miscellaneous: Financial 2.60%
Alliance Data Systems Corp.	4.75%	5/15/2014	2,485	9,259,731
Ares Capital Corp.	5.75%	2/1/2016	3,500	3,858,750

Total				13,118,481

Miscellaneous: Healthcare 1.03%
Corsicanto Ltd. (Ireland)(a)	3.50%	1/15/2032	4,340	5,199,863

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Miscellaneous: Materials 0.60%
RTI International Metals, Inc.	1.625%	10/15/2019	$3,010	$3,041,981

Oil & Gas Products 0.96%
Stone Energy Corp.	1.75%	3/1/2017	5,000	4,837,500

Oil Services 0.88%
Hornbeck Offshore Services, Inc.
(1.375% after 11/15/2013)~	1.625%	11/15/2026	3,890	4,427,598

Oil: Integrated 2.93%
Chesapeake Energy Corp.	2.50%	5/15/2037	3,690	3,706,144
Chesapeake Energy Corp.	2.75%	11/15/2035	4,000	4,100,000
Cobalt International Energy, Inc.	2.625%	12/1/2019	6,430	6,972,531

Total				14,778,675

Pharmaceuticals 6.98%
Auxilium Pharmaceuticals, Inc.	1.50%	7/15/2018	4,485	4,277,569
Dendreon Corp.	2.875%	1/15/2016	1,409	1,060,272
Endo Health Solutions, Inc.	1.75%	4/15/2015	915	1,218,094
Gilead Sciences, Inc.	1.625%	5/1/2016	6,715	16,141,215
Isis Pharmaceuticals, Inc.†	2.75%	10/1/2019	1,590	2,389,969
Mylan, Inc.	3.75%	9/15/2015	2,075	4,837,344
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	4,500	5,329,687

Total				35,254,150

Precious Metals 1.20%
Newmont Mining Corp.	1.625%	7/15/2017	3,410	3,863,956
Royal Gold, Inc.	2.875%	6/15/2019	2,250	2,220,469

Total				6,084,425

Real Estate 2.24%
BioMed Realty LP†	3.75%	1/15/2030	900	1,110,938
DDR Corp.	1.75%	11/15/2040	1,998	2,408,839
Digital Realty Trust LP†	5.50%	4/15/2029	825	1,263,219
Health Care REIT, Inc.	3.00%	12/1/2029	2,285	3,054,759
ProLogis LP	3.25%	3/15/2015	1,500	1,763,437
Rayonier TRS Holdings, Inc.	4.50%	8/15/2015	1,025	1,712,391

Total				11,313,583

Semiconductors 9.36%
Intel Corp.	3.25%	8/1/2039	7,990	10,441,971
Micron Technology, Inc.	1.50%	8/1/2031	10,090	12,984,569

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Semiconductors (continued)
Novellus Systems, Inc.	2.625%	5/15/2041	$3,625	$5,453,359
ON Semiconductor Corp.	2.625%	12/15/2026	6,145	7,289,506
SunPower Corp.†	0.75%	6/1/2018	2,270	2,314,833
SunPower Corp.	4.50%	3/15/2015	1,995	2,324,175
Xilinx, Inc.	2.625%	6/15/2017	4,330	6,484,175

Total				47,292,588

Software - Applications & Systems 4.19%
EMC Corp.	1.75%	12/1/2013	2,290	3,542,355
Nuance Communications, Inc.	2.75%	8/15/2027	1,230	1,469,850
Nuance Communications, Inc.	2.75%	11/1/2031	2,500	2,603,125
Salesforce.com, Inc.†	0.25%	4/1/2018	6,450	6,413,719
TIBCO Software, Inc.	2.25%	5/1/2032	7,185	7,108,659

Total				21,137,708

Textiles & Apparel 0.18%
Iconix Brand Group, Inc.†	1.50%	3/15/2018	775	899,000

Wireless Communications Services 0.57%
SBA Communications Corp.	4.00%	10/1/2014	1,150	2,872,125

Total Convertible Bonds (cost $298,317,072)				323,124,732

	Dividend Rate	Shares (000)

CONVERTIBLE PREFERRED STOCKS 15.33%

Aerospace & Defense 0.84%
United Technologies Corp.	7.50%	70	4,247,936

Autos 0.36%
General Motors Co.	4.75%	37	1,791,327

Banks: Diversified 2.30%
Fifth Third Bancorp	8.50%	31	4,940,671
Wells Fargo & Co.	7.50%	5	6,689,150

Total			11,629,821

Diversified Financials 2.65%
AMG Capital Trust I	5.10%	29	1,905,488
Bank of America Corp.	7.25%	10	11,464,200

Total			13,369,688

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

Investments	Dividend Rate		Shares (000)	Fair Value

Diversified Metals & Mining 0.29%
AngloGold Ashanti Holdings Finance plc	6.00%		10	$216,362
Cliffs Natural Resources, Inc.	7.00%		66	1,262,030

Total				1,478,392

Foods 0.37%
Post Holdings, Inc.†	3.75%		17	1,857,478

Household Durables 0.63%
Stanley Black & Decker, Inc.	4.75%		24	3,156,808

Insurance: Life 1.36%
MetLife, Inc.	5.00%		129	6,847,063

Oil & Gas Products 0.31%
Energy XXI Bermuda Ltd.	5.625%		6	1,572,759

Oil: Integrated 1.30%
Chesapeake Energy Corp.	5.00%		16	1,452,047
Chesapeake Energy Corp.†	5.75%		5	5,112,257

Total				6,564,304

Railroads 0.48%
Genesee & Wyoming, Inc.	5.00%		19	2,436,390

Real Estate 0.58%
Alexandria Real Estate Equities, Inc.	7.00%		104	2,942,238

Utilities 1.27%
CenterPoint Energy, Inc.	3.547%	#	133	6,416,344

Utilities: Electric 2.59%
NextEra Energy, Inc.	5.889%		144	7,721,984
PPL Corp.	8.75%		100	5,376,000

Total				13,097,984

Total Convertible Preferred Stocks (cost $69,507,290)				77,408,532

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

WARRANT 0.00%

Miscellaneous: Energy
Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	$—	(c)

Total Long-Term Investments (cost $431,121,955)				469,188,671

	Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS 4.94%

CONVERTIBLE BONDS 3.27%

Electronic Equipment & Instruments 1.70%
General Cable Corp.	0.875%	11/15/2013	$8,560	8,586,750

Miscellaneous: Financial 0.12%
NASDAQ OMX Group, Inc. (The)	2.50%	8/15/2013	620	622,325

Retail: Multiline 0.24%
Saks, Inc.†	7.50%	12/1/2013	450	1,205,719

Software–Applications & Systems 1.21%
Cadence Design Systems, Inc.	1.50%	12/15/2013	6,075	6,097,781

Total Convertible Bonds (cost $16,159,274)				16,512,575

REPURCHASE AGREEMENT 1.67%
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $8,220,000 of U.S. Treasury Note at 2.625% due 12/31/2014; value: $8,620,725; proceeds: $8,450,068 (cost $8,450,061)			8,450	8,450,061

Total Short-Term Investments (cost $24,609,335)				24,962,636

Total Investments in Securities 97.85% (cost $455,731,290)				494,151,307

Other Assets in Excess of Liabilities(d) 2.15%				10,839,460

Net Assets 100.00%				$504,990,767

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2013

EUR	euro.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Valued at zero as of May 31, 2013.
(d)	Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Buy	Goldman Sachs	7/17/2013	600,000	$772,380	$780,034	$ 7,654
euro	Sell	Goldman Sachs	7/17/2013	2,046,000	2,680,648	2,659,915	20,733

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 28,387

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2		Level 3		Total

Common Stocks	$66,991,539	$—		$—		$66,991,539
Real Estate	1,239,360	424,508		—		1,663,868
Convertible Bonds	—	339,637,307		—		339,637,307
Convertible Preferred Stocks
Aerospace & Defense	4,247,936	—		—		4,247,936
Autos	1,791,327	—		—		1,791,327
Banks: Diversified	11,629,821	—		—		11,629,821
Diversified Financials	11,464,200	1,905,488		—		13,369,688
Diversified Metals & Mining	1,478,392	—		—		1,478,392
Foods	—	1,857,478		—		1,857,478
Household Durables	3,156,808	—		—		3,156,808
Insurance: Life	6,847,063	—		—		6,847,063
Oil & Gas Products	—	1,572,759		—		1,572,759
Oil: Integrated	1,452,047	5,112,257		—		6,564,304
Railroads	—	2,436,390	(3)	—		2,436,390
Real Estate	2,942,238	—		—		2,942,238
Utilities	—	6,416,344		—		6,416,344
Utilities: Electric	13,097,984	—		—		13,097,984
Warrant	—	—		—	(4)	—	(4)
Repurchase Agreement	—	8,450,061		—		8,450,061

Total	$126,338,715	$367,812,592		$—		$494,151,307

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
CONVERTIBLE FUND May 31, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Exchange Contracts
Assets	$—	$28,387	$—	$28,387
Liabilities	—	—	—

Total	$—	$28,387	$—	$28,387

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)

As of May 31, 2013, Genesee & Wyoming, Inc., was categorized as Level 2 due to limited market activity resulting in observable input pricing. $1,486,485 was transferred from Level 1 to Level 2 during the period ended May 31, 2013.

(4)	Valued at zero as of May 31, 2013.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant

Balance as of December 1, 2012	$—	(1)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—

Balance as of May 31, 2013	$—	(1)

(1)	Valued at zero as of December 1, 2012 and May 31, 2013, respectively.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)
FLOATING RATE FUND May 31, 2013

Investments			Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.05%

COMMON STOCK 0.13%

Diversified Media
Tribune Co.* (cost $5,829,435)			134	$7,605,067

	Interest Rate	Maturity Date	Principal Amount (000)

CORPORATE BONDS 6.59%

Aerospace 0.09%
GenCorp, Inc.†	7.125%	3/15/2021	$3,000	3,225,000
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%	12/15/2020	2,000	2,085,000

Total				5,310,000

Chemicals 0.61%
Eagle Spinco, Inc.†	4.625%	2/15/2021	5,500	5,561,875
Hexion U.S. Finance Corp.†	6.625%	4/15/2020	12,500	13,062,500
Hexion U.S. Finance Corp.	6.625%	4/15/2020	4,000	4,180,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	6,500	6,816,875
Taminco Global Chemical Corp.†	9.75%	3/31/2020	4,500	5,118,750

Total				34,740,000

Consumer Non-Durables 0.19%
DynCorp International, Inc.	10.375%	7/1/2017	4,000	4,120,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	5,000	5,162,500
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021	1,500	1,496,250

Total				10,778,750

Energy 0.99%
Chaparral Energy, Inc.	8.25%	9/1/2021	2,000	2,220,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,225,000
FTS International Services LLC/FTS International Bonds, Inc.†	8.125%	11/15/2018	2,646	2,831,220
Halcon Resources Corp.	8.875%	5/15/2021	3,500	3,578,750
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	500	519,375
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	5,000	5,650,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	2,500	2,662,500
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	7.25%	2/15/2021	2,000	2,095,000

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy (continued)
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	$3,450	$3,588,000
Northern Tier Energy LLC/Northern Tier Finance Corp.†	7.125%	11/15/2020	2,640	2,791,800
Oasis Petroleum, Inc.	7.25%	2/1/2019	2,000	2,165,000
Offshore Group Investment Ltd.	7.50%	11/1/2019	3,500	3,797,500
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	2,800	2,835,000
Plains Exploration & Production Co.	6.875%	2/15/2023	5,000	5,681,250
SM Energy Co.	6.625%	2/15/2019	4,500	4,848,750
Stone Energy Corp.	7.50%	11/15/2022	4,000	4,330,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	1,237	1,339,052
W&T Offshore, Inc.	8.50%	6/15/2019	2,000	2,185,000

Total				56,343,197

Financial 0.86%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	4,571	4,810,977
CIT Group, Inc.	4.25%	8/15/2017	5,000	5,168,750
CNO Financial Group, Inc.†	6.375%	10/1/2020	4,500	4,899,375
Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,000	5,225,000
HUB International Ltd.†	8.125%	10/15/2018	4,000	4,320,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	5,000	5,287,500
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021	5,330	5,463,250
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	1,000	1,150,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	6,000	6,390,000
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	2,800	2,870,000
RSI Home Products, Inc.†	6.875%	3/1/2018	3,580	3,732,150

Total				49,317,002

Food & Drug 0.10%
Phibro Animal Health Corp.†	9.25%	7/1/2018	5,175	5,666,625

Food/Tobacco 0.04%
Del Monte Corp.	7.625%	2/15/2019	2,250	2,342,813

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forest Products 0.52%
AEP Industries, Inc.	8.25%	4/15/2019	$5,000	$5,450,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	9,000	9,157,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	9,000	9,495,000
Sealed Air Corp.†	8.375%	9/15/2021	2,650	3,074,000
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	2,500	2,762,500

Total				29,939,000

Gaming/Leisure 0.27%
Easton-Bell Sports, Inc.	9.75%	12/1/2016	1,000	1,078,760
Mohegan Tribal Gaming Authority†	10.50%	12/15/2016	6,500	6,483,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	2,576	2,846,480
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,250	3,786,250
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	1,000	1,097,500

Total				15,292,740

Healthcare 0.25%
Biomet, Inc.†	6.50%	8/1/2020	2,000	2,112,500
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,996,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	7,734	8,246,377

Total				14,354,877

Housing 0.23%
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	5,000	5,562,500
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	2,000	2,265,000
Nortek, Inc.†	8.50%	4/15/2021	4,750	5,177,500

Total				13,005,000

Information Technology 0.16%
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,319	9,088,508

Manufacturing 0.22%
Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021	5,000	5,212,500
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,500	2,856,250
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	4,000	4,350,000

Total				12,418,750

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media/Telecommunications 0.77%
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020		$2,000	$2,245,000
Clear Channel Communications, Inc.	4.90%	5/15/2015		10,000	9,550,000
Clear Channel Communications, Inc.	5.50%	12/15/2016		1,000	820,000
Clear Channel Communications, Inc.†	9.00%	12/15/2019		3,000	3,030,000
Cricket Communications, Inc.	7.75%	10/15/2020		2,000	2,005,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		3,500	3,561,250
MDC Partners, Inc.†	6.75%	4/1/2020		750	770,625
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		1,482	1,608,285
Qwest Communications International, Inc.	7.125%	4/1/2018		6,000	6,232,500
Syniverse Holdings, Inc.	9.125%	1/15/2019		825	905,438
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	7.50%	3/15/2019		2,000	2,180,000
Univision Communications, Inc.†	6.75%	9/15/2022		4,500	4,860,000
UPCB Finance V Ltd.†	7.25%	11/15/2021		3,250	3,599,375
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017		2,375	2,511,562

Total					43,879,035

Metals/Minerals 0.24%
Allied Nevada Gold Corp.†	8.75%	6/1/2019	CAD	3,000	2,676,634
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019		$3,590	3,769,500
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018		5,000	4,200,000
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		3,000	3,105,000

Total					13,751,134

Retail 0.18%
CDR DB Sub, Inc.†	7.75%	10/15/2020		4,000	4,190,000
Claire’s Stores, Inc.†	6.125%	3/15/2020		1,700	1,780,750
Claire’s Stores, Inc.†	7.75%	6/1/2020		1,250	1,271,875
Claire’s Stores, Inc.	8.875%	3/15/2019		525	565,688
Dave & Buster’s, Inc.	11.00%	6/1/2018		2,000	2,255,000

Total					10,063,313

Service 0.56%
Alliance Data Systems Corp.†	6.375%	4/1/2020		4,250	4,611,250
First Data Corp.†	8.25%	1/15/2021		5,000	5,325,000
First Data Corp.†	11.25%	1/15/2021		3,500	3,596,250
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019		2,000	2,117,500
Hertz Corp. (The)	5.875%	10/15/2020		1,000	1,060,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020		3,000	3,142,500

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)
Interface Security Systems Holdings, Inc./ Interface Security Systems LLC†	9.25%	1/15/2018	$5,000	$5,250,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	5,600	5,908,000
Travelport LLC/Travelport Holdings, Inc.†	11.875%	9/1/2016	130	123,674
United Rentals North America, Inc.	7.375%	5/15/2020	1,000	1,102,500

Total				32,236,674

Transportation 0.16%
Commercial Vehicle Group, Inc.	7.875%	4/15/2019	3,500	3,561,250
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	4,000	4,520,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	983,750

Total				9,065,000

Utility 0.15%
Dynegy, Inc.†	5.875%	6/1/2023	4,000	3,950,000
Energy Future Intermediate Holding Co. LLC/ EFIH Finance, Inc.†	6.875%	8/15/2017	1,400	1,491,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	3,000	3,270,000

Total				8,711,000

Total Corporate Bonds (cost $366,873,062)				376,303,418

FLOATING RATE LOANS(b) 90.88%

Aerospace 1.94%
AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(a)	3.50%	7/16/2018	24,411	24,726,387
Continental Airlines, Inc. Class B Term Loan	4.00%	3/22/2019	6,000	6,076,500
Delta Air Lines, Inc. New Term Loan B-1 Loan	4.00%	10/18/2018	26,411	26,543,344
Dundee Holdco 4 Ltd. 2nd Lien Term Loan (Germany)(a)	9.50%	10/28/2020	26,000	26,211,250
Dundee Holdco 4 Ltd. Term Loan (Germany) (a)	5.50%	3/28/2020	16,750	16,917,500
Sequa Corp. New Term Loan B	5.25%	6/19/2017	9,975	10,103,428

Total				110,578,409

Chemicals 1.16%
Arysta LifeScience 1st Lien Term Loan	4.50%	5/25/2020	25,000	25,148,500
Arysta LifeScience 2nd Lien Term Loan	8.25%	11/30/2020	10,700	10,845,467
Eagle Spinco, Inc. Term Loan	3.50%	1/27/2017	2,491	2,544,221
General Chemical Corp. New Term Loan	5.00% - 5.75%	10/6/2015	6,394	6,466,329
INEOS U.S. Finance LLC 6 Year Term Loan	4.25%	5/4/2018	14,363	14,385,340

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)
Nexeo Solutions LLC Term Loan B	5.00%	9/8/2017	$7,045	$7,049,708

Total				66,439,565

Consumer Durables 0.14%
Spectrum Brands, Inc. New Term Loan	4.50% - 5.50%	12/17/2019	7,994	8,107,850

Consumer Non-Durables 2.13%
Anchor Hocking, LLC Initial Term Loan	7.50%	5/6/2020	25,000	25,375,000
Collective Brands Finance, Inc. Term Loan	7.25%	10/9/2019	20,918	21,205,204
FGI Operating Co. LLC Term Loan	5.50%	4/19/2019	31,548	31,696,102
Phillips-Van Heusen Corp. Term Loan B	3.25%	2/13/2020	14,824	14,932,835
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	11/30/2017	4,250	4,308,438
Springs Windows Fashions LLC New Term Loan B	6.00%	5/31/2017	12,029	12,109,667
Wilton Brands LLC Term Loan	7.50%	8/30/2018	8,806	8,897,488
Yankee Candle Co., Inc. (The) Initial Term Loan	5.25%	4/2/2019	2,896	2,906,639

Total				121,431,373

Energy 3.95%
Chesapeake Energy Corp. New Unsecured Term Loan	5.75%	12/1/2017	19,500	20,052,825
Crestwood Holdings LLC New Term Loan B	6.230%	5/24/2019	7,900	8,006,650
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	4,635	4,698,502
EMG Utica, LLC Term Loan	4.75%	3/27/2020	24,000	24,180,000
EP Energy LLC Incremental Term Loan	3.50%	4/26/2019	3,000	3,034,290
EP Energy LLC Term Loan B3	4.50%	5/24/2018	7,000	7,052,080
GIM Channelview Cogeneration, LLC Term Loan	4.25%	5/4/2020	7,000	7,048,125
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/22/2019	31,650	32,124,750
Pacific Drilling SA Term Loan	4.50%	5/30/2018	20,000	20,143,700
Preferred Proppants LLC Term Loan B	9.00%	12/15/2016	12,789	12,421,073
Ruby Western Pipeline Holdings, LLC Term Loan	3.50%	3/27/2020	31,319	31,553,605
Teine Energy Ltd. 2nd Lien Term Loan (Canada)(a)	7.50%	5/9/2019	7,500	7,556,250
Tervita Corp. Term Loan (Canada)(a)	6.25%	5/15/2018	13,971	14,163,355
Topaz Power Holdings LLC Term Loan	5.25%	2/26/2020	21,955	22,234,926
Vantage Drilling Co. Term Loan	6.25%	10/26/2017	10,940	11,071,282

Total				225,341,413

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial 3.05%
Alliant Holdings I, Inc. Initial Term Loan B	5.00%	12/20/2019	$40,110	$40,461,286
Altisource Solutions S.A.R.L. 1st Lien Term Loan B (Luxembourg)(a)	5.75%	11/27/2019	6,000	6,078,750
CNO Financial Group, Inc. Term Loan B2	3.75%	9/20/2018	7,646	7,713,029
Fly Funding II S.A.R.L Term Loan B (Luxembourg)(a)	5.75%	8/8/2018	10,112	10,269,626
HUB International Ltd. Term Loan	3.694%	6/25/2017	4,000	4,033,560
MIP Delaware LLC Term Loan B Term B-1 Loan	4.00%	3/9/2020	17,386	17,538,002
MIP Delaware LLC Term Loan Term B-1 Loan	4.00%	3/9/2018	3,532	3,562,722
Nuveen Investments, Inc. New 2nd Lien Term Loan	6.50%	2/28/2019	20,520	20,673,900
Ocwen Financial Corp. Term Loan	5.00%	2/15/2018	22,057	22,383,333
StoneRiver Holdings, Inc. 1st Lien Term Loan	4.50%	11/20/2019	20,000	20,054,200
StoneRiver Holdings, Inc. 2nd Lien Term Loan	8.50%	11/20/2020	7,000	7,035,000
U.S. Coatings Acquisition, Inc. Term Loan	4.75%	2/3/2020	10,000	10,098,150
USI Holdings Corp. Initial Term Loan	5.25%	12/27/2019	3,970	4,010,693

Total				173,912,251

Food & Drug 1.99%
Albertson’s LLC Term Loan B2	4.75%	3/21/2019	38,000	38,166,250
OSI Restaurant Partners LLC New Term Loan B	3.75%	10/24/2019	9,614	9,632,275
Rite Aid Corp. Tranche 1 Term Loan (2nd Lien)	5.75%	8/21/2020	2,925	3,034,687
Rite Aid Corp. Tranche 6 Term Loan	4.00%	2/21/2020	19,000	19,164,255
Sprouts Farmers Markets Holdings, LLC Initial Term Loan	4.50%	4/23/2020	22,500	22,612,500
Supervalu, Inc. New Term Loan B	6.25%	3/21/2019	20,986	20,856,510

Total				113,466,477

Food/Tobacco 4.44%
Burger King Corp. New Term Loan B	3.75%	9/27/2019	7,101	7,178,572
Constellation Brands, Inc. New Term Loan B	2.75%	5/1/2020	25,400	25,508,458
CSM Bakery Supplies 1st Lien Additional Term Loan (Netherlands)(a)	3.75%	5/22/2020	25,000	24,968,750
CSM Bakery Supplies 2nd Lien Term Loan (Netherlands)(a)	7.50%	5/21/2021	10,000	10,100,000
Del Monte Foods Co. Initial Term Loan	4.00%	3/8/2018	25,575	25,746,713
Diamond Foods, Inc. Revolver	6.75%	2/25/2015	2,901	2,857,643
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	9,331	9,307,633
Dunkin’ Brands, Inc. Term Loan B3	3.75%	2/14/2020	16,325	16,427,192
HJ Heinz Co. Term Loan B-2	3.50%	3/27/2020	53,000	53,545,370
Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	22,265	22,919,146
NPC International, Inc. Refinancing Term Loan B	4.50%	12/28/2018	4,927	5,021,087

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food/Tobacco (continued)
Pinnacle Foods Finance LLC Term Loan G	3.25%	4/29/2020	$35,569	$35,661,603
Smart Balance, Inc. Term Loan	7.00%	7/2/2018	7,740	7,860,976
US Foods, Inc. New Term Loan B	5.75%	3/31/2017	6,454	6,496,331

Total				253,599,474

Forest Products 0.70%
Berlin Packaging LLC 1st Lien Term Loan	4.75%	4/2/2019	10,000	10,129,200
Berlin Packaging LLC 2nd Lien Term Loan	8.75%	4/2/2020	10,000	10,200,000
Caraustar Industries, Inc. Term Loan	7.50%	5/1/2019	15,000	15,225,000
Reynolds Group Holdings Inc. New Dollar Term Loan	4.75%	9/28/2018	4,434	4,480,710

Total				40,034,910

Forest Products/Containers 0.15%
Kleopatra Acquisition Corp. Term Loan B1	5.75%	12/21/2016	8,361	8,496,551

Gaming/Leisure 6.97%
24 Hour Fitness Worldwide, Inc. New Term Loan	5.25%	4/22/2016	7,145	7,242,772
Bombardier Recreational Products, Inc. New Term Loan B (Canada)(a)	4.00%	1/30/2019	20,883	21,078,634
Boyd Gaming Corp. Incremental Term Loan	6.00%	12/17/2015	5,625	5,707,969
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.193%	1/28/2015	2,853	2,835,522
Caesar’s Entertainment Operating Co., Inc. Term Loan B4	9.50%	10/31/2016	9,867	9,922,927
Caesar’s Entertainment Operating Co., Inc. Term Loan B6	5.443%	1/26/2018	33,825	30,323,761
CCM Merger, Inc. New Term Loan B	5.00%	3/1/2017	17,530	17,709,710
Centaur LLC New 1st Lien Term Loan	5.25%	2/15/2019	17,500	17,707,812
Centaur LLC New 2nd Lien Term Loan	8.75%	2/15/2020	8,200	8,370,806
Equinox Holdings, Inc. 1st Lien Term Loan	4.50%	1/31/2020	13,000	13,130,000
Equinox Holdings, Inc. 2nd Lien Term Loan	9.75%	5/16/2020	4,000	4,130,000
Graton Economic Development Authority Term Loan B	9.00%	8/22/2018	26,000	27,430,130
Harrah’s Property Co. Mezzanine Term Loan	3.693%	2/13/2014	20,000	18,345,000
Hoyts Group Holdings LLC 1st Lien Term Loan	4.00%	5/22/2020	5,000	5,037,500
Hoyts Group Holdings LLC 2nd Lien Term Loan	8.25%	11/20/2020	2,000	2,035,000
MGM Resorts International Term Loan A	3.284%	12/20/2017	19,950	20,009,750
Mohegan Tribal Gaming Authority New Term Loan B	5.50%	3/31/2015	21,892	22,021,856
Northfield Park Associates LLC Term Loan	9.00%	11/9/2018	7,500	7,809,375

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming/Leisure (continued)
Peninsula Gaming LLC Term Loan	4.25%	11/20/2017	$14,963	$15,126,190
Regent Seven Seas Cruises, Inc. Refinancing Term Loan B	4.75%	12/21/2018	8,850	8,938,500
ROC Finance LLC 18 Month Delayed Draw Term Loan B	8.50%	8/18/2017	800	802,000
ROC Finance LLC New Term Loan B	5.00%	3/28/2019	11,650	11,775,237
ROC Finance LLC Term Loan B	8.50%	8/18/2017	5,867	5,881,333
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/15/2020	14,000	14,075,810
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	35,000	35,113,750
Station Casinos, Inc. New Term Loan B	5.00%	3/1/2020	38,000	38,479,750
Town Sports International, Inc. New Term Loan B	5.75%	5/11/2018	11,025	11,238,427
Village Roadshow Ltd. Ultimates Facility Tranche A-2 (United Kingdom)(a)	4.75%	11/21/2017	5,000	5,137,500
VML US Finance LLC Term Loan A	1.74%	11/15/2016	10,500	10,434,375

Total				397,851,396

Healthcare 8.36%
Air Medical Group Holdings, Inc. Term Loan 2018	6.50%	6/30/2018	14,846	15,236,148
Air Medical Group Holdings, LLC Term Loan	7.625%	5/21/2018	14,500	14,572,500
American Renal Holdings, Inc. 1st Lien Term Loan	4.50%	9/22/2019	25,000	25,117,250
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	21,016	21,156,428
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	1,980	1,993,207
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	5,700	5,842,500
Ardent Medical Services, Inc. Term Loan	6.75%	7/2/2018	12,968	13,145,803
Bausch & Lomb, Inc. Term Loan B	4.00%	5/17/2019	9,429	9,472,971
Biomet, Inc. Extended Term Loan B	3.943% - 4.034%	7/25/2017	14,932	15,056,645
CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/22/2019	12,337	12,499,097
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	2,000	2,050,000
ConvaTec, Inc. Term Loan	5.00%	12/22/2016	12,310	12,502,376
DaVita, Inc. Term Loan A3	2.70%	9/2/2017	4,938	4,964,360
Grifols, Inc. New Term Loan B	4.25%	6/1/2017	21,161	21,375,093
HCA, Inc. Extended Term Loan B2	3.534%	3/31/2017	5,057	5,073,397
HCA, Inc. Extended Term Loan B4	2.944%	5/1/2018	39,764	39,964,940
Heartland Dental Care, Inc. 1st Lien Term Loan	6.25%	12/21/2018	23,960	24,349,350
Heartland Dental Care, Inc. 2nd Lien Term Loan	9.75%	6/21/2019	8,975	9,277,906
Hologic Inc. Term Loan B	4.50%	8/1/2019	7,196	7,257,579
Iasis Healthcare LLC Term Loan	4.50%	5/3/2018	10,226	10,285,476
Multiplan, Inc. New Term Loan B	4.00%	8/25/2017	13,292	13,453,551

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Healthcare (continued)
National Mentor Holdings, Inc. Refinancing Term Loan B	6.50%	2/9/2017	$18,814	$19,143,576
Par Pharmaceutical Cos., Inc. Term Loan B	4.25%	9/30/2019	19,900	19,989,576
Quintiles Transnational Corp. Incremental Term Loan B1	4.50%	6/8/2018	5,197	5,242,949
Quintiles Transnational Corp. New Term Loan B	4.50%	6/8/2018	14,817	15,010,365
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	8,845	8,900,238
RPI Finance Trust New Term Loan Tranche 1	3.25%	11/9/2016	4,367	4,395,492
Select Medical Corp. Incremental Term Loan B	5.50% - 6.00%	6/1/2018	2,800	2,827,145
Select Medical Corp. Series C Tranche B Term Loan	4.00% - 5.25%	6/1/2018	12,000	12,090,000
Select Medical Corp. Term Loan B	5.50% - 6.00%	6/1/2018	8,316	8,395,980
Steward Health Care System LLC Term Loan	6.75%	4/15/2020	2,500	2,531,250
Surgical Care Affiliates, Inc. Class B Term Loan	4.284%	12/29/2017	8,089	8,129,460
Surgical Care Affiliates, Inc. Class C Incremental Term Loan	4.25%	6/29/2018	14,000	14,091,910
Truven Health Analytics, Inc. New Term Loan B	4.50%	6/1/2019	20,525	20,644,863
United Surgical Partners International, Inc. Incremental Term Loan	4.75%	4/3/2019	12,509	12,706,139
United Surgical Partners International, Inc. New Tranche B Term Loan	4.25%	4/19/2017	3,850	3,896,508
Valeant Pharmaceuticals International, Inc. Series C Tranche B (Canada)(a)	3.50%	12/11/2019	7,481	7,542,634
Vanguard Health Holding Co. II LLC Term Loan B	3.75%	1/29/2016	13,570	13,732,633
VWR Funding, Inc. Extended Add on Term Loan	4.194%	4/3/2017	12,968	13,118,766

Total				477,036,061

Housing 2.80%
Cemex S.A.B. de C.V. USD Term Loan A4 (Mexico)(a)	4.78%	2/17/2017	55,409	54,923,987
Custom Building Products, Inc. Term Loan	6.00%	12/12/2019	21,452	21,719,770
Realogy Corp. Extended Letter of Credit	4.453%	10/10/2016	5,606	5,671,676
Realogy Corp. Extended Term Loan	4.50%	3/5/2020	12,500	12,645,812
Realogy Corp. Initial Term Loan B	4.50%	3/5/2020	27,000	27,314,955
Realogy Corp. Letter of Credit	6.20%	10/10/2013	8,380	8,332,673
Roofing Supply Group LLC Term Loan	5.00%	5/24/2019	6,953	7,051,014
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020	22,000	22,055,000

Total				159,714,887

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Information Technology 4.22%
Avaya, Inc. Term Loan B3	4.773%	10/26/2017	$13,335	$12,013,651
Blackboard, Inc. 2nd Lien Term Loan	11.50%	4/4/2019	9,000	9,210,015
Blackboard, Inc. Term Loan B2	6.25%	10/4/2018	24,343	24,830,353
Eagle Parent, Inc. New Term Loan	4.50%	5/16/2018	7,751	7,857,541
Eze Software, Inc. 1st Lien Term Loan	4.75%	4/6/2020	5,500	5,589,375
Eze Software, Inc. 2nd Lien Term Loan	8.75%	4/6/2021	5,638	5,766,728
Freescale Semiconductor, Inc. Term Loan B3	4.25%	12/1/2016	3,000	3,018,750
Freescale Semiconductor, Inc. Term Loan B4	5.00%	3/2/2020	26,400	26,602,620
Genesys Telecom Holdings, U.S., Inc. Senior Debt B	4.00%	2/7/2020	6,000	6,046,500
Hyland Software, Inc. New 1st Lien Term Loan	5.50%	10/25/2019	12,968	13,085,050
ION Trading Technologies Ltd., Inc. 1st Lien Term Loan (Ireland)(a)	4.50%	5/22/2020	12,000	12,129,960
ION Trading Technologies Ltd., Inc. 2nd Lien Term Loan (Ireland)(a)	8.25%	5/21/2021	13,400	13,567,500
NXP B.V. Term Loan A1 (Canada)(a)	4.50%	3/3/2017	6,982	7,139,288
NXP B.V. Term Loan C (Canada)(a)	4.75%	1/11/2020	18,465	18,901,236
Peak Ten, Inc. New Term Loan B	7.25%	10/25/2018	16,434	16,649,443
Scitor Corp. Term Loan B	5.00%	2/15/2017	8,630	8,638,090
Serena Software, Inc. Extended Term Loan 2016	4.199%	3/10/2016	11,579	11,644,555
Shield Finance Co. S.A.R.L. New Term Loan B (Luxembourg)(a)	6.50%	5/10/2019	1,985	2,004,850
SunGard Data Systems, Inc. Term Loan B	3.827%	2/26/2016	5,106	5,163,337
SunGard Data Systems, Inc. Term Loan C	3.948%	2/28/2017	10,246	10,361,172
SunGard Data Systems, Inc. Term Loan D	4.50%	1/31/2020	17,955	18,227,916
Time Warner Telecom Holdings, Inc. Term Loan B	2.70%	4/17/2020	2,500	2,515,625

Total				240,963,555

Manufacturing 6.74%
Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018	9,175	9,285,880
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/1/2020	15,301	15,759,682
Alcatel-Lucent USA, Inc. Asset Sale Loan B	6.25%	8/1/2016	20,985	21,267,773
Alliance Laundry Systems LLC 1st Lien Term Loan	4.50%	12/7/2018	5,970	6,034,928
Alliance Laundry Systems LLC 2nd Lien Term Loan	9.50%	12/10/2019	9,706	9,948,166
Apex Tool Group LLC Term Loan	4.50%	2/1/2020	18,545	18,724,701
Arris Group, Inc. Term Loan B	3.50%	4/17/2020	30,000	30,075,150
Brand Energy & Infrastructure Services, Inc. New 2 Lien Term Loan	11.00%	10/11/2019	10,000	10,331,250

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Manufacturing (continued)
Brand Energy & Infrastructure Services, Inc. Term Loan 1 Canadian	6.25%	10/23/2018		$1,926	$1,960,856
Brand Energy & Infrastructure Services, Inc. Term Loan 2 Canadian	5.75%	10/16/2016		1,544	1,569,913
Brand Energy & Infrastructure Services, Inc. Term Loan B1 1st Lien	6.25%	10/23/2018		8,024	8,170,234
Brand Energy & Infrastructure Services, Inc. Term Loan B2 1st Lien	5.75%	10/16/2016		6,431	6,541,302
CommScope, Inc. New Term Loan	3.75%	1/12/2018		12,444	12,589,982
Dematic SA Term Loan (Luxemburg)(a)	5.25%	12/27/2019		27,777	28,054,672
Generac Power Systems, Inc. Term Loan B	3.50%	5/30/2020		10,000	10,025,000
Husky Injection Molding Systems Ltd. New Term Loan B (Canada)(a)	4.25%	6/29/2018		25,212	25,435,570
Milacron LLC Term Loan	4.25%	3/28/2020		5,000	5,048,925
PTC Alliance Corp. Term Loan	9.50%	10/16/2017		4,453	4,430,244
Road Infrastructure Investment LLC 1st Lien Term Loan B	6.25%	3/30/2018		6,831	6,920,248
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		9,500	9,678,125
Silver II US Holdings LLC Term Loan	4.00%	12/13/2019		39,400	39,510,936
Tomkins LLC Term Loan B-2	3.75%	9/29/2016		9,932	10,025,434
Unifrax Corp. New EUR Term Loan(c)	5.25%	11/28/2018	EUR	5,683	7,456,326
Unifrax Corp. New Term B Dollar Loan	4.25%	11/28/2018		$3,990	4,027,426
Veyance Technologies, Inc. Term Loan	5.25%	9/8/2017		39,000	39,282,750
WESCO Distribution, Inc. Term Loan B	4.50%	12/12/2019		34,772	35,082,957
WESCO Distribution, Inc. Term Loan B2(c)	5.32%	12/12/2019	CAD	1,821	1,760,680
WireCo WorldGroup, Inc. New Term Loan	6.00%	2/15/2017		$5,970	6,022,237

Total					385,021,347

Media/Telecommunications 13.79%
Acquisitions Cogeco Cable II L.P. Term Loan B	3.25%	12/2/2019		2,985	2,995,821
Affinion Group, Inc. Tranche B Term Loan	6.50%	10/10/2016		18,320	17,946,114
Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(a)	6.00%	4/30/2019		16,716	16,963,549
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017		3,543	3,559,372
CCO Holdings LLC 3rd Lien Term Loan	2.694%	9/5/2014		11,147	11,173,253
Cequel Communications LLC Term Loan	3.50%	2/14/2019		9,108	9,169,206
Charter Communications Operating LLC Term Loan E	3.00%	4/10/2020		29,000	28,900,385
Charter Communications Operating LLC Term Loan F	3.00%	1/4/2021		11,000	10,985,590

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)
Clear Channel Communications, Inc. Tranche B Term Loan	3.844%	1/29/2016	$69,057	$64,337,944
Consolidated Communications, Inc. Term Loan B3	5.25%	12/31/2018	19,950	20,199,375
Cricket Communications, Inc. Term Loan	4.75%	10/10/2019	11,970	12,054,149
Cricket Communications, Inc. Term Loan C	4.75%	3/9/2020	30,500	30,761,385
Crown Castle International Corp. New Tranche B Term Loan	3.25%	1/31/2019	13,654	13,722,169
CSC Holdings, LLC Term Loan B	2.694%	4/17/2020	30,000	29,965,350
Cumulus Media Holdings, Inc. 2nd Lien Term Loan	7.50%	9/16/2019	4,842	5,031,775
Digital Generation, Inc. Initial Term Loan	7.25%	7/26/2018	8,299	8,194,813
Fibertech Networks LLC New Term Loan	4.75%	12/18/2019	4,988	5,031,141
Getty Images, Inc. Term Loan B	4.75%	10/18/2019	12,539	12,636,864
Global Tel*Link Corp. 1st Lien Term Loan	5.00%	5/22/2020	12,000	12,048,780
Global Tel*Link Corp. 2nd Lien Term Loan	9.00%	11/23/2020	8,000	7,950,000
Grande Communications Initial Term Loan	4.50%	5/22/2020	6,000	6,015,030
Gray Television, Inc. New Term Loan B	4.75%	10/15/2019	9,640	9,788,235
IMG Worldwide, Inc. New Term Loan B	5.50%	6/16/2016	15,796	15,940,398
Integra Telecom Holdings, Inc. Initial 2nd Lien Term Loan	9.75%	2/21/2020	10,125	10,445,001
Integra Telecom Holdings, Inc. Initial Term Loan B	6.00%	2/22/2019	25,000	25,328,125
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	4.25%	4/2/2018	18,934	19,117,515
Level 3 Financing, Inc. 2019 Term Loan B	5.25%	8/1/2019	15,000	15,229,725
Level 3 Financing, Inc. Term Loan	4.75%	8/1/2019	21,500	21,725,105
Light Tower Fiber LLC 1st Lien Term Loan	4.50%	4/13/2020	15,000	15,159,450
Light Tower Fiber LLC 2nd Lien Term Loan	8.00%	3/29/2021	14,446	14,771,035
MCC Iowa LLC Tranche G Term Loan	4.00%	1/8/2020	21,890	22,143,158
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021	15,000	15,045,000
Mediacom Illinois LLC Tranche E Term Loan	4.50%	10/23/2017	14,004	14,117,782
MTL Publishing LLC Term Loan B	4.25%	6/29/2018	12,920	13,041,125
Newsday LLC New Term Loan	3.694%	10/12/2016	37,500	37,547,062
Nielsen Finance LLC Class E Dollar Term Loan	2.949%	5/2/2016	5,065	5,123,325
NTELOS, Inc. New Term Loan B	5.75%	11/8/2019	4,953	4,903,873
Syniverse Holdings, Inc. Term Loan	5.00%	4/23/2019	8,248	8,326,729
Syniverse Holdings, Inc. Delayed Draw Term Loan	4.00%	4/23/2019	26,000	26,162,500
Tribune Co. Exit Term Loan(d)	4.00%	12/31/2019	28,205	28,567,961
U.S. Telepacific Corp. Term Loan Advance	5.75%	2/23/2017	5,392	5,401,911
Univision Communications, Inc. Extended Term Loan	4.50%	3/2/2020	31,886	31,871,917

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)
Univision Communications, Inc. New 1st Term Loan	4.50%	3/2/2020	$3,000	$2,998,665
UPC Financing Partnership Term Loan AF (Netherlands)(a)	4.00%	1/29/2021	12,465	12,557,043
Virgin Media Investment Holdings USD B Facility (United Kingdom)(a)	3.50%	2/17/2020	27,000	27,016,875
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019	11,721	11,837,890
WideOpenWest Finance LLC Term Loan B	4.75%	3/26/2019	18,000	18,185,670
Windstream Corp. Tranche B-4 Term Loan	3.50%	1/23/2020	4,688	4,719,005
WMG Acquisition Corp. Delayed Draw Term Loan	2.75%	7/6/2020	2,280	2,276,691
WMG Acquisition Corp. Delayed Draw Term Loan	2.75%	7/6/2020	14,720	14,695,004
WMG Acquisition Corp. Tranche B Refinancing Term Loan	3.75%	7/1/2020	3,283	3,307,622

Total				786,993,462

Metals/Minerals 0.32%
FMG Resource Pty Ltd. Term Loan (Australia)(a)	5.25%	10/18/2017	18,442	18,576,446

Retail 4.68%
Academy Ltd. Term Loan	4.50%	8/3/2018	19,900	20,134,521
Bass Pro Group LLC New Term Loan	4.00%	11/20/2019	29,507	29,724,411
BJ’s Wholesale Club, Inc. New 2013 Replacement Term Loan	4.25%	9/26/2019	26,148	26,305,497
Burlington Coat Factory Warehouse Corp. Term Loan B1	5.50%	2/23/2017	4,689	4,726,615
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020	6,000	6,240,000
Capital Automotive LP Tranche B-1 Term Loan Facility	4.00%	4/10/2019	8,648	8,717,932
Container Store, Inc. (The) Term Facility	5.50%	4/5/2019	6,930	6,986,306
Gymboree Corp. (The) Initial Term Loan	5.00%	2/23/2018	15,948	15,666,724
J. Crew Group, Inc. Term Loan B1	4.00%	3/7/2018	8,373	8,426,869
J.C. Penney Corp., Inc. 1st Lien Term Loan	6.00%	4/30/2018	9,500	9,650,242
Jo-Ann Stores, Inc. Term Loan	4.00%	3/16/2018	9,692	9,782,552
Leslie’s Poolmart, Inc. New Term Loan B	5.25%	10/16/2019	21,708	21,967,233
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	13,650	13,742,069
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.00%	5/16/2018	29,891	29,947,129
Party City Holdings, Inc. 2013 Replacement Term Loan	4.25%	7/29/2019	29,900	30,012,188
PETCO Animal Supplies, Inc. New Term Loan	4.00%	11/24/2017	5,131	5,188,296
Smart & Final Stores LLC 1st Lien Term Loan	5.75%	11/15/2019	15,960	16,009,955

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail (continued)
Smart & Final Stores LLC 2nd Lien Term Loan	10.50%	11/16/2020	$3,590	$3,688,462

Total				266,917,001

Service 15.52%
Acosta, Inc. Term Loan D	5.00%	3/2/2018	17,774	17,948,511
ADS Waste Holdings, Inc. Tranche B Term Loan	4.25%	10/9/2019	19,950	20,124,562
Advantage Sales & Marketing, Inc. 2013 1st Lien Term Loan	4.25%	12/18/2017	5,077	5,128,079
Advantage Sales & Marketing, Inc. 2013 2nd Lien Term Loan	8.25%	6/17/2018	19,018	19,334,720
Altegrity, Inc. Term Loan	5.00%	2/21/2015	15,222	15,146,190
Altegrity, Inc. Term Loan D	7.75%	2/20/2015	6,092	6,163,842
Asurion LLC New Term Loan B1	4.50%	5/24/2019	30,521	30,744,969
Asurion LLC Term Loan B1	4.75%	7/18/2017	3,750	3,779,306
Atlantic Aviation FBO, Inc. Term Loan	3.25%	5/20/2020	12,705	12,770,558
Audio Visual Services Group, Inc. New Term Loan	6.75%	11/9/2018	15,422	15,692,394
Avis Budget Car Rental LLC Tranche B Term Loan	3.75%	3/15/2019	8,750	8,684,375
Booz Allen Hamilton, Inc. New Term Loan B	4.50%	7/31/2019	6,965	7,034,650
Brickman Group Holdings, Inc. New Term Loan B	5.50%	10/14/2016	8,994	9,049,799
Bright Horizons Family Solutions, Inc. Term Loan B	4.00% - 5.25%	1/30/2020	2,985	3,012,238
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018	14,500	14,862,500
CompuCom Systems, Inc. 7 Year Term Loan	4.25%	5/11/2020	7,000	7,043,750
CompuCom Systems, Inc. Refinancing Term Loan B	4.25%	5/8/2020	7,000	7,043,750
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan (Canada)(a)	5.00%	12/10/2019	7,000	7,078,750
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan (Canada)(a)	5.00%	6/10/2020	7,980	8,069,775
Cunningham Lindsey U.S., Inc. 2nd Lien Loan (Canada)(a)	9.25%	6/10/2020	9,574	9,836,872
DataPipe, Inc. 1st Lien Term Loan	5.75%	3/15/2019	15,000	15,196,950
DataPipe, Inc. 2nd Lien Term Loan	9.25%	9/7/2020	10,750	10,958,281
Decision Insight Information Group (U.S.) I, Inc. Term Loan	7.00%	1/4/2017	7,730	7,827,025
DigitalGlobe, Inc. Term Loan B	3.75%	1/31/2020	19,500	19,656,000
EIG Investors Corp. Term Loan B	6.25%	11/8/2019	6,958	7,018,378
EnergySolutions LLC Term Loan	6.75%	8/12/2016	32,867	33,195,545
First Data Corp. 2018 Term Loan	4.199%	9/24/2018	16,000	15,955,520
First Data Corp. Extended 2018 Term Loan B	4.195%	3/23/2018	77,500	77,349,262

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)
First Data Corp. New 2017 Term Loan	4.199%	3/24/2017	$3,000	$2,998,695
GCA Services Group, Inc. Initial 1st Lien Term Loan	5.25%	11/1/2019	9,977	10,067,364
GCA Services Group, Inc. Initial 2nd Lien Term Loan	9.25%	10/22/2020	10,000	10,200,000
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/11/2018	14,439	14,258,969
Hertz Corp. (The) Tranche B-1 Term Loan	3.75%	3/9/2018	7,980	8,046,274
Hertz Corp. (The) Tranche B-2 Term Loan	3.00%	3/11/2018	4,804	4,826,742
IG Investment Holdings LLC 1st Lien Term Loan	6.00%	10/31/2019	12,968	13,108,003
InfoGroup, Inc. New Term Loan	7.50%	5/25/2018	22,659	20,705,100
Interactive Data Corp. New Term Loan B	3.75%	2/11/2018	9,360	9,407,688
Kasima LLC Term Loan	3.25%	5/14/2021	28,000	28,175,140
Learning Care Group (US) No. 2, Inc. Term Loan	6.00%	5/8/2019	20,000	20,112,600
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019	11,265	11,363,303
LM U.S. Member LLC 2nd Lien Term Loan	9.50%	10/25/2020	4,375	4,495,312
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019	955	962,992
Lonestar Intermediate Super Holdings LLC Term Loan B	11.00%	9/2/2019	2,400	2,581,992
Micro Holdings, L.P. Initial Term Loan	6.25%	3/15/2019	23,500	23,624,785
Monitronics International, Inc. Term Loan B	4.25%	3/23/2018	6,609	6,699,833
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	8/18/2020	2,304	2,392,620
ON Assignment, Inc. Initial Term Loan B	3.50%	4/30/2020	7,500	7,566,750
Orbitz Worldwide Inc. Tranche Term Loan B	4.50%	9/20/2017	667	673,333
Orbitz Worldwide Inc. Tranche Term Loan C	4.50%	5/20/2019	13,333	13,425,000
Protection One, Inc. Term Loan	4.25%	3/21/2019	4,000	4,045,000
Rentpath, Inc. Term Loan B	6.25%	5/2/2020	25,000	24,718,750
Securus Technologies Holdings, Inc. Initial 1st Lien Term Loan	4.75%	4/17/2020	11,000	11,041,250
Securus Technologies Holdings, Inc. Initial 2nd Lien Term Loan	9.00%	4/17/2021	7,000	7,064,155
Sedgwick Claims Management Services Holdings, Inc. 1st Lien Term Loan B	4.00%	12/31/2016	16,149	16,361,170
ServiceMaster Co. (The) Letter of Credit	0.20%	7/24/2014	10,011	10,011,125
ServiceMaster Co. (The) Tranche C Term Loan	4.25%	1/31/2017	25,053	25,124,704
Six3 Systems, Inc. Term Loan B	7.00%	10/4/2019	13,339	13,605,436
SRA International, Inc. Term Loan B	6.50%	7/20/2018	14,709	14,745,343
SurveyMonkey.com LLC Term Loan	5.50%	2/5/2019	16,500	16,685,625
Transfirst Holdings, Inc. 1st Lien Term Loan	6.25%	12/27/2017	3,980	4,009,850
Travelport LLC 2nd Lien Term Loan PIK	8.375%	12/1/2016	1,688	1,682,566

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)
US Airways Group, Inc. Tranche B1 Term Loan	4.25%	5/17/2019	$23,000	$23,040,250
US Airways Group, Inc. Tranche B2 Term Loan	4.25%	11/17/2016	10,000	10,027,500
Walter Investment Management Corp. Tranche B Term Loan	5.75%	11/28/2017	35,816	36,281,402
WASH Multifamily Laundry Systems LLC U.S. New Term Loan	5.25%	2/21/2019	2,250	2,266,875
Weight Watchers International, Inc. Initial Tranche B-2 Term Loan	3.75%	4/2/2020	34,000	34,077,860

Total				886,187,907

Transportation 3.56%
Autoparts Holdings Ltd. 1st Lien Term Loan	6.50%	7/28/2017	18,459	18,274,028
Chrysler Group LLC Term Loan B	6.00%	5/24/2017	18,114	18,365,977
Federal-Mogul Corp. Term Loan B	2.128% - 2.138%	12/29/2014	18,296	17,955,931
Federal-Mogul Corp. Term Loan C	2.128% - 2.138%	12/28/2015	17,425	17,100,775
Fram Group Holdings 2nd Lien Term Loan	10.50%	1/29/2018	15,975	15,895,191
Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan	4.75%	4/30/2019	20,000	20,180,600
Grede LLC Term Loan B	4.50%	5/2/2018	14,016	14,109,375
HHI Holdings LLC Additional Term Loan	5.00%	10/5/2018	13,133	13,371,424
Remy International, Inc. New Term Loan B	4.25%	3/5/2020	8,479	8,595,333
TI Group Automotive Systems LLC Additional Term Loan	5.50%	3/27/2019	12,000	12,135,060
Tower Automotive Holdings USA, LLC Initial Term Loan	5.75%	4/16/2020	17,000	17,228,310
Transtar Holding Co. 1st Lien Term Loan	5.50%	10/9/2018	8,070	8,191,054
Wabash National Corp. Term Loan B	4.50%	5/2/2019	7,394	7,455,235
Waupaca Foundry, Inc. Term Loan	4.50% - 4.75%	6/29/2017	14,161	14,220,063

Total				203,078,356

Utility 4.27%
Alon USA Energy, Inc. MLP Tranche B Term Loan	9.25%	11/26/2018	8,354	8,706,479
Astoria Generating Co. Acquisitions LLC Term Advance	8.50%	10/26/2017	14,000	14,586,320
Calpine Construction Finance Co. LP Term B1 Loan	3.00%	4/24/2020	10,000	9,962,500
Calpine Construction Term Loan B-2	3.25%	1/3/2022	4,000	4,001,560
Calpine Corp. Term Loan B-1	4.00%	4/2/2018	11,646	11,769,214
Calpine Corp. Term Loan B-3	4.00%	10/9/2019	7,960	8,048,555
Dynegy Holdings, Inc. Term Loan B1	1.00%	4/23/2020	1,154	1,159,654
Dynegy Holdings, Inc. Term Loan B2	4.00%	4/23/2020	19,077	19,184,231

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Utility (continued)
Equipower Resources Term Loan C	3.25%		12/15/2020	$17,500	$17,635,625
Essential Power LLC Term Loan B	4.25% - 4.50%		8/8/2019	5,737	5,797,253
La Frontera Generation, LLC Term Loan	4.50%		9/30/2020	30,500	30,805,000
Panda Temple Power II, LLC Construction Term Loan Advance	7.25%		4/3/2019	23,475	24,076,547
Raven Power Finance LLC Term Loan B	7.25%		11/15/2018	7,980	8,189,475
Star West Generation LLC Term Loan B	5.00%		3/13/2020	13,500	13,567,500
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.699% - 4.775%		10/10/2017	42,281	30,699,051
Texas Competitive Electric Holdings Co. LLC Incremental 2012 Term Loan	4.699%		10/10/2017	15,000	8,925,000
TPF Generation Holdings LLC Term Loan	4.75%		5/6/2020	11,250	11,334,375
Windsor Financing LLC Term Loan B	6.25%		12/5/2017	14,675	15,225,406

Total					243,673,745

Total Floating Rate Loans (cost $5,140,956,076)					5,187,422,436

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.45%
Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.499%	#	6/15/2022	1,752	1,644,457
Extended Stay America Trust 2013-ESH5 D5†	3.504%	#	12/5/2031	7,000	7,187,184
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.003%	#	6/15/2049	11,000	11,438,999
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	5,000	5,650,050

Total Non-Agency Commercial Mortgage-Backed Securities (cost $23,328,223)					25,920,690

Total Long-Term Investments (cost $5,536,986,796)					5,597,251,611

SHORT-TERM INVESTMENTS 11.32%

FLOATING RATE LOAN(b) 0.07%

Consumer Non-Durables
SIWF Acquisitions, Inc. Bridge Term Loan (cost $4,000,000)	Zero Coupon		4/26/2014	4,000	4,000,000

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Investments	Principal Amount (000)	Fair Value

REPURCHASE AGREEMENT 11.25%

Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $50,000,000 of U.S. Treasury Note at 4.25% due 8/15/2015; $44,995,000 of U.S. Treasury Note at 2.25% due 5/31/2014; $300,000,000 of U.S. Treasury Note at 1.875% due 6/30/2015; $46,000,000 of U.S. Treasury Note at 0.875% due 11/30/2016; $84,255,000 of U.S. Treasury Note at 0.875% due 1/31/2017 and $110,000,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $654,770,082; proceeds: $641,931,535 (cost $641,931,000)	$641,931	$641,931,000

Total Short-Term Investments 12.71% (cost $645,931,000)		645,931,000

Total Investments in Securities 109.37% (cost $6,182,917,796)		6,243,182,611

Liabilities in Excess of Cash, Foreign Cash and Other Assets(e) (9.37%)		(534,888,903)

Net Assets 100.00%		$5,708,293,708

CAD	Canadian dollar.
EUR	euro.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2013.

(c)	Investment in non-U.S. dollar denominated securities.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation on futures contracts and forward foreign currency exchange contracts, as follows:

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

Open Forward Foreign Currency Exchange Contracts at May 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Canadian dollar	Sell	Credit Suisse	8/12/2013	738,000	$725,321	$710,669	$14,652
Canadian dollar	Sell	Credit Suisse	8/12/2013	592,000	584,430	570,076	14,354
Canadian dollar	Sell	Credit Suisse	8/12/2013	1,630,000	1,604,410	1,569,635	34,775
Canadian dollar	Sell	Credit Suisse	8/12/2013	1,820,833	1,770,348	1,753,401	16,947

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$80,728

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

euro	Sell	Credit Suisse	8/15/2013	5,000,000	$6,488,795	$6,501,481	$(12,686)

Open Futures Contracts at May 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 5-Year Treasury Note	September 2013	474	Short	$(58,024,266)	$136,899

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2013

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Common Stock	$7,605,067	$—	$—	$7,605,067
Corporate Bonds	—	376,303,418	—	376,303,418
Floating Rate Loans(4)
Aerospace	—	110,578,409	—	110,578,409
Chemicals	—	63,895,344	2,544,221	66,439,565
Consumer Durables	—	8,107,850	—	8,107,850
Consumer Non-Durables	—	125,431,373	—	125,431,373
Energy	—	204,913,690	20,427,723	225,341,413
Financials	—	146,823,051	27,089,200	173,912,251
Food & Drug	—	90,853,977	22,612,500	113,466,477
Food/Tobacco	—	241,434,198	12,165,276	253,599,474
Forest Products	—	24,809,910	15,225,000	40,034,910
Forest Products/Containers	—	8,496,551	—	8,496,551
Gaming/Leisure	—	363,843,521	34,007,875	397,851,396
Healthcare	—	404,742,084	72,293,977	477,036,061
Housing	—	104,790,900	54,923,987	159,714,887
Information Technology	—	229,607,452	11,356,103	240,963,555
Manufacturing	—	346,886,640	38,134,707	385,021,347
Media/Telecommunications	—	740,022,320	46,971,142	786,993,462
Metals/Minerals	—	18,576,446	—	18,576,446
Retail	—	266,917,001	—	266,917,001
Service	—	705,362,543	180,825,364	886,187,907
Transportation	—	149,329,554	53,748,802	203,078,356
Utility	—	180,938,914	62,734,831	243,673,745
Non-Agency Commercial Mortgage-Backed Securities	—	25,920,690	—	25,920,690
Repurchase Agreement	—	641,931,000	—	641,931,000

Total	$7,605,067	$5,580,516,836	$655,060,708	$6,243,182,611

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$80,728	$—	$80,728
Liabilities	—	(12,686)	—	(12,686)
Futures Contracts
Assets	136,899	—	—	136,899
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	78,309	—	78,309
Liabilities	—	(5,666)	—	(5,666)

Total	$136,899	$140,685	$—	$277,584

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
FLOATING RATE FUND May 31, 2013

(3)	There were no Level 1/Level 2 transfers during the six months ended May 31, 2013.
(4)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans

Balance as of December 1, 2012	$174,509,478
Accrued discounts/premiums	484,970
Realized gain (loss)	(1,017,536)
Change in unrealized appreciation/depreciation	9,819,791
Purchases	570,443,893
Sales	(100,246,776)
Net transfers in or out of Level 3	1,066,888

Balance as of May 31, 2013	$655,060,708

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)
HIGH YIELD FUND May 31, 2013

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 99.63%

COMMON STOCKS 2.15%

Apparel/Textiles 0.13%
Michael Kors Holdings Ltd. (Hong Kong)*(a)	50	$3,141,000

Auto Parts & Equipment 0.10%
Harley-Davidson, Inc.	45	2,454,300

Building & Construction 0.15%
Taylor Morrison Home Corp. Class A*	145	3,745,350

Energy: Exploration & Production 0.20%
Kodiak Oil & Gas Corp.*	290	2,546,200
SM Energy Co.	40	2,425,600

Total		4,971,800

Health Facilities 0.11%
Community Health Systems, Inc.	55	2,649,350

Health Services 0.30%
Quintiles Transnational Holdings, Inc.*	84	3,716,976
Team Health Holdings, Inc.*	100	3,907,000

Total		7,623,976

Metals/Mining (Excluding Steel) 0.15%
Precision Castparts Corp.	18	3,850,560

Printing & Publishing 0.10%
Tribune Co.*	46	2,588,595

Software/Services 0.35%
eBay, Inc.*	70	3,787,000
Trulia, Inc.*	165	5,064,968

Total		8,851,968

Specialty Retail 0.46%
Polaris Industries, Inc.	26	2,483,260
Restoration Hardware Holdings, Inc.*	163	9,111,615

Total		11,594,875

Telecommunications: Wireless 0.10%
Vodafone Group plc ADR	90	2,605,500

Total Common Stocks (cost $48,054,300)		54,077,274

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

CONVERTIBLE BONDS 0.71%

Building & Construction 0.09%
Lennar Corp.†	2.75%	12/15/2020	$1,250	$2,307,031

Gaming 0.08%
MGM Resorts International	4.25%	4/15/2015	1,750	1,993,906

Pharmaceuticals 0.43%
Cubist Pharmaceuticals, Inc.	2.50%	11/1/2017	2,250	4,429,688
Medivation, Inc.	2.625%	4/1/2017	5,070	6,445,237

Total				10,874,925

Support: Services 0.11%
Hertz Global Holdings, Inc.	5.25%	6/1/2014	850	2,665,817

Total Convertible Bonds (cost $17,778,781)				17,841,679

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCKS 0.20%

Aerospace/Defense 0.10%
United Technologies Corp.	7.50%		40	2,413,600

Railroads 0.10%
Genesee & Wyoming, Inc.	5.00%		20	2,530,000

Total Convertible Preferred Stocks (cost $4,115,882)				4,943,600

	Interest Rate		Principal Amount (000)

FLOATING RATE LOANS(b) 7.43%

Aerospace/Defense 0.20%
Dundee Holdco 4 Ltd. 2nd Lien Term Loan (Germany)(a)	9.50%	10/28/2020	$ 5,075	5,116,234

Auto Parts & Equipment 0.20%
Fram Group Holdings 2nd Lien Term Loan	10.50%	1/29/2018	5,113	5,086,938

Building Materials 0.31%
Cemex S.A.B. de C.V. USD Term Loan A4 (Mexico)(a)	4.78%	2/17/2017	7,985	7,915,574

Consumer Products 0.21%
Springs Windows Fashions LLC 2nd Lien
Term Loan	11.25%	11/30/2017	5,250	5,322,188

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Department Stores 0.20%
J.C. Penney Corp., Inc. 1st Lien Term Loan	6.00%	8/15/2016	$ 4,850	$4,926,703

Diversified Capital Goods 0.19%
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/1/2020	4,600	4,738,000

Electric: Generation 1.29%
Astoria Generating Co. Acquisitions LLC Term Advance	8.50%	10/26/2017	5,400	5,626,152
Panda Temple Power LLC New Term Loan B	7.25%	4/3/2019	11,650	11,948,531
Raven Power Finance LLC Term Loan B	7.25%	11/15/2018	8,180	8,394,212
Windsor Financing LLC Term Loan B	6.25%	12/5/2017	6,108	6,337,339

Total				32,306,234

Food: Wholesale 0.60%
Diamond Foods, Inc. Revolver	6.75%	2/25/2015	2,043	2,012,061
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	4,153	4,142,602
Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	8,645	8,898,990

Total				15,053,653

Gaming 0.67%
Centaur LLC New 2nd Lien Term Loan	8.75%	2/15/2020	4,800	4,899,984
Graton Economic Development Authority Term Loan B	9.00%	8/22/2018	4,600	4,853,023
Northfield Park Associates LLC Term Loan	9.00%	11/9/2018	6,700	6,976,375

Total				16,729,382

Gas Distribution 0.26%
Crestwood Holdings LLC New Term Loan B	9.75%	5/24/2019	3,325	3,369,887
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	3,152	3,194,982

Total				6,564,869

Health Facilities 0.22%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	5,450	5,586,250

Health Services 0.80%
Air Medical Group Holdings New Term Loan	7.625%	5/21/2018	4,625	4,648,125
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	6,900	7,072,500
Heartland Dental Care, Inc. 2nd Lien Term Loan	9.75%	6/21/2019	8,100	8,373,375

Total				20,094,000

Leisure 0.22%
Equinox Fitness Clubs 2nd Lien Term Loan	9.75%	5/16/2020	5,400	5,575,500

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery 0.39%
Alliance Laundry Systems LLC Initial 2nd Lien Term Loan	9.50%	12/10/2019	$9,643	$9,883,854

Media: Broadcast 0.15%
NEP Supershooters LP 2nd Lien Term Loan	9.50%	8/18/2020	3,561	3,697,956

Media: Services 0.14%
Light Tower Fiber LLC 2nd Lien Term Loan	8.00%	3/29/2021	3,350	3,425,375

Multi-Line Insurance 0.10%
Cunningham Lindsey U.S. Inc. 2nd Lien Loan (Canada)(a)	9.25%	6/10/2020	2,456	2,523,096

Software/Services 0.27%
Eze Castle Software, Inc. 2nd Lien Term Loan	8.75%	4/6/2021	3,680	3,763,959
ION Trading Technologies Ltd. 2nd Lien Term Loan (Ireland)(a)	8.25%	5/21/2021	3,050	3,088,125

Total				6,852,084

Support: Services 0.71%
DataPipe, Inc. 2nd Lien Term Loan	9.25%	9/7/2020	6,225	6,345,609
LM U.S. Member LLC 2nd Lien Term Loan	9.50%	10/15/2020	7,450	7,654,875
Lonestar Intermediate Super Holdings LLC Term Loan B	11.00%	9/2/2019	3,600	3,872,988

Total				17,873,472

Telecommunications: Integrated/Services 0.30%
Integra Telecom Holdings, Inc. 2nd Lien Term Loan	9.75%	2/21/2020	7,200	7,427,556

Total Floating Rate Loans (cost $180,539,386)				186,698,918

FOREIGN BONDS(c) 3.85%

Brazil 0.08%
BRF SA†	7.75%	5/22/2018	BRL 4,600	2,126,249

Germany 0.10%
WEPA Hygieneprodukte GmbH†	6.50%	5/15/2020	EUR 1,850	2,520,916

Italy 0.43%
Cerved Technologies SpA†	8.00%	1/15/2021	EUR 3,375	4,386,655
Zobele Holding SpA†	7.875%	2/1/2018	EUR 4,800	6,535,140

Total				10,921,795

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Luxembourg 1.20%
Cosan Luxembourg SA†	9.50%	3/14/2018	BRL 13,900	$6,772,178
Matterhorn Financing & Cy SCA PIK†	9.00%	4/15/2019	EUR 2,775	3,588,771
Matterhorn Midco & Cy SCA†	7.75%	2/15/2020	EUR 10,925	14,483,759
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF 5,075	5,333,725

Total				30,178,433

Mexico 0.67%
Grupo Televisa SAB	7.25%	5/14/2043	MXN 46,000	3,319,931
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN 172,500	13,417,235

Total				16,737,166

Netherlands 0.39%
OI European Group BV†	4.875%	3/31/2021	EUR 5,000	6,823,685
UPC Holding BV†	6.75%	3/15/2023	CHF 2,775	3,001,353

Total				9,825,038

United Kingdom 0.98%
Infinis plc†	7.00%	2/15/2019	GBP 5,425	8,366,380
R&R Ice Cream plc PIK†	9.25%	5/10/2018	EUR 9,000	11,873,212
Voyage Care Bondco plc†	6.50%	8/1/2018	GBP 2,750	4,314,144

Total				24,553,736

Total Foreign Bonds (cost $98,147,681)				96,863,333

HIGH YIELD CORPORATE BONDS 84.23%

Aerospace/Defense 0.87%
Bombardier, Inc. (Canada)†(a)	6.125%	1/15/2023	$4,855	5,097,750
DynCorp International, Inc.	10.375%	7/1/2017	3,550	3,656,500
GenCorp, Inc.†	7.125%	3/15/2021	7,475	8,035,625
Spirit Aerosystems, Inc.	6.75%	12/15/2020	4,825	5,186,875

Total				21,976,750

Airlines 0.80%
Air Canada 2013-1 Class B Pass Through Trust (Canada)†(a)	5.375%	5/15/2021	2,235	2,313,225
American Airlines 2013-1 Class B Pass Through Trust†	5.625%	1/15/2021	2,400	2,460,000
Continental Airlines, Inc.	6.25%	4/11/2020	3,438	3,687,255
United Airlines, Inc.†	12.00%	1/15/2016	4,322	4,862,409
US Airways 2012-2 Class B Pass Through Trust	6.75%	6/3/2021	5,475	5,981,437
US Airways 2013-1 Class B Pass Through Trust	5.375%	11/15/2021	895	908,425

Total				20,212,751

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Apparel/Textiles 0.79%
Perry Ellis International, Inc.	7.875%	4/1/2019		$ 6,940	$7,477,850
PVH Corp.	4.50%	12/15/2022		2,035	2,040,088
SIWF Merger Sub, Inc./Springs Industries, Inc.†(d)	6.25%	6/1/2021		5,300	5,286,750
Wolverine World Wide, Inc.†	6.125%	10/15/2020		4,625	4,914,062

Total					19,718,750

Auto Parts & Equipment 2.27%
Accuride Corp.	9.50%	8/1/2018		5,470	5,729,825
American Axle & Manufacturing, Inc.	6.625%	10/15/2022		4,350	4,703,438
Commercial Vehicle Group, Inc.	7.875%	4/15/2019		4,955	5,041,713
Delphi Corp.	5.00%	2/15/2023		16,342	17,424,657
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		4,615	4,586,156
Meritor, Inc.	10.625%	3/15/2018		1,141	1,256,526
Schaeffler Finance BV (Netherlands)†(a)	4.75%	5/15/2021		5,450	5,381,875
Stanadyne Holdings, Inc.	12.00%	2/15/2015		3,325	2,211,125
Stoneridge, Inc.†	9.50%	10/15/2017		7,410	8,049,112
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.†	10.625%	9/1/2017		388	432,620
UCI International, Inc.	8.625%	2/15/2019		2,200	2,288,000

Total					57,105,047

Automakers 0.00%
General Motors Corp.(e)	—	—	(f)	8,500	850

Banking 1.20%
Intesa Sanpaolo SpA (Italy)(a)	3.875%	1/16/2018		4,600	4,541,327
Lloyds TSB Bank plc (United Kingdom)†(a)	12.00%	—	(f)	250	348,125
Royal Bank of Scotland Group plc (The) (United Kingdom)(a)	6.125%	12/15/2022		6,645	6,869,993
Sovereign Bank	8.75%	5/30/2018		1,800	2,239,520
Synovus Financial Corp.	7.875%	2/15/2019		9,125	10,379,688
Washington Mutual Bank(g)	6.875%	6/15/2011		10,000	1,000
Western Alliance Bancorp	10.00%	9/1/2015		5,190	5,786,850

Total					30,166,503

Beverages 0.74%
Central American Bottling Corp.†	6.75%	2/9/2022		6,075	6,591,375
Constellation Brands, Inc.	3.75%	5/1/2021		3,250	3,176,875
Constellation Brands, Inc.	4.25%	5/1/2023		3,775	3,718,375

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages (continued)
Innovation Ventures LLC/Innovation Ventures Finance Corp.†	9.50%	8/15/2019	$5,995	$5,170,687

Total				18,657,312

Brokerage 0.53%
Oppenheimer Holdings, Inc.	8.75%	4/15/2018	6,370	6,927,375
Penson Worldwide, Inc.†(g)	12.50%	5/15/2017	4,500	1,327,500
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,995	5,007,263

Total				13,262,138

Building & Construction 2.43%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	6,950	7,219,312
Beazer Homes USA, Inc.	6.625%	4/15/2018	1,750	1,905,313
Beazer Homes USA, Inc.†	7.25%	2/1/2023	4,165	4,430,519
Empresas ICA SAB de CV (Mexico)†(a)	8.375%	7/24/2017	4,625	3,954,375
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	5,475	5,064,375
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	6,575	7,446,187
Lennar Corp.	12.25%	6/1/2017	3,425	4,529,562
MDC Holdings, Inc.	6.00%	1/15/2043	3,625	3,590,501
Meritage Homes Corp.	4.50%	3/1/2018	6,500	6,597,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021	5,880	5,968,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	7.75%	4/15/2020	4,818	5,396,160
William Lyon Homes, Inc.†	8.50%	11/15/2020	4,525	5,062,344

Total				61,164,348

Building Materials 2.30%
American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	2,525	2,562,875
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	6,200	6,494,500
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	2,277	2,362,388
Gibraltar Industries, Inc.†	6.25%	2/1/2021	5,515	5,845,900
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	8.125%	2/8/2020	1,300	1,404,000
HD Supply, Inc.	11.50%	7/15/2020	2,610	3,073,275
Hillman Group, Inc. (The)	10.875%	6/1/2018	4,710	5,228,100
Hillman Group, Inc. (The)†	10.875%	6/1/2018	1,700	1,887,000
Interline Brands, Inc. PIK	10.00%	11/15/2018	6,395	7,114,437

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	$ 6,575	$4,931,250
Nortek, Inc.	8.50%	4/15/2021	5,035	5,538,500
Nortek, Inc.†	8.50%	4/15/2021	1,150	1,253,500
Ply Gem Industries, Inc.	9.375%	4/15/2017	2,460	2,693,700
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	6,600	7,375,500

Total				57,764,925

Chemicals 1.86%
Ferro Corp.	7.875%	8/15/2018	1,284	1,364,250
Hexion U.S. Finance Corp.†	6.625%	4/15/2020	8,085	8,448,825
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	4,520	4,740,350
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	4,975	5,086,938
Huntsman International LLC	8.625%	3/15/2020	3,940	4,373,400
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	3,700	3,746,250
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,995	9,849,525
Taminco Global Chemical Corp.†	9.75%	3/31/2020	8,085	9,196,687

Total				46,806,225

Consumer/Commercial/Lease Financing 2.63%
AerCap Aviation Solutions BV (Netherlands)(a)	6.375%	5/30/2017	950	1,033,125
Air Lease Corp.	6.125%	4/1/2017	10,545	11,414,962
CIT Group, Inc.	5.375%	5/15/2020	8,355	9,044,288
CIT Group, Inc.	6.00%	4/1/2036	325	323,835
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	10,285	10,850,675
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021	3,425	3,510,625
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020	4,920	5,412,000
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	3,591	4,129,650
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.†	7.25%	1/15/2018	4,420	4,734,925
Provident Funding Associates LP/PFG Finance Corp.†(d)	6.75%	6/15/2021	6,625	6,790,625
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	4,545	5,113,125
SLM Corp.	8.45%	6/15/2018	3,450	3,846,750

Total				66,204,585

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Products 1.02%
Elizabeth Arden, Inc.	7.375%	3/15/2021	$9,754	$10,912,288
FGI Operating Co. LLC/FGI Finance, Inc.†	7.875%	5/1/2020	10,185	11,025,262
Prestige Brands, Inc.	8.125%	2/1/2020	3,300	3,729,000

Total				25,666,550

Department Stores 0.23%
Bon-Ton Department Stores, Inc. (The)†	8.00%	6/15/2021	3,650	3,764,063
J.C. Penney Corp., Inc.	7.65%	8/15/2016	1,875	1,903,125

Total				5,667,188

Diversified Capital Goods 1.57%
Actuant Corp.	5.625%	6/15/2022	2,500	2,587,500
Anixter, Inc.	5.625%	5/1/2019	4,040	4,312,700
Constellation Enterprises LLC†	10.625%	2/1/2016	3,475	3,683,500
Dynacast International LLC/Dynacast Finance, Inc.	9.25%	7/15/2019	8,175	9,053,813
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	4,005	4,265,325
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%	12/15/2020	9,725	10,138,312
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	5,237	5,472,665

Total				39,513,815

Electric: Generation 3.68%
Astoria Depositor Corp.†	8.144%	5/1/2021	3,655	3,764,650
Calpine Corp.†	7.50%	2/15/2021	5,892	6,422,280
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	6,115	3,821,650
DPL, Inc.	7.25%	10/15/2021	11,885	12,895,225
Dynegy, Inc.†	5.875%	6/1/2023	9,460	9,341,750
Elwood Energy LLC	8.159%	7/5/2026	6,479	7,062,077
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	10.00%	12/1/2020	9,915	11,290,706
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	12.25%	3/1/2022	7,280	8,326,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†	11.25%	12/1/2018	3,775	3,425,813
First Wind Capital LLC†	10.25%	6/1/2018	3,475	3,726,937
GenOn Energy, Inc.	9.875%	10/15/2020	6,400	7,264,000
NRG Energy, Inc.	7.875%	5/15/2021	3,975	4,452,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	4,300	4,687,000
Red Oak Power LLC	8.54%	11/30/2019	5,646	6,097,300

Total				92,577,888

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Integrated 0.44%
Ameren Energy Generating Co.	7.00%	4/15/2018	$5,587	$4,916,560
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	5,713	6,109,368

Total				11,025,928

Electronics 0.63%
CPI International, Inc.	8.00%	2/15/2018	3,700	3,931,250
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	4,738	5,176,265
MEMC Electronic Materials, Inc.	7.75%	4/1/2019	3,650	3,577,000
NXP BV/NXP Funding LLC (Netherlands)†(a)	5.75%	3/15/2023	3,075	3,205,687

Total				15,890,202

Energy: Exploration & Production 8.63%
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,450	4,084,248
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	4,900	5,782,490
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	11,150	10,968,812
Antero Resources Finance Corp.	6.00%	12/1/2020	4,450	4,650,250
Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021	8,800	9,174,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	8,915	8,825,850
Bonanza Creek Energy, Inc.†	6.75%	4/15/2021	2,480	2,604,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	3,900	4,251,000
Chaparral Energy, Inc.	8.25%	9/1/2021	4,480	4,972,800
Concho Resources, Inc.	5.50%	4/1/2023	8,225	8,451,187
Concho Resources, Inc.	7.00%	1/15/2021	9,950	10,870,375
Continental Resources, Inc.†	4.50%	4/15/2023	5,820	5,885,475
Continental Resources, Inc.	5.00%	9/15/2022	1,825	1,898,000
Continental Resources, Inc.	7.125%	4/1/2021	1,800	2,029,500
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	5,275	5,459,625
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	5,665	6,089,875
Goodrich Petroleum Corp.	8.875%	3/15/2019	2,205	2,276,663
Halcon Resources Corp.	8.875%	5/15/2021	2,125	2,172,813
Halcon Resources Corp.	9.75%	7/15/2020	2,775	2,896,406
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	7,590	7,884,112
Laredo Petroleum, Inc.	7.375%	5/1/2022	4,455	4,922,775
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	3,575	3,503,500
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	8,250	8,724,375
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	8,290	8,621,600
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	8,137,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	7,075	7,658,687

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)
Pacific Rubiales Energy Corp. (Canada)†(a)	5.125%	3/28/2023	$11,000	$11,137,500
PDC Energy, Inc.†	7.75%	10/15/2022	6,115	6,695,925
Plains Exploration & Production Co.	6.625%	5/1/2021	2,825	3,135,750
Plains Exploration & Production Co.	6.875%	2/15/2023	2,800	3,181,500
QEP Resources, Inc.	6.80%	3/1/2020	2,000	2,245,000
QEP Resources, Inc.	6.875%	3/1/2021	2,600	2,925,000
Range Resources Corp.†	5.00%	3/15/2023	1,655	1,679,825
Range Resources Corp.	6.75%	8/1/2020	2,925	3,180,938
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	9,795	10,235,775
SM Energy Co.†	5.00%	1/15/2024	2,915	2,951,438
SM Energy Co.	6.50%	11/15/2021	6,975	7,655,063
Stone Energy Corp.	7.50%	11/15/2022	8,400	9,093,000

Total				216,912,632

Environmental 0.27%
Clean Harbors, Inc.	5.25%	8/1/2020	6,525	6,834,938

Food & Drug Retailers 1.06%
American Stores Co.	7.90%	5/1/2017	4,475	5,157,437
American Stores Co.	8.00%	6/1/2026	2,925	3,773,250
Rite Aid Corp.	7.70%	2/15/2027	7,100	7,508,250
Rite Aid Corp.	9.25%	3/15/2020	2,300	2,607,625
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	2,900	3,204,500
Tops Holding II Corp. PIK†	8.75%	6/15/2018	4,375	4,424,219

Total				26,675,281

Food: Wholesale 1.99%
B&G Foods, Inc.(e)	4.625%	6/1/2021	4,400	4,400,000
Camposol SA (Peru)†(a)	9.875%	2/2/2017	5,250	5,565,000
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	6,750	6,294,375
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	1,050	1,021,125
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	7,465	8,286,150
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	3,446	3,497,690
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	3,050	3,225,375
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023	5,100	5,265,750
Post Holdings, Inc.	7.375%	2/15/2022	2,955	3,305,906
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	4,625	5,226,250
Viskase Cos., Inc.†	9.875%	1/15/2018	2,900	3,110,250
Wells Enterprises, Inc.†	6.75%	2/1/2020	845	908,375

Total				50,106,246

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forestry/Paper 1.77%
Ainsworth Lumber Co. Ltd. (Canada)†(a)	7.50%	12/15/2017	$4,925	$5,343,625
Appleton Papers, Inc.	11.25%	12/15/2015	2,950	3,399,875
Boise Cascade Co.	6.375%	11/1/2020	4,900	5,279,750
Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	5,255	5,662,262
Louisiana-Pacific Corp.	7.50%	6/1/2020	3,025	3,425,813
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	5,060	5,262,400
Neenah Paper, Inc.†	5.25%	5/15/2021	4,625	4,671,250
PH Glatfelter Co.	5.375%	10/15/2020	1,350	1,437,750
Potlatch Corp.	7.50%	11/1/2019	750	903,750
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	8,314	9,186,970

Total				44,573,445

Gaming 3.15%
CCM Merger, Inc.†	9.125%	5/1/2019	3,675	4,042,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	8,000	8,920,000
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019	2,795	2,801,988
Graton Economic Development Authority†	9.625%	9/1/2019	8,370	9,510,412
MCE Finance Ltd.†	5.00%	2/15/2021	12,140	12,170,350
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	2,400	2,358,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	7,110	8,140,950
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	3,786	4,183,530
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	10,830	12,616,950
Station Casinos LLC†	7.50%	3/1/2021	3,400	3,578,500
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	3,650	3,686,500
Wynn Las Vegas LLC/Capital Corp.†	4.25%	5/30/2023	7,300	7,108,375

Total				79,118,055

Gas Distribution 2.57%
Genesis Energy LP/Genesis Energy Finance Corp.†	5.75%	2/15/2021	2,805	2,866,359
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	3,935	4,298,988
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	5,485	6,006,075
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,560	4,867,800
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,000	5,525,050
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	4,675	4,908,750
LBC Tank Terminals Holding Netherlands BV (Netherlands)†(a)	6.875%	5/15/2023	3,655	3,814,906

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	$4,707	$5,107,095
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	7.25%	2/15/2021	2,900	3,037,750
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	3,275	3,250,438
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	4,100	4,325,500
Sabine Pass Liquefaction LLC†	5.625%	4/15/2023	7,125	7,142,812
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	9,420	9,478,875

Total				64,630,398

Health Facilities 2.67%
Acadia Healthcare Co., Inc.†	6.125%	3/15/2021	7,050	7,384,875
Amsurg Corp.	5.625%	11/30/2020	8,050	8,372,000
Community Health Systems, Inc.	8.00%	11/15/2019	5,625	6,215,625
DaVita, Inc.	5.75%	8/15/2022	4,550	4,868,500
HCA Holdings, Inc.	6.25%	2/15/2021	2,525	2,708,062
HCA, Inc.	6.50%	2/15/2020	9,950	11,243,500
HCA, Inc.	7.50%	12/15/2023	1,520	1,626,400
HCA, Inc.	8.36%	4/15/2024	3,916	4,464,240
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,135	2,241,750
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	2,875	3,162,500
National Mentor Holdings, Inc.†	12.50%	2/15/2018	3,300	3,605,250
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	5,125	5,227,500
VWR Funding, Inc.	7.25%	9/15/2017	5,500	5,885,000

Total				67,005,202

Health Services 0.31%
Exam Works Group, Inc.	9.00%	7/15/2019	3,950	4,364,750
Truven Health Analytics, Inc.†	10.625%	6/1/2020	2,950	3,348,250

Total				7,713,000

Hotels 0.09%
RHP Hotel Properties LP/RHP Finance Corp.†	5.00%	4/15/2021	2,125	2,160,859

Household & Leisure Products 1.13%
American Standard Americas†	10.75%	1/15/2016	3,925	4,121,250
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	8,695	9,238,437
Brunswick Corp.†	4.625%	5/15/2021	4,050	4,095,563
RSI Home Products, Inc.†	6.875%	3/1/2018	4,100	4,274,250

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household & Leisure Products (continued)
Serta Simmons Holdings LLC†	8.125%	10/1/2020	$3,520	$3,740,000
Tempur-Pedic International, Inc.†	6.875%	12/15/2020	2,775	3,007,406

Total				28,476,906

Insurance Brokerage 0.41%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	5,631	5,926,628
HUB International Ltd.†	8.125%	10/15/2018	4,025	4,347,000

Total				10,273,628

Investments & Miscellaneous Financial Services 0.30%
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.†	5.625%	3/15/2020	1,450	1,544,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,225	3,450,750
Nuveen Investments, Inc.†	9.50%	10/15/2020	2,305	2,483,638

Total				7,478,638

Leisure 1.46%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.25%	3/15/2021	8,800	8,833,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	7,660	8,215,350
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	6,150	6,426,750
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	8,655	9,498,862
Viking Cruises Ltd.†	8.50%	10/15/2022	3,375	3,813,750

Total				36,787,712

Life Insurance 0.30%
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,965	7,583,144

Machinery 1.35%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	4,555	4,964,950
Columbus McKinnon Corp.	7.875%	2/1/2019	6,550	7,074,000
Dematic SA/DH Services Luxembourg Sarl
(Luxembourg)†(a)	7.75%	12/15/2020	5,800	6,278,500
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	2,435	2,596,319
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	5,595	6,070,575
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	6,610	6,973,550

Total				33,957,894

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Broadcast 1.86%
AMC Networks, Inc.	7.75%	7/15/2021	$15,930	$18,120,375
Belo Corp.	7.25%	9/15/2027	7,650	7,994,250
Clear Channel Communications, Inc.	5.50%	12/15/2016	1,800	1,476,000
Clear Channel Communications, Inc.	6.875%	6/15/2018	2,730	2,197,650
Clear Channel Communications, Inc.†	9.00%	12/15/2019	3,400	3,434,000
Clear Channel Communications, Inc.	10.75%	8/1/2016	4,800	4,524,000
Clear Channel Communications, Inc.†	11.25%	3/1/2021	8,325	9,053,437

Total				46,799,712

Media: Cable 3.52%
CCO Holdings LLC/CCO Holdings Capital Corp.	5.125%	2/15/2023	4,375	4,309,375
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021	6,200	6,324,000
Cogeco Cable, Inc. (Canada)†(a)	4.875%	5/1/2020	6,850	6,850,000
DISH DBS Corp.†	4.25%	4/1/2018	3,975	3,895,500
DISH DBS Corp.	4.625%	7/15/2017	4,165	4,185,825
DISH DBS Corp.	5.875%	7/15/2022	6,135	6,181,013
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	8,830	9,867,525
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	2,805	2,973,300
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	8,925	9,482,812
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH†(c)	5.50%	9/15/2022	EUR 6,000	7,993,460
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	$5,525	5,663,125
UPCB Finance III Ltd.†	6.625%	7/1/2020	2,325	2,487,750
UPCB Finance V Ltd.†	7.25%	11/15/2021	6,125	6,783,437
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	10,745	11,443,425

Total				88,440,547

Media: Diversified 0.22%
Block Communications, Inc.†	7.25%	2/1/2020	5,145	5,608,050

Media: Services 1.35%
Affinion Group, Inc.	7.875%	12/15/2018	3,779	2,928,725
Affinion Group, Inc.	11.50%	10/15/2015	2,850	2,451,000
Clear Channel Worldwide Holdings, Inc. Series B	7.625%	3/15/2020	8,365	8,929,637
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020	4,975	5,062,063
MDC Partners, Inc.†	6.75%	4/1/2020	2,900	2,979,750
Southern Graphics, Inc.†	8.375%	10/15/2020	5,655	6,107,400
WMG Acquisition Corp.	11.50%	10/1/2018	4,690	5,557,650

Total				34,016,225

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Medical Products 0.42%
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	$3,356	$3,750,330
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	6,333	6,887,138

Total				10,637,468

Metals/Mining (Excluding Steel) 1.66%
Aleris International, Inc.	7.875%	11/1/2020	4,900	5,316,500
Allied Nevada Gold Corp.†(c)	8.75%	6/1/2019	CAD 7,150	6,379,310
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	$4,740	4,668,900
Calcipar SA (Luxembourg)†(a)	6.875%	5/1/2018	4,375	4,659,375
Inmet Mining Corp. (Canada)†(a)	7.50%	6/1/2021	4,819	4,927,427
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	4,740	4,977,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	6,345	5,329,800
Murray Energy Corp.†	8.625%	6/15/2021	1,790	1,850,413
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.†	7.375%	2/1/2020	3,400	3,621,000

Total				41,729,725

Oil Field Equipment & Services 1.56%
Atwood Oceanics, Inc.	6.50%	2/1/2020	2,920	3,142,650
Bristow Group, Inc.	6.25%	10/15/2022	2,600	2,830,750
Dresser-Rand Group, Inc.	6.50%	5/1/2021	4,445	4,833,937
Gulfmark Offshore, Inc.	6.375%	3/15/2022	8,105	8,469,725
Offshore Group Investment Ltd.†	7.125%	4/1/2023	4,250	4,409,375
Offshore Group Investment Ltd.	7.50%	11/1/2019	1,410	1,529,850
Oil States International, Inc.†	5.125%	1/15/2023	2,375	2,565,000
Oil States International, Inc.	6.50%	6/1/2019	5,050	5,466,625
Pacific Drilling V Ltd. (Luxembourg)†(a)	7.25%	12/1/2017	5,500	5,898,750

Total				39,146,662

Oil Refining & Marketing 0.46%
CVR Refining LLC/Coffeyville Finance, Inc.†	6.50%	11/1/2022	6,440	6,697,600
Northern Tier Energy LLC/Northern Tier Finance Corp.†	7.125%	11/15/2020	4,525	4,785,188

Total				11,482,788

Packaging 1.22%
AEP Industries, Inc.	8.25%	4/15/2019	3,350	3,651,500
BOE Intermediate Holding Corp. PIK†	9.00%	11/1/2017	3,600	3,564,000
BOE Merger Corp. PIK†	9.50%	11/1/2017	3,725	3,901,938

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	$4,790	$4,873,825
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	10,470	11,451,562
Tekni-Plex, Inc.†	9.75%	6/1/2019	2,894	3,255,750

Total				30,698,575

Pharmaceuticals 0.26%
Sky Growth Acquisition Corp.†	7.375%	10/15/2020	6,040	6,447,700

Printing & Publishing 0.23%
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,325	5,664,469

Railroads 0.12%
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	2,850	3,013,875

Real Estate Development & Management 0.23%
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	5,425	5,831,875

Restaurants 0.63%
Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	6,660	7,209,450
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	2,535	1,977,300
Ruby Tuesday, Inc.	7.625%	5/15/2020	3,510	3,549,487
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC†	5.875%	5/15/2021	3,075	3,061,547

Total				15,797,784

Software/Services 4.18%
Alliance Data Systems Corp.†	6.375%	4/1/2020	19,350	20,994,750
BMC Software, Inc.	7.25%	6/1/2018	5,300	5,744,988
Ceridian Corp.†	11.00%	3/15/2021	1,230	1,411,425
First Data Corp.†	8.25%	1/15/2021	4,375	4,659,375
First Data Corp.†	11.25%	1/15/2021	5,225	5,368,688
First Data Corp.†	11.75%	8/15/2021	7,325	7,105,250
First Data Corp.	12.625%	1/15/2021	22,180	24,342,550
Infor US, Inc.	9.375%	4/1/2019	4,600	5,209,500
Interface Security Systems Holdings, Inc./ Interface Security Systems LLC†	9.25%	1/15/2018	4,095	4,299,750
NeuStar, Inc.†	4.50%	1/15/2023	7,335	7,188,300
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	6,295	7,050,400
SunGard Data Systems, Inc.†	6.625%	11/1/2019	6,465	6,836,737
VeriSign, Inc.†	4.625%	5/1/2023	4,700	4,747,000

Total				104,958,713

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Specialty Retail 3.08%
Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	$4,440	$4,995,000
Brown Shoe Co., Inc.	7.125%	5/15/2019	5,050	5,365,625
CDR DB Sub, Inc.†	7.75%	10/15/2020	8,825	9,244,187
Claire’s Stores, Inc.†	6.125%	3/15/2020	1,735	1,817,413
Claire’s Stores, Inc.†	7.75%	6/1/2020	3,745	3,810,538
Claire’s Stores, Inc.†	9.00%	3/15/2019	4,545	5,135,850
CST Brands, Inc.†	5.00%	5/1/2023	2,460	2,496,900
Gymboree Corp.	9.125%	12/1/2018	1,875	1,825,781
Limited Brands, Inc.	5.625%	2/15/2022	4,060	4,359,425
LKQ Corp.†	4.75%	5/15/2023	5,900	5,900,000
Maestro Peru SA (Peru)†(a)	6.75%	9/26/2019	4,550	4,741,100
Netflix, Inc.†	5.375%	2/1/2021	8,775	8,950,500
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	2,375	2,458,125
New Look Bondco I plc (United Kingdom)†(a)	8.375%	5/14/2018	4,925	4,826,500
Party City Holdings, Inc.†	8.875%	8/1/2020	3,275	3,692,563
QVC, Inc.†	5.95%	3/15/2043	3,900	4,010,764
Southern States Cooperative, Inc.†	11.25%	5/15/2015	3,675	3,867,937

Total				77,498,208

Steel Producers/Products 0.39%
Severstal Columbus LLC	10.25%	2/15/2018	4,170	4,482,750
Severstal OAO via Steel Capital SA (Luxembourg)†(a)	5.90%	10/17/2022	5,450	5,281,050

Total				9,763,800

Support: Services 3.12%
Abengoa Finance SAU (Spain)†(a)	8.875%	11/1/2017	319	307,835
Ahern Rentals, Inc.†(d)	9.50%	6/15/2018	2,525	2,525,000
American Residential Services LLC†	12.00%	4/15/2015	3,670	3,752,575
Brickman Group Holdings, Inc.†	9.125%	11/1/2018	3,525	3,833,438
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	9,540	9,492,300
Corrections Corp. of America†	4.625%	5/1/2023	721	733,618
Emdeon, Inc.	11.00%	12/31/2019	4,895	5,641,487
H&E Equipment Services, Inc.	7.00%	9/1/2022	4,285	4,649,225
Hertz Corp. (The)	5.875%	10/15/2020	2,825	2,994,500
Hertz Corp. (The)	7.375%	1/15/2021	2,700	2,997,000
Maxim Crane Works LP/Maxim Finance Corp.†	12.25%	4/15/2015	5,005	5,267,762
Monitronics International, Inc.	9.125%	4/1/2020	6,320	6,857,200
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	4,800	4,956,000

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Support: Services (continued)
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	$7,920	$8,949,600
Sotheby’s†	5.25%	10/1/2022	5,350	5,416,875
United Rentals North America, Inc.	6.125%	6/15/2023	1,655	1,741,888
United Rentals North America, Inc.	7.375%	5/15/2020	7,565	8,340,412

Total				78,456,715

Telecommunications Equipment 0.71%
Avaya, Inc.†	7.00%	4/1/2019	4,025	3,773,438
CommScope Holding Co., Inc. PIK†	6.625%	6/1/2020	4,565	4,530,762
CommScope, Inc.†	8.25%	1/15/2019	3,525	3,877,500
Nortel Networks Ltd. (Canada)(a)(g)	10.75%	7/15/2016	5,000	5,662,500

Total				17,844,200

Telecommunications: Fixed Line 0.07%
EarthLink, Inc.†	7.375%	6/1/2020	1,800	1,782,000

Telecommunications: Integrated/Services 3.04%
CenturyLink, Inc.	5.625%	4/1/2020	9,575	9,946,031
Consolidated Communications Finance Co.	10.875%	6/1/2020	5,115	5,933,400
CyrusOne LP/CyrusOne Finance Corp.†	6.375%	11/15/2022	3,275	3,512,438
DigitalGlobe, Inc.†	5.25%	2/1/2021	7,670	7,765,875
Dycom Investments, Inc.	7.125%	1/15/2021	5,985	6,508,687
Equinix, Inc.	4.875%	4/1/2020	4,440	4,539,900
Equinix, Inc.	7.00%	7/15/2021	3,000	3,348,750
Hughes Satellite Systems Corp.	6.50%	6/15/2019	4,425	4,856,438
Intelsat Luxembourg SA (Luxembourg)†(a)	7.75%	6/1/2021	9,925	10,470,875
Intelsat Luxembourg SA (Luxembourg)†(a)	8.125%	6/1/2023	8,200	8,804,750
Sable International Finance Ltd.†	8.75%	2/1/2020	3,700	4,218,000
Softbank Corp. (Japan)†(a)	4.50%	4/15/2020	6,500	6,597,253

Total				76,502,397

Telecommunications: Wireless 3.92%
Clearwire Communications LLC/Clearwire
Finance, Inc.†	14.75%	12/1/2016	4,880	6,734,400
Cricket Communications, Inc.	7.75%	10/15/2020	5,015	5,027,537
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	4,250	4,636,325
MetroPCS Wireless, Inc.	6.625%	11/15/2020	4,025	4,321,844
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	2,375	2,351,250
SBA Telecommunications, Inc.†	5.75%	7/15/2020	6,455	6,737,406
Sprint Capital Corp.	6.875%	11/15/2028	6,520	6,552,600

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)
Sprint Nextel Corp.	7.00%	8/15/2020	$10,325	$11,254,250
Sprint Nextel Corp.†	9.00%	11/15/2018	10,775	13,091,625
Syniverse Holdings, Inc.	9.125%	1/15/2019	4,515	4,955,213
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	2,550	2,783,325
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	3,996	4,345,650
ViaSat, Inc.	6.875%	6/15/2020	4,568	4,956,280
VimpelCom Holdings BV (Netherlands)†(a)	5.20%	2/13/2019	3,525	3,525,000
Wind Acquisition Finance SA (Italy)†(a)	6.50%	4/30/2020	5,450	5,627,125
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	2,000	2,085,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,940	3,109,050
Wind Acquisition Holdings Finance SA PIK (Italy)†(a)	12.25%	7/15/2017	6,123	6,482,197

Total				98,576,077

Theaters & Entertainment 0.14%
Production Resource Group LLC	8.875%	5/1/2019	4,095	3,429,563

Transportation (Excluding Air/Rail) 0.39%
Marquette Transportation Co./Marquette
Transportation Finance Corp.	10.875%	1/15/2017	2,425	2,637,188
Ultrapetrol Bahamas Ltd.†(d)	8.875%	6/15/2021	7,000	7,157,500

Total				9,794,688

Total High Yield Corporate Bonds (cost $2,037,726,548)				2,117,591,549

	Dividend Rate	Shares (000)

PREFERRED STOCKS 1.06%

Banking
Abbey National Capital Trust I	8.963%	1,200	1,479,600
LBG Capital No.1 plc†	8.00%	16,790	17,804,603
Texas Capital Bancshares, Inc.	6.50%	295	7,463,500

Total			26,747,703

Total Preferred Stocks (cost $23,984,837)			26,747,703

Total Long-Term Investments (cost $2,410,347,415)			2,504,764,056

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 0.46%

CONVERTIBLE BONDS 0.04%

Health Services
LifePoint Hospitals, Inc. (cost $991,750)	3.50%	5/15/2014	$900	$991,687

FLOATING RATE LOAN(b) 0.42%

Auto Parts & Equipment
SIWF Acquisitions, Inc. Bridge Term Loan (cost $10,500,000)	Zero Coupon	4/26/2014	10,500	10,500,000

Total Short-Term Investments (cost $11,491,750)				11,491,687

Total Investments in Securities 100.09% (cost $2,421,839,165)				2,516,255,743

Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (0.09%)				(2,342,768)

Net Assets 100.00%				$2,513,912,975

BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2013.

(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation on forward foreign currency exchange contracts, as follows:

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

Open Forward Foreign Currency Exchange Contracts at May 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Buy	Barclays Bank plc	6/20/2013	1,666,000	$2,161,635	$2,165,563	$3,928
euro	Buy	J.P. Morgan	6/20/2013	3,380,000	4,387,132	4,393,520	6,388
British Pound	Sell	Goldman Sachs	7/17/2013	12,038,000	18,431,286	18,285,227	146,059
euro	Sell	Barclays Bank plc	6/20/2013	3,060,000	3,998,655	3,977,565	21,090
euro	Sell	Goldman Sachs	7/17/2013	5,767,000	7,555,866	7,497,425	58,441
euro	Sell	Goldman Sachs	7/17/2013	1,850,000	2,418,172	2,405,104	13,068
euro	Sell	Goldman Sachs	7/17/2013	9,000,000	11,764,080	11,700,507	63,573
euro	Sell	J.P. Morgan	7/17/2013	944,000	1,242,463	1,227,253	15,210
euro	Sell	J.P. Morgan	7/17/2013	2,026,000	2,658,552	2,633,914	24,638
euro	Sell	J.P. Morgan	8/13/2013	21,626,000	28,405,902	28,119,831	286,071
Mexican Peso	Sell	Deutsche Bank AG	9/3/2013	217,480,000	16,901,792	16,885,760	16,032

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$654,498

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

British Pound	Buy	Barclays Bank plc	7/17/2013	520,000	$791,979	$789,859	$(2,120)
British Pound	Buy	Goldman Sachs	7/17/2013	3,057,000	4,645,020	4,643,457	(1,563)
British Pound	Buy	UBS AG	7/17/2013	515,000	782,863	782,263	(600)
euro	Buy	Morgan Stanley	6/20/2013	973,000	1,268,978	1,264,762	(4,216)
euro	Buy	UBS AG	6/20/2013	2,258,000	2,945,931	2,935,079	(10,852)
British Pound	Sell	Goldman Sachs	6/24/2013	484,000	731,914	735,289	(3,375)
euro	Sell	Deutsche Bank AG	6/20/2013	4,895,000	6,344,385	6,362,805	(18,420)
euro	Sell	Deutsche Bank AG	6/20/2013	5,047,000	6,501,293	6,560,383	(59,090)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(100,236)

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2013

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2		Level 3	Total

Common Stocks	$54,077,274	$—		$—	$54,077,274
Convertible Bonds	—	18,833,366		—	18,833,366
Convertible Preferred Stocks
Aerospace/Defense	2,413,600	—		—	2,413,600
Railroads	—	2,530,000	(4)	—	2,530,000
Floating Rate Loans(3)
Aerospace/Defense	—	5,116,234		—	5,116,234
Auto Parts & Equipment	—	15,586,938		—	15,586,938
Building Materials	—	—		7,915,574	7,915,574
Consumer Products	—	5,322,188		—	5,322,188
Department Stores	—	4,926,703		—	4,926,703
Diversified Capital Goods	—	4,738,000		—	4,738,000
Electric: Generation	—	14,020,364		18,285,870	32,306,234
Food: Wholesale	—	8,898,990		6,154,663	15,053,653
Gaming	—	9,753,007		6,976,375	16,729,382
Gas Distribution	—	6,564,869		—	6,564,869
Health Facilities	—	5,586,250		—	5,586,250
Health Services	—	11,720,625		8,373,375	20,094,000
Leisure	—	—		5,575,500	5,575,500
Machinery	—	9,883,854		—	9,883,854
Media: Broadcast	—	3,697,956		—	3,697,956
Media: Services	—	—		3,425,375	3,425,375
Multi-Line Insurance	—	—		2,523,096	2,523,096
Software/Services	—	3,088,125		3,763,959	6,852,084
Support: Services	—	11,527,863		6,345,609	17,873,472
Telecommunications: Integrated/Services	—	7,427,556		—	7,427,556
Foreign Bonds	—	96,863,333		—	96,863,333
High Yield Corporate Bonds	—	2,087,424,196		—	2,087,424,196
Automakers	—	—		850	850
Banking	—	30,165,503		1,000	30,166,503
Preferred Stocks	—	—		—	—
Banking	7,463,500	19,284,203		—	26,747,703

Total	$63,954,374	$2,382,960,123		$69,341,246	$2,516,255,743

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$654,498		$—	$654,498
Liabilities	—	(100,236)		—	(100,236)
Unfunded Commitments
Assets	—	54,841		—	54,841
Liabilities	—	—		—	—

Total	$—	$609,103		$—	$609,103

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
HIGH YIELD FUND May 31, 2013

(4)

As of May 31, 2013, Genesee & Wyoming, Inc., was categorized as Level 2 due to limited market activity resulting in observable input pricing. $2,422,420 was transferred from Level 1 to Level 2 during the period ended May 31, 2013.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds

Balance as of December 1, 2012	$38,884,594	$20,380
Accrued discounts/premiums	161,524	—
Realized gain (loss)	573,638	—
Change in unrealized appreciation/depreciation	1,425,078	(18,530)
Purchases	52,080,810	—
Sales	(26,829,777)	—
Net transfers in or out of Level 3	3,043,529	—

Balance as of May 31, 2013	$69,339,396	$1,850

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 105.38%

ASSET-BACKED SECURITIES 8.62%

Automobiles 5.43%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$592	$591,996
Ally Auto Receivables Trust 2011-1 A3	1.38%	1/15/2015	5,057	5,064,455
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	430	430,290
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	2,432	2,442,140
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	2,342	2,342,420
Ally Auto Receivables Trust 2013-SN1 A2(a)	0.52%	5/20/2015	3,470	3,469,677
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	162	162,461
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	480	481,112
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	4,074	4,080,574
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	7,404	7,412,181
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	3,141	3,144,425
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	7,438	7,441,390
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	4,400	4,400,587
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	1,182	1,182,226
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	6,250	6,247,675
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	1,875	1,881,176
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	1,005	1,004,932
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	7,350	7,387,871
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	878	878,172
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	5,720	5,723,394
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	4,646	4,648,327
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	2,210	2,215,321
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	1,524	1,524,675
Hyundai Auto Lease Securitization Trust 2011-A A3†	1.02%	8/15/2014	2,414	2,416,652
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	7,400	7,430,673
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	1,050	1,052,000
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	743	742,788
Nissan Auto Lease Trust 2011-B A3	0.92%	2/16/2015	3,782	3,789,270
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	3,102	3,103,425
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	615	617,236

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	$2,627	$2,631,935
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	4,241	4,246,376
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	3,194	3,196,951
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	4,200	4,218,486
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	3,979	3,983,976
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	5,159	5,161,939
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	2,715	2,715,749
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	5,100	5,098,988

Total					124,563,921

Credit Cards 2.50%
Bank of America Credit Card Trust 2008-C5	4.949%	#	3/15/2016	3,500	3,558,874
Bank One Issuance Trust 2003-A8	0.449%	#	5/16/2016	2,865	2,866,650
Capital One Multi-Asset Execution Trust 2006-A12 A	0.259%	#	7/15/2016	2,000	1,999,850
Chase Issuance Trust 2011-A3	0.319%	#	12/15/2015	4,000	4,000,972
Chase Issuance Trust 2012-A1	0.299%	#	5/16/2016	900	900,610
Citibank Omni Master Trust 2009-A14A†	2.949%	#	8/15/2018	5,400	5,563,445
Discover Card Execution Note Trust 2008-A4	5.65%		12/15/2015	7,855	7,871,189
Discover Card Execution Note Trust 2011-A1	0.549%	#	8/15/2016	3,140	3,145,949
Discover Card Master Trust I 2006-2 A3	0.279%	#	1/19/2016	3,705	3,705,143
Discover Card Master Trust I 2007-2 A	0.279%	#	9/15/2016	2,585	2,585,642
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	6,714	6,718,807
GE Capital Credit Card Master Note Trust 2011-1 A	0.749%	#	1/15/2017	5,425	5,440,540
GE Capital Credit Card Master Note Trust 2011-3 A	0.429%	#	9/15/2016	5,000	5,002,395
MBNA Credit Card Master Note Trust 2005-A10	0.259%	#	11/16/2015	780	780,022
World Financial Network Credit Card Master Trust 2009-D A	4.66%		5/15/2017	3,105	3,120,823

Total					57,260,911

Home Equity 0.00%
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.313%	#	4/25/2037	31	30,709

Other 0.69%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.523%	#	6/25/2035	483	481,633

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	$2,470	$2,475,690
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,680	2,732,839
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,500	1,500,001
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,000	999,999
Illinois Student Assistance Commission 2010-1 A2	1.326%	#	4/25/2022	1,234	1,247,811
Saxon Asset Securities Trust 2006-3 A2	0.303%	#	10/25/2046	332	330,101
SLM Student Loan Trust 2006-2 A5(b)	0.386%	#	7/25/2025	2,045	2,023,983
SLM Student Loan Trust 2010-C A1†	1.849%	#	12/15/2017	676	678,449
SLM Student Loan Trust 2011-B A1†	1.049%	#	12/16/2024	1,771	1,781,670
SLM Student Loan Trust 2012-C A1†	1.299%	#	8/15/2023	1,649	1,664,608

Total					15,916,784

Total Asset-Backed Securities (cost $198,084,700)					197,772,325

CORPORATE BONDS 80.18%

Advertising 0.08%
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%		10/15/2020	1,250	1,271,875
MDC Partners, Inc.†	6.75%		4/1/2020	500	513,750

Total					1,785,625

Aerospace/Defense 0.08%
Embraer SA (Brazil)(c)	5.15%		6/15/2022	1,175	1,251,375
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(c)	7.75%		12/15/2020	500	521,250

Total					1,772,625

Apparel 0.46%
Fifth & Pacific Cos., Inc.	10.50%		4/15/2019	236	264,320
J. Crew Group, Inc.	8.125%		3/1/2019	2,000	2,140,000
Perry Ellis International, Inc.	7.875%		4/1/2019	625	673,437
PVH Corp.	7.75%		11/15/2023	6,250	7,466,700

Total					10,544,457

Auto Parts: Original Equipment 0.39%
BorgWarner, Inc.	8.00%		10/1/2019	5,000	6,462,700
International Automotive Components Group SA (Luxembourg)†(c)	9.125%		6/1/2018	1,375	1,366,406

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Auto Parts: Original Equipment (continued)
Stanadyne Holdings, Inc.	12.00%	2/15/2015	$500	$332,500
Titan International, Inc.†	7.875%	10/1/2017	720	774,000

Total				8,935,606

Auto: Replacement Parts 0.02%
LKQ Corp.†	4.75%	5/15/2023	500	500,000

Auto: Trucks & Parts 0.09%
Commercial Vehicle Group, Inc.	7.875%	4/15/2019	1,925	1,958,688

Automotive 1.08%
Ford Motor Co.	6.375%	2/1/2029	7,250	8,195,436
Ford Motor Co.	6.625%	10/1/2028	950	1,102,567
Ford Motor Co.	7.45%	7/16/2031	12,225	15,464,100

Total				24,762,103

Banks: Diversified 5.22%
Banco del Estado de Chile (Chile)†(c)	3.875%	2/8/2022	700	720,331
Citigroup, Inc.	8.50%	5/22/2019	8,984	11,783,747
Discover Bank	8.70%	11/18/2019	2,549	3,353,309
Fifth Third Capital Trust IV	6.50%	4/15/2067	10,808	10,875,550
First Citizens St. Lucia Ltd. (Saint Lucia)†(c)	4.903%	2/9/2016	400	418,021
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	3,450	3,849,883
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	5,500	5,991,183
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	17,669	21,925,939
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018	3,500	3,945,658
JPMorgan Chase & Co.	3.375%	5/1/2023	3,500	3,332,105
JPMorgan Chase & Co.	4.35%	8/15/2021	6,282	6,768,334
Lloyds TSB Bank plc (United Kingdom)†(c)	6.50%	9/14/2020	4,000	4,521,840
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021	3,250	3,643,689
Morgan Stanley	4.10%	5/22/2023	4,750	4,559,948
Morgan Stanley	7.30%	5/13/2019	7,000	8,587,208
Nordea Bank AB (Sweden)†(c)	4.875%	5/13/2021	5,000	5,388,365
PKO Finance AB (Sweden)†(c)	4.63%	9/26/2022	2,400	2,501,400
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	620	697,500
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	1,300	1,475,825
Regions Bank	7.50%	5/15/2018	2,000	2,431,958
Sberbank of Russia Via SB Capital SA (Luxembourg)†(c)	5.25%	5/23/2023	1,500	1,466,250

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Synovus Financial Corp.	7.875%		2/15/2019		$1,125	$1,279,687
Turkiye Halk Bankasi AS (Turkey)†(c)	3.875%		2/5/2020		1,200	1,185,000
Wells Fargo & Co.	3.45%		2/13/2023		9,200	9,024,832

Total						119,727,562

Banks: Money Center 1.36%
BBVA Banco Continental SA (Peru)†(c)	5.00%		8/26/2022		900	921,150
Export-Import Bank of Korea (South Korea)(c)	3.75%		10/20/2016		1,000	1,071,148
Huntington Bancshares, Inc.	7.00%		12/15/2020		5,350	6,605,634
PNC Financial Services Group, Inc.	4.494%	#	—	(d)	10,000	10,000,000
SVB Financial Group	5.375%		9/15/2020		6,200	7,021,698
Zions Bancorporation	4.00%		6/20/2016		1,000	1,061,637
Zions Bancorporation	4.50%		3/27/2017		4,150	4,473,331

Total						31,154,598

Beverages 0.97%
Central American Bottling Corp.†	6.75%		2/9/2022		3,920	4,253,200
Constellation Brands, Inc.	4.25%		5/1/2023		2,000	1,970,000
Corporacion Lindley SA (Peru)†(c)	4.625%		4/12/2023		1,800	1,804,500
Cott Beverages, Inc.	8.375%		11/15/2017		1,000	1,068,750
Fomento Economico Mexicano SAB de CV (Mexico)(c)	2.875%		5/10/2023		1,000	946,501
Fomento Economico Mexicano SAB de CV (Mexico)(c)	4.375%		5/10/2043		650	589,206
Pernod Ricard SA (France)†(c)	5.75%		4/7/2021		10,060	11,685,575

Total						22,317,732

Biotechnology Research & Production 0.93%
Amgen, Inc.	6.40%		2/1/2039		9,094	11,105,138
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016		4,250	4,514,635
Life Technologies Corp.	6.00%		3/1/2020		5,000	5,814,360

Total						21,434,133

Broadcasting 0.38%
Cox Communications, Inc.†	6.45%		12/1/2036		7,249	8,648,108

Brokers 0.83%
E*Trade Financial Corp.	6.75%		6/1/2016		550	591,250
Jefferies Group, Inc.	6.875%		4/15/2021		1,850	2,164,962
Raymond James Financial, Inc.	8.60%		8/15/2019		12,750	16,210,771

Total						18,966,983

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials 1.36%
Building Materials Corp. of America†	7.00%	2/15/2020	$3,400	$3,655,000
Cementos Pacasmayo SAA (Peru)†(c)	4.50%	2/8/2023	1,940	1,891,500
Cemex Finance LLC†	9.375%	10/12/2022	1,250	1,406,250
Cimento Tupi SA (Brazil)†(c)	9.75%	5/11/2018	465	482,438
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(c)	8.125%	2/8/2020	2,450	2,646,000
Nortek, Inc.	8.50%	4/15/2021	450	495,000
Owens Corning, Inc.	4.20%	12/15/2022	3,100	3,192,578
Owens Corning, Inc.	9.00%	6/15/2019	9,500	11,986,264
Rearden G. Holdings EINS GmbH (Germany)†(c)	7.875%	3/30/2020	1,000	1,092,500
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,550	2,919,750
Votorantim Cimentos SA (Brazil)†(c)	7.25%	4/5/2041	600	645,000
Votorantim Overseas IV†	7.75%	6/24/2020	600	709,500

Total				31,121,780

Business Services 1.03%
Alliance Data Systems Corp.†	5.25%	12/1/2017	2,000	2,105,000
Alliance Data Systems Corp.†	6.375%	4/1/2020	1,500	1,627,500
Brickman Group Holdings, Inc.†	9.125%	11/1/2018	500	543,750
Chicago Parking Meters LLC†	5.489%	12/30/2020	3,000	3,212,101
Expedia, Inc.	5.95%	8/15/2020	5,500	6,115,362
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	750	794,063
Iron Mountain, Inc.	8.00%	6/15/2020	1,100	1,151,150
Iron Mountain, Inc.	8.375%	8/15/2021	500	545,625
Monitronics International, Inc.	9.125%	4/1/2020	800	868,000
Rensselaer Polytechnic Institute	5.60%	9/1/2020	2,025	2,299,829
Verisk Analytics, Inc.	4.125%	9/12/2022	1,975	2,042,622
Verisk Analytics, Inc.	4.875%	1/15/2019	1,000	1,095,543
Verisk Analytics, Inc.	5.80%	5/1/2021	1,000	1,135,065

Total				23,535,610

Cable Services 1.67%
Comcast Corp.	7.05%	3/15/2033	1,040	1,381,696
Historic TW, Inc.	9.15%	2/1/2023	4,076	5,814,182
TCI Communications, Inc.	7.875%	2/15/2026	2,500	3,410,055
Time Warner Cable, Inc.	6.55%	5/1/2037	13,500	15,571,750
Time Warner Cable, Inc.	7.30%	7/1/2038	9,750	12,107,687

Total				38,285,370

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals 3.00%
Airgas, Inc.	7.125%	10/1/2018	$6,000	$6,326,544
Basell Finance Co. BV (Netherlands)†(c)	8.10%	3/15/2027	10,100	13,720,588
Braskem America Finance Co.†	7.125%	7/22/2041	900	913,500
CF Industries, Inc.	7.125%	5/1/2020	10,750	13,356,563
Chemtura Corp.	7.875%	9/1/2018	375	412,500
Dow Chemical Co. (The)	9.40%	5/15/2039	2,900	4,583,656
Huntsman International LLC	4.875%	11/15/2020	2,000	2,027,500
Methanex Corp. (Canada)(c)	5.25%	3/1/2022	10,475	11,509,008
Mexichem SAB de CV (Mexico)†(c)	6.75%	9/19/2042	700	766,500
NewMarket Corp.	4.10%	12/15/2022	6,000	6,087,510
Phibro Animal Health Corp.†	9.25%	7/1/2018	750	821,250
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	6,600	8,292,504

Total				68,817,623

Coal 0.07%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,500	1,657,500

Communications & Media 0.11%
Digicel Ltd. (Jamaica)†(c)	8.25%	9/1/2017	2,500	2,612,500

Communications Technology 0.23%
Juniper Networks, Inc.	4.60%	3/15/2021	5,001	5,297,334

Computer Hardware 0.32%
Hewlett-Packard Co.	6.125%	3/1/2014	5,000	5,187,510
NetApp, Inc.	3.25%	12/15/2022	2,200	2,104,863

Total				7,292,373

Computer Software 0.57%
Autodesk, Inc.	3.60%	12/15/2022	4,675	4,635,852
Netflix, Inc.†	5.375%	2/1/2021	3,500	3,570,000
SERENA Software, Inc.	10.375%	3/15/2016	2,000	2,030,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	2,625	2,808,750

Total				13,044,602

Construction/Homebuilding 0.49%
CRH America, Inc.	8.125%	7/15/2018	6,500	8,098,408
Empresas ICA SAB de CV (Mexico)†(c)	8.375%	7/24/2017	1,010	863,550
Odebrecht Finance Ltd.†	7.125%	6/26/2042	2,090	2,246,750

Total				11,208,708

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Consumer Products 0.31%
Avon Products, Inc.	4.60%	3/15/2020		$2,070	$2,190,849
Tupperware Brands Corp.	4.75%	6/1/2021		4,675	4,911,340

Total					7,102,189

Containers 0.58%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096		4,625	4,578,750
Rock-Tenn Co.	4.45%	3/1/2019		925	1,006,846
Rock-Tenn Co.	4.90%	3/1/2022		7,015	7,619,181

Total					13,204,777

Copper 0.17%
Freeport-McMoRan Corp.	7.125%	11/1/2027		2,150	2,504,898
Freeport-McMoRan Corp.	9.50%	6/1/2031		1,053	1,448,084

Total					3,952,982

Data Product, Equipment & Communications 0.38%
Fidelity National Information Services, Inc.	5.00%	3/15/2022		5,500	5,891,875
Total System Services, Inc.	3.75%	6/1/2023		3,000	2,944,731

Total					8,836,606

Drugs 0.22%
Actavis, Inc.	3.25%	10/1/2022		2,500	2,461,330
Capsugel FinanceCo SCA†(e)	9.875%	8/1/2019	EUR	1,750	2,587,314

Total					5,048,644

Electric: Power 3.80%
Astoria Depositor Corp.†	8.144%	5/1/2021		$2,500	2,575,000
Central Maine Power Co.†	5.70%	6/1/2019		1,850	2,088,310
CEZ AS (Czech Republic)†(c)	4.25%	4/3/2022		1,700	1,775,412
DPL, Inc.	6.50%	10/15/2016		1,000	1,082,500
Duquesne Light Holdings, Inc.	6.25%	8/15/2035		2,639	2,993,922
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020		5,270	6,324,653
Elwood Energy LLC	8.159%	7/5/2026		1,390	1,515,310
Entergy Corp.	5.125%	9/15/2020		8,465	9,293,114
Indiantown Cogeneration LP	9.77%	12/15/2020		1,326	1,479,658
Mississippi Power Co.	5.40%	7/1/2035		3,075	3,254,854
National Fuel Gas Co.	8.75%	5/1/2019		3,525	4,512,899
NiSource Finance Corp.	6.25%	12/15/2040		1,900	2,215,339
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016		1,900	2,031,822
Oncor Electric Delivery Co. LLC	5.25%	9/30/2040		3,200	3,619,232

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	$1,100	$1,421,256
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	4,550	6,362,028
Perusahaan Listrik Negara PT (Indonesia)†(c)	5.25%	10/24/2042	650	581,750
PPL WEM Holdings plc (United Kingdom)†(c)	5.375%	5/1/2021	10,000	11,266,420
Red Oak Power LLC	8.54%	11/30/2019	2,667	2,880,131
System Energy Resources, Inc.	4.10%	4/1/2023	8,850	9,076,525
Tenaska Alabama Partners LP†	7.00%	6/30/2021	2,573	2,817,909
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,095	2,592,822
Tenaska Virginia Partners LP†	6.119%	3/30/2024	1,493	1,603,848
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,691,537

Total				87,056,251

Electrical: Household 0.30%
Energizer Holdings, Inc.	4.70%	5/19/2021	5,150	5,434,795
WireCo WorldGroup, Inc.	9.50%	5/15/2017	1,400	1,459,500

Total				6,894,295

Electronics 0.43%
Jabil Circuit, Inc.	5.625%	12/15/2020	5,650	6,116,125
PerkinElmer, Inc.	5.00%	11/15/2021	3,500	3,764,089

Total				9,880,214

Electronics: Semi-Conductors/Components 0.39%
KLA-Tencor Corp.	6.90%	5/1/2018	7,575	8,965,785

Energy Equipment & Services 1.48%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,172	3,423,837
Cameron International Corp.	7.00%	7/15/2038	4,133	5,379,467
Energy Transfer Partners LP	6.625%	10/15/2036	2,100	2,399,664
Energy Transfer Partners LP	7.50%	7/1/2038	5,000	6,193,575
Energy Transfer Partners LP	9.00%	4/15/2019	3,100	4,049,697
Energy Transfer Partners LP	9.70%	3/15/2019	4,350	5,808,351
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,075	6,712,936

Total				33,967,527

Engineering & Contracting Services 0.65%
Aeropuertos Argentina 2000 SA (Argentina)†(c)	10.75%	12/1/2020	250	236,486
AGCO Corp.	5.875%	12/1/2021	4,850	5,189,699
Andrade Gutierrez International SA (Luxembourg)†(c)	4.00%	4/30/2018	450	447,187
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,450	1,837,500

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Engineering & Contracting Services (continued)
URS Corp.†	5.25%	4/1/2022	$6,750	$7,213,111

Total				14,923,983

Entertainment 1.34%
American Casino & Entertainment Properties LLC/ACEP Finance Corp.	11.00%	6/15/2014	2,250	2,257,031
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021	675	688,500
Cinemark USA, Inc.	8.625%	6/15/2019	1,500	1,686,750
Greektown Superholdings, Inc.	13.00%	7/1/2015	2,410	2,590,750
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	750	812,812
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	190	192,850
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,600	5,060,000
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	10,775	11,542,719
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	5,250	5,207,344
WMG Holdings Corp.†	13.75%	10/1/2019	500	602,500

Total				30,641,256

Fertilizers 0.19%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	4,255,615

Financial Services 5.12%
Air Lease Corp.	6.125%	4/1/2017	4,500	4,871,250
Associates Corp. of North America	6.95%	11/1/2018	3,250	3,949,215
Bank of America Corp.	5.625%	7/1/2020	2,350	2,718,527
Bank of America Corp.	5.875%	1/5/2021	6,000	7,022,292
Bank of America Corp.	7.625%	6/1/2019	16,700	21,060,771
Bank of America Corp.	7.80%	9/15/2016	500	587,325
Discover Financial Services	3.85%	11/21/2022	5,750	5,802,221
DTEK Finance plc (United Kingdom)†(c)	7.875%	4/4/2018	900	895,500
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	3,250	3,297,024
FMR LLC†	7.49%	6/15/2019	3,381	4,152,487
FMR LLC†	7.57%	6/15/2029	6,300	8,324,902
General Electric Capital Corp.	6.75%	3/15/2032	8,591	10,735,219
General Electric Capital Corp.	6.875%	1/10/2039	5,500	7,046,699
Graton Economic Development Authority†	9.625%	9/1/2019	365	414,731
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	1,400	1,477,000
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	400	392,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	1,200	1,269,000
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	2,999	4,012,557

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	$2,405	$2,660,401
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020	2,375	2,612,500
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	350	400,750
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	2,000	2,300,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	10.875%	4/1/2015	450	477,563
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	554	612,170
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	2,750	3,203,750
Salton Sea Funding Corp.	7.475%	11/30/2018	637	665,400
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	6,725	6,741,510
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,801	1,853,724
Virgin Media Secured Finance plc (United Kingdom)(c)	6.50%	1/15/2018	1,750	1,850,625
Western Union Co. (The)	2.875%	12/10/2017	6,000	6,126,132

Total				117,533,245

Financial: Miscellaneous 1.38%
Bankrate, Inc.	11.75%	7/15/2015	1,500	1,606,875
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	6,200	6,761,726
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	3,350	3,601,548
SLM Corp.	8.45%	6/15/2018	17,600	19,624,000

Total				31,594,149

Food 1.80%
Alicorp SAA (Peru)†(c)	3.875%	3/20/2023	1,000	985,000
Aralco Finance SA (Brazil)†(c)	10.125%	5/7/2020	1,450	1,422,189
Cencosud SA (Chile)†(c)	4.875%	1/20/2023	2,550	2,563,489
CFG Investment SAC (Peru)†(c)	9.75%	7/30/2019	1,300	1,212,250
Cosan Luxembourg SA (Luxembourg)†(c)	5.00%	3/14/2023	4,100	4,089,750
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	2,000	2,220,000
Flowers Foods, Inc.	4.375%	4/1/2022	6,350	6,368,117
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,700	2,740,500
Minerva Luxembourg SA (Luxembourg)†(c)	7.75%	1/31/2023	4,100	4,233,250
Mondelez International, Inc.	6.50%	11/1/2031	6,075	7,429,707
Mondelez International, Inc.	6.875%	2/1/2038	3,035	3,971,625
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,000	1,052,500

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Food (continued)
Tonon Bioenergia SA (Brazil)†(c)	9.25%	1/24/2020		$1,850	$1,859,250
Wells Enterprises, Inc.†	6.75%	2/1/2020		1,000	1,075,000

Total					41,222,627

Food/Beverage 0.08%
BRF SA (Brazil)†(c)	3.95%	5/22/2023		825	794,063
BRF SA (Brazil)†(e)	7.75%	5/22/2018	BRL	2,500	1,155,570

Total					1,949,633

Gaming 0.07%
CCM Merger, Inc.†	9.125%	5/1/2019		$1,375	1,512,500

Health Care Products 0.29%
Bausch & Lomb, Inc.	9.875%	11/1/2015		1,750	1,820,000
Hanger, Inc.	7.125%	11/15/2018		1,250	1,360,937
Mallinckrodt International Finance SA†	4.75%	4/15/2023		3,500	3,556,301

Total					6,737,238

Health Care Services 0.19%
Capella Healthcare, Inc.	9.25%	7/1/2017		500	536,875
Centene Corp.	5.75%	6/1/2017		1,767	1,903,943
Dignity Health	4.50%	11/1/2042		2,000	1,870,368

Total					4,311,186

Household Equipment/Products 0.18%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(c)	4.25%	5/9/2020		1,750	1,721,562
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016		2,275	2,343,273

Total					4,064,835

Household Furnishings 0.08%
Arcelik AS (Turkey)†(c)	5.00%	4/3/2023		1,800	1,818,000

Industrial Products 0.25%
KOC Holding AS (Turkey)†(c)	3.50%	4/24/2020		1,000	954,500
Mueller Water Products, Inc.	7.375%	6/1/2017		2,600	2,678,000
PPL WW Holdings Ltd. (United Kingdom)†(c)	7.25%	12/15/2017		1,750	2,046,516

Total					5,679,016

Insurance 1.93%
Allied World Assurance Co. Ltd.	5.50%	11/15/2020		2,125	2,382,879
American International Group, Inc.	8.25%	8/15/2018		4,000	5,094,384
Assurant, Inc.	4.00%	3/15/2023		2,850	2,853,340

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance (continued)
CNO Financial Group, Inc.†	6.375%	10/1/2020	$1,892	$2,059,915
Fidelity National Financial, Inc.	6.60%	5/15/2017	2,000	2,245,252
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	4,000	4,618,768
Markel Corp.	7.125%	9/30/2019	8,427	10,386,185
Prudential Financial, Inc.	5.625%	6/15/2043	2,000	2,115,000
Prudential Financial, Inc.(f)	5.875%	9/15/2042	6,500	7,044,375
QBE Insurance Group Ltd. (Australia)†(c)	5.647%	7/1/2023	525	525,001
Willis North America, Inc.	7.00%	9/29/2019	4,275	5,033,693

Total				44,358,792

Investment Management Companies 0.70%
Lazard Group LLC	6.85%	6/15/2017	5,000	5,733,135
Lazard Group LLC	7.125%	5/15/2015	5,296	5,803,018
Nuveen Investments, Inc.	5.50%	9/15/2015	1,040	1,050,400
Oaktree Capital Management LP†	6.75%	12/2/2019	2,350	2,833,839
Yankee Candle Corp.	9.75%	2/15/2017	525	544,037

Total				15,964,429

Leasing 0.34%
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	1,550	1,751,500
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	1,525	1,563,096
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	4,250	4,552,940

Total				7,867,536

Leisure 0.92%
Carnival plc (United Kingdom)(c)	7.875%	6/1/2027	5,500	6,896,010
Easton-Bell Sports, Inc.	9.75%	12/1/2016	5,000	5,393,800
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7,825	8,881,375

Total				21,171,185

Lodging 0.85%
Downstream Development Authority of the
Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	1,350	1,505,250
Host Hotels & Resorts LP	5.25%	3/15/2022	5,175	5,683,527
Host Hotels & Resorts LP	6.00%	10/1/2021	2,038	2,338,762
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,804	6,980,929
Sugarhouse HSP Gaming Prop. Mezz. LP/
Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,000	1,010,000
Sugarhouse HSP Gaming Prop. Mezz. LP/
Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	1,890	2,015,212

Total				19,533,680

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Agricultural 0.73%
American Rock Salt Co. LLC/American Rock
Capital Corp.†	8.25%	5/1/2018	$2,500	$2,462,500
Camposol SA (Peru)†(c)	9.875%	2/2/2017	1,025	1,086,500
Lorillard Tobacco Co.	8.125%	6/23/2019	2,500	3,165,848
Lorillard Tobacco Co.	8.125%	5/1/2040	4,500	5,776,492
MHP SA (Ukraine)†(c)	8.25%	4/2/2020	3,825	3,795,873
MHP SA (Ukraine)†(c)	10.25%	4/29/2015	400	427,572

Total				16,714,785

Machinery: Industrial/Specialty 0.17%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,200	1,308,000
Cummins, Inc.	7.125%	3/1/2028	2,087	2,689,515

Total				3,997,515

Machinery: Oil Well Equipment & Services 0.19%
Pride International, Inc.	8.50%	6/15/2019	3,290	4,327,531

Manufacturing 0.33%
Gibraltar Industries, Inc.†	6.25%	2/1/2021	750	795,000
Hillenbrand, Inc.	5.50%	7/15/2020	5,250	5,717,738
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	900	958,500

Total				7,471,238

Materials & Commodities 0.05%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,075	1,169,063

Media 2.77%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	7,500	8,307,442
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	4/11/2022	4,750	5,046,875
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†˜(c)	5.307%	5/11/2022	6,395	6,842,650
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	1,900	2,123,250
Interpublic Group of Cos, Inc. (The)	3.75%	2/15/2023	7,390	7,238,926
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,850	1,861,498
NET Servicos de Comunicacao SA (Brazil)(c)	7.50%	1/27/2020	600	669,000
News America, Inc.	6.20%	12/15/2034	1,750	2,030,249
News America, Inc.	6.75%	1/9/2038	12,071	14,129,311
News America, Inc.	6.90%	8/15/2039	2,075	2,594,109
Time Warner, Inc.	7.625%	4/15/2031	8,552	11,603,969
Videotron Ltee (Canada)(c)	9.125%	4/15/2018	1,000	1,052,500

Total				63,499,779

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Metal Fabricating 0.25%
Neenah Paper, Inc.†	5.25%	5/15/2021		$1,000	$1,010,000
Severstal Columbus LLC	10.25%	2/15/2018		2,050	2,203,750
TMK OAO Via TMK Capital SA (Luxembourg)†(c)	6.75%	4/3/2020		1,700	1,655,375
Xstrata Canada Corp. (Canada)(c)	6.20%	6/15/2035		925	966,071

Total					5,835,196

Metals & Minerals: Miscellaneous 2.02%
Allied Nevada Gold Corp.†(e)	8.75%	6/1/2019	CAD	5,250	4,684,109
Anglo American Capital plc (United Kingdom)†(c)	9.375%	4/8/2019		$9,000	11,762,649
AngloGold Ashanti Holdings plc
(United Kingdom)(c)	6.50%	4/15/2040		7,500	7,434,315
Barrick Gold Corp. (Canada)†(c)	4.10%	5/1/2023		2,000	1,905,000
Compass Minerals International, Inc.	8.00%	6/1/2019		2,000	2,180,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		3,705	3,458,303
IAMGOLD Corp. (Canada)†(c)	6.75%	10/1/2020		2,000	1,840,000
KGHM International Ltd. (Canada)†(c)	7.75%	6/15/2019		3,000	3,150,000
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021		4,385	4,375,901
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020		1,250	1,331,250
Newcrest Finance Pty Ltd. (Australia)†(c)	4.45%	11/15/2021		4,180	4,155,200

Total					46,276,727

Natural Gas 0.92%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019		4,200	5,362,472
SourceGas LLC†	5.90%	4/1/2017		4,150	4,487,669
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		2,000	2,195,416
Southern Union Co.	7.60%	2/1/2024		1,700	2,144,543
Tennessee Gas Pipeline Co.	8.375%	6/15/2032		2,000	2,818,828
Texas Eastern Transmission LP	7.00%	7/15/2032		3,164	4,099,022

Total					21,107,950

Oil 5.26%
Afren plc (United Kingdom)†(c)	10.25%	4/8/2019		2,100	2,486,064
Afren plc (United Kingdom)†(c)	11.50%	2/1/2016		1,700	2,006,170
Alliance Oil Co. Ltd. (Russia)†(c)	7.00%	5/4/2020		3,600	3,541,500
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		165	176,963
Antero Resources Finance Corp.	7.25%	8/1/2019		1,000	1,085,000
BreitBurn Energy Partners LP/BreitBurn
Finance Corp.	7.875%	4/15/2022		1,725	1,880,250
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019		7,500	9,337,905

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)
Chaparral Energy, Inc.	7.625%	11/15/2022	$1,250	$1,356,250
Concho Resources, Inc.	5.50%	4/1/2023	2,000	2,055,000
Continental Resources, Inc.†	4.50%	4/15/2023	1,250	1,264,063
CVR Refining LLC/Coffeyville Finance, Inc.†	6.50%	11/1/2022	2,000	2,080,000
DCP Midstream LLC†	5.85%	5/21/2043	5,000	5,037,500
DCP Midstream LLC†	9.75%	3/15/2019	5,000	6,602,645
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	4,050	4,353,750
Harvest Operations Corp. (Canada)(c)	6.875%	10/1/2017	4,300	4,837,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	1,525	1,685,125
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	2,750	3,052,500
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,208,832
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	250	259,688
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	2,000	2,260,000
Laredo Petroleum, Inc.	7.375%	5/1/2022	1,856	2,050,880
LUKOIL International Finance BV (Netherlands)†(c)	6.375%	11/5/2014	834	894,298
McMoRan Exploration Co.	11.875%	11/15/2014	3,500	3,692,500
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	1,525	1,570,750
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	500	520,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	490	531,650
Oasis Petroleum, Inc.	7.25%	2/1/2019	700	757,750
Offshore Group Investment Ltd.	7.50%	11/1/2019	559	606,515
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	9,603	11,977,409
Petro-Canada (Canada)(c)	5.95%	5/15/2035	5,800	6,605,423
Petroleos de Venezuela SA (Venezuela)†(c)	5.25%	4/12/2017	750	641,250
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(c)	9.75%	8/14/2019	1,000	1,287,500
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	2,200	2,941,752
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,400	4,747,213
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	500	522,500
SM Energy Co.†	5.00%	1/15/2024	1,500	1,518,750
SM Energy Co.	6.50%	11/15/2021	1,381	1,515,647
SM Energy Co.	6.50%	1/1/2023	800	884,000
Swift Energy Co.	7.875%	3/1/2022	1,000	1,050,000
Valero Energy Corp.	10.50%	3/15/2039	4,250	6,847,774
Woodside Finance Ltd. (Australia)†(c)	8.75%	3/1/2019	9,000	11,858,778

Total				120,589,044

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers 3.42%
Alberta Energy Co., Ltd. (Canada)(c)	8.125%	9/15/2030	$4,965	$6,526,115
Anadarko Petroleum Corp.	6.45%	9/15/2036	4,970	6,072,530
Anadarko Petroleum Corp.	7.95%	6/15/2039	1,000	1,391,807
Enbridge Energy LP	7.00%	10/1/2018	400	484,253
Enbridge Energy Partners LP	9.875%	3/1/2019	9,000	12,198,753
Enogex LLC†	6.25%	3/15/2020	4,000	4,445,388
Enterprise Products Operating LLC	7.55%	4/15/2038	5,700	7,606,388
Kerr-McGee Corp.	7.125%	10/15/2027	3,000	3,533,715
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,240,914
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,362	3,536,467
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	5,000	5,275,365
Noble Energy, Inc.	8.00%	4/1/2027	2,135	2,928,494
Noble Energy, Inc.	8.25%	3/1/2019	1,950	2,526,365
OGX Austria GmbH (Austria)†(c)	8.50%	6/1/2018	1,800	1,044,000
Pacific Rubiales Energy Corp. (Canada)†(c)	5.125%	3/28/2023	2,150	2,176,875
Plains Exploration & Production Co.	6.125%	6/15/2019	5,000	5,512,500
Plains Exploration & Production Co.	6.875%	2/15/2023	1,500	1,704,375
Regency Energy Partners LP/Regency Energy
Finance Corp.†	4.50%	11/1/2023	825	818,813
Regency Energy Partners LP/Regency Energy
Finance Corp.	6.875%	12/1/2018	775	835,063
Ruby Pipeline LLC†	6.00%	4/1/2022	6,000	6,647,034
Southern Star Central Corp.†	6.75%	3/1/2016	1,275	1,292,531
W&T Offshore, Inc.	8.50%	6/15/2019	500	546,250

Total				78,343,995

Oil: Integrated Domestic 1.73%
Enterprise Products Operating LLC(g)	7.034%	1/15/2068	7,500	8,708,715
Enterprise Products Operating LLC(h)	8.375%	8/1/2066	5,000	5,760,310
Hess Corp.	7.125%	3/15/2033	1,900	2,362,162
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	8,860	10,971,010
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,570	1,976,057
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	9,867,168

Total				39,645,422

Oil: Integrated International 2.70%
ENI SpA (Italy)†(c)	5.70%	10/1/2040	10,205	10,318,816
Petrobras International Finance Co. (Brazil)(c)	6.875%	1/20/2040	3,709	4,022,340
Petrohawk Energy Corp.	7.25%	8/15/2018	8,750	9,745,313
Petrohawk Energy Corp.	7.875%	6/1/2015	2,000	2,044,500

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International (continued)
Petrohawk Energy Corp.	10.50%	8/1/2014	$3,000	$3,186,000
Transocean, Inc.	6.375%	12/15/2021	11,700	13,677,113
Weatherford International Ltd.	4.50%	4/15/2022	568	585,381
Weatherford International Ltd.	9.625%	3/1/2019	3,850	5,009,843
Weatherford International Ltd.	9.875%	3/1/2039	9,300	13,413,781

Total				62,003,087

Paper & Forest Products 1.23%
Appleton Papers, Inc.†	10.50%	6/15/2015	3,375	3,573,281
Georgia-Pacific LLC	8.875%	5/15/2031	11,475	16,987,062
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	2,438	2,544,663
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,111,977
West Fraser Timber Co. Ltd. (Canada)†(c)	5.20%	10/15/2014	1,000	1,052,500

Total				28,269,483

Plastics 0.06%
Plastipak Holdings, Inc.†	10.625%	8/15/2019	1,125	1,279,688

Printing 0.00%
Quebecor Media, Inc. (Canada)(c)	7.75%	3/15/2016	90	91,800

Railroads 0.42%
Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,299,725
Canadian Pacific Railway Co. (Canada)(c)	5.75%	3/15/2033	3,875	4,406,313

Total				9,706,038

Real Estate Investment Trusts 2.54%
American Tower Corp.	5.05%	9/1/2020	8,400	9,206,098
American Tower Corp.	7.25%	5/15/2019	4,500	5,536,561
Atlantic Finance Ltd. (United Kingdom)†(c)	10.75%	5/27/2014	1,040	1,119,480
Corrections Corp. of America†	4.125%	4/1/2020	1,325	1,333,281
Country Garden Holdings Co. Ltd. (China)†(c)	7.50%	1/10/2023	900	920,250
Country Garden Holdings Co. Ltd. (China)†(c)	11.125%	2/23/2018	450	505,125
Country Garden Holdings Co. Ltd. (China)†(c)	11.25%	4/22/2017	450	493,875
EPR Properties	7.75%	7/15/2020	7,000	8,331,015
Goodman Funding Pty Ltd. (Australia)†(c)	6.375%	11/12/2020	5,444	6,245,776
HCP, Inc.	5.375%	2/1/2021	3,850	4,429,718
Health Care REIT, Inc.	4.95%	1/15/2021	2,000	2,211,226
Health Care REIT, Inc.	5.25%	1/15/2022	2,775	3,129,953
Health Care REIT, Inc.	6.125%	4/15/2020	2,010	2,364,767
Kilroy Realty LP	6.625%	6/1/2020	4,600	5,457,734

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)
Potlatch Corp.	6.95%	12/15/2015	$500	$544,500
ProLogis LP	7.375%	10/30/2019	2,000	2,471,914
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,468,124
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,571,064

Total				58,340,461

Restaurants 0.11%
Brinker International, Inc.	3.875%	5/15/2023	2,600	2,555,693

Retail 1.20%
CDR DB Sub, Inc.†	7.75%	10/15/2020	1,125	1,178,438
Dollar General Corp.	3.25%	4/15/2023	2,500	2,430,862
Family Dollar Stores, Inc.	5.00%	2/1/2021	2,000	2,119,164
Grupo Famsa SAB de CV (Mexico)†(c)	7.25%	6/1/2020	900	897,750
Macy’s Retail Holdings, Inc.	8.125%	8/15/2035	2,000	2,195,016
QVC, Inc.†	7.375%	10/15/2020	10,294	11,380,882
QVC, Inc.†	7.50%	10/1/2019	5,150	5,672,287
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,550	1,751,500

Total				27,625,899

Retail: Specialty 0.22%
Michaels Stores, Inc.	7.75%	11/1/2018	350	381,500
Michaels Stores, Inc.	11.375%	11/1/2016	602	631,354
Rite Aid Corp.	9.50%	6/15/2017	3,858	3,997,852

Total				5,010,706

Savings & Loan 0.75%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	9,825	11,763,217
People’s United Financial, Inc.	3.65%	12/6/2022	5,000	4,962,310
Santander Holdings USA, Inc.	3.00%	9/24/2015	500	515,470

Total				17,240,997

Security Services 0.42%
ADT Corp. (The)	4.125%	6/15/2023	9,525	9,532,696

Specialty Materials 0.04%
Interline Brands, Inc. PIK	10.00%	11/15/2018	850	945,625

Steel 1.28%
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,650	1,891,182
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	7,980,708
Metalloinvest Finance Ltd. (Ireland)†(c)	5.625%	4/17/2020	2,800	2,792,916

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel (continued)
Metinvest BV (Netherlands)†(c)	8.75%	2/14/2018	$1,400	$1,407,000
OJSC Novolipetsk Steel via Steel Funding Ltd. (Ireland)†(c)	4.95%	9/26/2019	720	712,800
Severstal OAO Via Steel Capital SA (Luxembourg)†(c)	4.45%	3/19/2018	1,580	1,535,381
Severstal OAO via Steel Capital SA (Luxembourg)†(c)	5.90%	10/17/2022	4,050	3,924,450
Usiminas Commercial Ltd. (Brazil)†(c)	7.25%	1/18/2018	200	220,000
Vale Overseas Ltd. (Brazil)(c)	6.875%	11/10/2039	4,000	4,328,048
Valmont Industries, Inc.	6.625%	4/20/2020	3,975	4,613,389

Total				29,405,874

Technology 0.15%
Fiserv, Inc.	4.625%	10/1/2020	2,000	2,132,820
VeriSign, Inc.†	4.625%	5/1/2023	1,250	1,262,500

Total				3,395,320

Telecommunications 3.09%
Block Communications, Inc.†	7.25%	2/1/2020	468	510,120
CenturyLink, Inc.	5.80%	3/15/2022	4,250	4,366,875
Comcast Cable Communications Holdings, Inc.	9.455%	11/15/2022	7,500	11,153,587
Consolidated Communications Finance Co.	10.875%	6/1/2020	4,000	4,640,000
Digicel Group Ltd. (Jamaica)†(c)	10.50%	4/15/2018	1,500	1,636,350
DigitalGlobe, Inc.†	5.25%	2/1/2021	1,750	1,771,875
France Telecom SA (France)(c)	8.50%	3/1/2031	5,000	7,170,790
Frontier Communications Corp.	9.25%	7/1/2021	4,800	5,616,000
Intelsat Luxembourg SA (Luxembourg)(c)	11.25%	2/4/2017	1,311	1,388,677
Millicom International Cellular SA (Luxembourg)†(c)	4.75%	5/22/2020	3,075	3,044,250
MTS International Funding Ltd. (Ireland)†(c)	5.00%	5/30/2023	1,850	1,831,500
Qwest Communications International, Inc.	7.125%	4/1/2018	3,250	3,375,938
Qwest Corp.	7.20%	11/10/2026	7,850	7,997,187
Telecom Italia Capital SpA (Italy)(c)	7.721%	6/4/2038	2,975	3,232,513
Telefonica Celular del Paraguay SA (Paraguay)†(c)	6.75%	12/13/2022	1,700	1,855,550
Telemovil Finance Co., Ltd. (El Salvador)†(c)	8.00%	10/1/2017	850	924,375
U.S. Cellular Corp.	6.70%	12/15/2033	5,882	6,103,128
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(c)	7.748%	2/2/2021	1,400	1,550,850
VimpelCom Holdings BV (Netherlands)†(c)	5.95%	2/13/2023	2,800	2,751,700

Total				70,921,265

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telephone-Long Distance 0.07%
America Movil SAB de CV (Mexico)(c)	4.375%	7/16/2042	$700	$624,600
Qwest Capital Funding, Inc.	6.875%	7/15/2028	1,000	1,010,000

Total				1,634,600

Tobacco 0.82%
Altria Group, Inc.	9.95%	11/10/2038	12,000	18,874,044

Transportation: Miscellaneous 0.73%
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	629	633,094
Florida East Coast Railway Corp.	8.125%	2/1/2017	750	802,500
Kansas City Southern de Mexico SA de CV (Mexico)(c)	6.125%	6/15/2021	927	1,047,510
Kazakhstan Temir Zholy Finance BV (Netherlands)†(c)	6.95%	7/10/2042	1,100	1,243,000
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	1,800	1,957,500
Transportadora de Gas del Sur SA (Argentina)†(c)	7.875%	5/14/2017	530	463,750
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	9,500	10,576,682

Total				16,724,036

Utilities 0.70%
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,206,580
Public Service Co. of New Mexico	7.50%	8/1/2018	1,500	1,772,078
Public Service Co. of New Mexico	7.95%	5/15/2018	2,750	3,383,781
Williams Cos., Inc. (The)	8.75%	3/15/2032	7,250	9,707,532

Total				16,069,971

Utilities: Electrical 0.49%
Calpine Corp.†	7.50%	2/15/2021	2,000	2,180,000
Otter Tail Corp.	9.00%	12/15/2016	3,875	4,539,562
Puget Sound Energy, Inc.(i)	6.974%	6/1/2067	3,000	3,207,651
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(c)	6.50%	10/27/2036	1,150	1,423,125

Total				11,350,338

Wholesale 0.16%
Glencore Funding LLC†	2.50%	1/15/2019	3,650	3,585,913

Total Corporate Bonds (cost $1,768,271,767)				1,838,971,574

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOANS(j) 0.93%

Automotive 0.03%
TI Group Automotive Systems LLC Term Loan B	5.50%	3/27/2019	$750	$758,441

Broadcasting 0.04%
MTL Publishing LLC Term Loan B	4.25%	6/29/2018	852	859,755

Chemicals 0.01%
Arysta LifeScience Corp. 2nd Lien Term Loan	8.25%	11/30/2020	280	283,807

Energy Equipment & Services 0.11%
Crestwood Holdings LLC New Term Loan B	9.75%	5/24/2019	700	709,450
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	669	677,991
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/28/2019	1,100	1,116,500

Total				2,503,941

Environmental Services 0.05%
Progressive Waste Solutions Ltd. Term Loan B (Canada)(c)	3.50%	10/24/2019	998	1,009,550

Food/Tobacco 0.02%
Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	325	334,548

Health Care 0.02%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	300	307,500
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	225	230,625

Total				538,125

Leisure 0.01%
ROC Finance LLC Term Loan	5.00%	5/15/2019	250	252,688

Media 0.16%
Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(c)	6.00%	4/30/2019	979	993,646
Charter Communications Term Loan E	3.00%	4/10/2020	1,500	1,494,847
Tribune Co. Exit Term Loan	4.00%	12/31/2019	1,197	1,212,387

Total				3,700,880

Metals & Minerals: Miscellaneous 0.08%
Preferred Proppants LLC Term Loan B	9.00%	12/15/2016	1,778	1,726,397

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Miscellaneous 0.06%
AWAS Finance Luxembourg 2012 SA New
Term Loan (Luxembourg)(c)	3.50%	7/16/2018		$749	$758,409
Diamond Foods, Inc. Revolver	0.50% - 6.75%	2/25/2015		292	288,064
Diamond Foods, Inc. Term Loan	6.75% - 7.75%	2/25/2015		418	416,930

Total					1,463,403

Services 0.18%
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019		1,517	1,530,567
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019		129	129,709
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018		341	345,641
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		1,250	1,273,438
WASH Multifamily Laundry Systems LLC U.S. New Term Loan	5.25%	2/21/2019		750	755,625

Total					4,034,980

Telecommunications 0.01%
Light Tower Fiber LLC 2nd Lien Term Loan	8.00%	3/29/2021		200	204,500

Utilities 0.06%
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		750	757,500
Panda Temple Power LLC New Term Loan B	7.25%	4/3/2019		650	666,656

Total					1,424,156

Utilities: Miscellaneous 0.09%
Essential Power LLC Term Loan B	4.25% - 4.50%	8/8/2019		830	838,705
Windsor Financing LLC Term Loan B	6.25%	12/5/2017		1,222	1,267,468

Total					2,106,173

Total Floating Rate Loans (cost $20,822,460)					21,201,344

FOREIGN BONDS(e) 0.48%

Croatia 0.01%
Agrokor dd†	9.875%	5/1/2019	EUR	175	256,457

Mexico 0.11%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,430,659

United Kingdom 0.36%
Old Mutual plc†	8.00%	6/3/2021	GBP	3,000	5,049,871
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,100	1,537,983
R&R Ice Cream plc PIK†	9.25%	5/10/2018	EUR	1,250	1,649,057

Total					8,236,911

Total Foreign Bonds (cost $9,335,762)					10,924,027

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FOREIGN GOVERNMENT OBLIGATIONS 1.06%

Argentina 0.06%
City of Buenos Aires†(c)	9.95%	3/1/2017	$500	$445,000
Provincia de Buenos Aires†(c)	10.875%	1/26/2021	320	228,800
Provincia de Buenos Aires†(c)	11.75%	10/5/2015	410	352,600
Provincia de Neuquen†(c)	7.875%	4/26/2021	194	174,600
Republic of Argentina(c)	8.28%	12/31/2033	205	122,050

Total				1,323,050

Aruba 0.02%
Aruba Government†(c)	4.625%	9/14/2023	500	508,750

Brazil 0.09%
Federal Republic of Brazil†	5.333%	2/15/2028	2,000	2,086,000

Cayman Islands 0.08%
Cayman Islands Government†	5.95%	11/24/2019	1,600	1,880,571

Colombia 0.06%
Republic of Colombia(c)	2.625%	3/15/2023	1,400	1,305,500

Costa Rica 0.04%
Costa Rica Government†(c)	5.625%	4/30/2043	850	835,125

Dominican Republic 0.14%
Dominican Republic†(c)	5.875%	4/18/2024	2,150	2,203,750
Dominican Republic†(c)	7.50%	5/6/2021	900	1,023,750
Dominican Republic†(c)	9.04%	1/23/2018	109	121,867

Total				3,349,367

Indonesia 0.14%
Perusahaan Penerbit SBSN†(c)	3.30%	11/21/2022	1,200	1,143,000
Perusahaan Penerbit SBSN†(c)	4.00%	11/21/2018	900	942,750
Republic of Indonesia†(c)	4.625%	4/15/2043	1,250	1,153,125

Total				3,238,875

Mexico 0.03%
United Mexican States(c)	4.75%	3/8/2044	650	646,750

Mongolia 0.06%
Mongolia Government International Bond†(c)	5.125%	12/5/2022	1,550	1,453,125

Netherlands 0.05%
Republic of Angola†(c)	7.00%	8/16/2019	1,000	1,073,750

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

Panama 0.04%
Republic of Panama(c)	4.30%		4/29/2053	$1,000		$890,000

Peru 0.01%
Republic of Peru(c)	6.55%		3/14/2037	200		257,500

Romania 0.03%
Republic of Romania†(c)	4.375%		8/22/2023	800		795,464

Russia 0.07%
Russia Eurobonds†(c)	5.00%		4/29/2020	1,500		1,673,250

Rwanda 0.06%
Republic of Rwanda†(c)	6.625%		5/2/2023	1,400		1,316,000

Tanzania 0.06%
United Republic of Tanzania†(c)	6.45%	#	3/8/2020	1,250		1,293,750

Venezuela 0.02%
Republic of Venezuela(c)	9.375%		1/13/2034	450		402,750

Total Foreign Government Obligations (cost $26,061,679)						24,329,577

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.18%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(k)	10/15/2020	—	(l)	3,205
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	11		11,145
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(k)	8/15/2021	1		8,051
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(k)	12/15/2020	—	(l)	1,785
Federal Home Loan Mortgage Corp. 1032 IO	544.714%	(k)	12/15/2020	—	(l)	3,065
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(k)	2/15/2021	—	(l)	2,282
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(k)	2/15/2021	—	(l)	2,281
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(k)	4/15/2021	—	(l)	1,223
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(k)	4/15/2021	—	(l)	1,727
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(k)	4/15/2021	—	(l)	6,178
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(k)	5/15/2021	—	(l)	9,490
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	19		17,044
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(k)	9/15/2021	—	(l)	2,742

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	$31		$29,439
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(k)	11/15/2021	—	(l)	1,195
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(k)	2/15/2022	—	(l)	482
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(k)	4/15/2022	—	(l)	655
Federal Home Loan Mortgage Corp. 2012-K20 C†	3.868%	#	5/25/2045	4,165		3,996,143
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	66		57,915
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	29		26,119
Federal National Mortgage Assoc. 94 2 IO	9.50%	(k)	8/1/2021	8		1,062
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	3		3,238
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(k)	12/25/2021	—	(l)	1,346

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,207,332)						4,187,812

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.04%
Federal Home Loan Mortgage Corp.(m)	3.00%		TBA	40,000		39,950,000
Federal Home Loan Mortgage Corp.(m)	3.50%		TBA	37,900		39,155,438
Federal Home Loan Mortgage Corp.(m)	4.00%		TBA	32,000		33,650,000
Federal National Mortgage Assoc.(m)	5.50%		TBA	45,000		48,754,696

Total Government Sponsored Enterprises Pass-Throughs (cost $162,952,897)						161,510,134

MUNICIPAL BONDS 1.27%

Education 0.11%
University of California Brd	6.27%		5/15/2031	2,150		2,454,698

Other Revenue 0.38%
Dallas Convention Center Hotel	7.088%		1/1/2042	1,265		1,588,258
Miami Dade Cnty, FL	6.91%		7/1/2039	3,035		3,438,685
Nashville & Davidson Cnty, TN	6.731%		7/1/2043	2,000		2,479,220
Southern California Metro Wtr	6.947%		7/1/2040	1,000		1,219,870

Total						8,726,033

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Transportation 0.54%
Chicago, IL	6.845%		1/1/2038	$3,385	$3,873,523
Clark Cnty Arpt Dept of Avia	6.881%		7/1/2042	1,975	2,307,965
Metropolitan Washington Arpt	7.462%		10/1/2046	1,800	2,224,116
San Diego Cnty Regl Arpt Auth	6.628%		7/1/2040	3,475	4,000,247

Total					12,405,851

Utilities 0.24%
Guam Pwr Auth	7.50%		10/1/2015	1,500	1,548,600
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,785	1,952,005
New York City Wtr & Swr Sys	5.79%		6/15/2041	1,000	1,146,260
New York City Wtr & Swr Sys	6.282%		6/15/2042	750	882,142

Total					5,529,007

Total Municipal Bonds (cost $27,729,821)					29,115,589

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.62%
7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%		3/13/2031	489	544,641
Arkle Master Issuer plc 2010-2A 1A1†	1.674%	#	5/17/2060	4,000	4,012,072
Banc of America Commercial Mortgage Trust 2007-2 AM	5.635%	#	4/10/2049	8,245	9,325,017
Banc of America Funding Corp. 2007-6 A1	0.483%	#	7/25/2037	984	842,725
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	#	1/25/2042	1,325	1,520,267
Citigroup Commercial Mortgage Trust 2013-375P	3.634%		5/10/2035	1,988	1,818,014
Citigroup Commercial Mortgage Trust 2013-GC11 AS	3.422%		4/10/2046	5,980	6,024,099
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.379%	#	6/15/2022	2,414	2,391,497
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	11,100	10,797,775
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.762%	#	9/15/2039	1,300	1,440,945
Fosse Master Issuer plc 2012-1A 2A2†	1.677%	#	10/18/2054	1,000	1,018,936
Fosse Master Issuer plc 2012-1A 2B1†	2.227%	#	10/18/2054	1,250	1,274,534
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.824%	#	11/20/2056	2,264	2,306,764
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,409	1,454,914
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	2,000	2,229,068
GS Mortgage Securities Corp. II 2012-GC6 C†	5.638%	#	1/10/2045	2,640	2,995,034
GS Mortgage Securities Corp. II 2012-GCJ9 B†	3.747%		11/10/2045	3,615	3,638,843

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2013-GC12 XA	1.96%	#	6/10/2046	$30,100	$3,494,610
GS Mortgage Securities Corp. II 2013-GC12 XB	0.686%	#	6/10/2046	47,400	2,313,120
GS Mortgage Securities Trust 2012-GC6 B†	5.638%	#	1/10/2045	2,500	2,915,986
Holmes Master Issuer plc 2010-1A A2†	1.677%	#	10/15/2054	1,537	1,547,876
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.799%	#	6/15/2049	1,770	1,822,617
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.329%	#	1/15/2049	1,561	1,553,181
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	3,810	4,305,338
Merrill Lynch Floating Trust 2008-LAQA A1†	0.737%	#	7/9/2021	1,984	1,980,138
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	2,713	2,600,825
Sequoia Mortgage Trust 2012-3 A2	3.00%		7/25/2042	904	907,856
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,638	1,622,045
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	2,809	2,756,161
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	1,734	1,670,129
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	3,367	3,339,401
Silverstone Master Issuer plc 2012-1A†	1.826%	#	1/21/2055	3,000	3,074,088
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	3,024	3,040,395
UBS-BAMLL Trust 2012-WRM D†	4.238%	#	6/10/2030	6,430	6,252,622
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.892%	#	5/10/2063	7,500	7,512,030
UBS-Citigroup Commercial Mortgage Trust 2011-C1 C†	5.875%	#	1/10/2045	2,455	2,844,006
UBS-Citigroup Commercial Mortgage Trust 2011-C1 D†	5.875%	#	1/10/2045	4,653	5,141,744
VNO Mortgage Trust 2012-6AVE E†	3.337%	#	11/15/2030	3,900	3,570,397
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,774	1,982,250
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	3,360	3,739,865
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	1,930	1,986,888
WF-RBS Commercial Mortgage Trust 2013-C14 A5(a)	3.337%		6/15/2046	3,200	3,245,856

Total Non-Agency Commercial Mortgage-Backed Securities (cost $127,892,477)					128,854,569

Total Long-Term Investments (cost $2,345,358,895)					2,416,866,951

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

SHORT-TERM INVESTMENTS 2.51%

CORPORATE BONDS 0.29%

Entertainment 0.03%
Snoqualmie Entertainment Authority†	4.223%	#	2/1/2014		$600	$593,250

Leisure 0.11%
Royal Caribbean Cruises Ltd.	7.00%		6/15/2013		2,500	2,503,125

Steel 0.15%
ArcelorMittal (Luxembourg)(c)	5.375%		6/1/2013		3,450	3,450,000

Total Corporate Bonds (cost $6,546,503)						6,546,375

FOREIGN BOND(e) 0.10%

Nigeria
Nigeria Treasury Bill (cost $2,271,071)	Zero Coupon		6/6/2013	NGN	357,910	2,260,341

REPURCHASE AGREEMENTS 2.12%
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $5,300,000 of U.S. Treasury Note at 2.375% due 2/28/2015; value: $5,525,457; proceeds: $5,416,401					$5,416	5,416,396
Repurchase Agreement dated 5/31/2013, 0.05% due 6/3/2013 with JPMorgan Chase & Co. collateralized by $5,490,000 of Federal Farm Credit Bank at 1.50% due 1/6/2021, 25,355,000 of Federal Farm Credit Bank at 0.293% due 12/6/2016, 7,000,000 of Federal Home Loan Bank at 3.10% due 6/29/2032 and 7,000,000 of Federal Home Loan Bank at 3.40% due 3/11/2033; value: $44,089,299; proceeds: $43,288,180					43,288	43,288,000

Total Repurchase Agreements (cost $48,704,396)						48,704,396

Total Short-Term Investments (cost $57,521,970)						57,511,112

Total Investments in Securities 107.89% (cost $2,402,880,865)						2,474,378,063

Liabilities in Excess of Cash, Foreign Cash and Other Assets(n) (7.89%)						(180,920,201)

Net Assets 100.00%						$2,293,457,862

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
IO	Interest Only.
MXN	Mexican peso.
NGN	Nigerian naira.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2013.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Investment in non-U.S. dollar denominated securities.
(f)

Debenture pays interest at an annual fixed rate of 5.875% through September 15, 2022. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 4.175% through September 15, 2042. This debenture is subject to full redemption at the option of the issuer any time prior to September 15, 2022.

(g)

Debenture pays interest at an annual fixed rate of 7.034% through January 15, 2018. Thereafter, interest will be paid at an annual floating rate of greater than 7.034% and 3-month LIBOR plus 2.68% through January 15, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to January 15, 2018.

(h)

Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.

(i)

Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.

(j)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2013.

(k)

IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large

(l)	Amount is less than $1,000.
(m)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(n)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Open Futures Contracts at May 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2013	2,474	Short	$(319,687,188)	$674,151
U.S. Long Bond	September 2013	688	Short	(96,341,500)	1,391,763

Totals				$(416,028,688)	$2,065,914

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 5-Year Treasury Note	September 2013	1,854	Long	$226,955,673	$(1,909,519)
Ultra Long U.S. Treasury Bond	September 2013	348	Long	52,939,500	(158,290)

Totals				$279,895,173	$(2,067,809)

Open Forward Foreign Currency Exchange Contracts at May 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Argentine peso	Buy	UBS AG	9/9/2013	38,500,000	$6,637,931	$6,671,332	$33,401
Argentine peso	Buy	Credit Suisse	6/4/2013	2,950,000	534,420	558,342	23,922
Argentine peso	Buy	UBS AG	7/5/2013	22,300,000	3,864,818	4,129,630	264,812
Argentine peso	Buy	J.P. Morgan	8/12/2013	28,100,000	4,842,740	5,022,790	180,050
Argentine peso	Buy	UBS AG	6/4/2013	32,200,000	5,816,474	6,094,445	277,971
Hungarian forint	Buy	J.P. Morgan	9/9/2013	2,105,000,000	9,103,833	9,137,284	33,451
Hungarian forint	Buy	J.P. Morgan	6/4/2013	81,000,000	338,512	354,913	16,401
Hungarian forint	Buy	Goldman Sachs	7/5/2013	751,700,000	3,215,464	3,282,872	67,408
Indonesian rupiah	Buy	Morgan Stanley	6/4/2013	2,700,000,000	273,834	275,651	1,817
Mexican peso	Buy	J.P. Morgan	6/4/2013	80,500,000	6,245,684	6,299,767	54,083
Mexican peso	Buy	J.P. Morgan	9/9/2013	91,700,000	7,103,087	7,116,279	13,192
Philippine peso	Buy	Morgan Stanley	9/9/2013	110,000,000	2,573,701	2,590,087	16,386
Romanian new leu	Buy	J.P. Morgan	7/5/2013	4,550,000	1,307,761	1,342,726	34,965
Romanian new leu	Buy	UBS AG	7/5/2013	14,800,000	4,309,215	4,367,547	58,332
Singapore dollar	Buy	Goldman Sachs	6/4/2013	3,205,000	2,530,650	2,535,702	5,052
South Korean won	Buy	Deutsche Bank AG	9/9/2013	3,378,000,000	2,969,018	2,971,799	2,781
Taiwan dollar	Buy	Deutsche Bank AG	6/4/2013	98,000,000	3,272,120	3,275,401	3,281
Thai baht	Buy	Morgan Stanley	9/9/2013	110,000,000	3,591,837	3,614,639	22,802
Brazilian real	Sell	Goldman Sachs	8/19/2013	2,500,000	1,216,395	1,150,865	65,530
Canadian dollar	Sell	J.P. Morgan	8/26/2013	556,000	542,680	535,231	7,449
Canadian dollar	Sell	Goldman Sachs	8/26/2013	178,000	175,432	171,351	4,081
Canadian dollar	Sell	Goldman Sachs	8/26/2013	142,000	140,095	136,696	3,399
Canadian dollar	Sell	J.P. Morgan	8/21/2013	4,374,000	4,238,450	4,211,116	27,334
Chilean peso	Sell	UBS AG	6/4/2013	580,000,000	1,225,438	1,157,454	67,984
Chilean peso	Sell	Credit Suisse	6/4/2013	4,663,000,000	9,496,945	9,305,528	191,417
Colombian peso	Sell	Deutsche Bank AG	6/4/2013	10,500,000,000	5,526,316	5,515,807	10,509
Czech koruna	Sell	UBS AG	6/4/2013	54,000,000	2,757,344	2,728,072	29,272
euro	Sell	UBS AG	7/5/2013	405,000	526,604	526,484	120
euro	Sell	Goldman Sachs	7/17/2013	1,250,000	1,633,900	1,625,070	8,830
euro	Sell	Goldman Sachs	7/17/2013	112,250	146,724	145,931	793

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Sell	Barclays Bank plc	8/12/2013	4,830,000	$6,311,941	$6,280,305	$31,636
euro	Sell	J.P. Morgan	8/13/2013	1,347,000	1,769,294	1,751,476	17,818
Indian rupee	Sell	Barclays Bank plc	6/4/2013	454,150,000	8,063,743	8,040,188	23,555
Mexican peso	Sell	Goldman Sachs	8/28/2013	31,250,000	2,482,340	2,427,478	54,862
Peruvian Nuevo sol	Sell	UBS AG	6/4/2013	5,650,000	2,188,650	2,059,413	129,237
Peruvian Nuevo sol	Sell	J.P. Morgan	6/4/2013	4,425,000	1,697,028	1,612,903	84,125
Philippine peso	Sell	Morgan Stanley	6/4/2013	213,000,000	5,171,158	5,038,538	132,620
Polish zloty	Sell	Credit Suisse	6/4/2013	8,880,000	2,800,378	2,699,909	100,469
Polish zloty	Sell	Goldman Sachs	6/4/2013	6,470,000	2,011,784	1,967,163	44,621
Polish zloty	Sell	Goldman Sachs	7/5/2013	2,835,000	879,718	859,977	19,741
Polish zloty	Sell	Morgan Stanley	7/5/2013	2,660,000	811,021	806,892	4,129
Romanian new leu	Sell	J.P. Morgan	7/5/2013	9,735,000	2,938,424	2,872,842	65,582
Singapore dollar	Sell	J.P. Morgan	6/4/2013	330,000	265,842	261,086	4,756
Singapore dollar	Sell	Credit Suisse	6/4/2013	2,080,000	1,676,292	1,645,635	30,657
Singapore dollar	Sell	Credit Suisse	6/4/2013	5,237,000	4,233,951	4,143,360	90,591
South African rand	Sell	UBS AG	6/4/2013	19,700,000	2,136,580	1,957,871	178,709
Taiwan dollar	Sell	J.P. Morgan	7/5/2013	68,500,000	2,297,887	2,284,095	13,792
Taiwan dollar	Sell	Deutsche Bank AG	7/5/2013	71,320,000	2,393,289	2,378,126	15,163
Taiwan dollar	Sell	Deutsche Bank AG	9/9/2013	93,350,000	3,116,861	3,115,067	1,794
Taiwan dollar	Sell	Deutsche Bank AG	6/4/2013	98,000,000	3,315,291	3,275,401	39,890
Thai baht	Sell	J.P. Morgan	6/4/2013	64,000,000	2,153,432	2,113,955	39,477
Thai baht	Sell	Deutsche Bank AG	6/4/2013	68,700,000	2,274,834	2,269,199	5,635

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 2,655,684

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Brazilian real	Buy	Deutsche Bank AG	6/4/2013	6,430,000	$3,209,544	$3,002,148	$(207,396)
Brazilian real	Buy	Morgan Stanley	6/4/2013	815,000	396,420	380,521	(15,899)
Brazilian real	Buy	UBS AG	9/9/2013	16,000,000	7,540,767	7,337,356	(203,411)
Brazilian real	Buy	Morgan Stanley	6/4/2013	3,190,000	1,612,985	1,489,401	(123,584)
Brazilian real	Buy	Barclays Bank plc	6/4/2013	9,280,000	4,623,817	4,332,804	(291,013)
Brazilian real	Buy	Goldman Sachs	6/4/2013	585,000	288,561	273,135	(15,426)
Brazilian real	Buy	Morgan Stanley	7/5/2013	14,750,000	7,207,427	6,842,166	(365,261)
Brazilian real	Buy	Deutsche Bank AG	8/12/2013	13,800,000	6,763,048	6,360,869	(402,179)
Chilean peso	Buy	Credit Suisse	6/4/2013	5,040,000,000	10,508,757	10,057,873	(450,884)
Chilean peso	Buy	Credit Suisse	9/9/2013	4,940,000,000	9,929,648	9,723,833	(205,815)
Chilean peso	Buy	Goldman Sachs	6/4/2013	203,000,000	426,023	405,109	(20,914)
Chilean peso	Buy	Morgan Stanley	7/5/2013	3,660,000,000	7,652,901	7,266,374	(386,527)
Chilean peso	Buy	Credit Suisse	8/12/2013	906,000,000	1,905,563	1,789,647	(115,916)
Colombian peso	Buy	Deutsche Bank AG	6/4/2013	9,925,000,000	5,413,144	5,213,751	(199,393)
Colombian peso	Buy	Deutsche Bank AG	8/12/2013	6,350,000,000	3,432,432	3,314,337	(118,095)
Colombian peso	Buy	Deutsche Bank AG	9/9/2013	11,400,000,000	5,944,931	5,934,217	(10,714)
Colombian peso	Buy	Barclays Bank plc	6/4/2013	575,000,000	312,840	302,056	(10,784)
Colombian peso	Buy	Goldman Sachs	7/5/2013	3,642,000,000	1,988,697	1,907,685	(81,012)
Colombian peso	Buy	Credit Suisse	8/12/2013	8,820,000,000	4,761,134	4,603,536	(157,598)

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Czech koruna	Buy	J.P. Morgan	6/4/2013	54,000,000	$2,736,752	$2,728,072	$(8,680)
euro	Buy	Barclays Bank plc	8/12/2013	2,070,000	2,710,297	2,691,559	(18,738)
Hungarian forint	Buy	J.P. Morgan	6/4/2013	1,840,000,000	8,078,424	8,062,230	(16,194)
Hungarian forint	Buy	J.P. Morgan	6/4/2013	126,500,000	559,424	554,278	(5,146)
Hungarian forint	Buy	Barclays Bank plc	8/12/2013	903,000,000	3,934,298	3,929,115	(5,183)
Indian rupee	Buy	Morgan Stanley	6/4/2013	401,000,000	7,267,126	7,099,230	(167,896)
Indian rupee	Buy	J.P. Morgan	6/4/2013	22,150,000	396,279	392,140	(4,139)
Indian rupee	Buy	Barclays Bank plc	9/10/2013	463,000,000	8,084,512	8,031,077	(53,435)
Indian rupee	Buy	Barclays Bank plc	6/4/2013	31,000,000	561,431	548,818	(12,613)
Indian rupee	Buy	Barclays Bank plc	7/5/2013	238,000,000	4,298,357	4,172,876	(125,481)
Indian rupee	Buy	J.P. Morgan	8/12/2013	443,300,000	8,123,511	7,725,644	(397,867)
Indonesian rupiah	Buy	Deutsche Bank AG	6/4/2013	40,750,000,000	4,165,815	4,160,286	(5,529)
Indonesian rupiah	Buy	J.P. Morgan	8/16/2013	58,300,000,000	5,888,889	5,771,536	(117,353)
Indonesian rupiah	Buy	J.P. Morgan	7/5/2013	79,275,000,000	7,919,580	7,903,789	(15,791)
Indonesian rupiah	Buy	Barclays Bank plc	8/16/2013	43,745,000,000	4,434,364	4,330,632	(103,732)
Mexican peso	Buy	Morgan Stanley	6/4/2013	7,000,000	560,112	547,806	(12,306)
Mexican peso	Buy	Deutsche Bank AG	6/4/2013	1,670,000	134,440	130,691	(3,749)
Mexican peso	Buy	J.P. Morgan	7/5/2013	59,100,000	4,735,706	4,611,333	(124,373)
Mexican peso	Buy	J.P. Morgan	7/5/2013	27,700,000	2,243,858	2,161,319	(82,539)
Mexican peso	Buy	J.P. Morgan	7/5/2013	27,750,000	2,255,276	2,165,220	(90,056)
Mexican peso	Buy	J.P. Morgan	8/12/2013	31,600,000	2,588,473	2,457,746	(130,727)
Peruvian Nuevo sol	Buy	Barclays Bank plc	6/4/2013	10,075,000	3,801,887	3,672,316	(129,571)
Philippine peso	Buy	Goldman Sachs	6/4/2013	67,000,000	1,649,840	1,584,892	(64,948)
Philippine peso	Buy	Deutsche Bank AG	6/4/2013	220,500,000	5,419,688	5,215,951	(203,737)
Philippine peso	Buy	J.P. Morgan	6/4/2013	9,750,000	233,281	230,637	(2,644)
Philippine peso	Buy	UBS AG	6/4/2013	146,000,000	3,580,186	3,453,646	(126,540)
Philippine peso	Buy	J.P. Morgan	7/5/2013	117,500,000	2,848,485	2,771,355	(77,130)
Philippine peso	Buy	Barclays Bank plc	8/12/2013	274,000,000	6,722,277	6,454,679	(267,598)
Polish zloty	Buy	Goldman Sachs	6/4/2013	4,800,000	1,500,181	1,459,410	(40,771)
Polish zloty	Buy	Credit Suisse	6/4/2013	9,050,000	2,829,295	2,751,596	(77,699)
Polish zloty	Buy	Barclays Bank plc	6/4/2013	1,500,000	462,044	456,066	(5,978)
Polish zloty	Buy	Goldman Sachs	7/5/2013	23,800,000	7,359,535	7,219,560	(139,975)
Polish zloty	Buy	Goldman Sachs	8/12/2013	21,800,000	6,826,507	6,597,477	(229,030)
Russian ruble	Buy	Barclays Bank plc	6/4/2013	315,000,000	10,151,466	9,865,099	(286,367)
Russian ruble	Buy	Barclays Bank plc	8/12/2013	74,600,000	2,342,597	2,306,241	(36,356)
Russian ruble	Buy	J.P. Morgan	6/4/2013	8,815,000	279,881	276,066	(3,815)
Russian ruble	Buy	J.P. Morgan	9/9/2013	343,000,000	10,629,067	10,557,552	(71,515)
Russian ruble	Buy	J.P. Morgan	6/4/2013	13,500,000	430,287	422,790	(7,497)
Russian ruble	Buy	Goldman Sachs	7/5/2013	81,300,000	2,533,421	2,530,503	(2,918)
Russian ruble	Buy	Deutsche Bank AG	8/12/2013	26,500,000	841,216	819,241	(21,975)
South Korean won	Buy	Deutsche Bank AG	6/4/2013	5,019,000,000	4,598,386	4,442,772	(155,614)
South Korean won	Buy	Credit Suisse	6/4/2013	1,801,000,000	1,650,628	1,594,229	(56,399)
South Korean won	Buy	J.P. Morgan	6/4/2013	289,000,000	256,629	255,820	(809)
South Korean won	Buy	J.P. Morgan	6/4/2013	200,000,000	179,017	177,038	(1,979)
South Korean won	Buy	Morgan Stanley	7/5/2013	557,200,000	497,389	491,575	(5,814)
South Korean won	Buy	J.P. Morgan	8/12/2013	9,564,000,000	8,669,954	8,423,451	(246,503)

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Thai baht	Buy	Morgan Stanley	6/4/2013	223,500,000	$7,484,930	$7,382,329	$(102,601)
Thai baht	Buy	UBS AG	6/4/2013	8,370,000	279,709	276,466	(3,243)
Thai baht	Buy	Barclays Bank plc	6/4/2013	10,500,000	357,489	346,821	(10,668)
Thai baht	Buy	J.P. Morgan	7/5/2013	15,900,000	541,092	524,298	(16,794)
Thai baht	Buy	UBS AG	7/5/2013	64,305,000	2,232,805	2,120,440	(112,365)
Thai baht	Buy	J.P. Morgan	8/16/2013	295,000,000	9,909,970	9,705,781	(204,189)
Turkish lira	Buy	Deutsche Bank AG	6/4/2013	15,395,000	8,471,209	8,220,531	(250,678)
Turkish lira	Buy	J.P. Morgan	6/4/2013	925,000	499,885	493,926	(5,959)
Turkish lira	Buy	Deutsche Bank AG	9/9/2013	17,500,000	9,236,705	9,228,810	(7,895)
Turkish lira	Buy	Goldman Sachs	6/4/2013	490,000	268,080	261,647	(6,433)
Turkish lira	Buy	Barclays Bank plc	7/5/2013	6,250,000	3,437,390	3,323,618	(113,772)
Turkish lira	Buy	Barclays Bank plc	7/5/2013	4,380,000	2,417,796	2,329,192	(88,604)
Turkish lira	Buy	Goldman Sachs	6/4/2013	335,000	184,785	178,881	(5,904)
Turkish lira	Buy	Deutsche Bank AG	8/16/2013	5,200,000	2,868,500	2,750,593	(117,907)
Argentine peso	Sell	UBS AG	6/4/2013	35,150,000	6,644,612	6,652,787	(8,175)
British pound	Sell	Barclays Bank plc	6/18/2013	3,359,000	5,058,704	5,103,176	(44,472)
euro	Sell	Deutsche Bank AG	6/20/2013	410,000	531,399	532,942	(1,543)
euro	Sell	J.P. Morgan	8/13/2013	1,638,000	2,107,256	2,129,857	(22,601)
Indonesian rupiah	Sell	J.P. Morgan	6/4/2013	43,450,000,000	4,382,249	4,435,937	(53,688)
Philippine peso	Sell	Morgan Stanley	6/4/2013	230,250,000	5,417,647	5,446,589	(28,942)
Singapore dollar	Sell	Credit Suisse	9/9/2013	4,350,000	3,435,493	3,441,826	(6,333)
South African rand	Buy	Deutsche Bank AG	6/4/2013	90,950,000	10,000,728	9,039,003	(961,725)
South African rand	Buy	Deutsche Bank AG	9/9/2013	95,500,000	9,371,473	9,362,128	(9,345)
South African rand	Buy	Goldman Sachs	6/4/2013	14,850,000	1,611,206	1,475,857	(135,349)
South African rand	Buy	UBS AG	6/4/2013	2,085,000	224,080	207,216	(16,864)
South African rand	Buy	Deutsche Bank AG	8/12/2013	15,400,000	1,688,065	1,515,627	(172,438)
South Korean won	Sell	Deutsche Bank AG	6/4/2013	7,309,000,000	6,451,015	6,469,859	(18,844)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(9,673,861)

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2013

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Asset-backed Securities	$—	$197,772,325	$—	$197,772,325
Corporate Bonds	—	1,845,517,949	—	1,845,517,949
Floating Rate Loans(4)
Automotive	—	758,441	—	758,441
Broadcasting	—	859,755	—	859,755
Chemicals	—	283,807	—	283,807
Energy Equipment & Services	—	2,503,941	—	2,503,941
Environmental Services	—	1,009,550	—	1,009,550
Food/Tobacco	—	334,548	—	334,548
Health Care	—	538,125	—	538,125
Leisure	—	252,688	—	252,688
Media	—	3,700,880	—	3,700,880
Metals & Minerals: Miscellaneous	—	—	1,726,397	1,726,397
Miscellaneous	—	758,409	704,994	1,463,403
Services	—	1,660,276	2,374,704	4,034,980
Telecommunications	—	—	204,500	204,500
Utilities	—	757,500	666,656	1,424,156
Utilities: Miscellaneous	—	—	2,106,173	2,106,173
Foreign Bonds	—	13,184,368	—	13,184,368
Foreign Government Obligations	—	24,329,577	—	24,329,577
Government Sponsored Enterprises
Collateralized Mortgage Obligations	—	4,187,812	—	4,187,812
Government Sponsored Enterprises
Pass-Throughs	—	161,510,134	—	161,510,134
Municipal Bonds	—	29,115,589	—	29,115,589
Non-Agency Commercial
Mortgage-Backed Securities	—	128,854,569	—	128,854,569
Repurchase Agreements	—	48,704,396	—	48,704,396

Total	$—	$2,466,594,639	$7,783,424	$2,474,378,063

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$2,655,684	$—	$2,655,684
Liabilities	—	(9,673,861)	—	(9,673,861)
Futures Contracts
Assets	2,065,914	—	—	2,065,914
Liabilities	(2,067,809)	—	—	(2,067,809)
Unfunded Commitments
Assets	—	7,858	—	7,858
Liabilities	—	—	—	—

Total	$(1,895)	$(7,010,319)	$—	$(7,012,214)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	There were no Level 1/Level 2 transfers during the six months ended May 31, 2013.
(4)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
INCOME FUND May 31, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans

Balance as of December 1, 2012	$5,937,028
Accrued discounts/premiums	22,268
Realized gain (loss)	54,360
Change in unrealized appreciation/depreciation	142,457
Purchases	1,843,697
Sales	(2,029,613)
Net transfers in or out of level 3	1,813,227

Balance as of May 31, 2013	$7,783,424

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 94.90%

ASSET-BACKED SECURITIES 9.93%

Automobiles 5.63%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$100	$100,390
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	124	124,207
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	116	116,177
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	2,040	2,045,265
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	940	940,636
Ally Auto Receivables Trust 2013-SN1 A2(a)	0.52%	5/20/2015	1,080	1,079,899
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	23	23,427
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	158	158,637
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	163	163,140
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	1,139	1,140,336
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	807	807,842
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	1,118	1,118,912
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	1,245	1,246,434
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	1,210	1,209,523
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	1,200	1,199,408
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	819	817,168
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	169	168,890
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	875	874,616
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,929	1,928,282
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	1,579	1,579,852
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	68	68,366
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	14	13,820
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	66	66,277
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	828	828,144
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	74	74,373

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	$1,000	$1,002,408
Honda Auto Receivables Owner Trust 2012-4 A3	0.52%	8/18/2016	840	840,059
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	279	279,218
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	1,620	1,619,278
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	262	262,595
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	3,425	3,439,197
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	3,800	3,798,685
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	181	181,507
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	850	849,654
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,060	1,059,354
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	85	85,283
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	3,000	2,999,624
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	2,633	2,631,088
Nissan Auto Lease Trust 2011-B A3	0.92%	2/16/2015	924	926,155
Nissan Auto Lease Trust 2012-A A3	0.98%	5/15/2015	500	502,165
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	3,275	3,278,943
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	117	116,902
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	103	103,872
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%	4/15/2015	569	569,945
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	257	257,648
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	125	125,791
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	58	58,411
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	640	643,178
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	538	538,384
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	2,050	2,059,023
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	980	981,178

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2012-5 A3	0.83%		12/15/2016	$370	$370,800
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	800	800,165
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	2,226	2,227,089
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	300	300,083
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	300	299,788
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	2,000	1,999,981
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	1,350	1,349,732
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	930	926,227
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	2,550	2,560,440
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	2,555	2,550,695

Total					60,488,566

Credit Cards 1.18%
American Express Credit Account Master Trust 2012-3 B	0.699%	#	3/15/2018	300	300,399
Bank of America Credit Card Trust 2008-C5	4.949%	#	3/15/2016	1,600	1,626,914
Bank One Issuance Trust 2003-A8	0.449%	#	5/16/2016	345	345,199
Chase Issuance Trust 2012-A1	0.299%	#	5/16/2016	400	400,271
Chase Issuance Trust 2012-A6 A	0.329%	#	8/15/2017	650	651,048
Citibank Omni Master Trust 2009-A14A†	2.949%	#	8/15/2018	2,550	2,627,182
Discover Card Execution Note Trust 2008-A4	5.65%		12/15/2015	275	275,567
Discover Card Execution Note Trust 2012-B3	0.649%	#	5/15/2018	1,150	1,153,728
Dryrock Issuance Trust 2012-1 A	0.349%	#	8/15/2017	925	925,000
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	750	747,169
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	1,460	1,504,033
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	405,557
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,750	1,742,949

Total					12,705,016

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Home Equity 0.62%
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.353%	#	5/25/2036	$2,009	$1,826,667
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.263%	#	12/25/2036	56	54,925
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.313%	#	4/25/2037	4	4,082
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A	0.253%	#	5/25/2037	8	8,405
Home Equity Asset Trust 2006-6 2A2	0.303%	#	11/25/2036	780	773,616
Home Equity Asset Trust 2006-7 2A2	0.303%	#	1/25/2037	2,237	2,178,666
Home Equity Asset Trust 2006-8 2A2	0.303%	#	3/25/2037	979	967,621
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	656	650,438
Option One Mortgage Loan Trust 2005-1 A4	0.593%	#	2/25/2035	243	239,036

Total					6,703,456

Other 2.50%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.523%	#	6/25/2035	56	55,835
CIT Mortgage Loan Trust 2007-1 2A2†	1.443%	#	10/25/2037	1,607	1,600,008
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.293%	#	12/25/2036	625	614,934
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	520	521,198
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	1,100	1,121,688
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1†	0.898%		1/15/2044	1,100	1,101,011
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,750	2,771,986
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B1†	1.247%		1/15/2044	350	350,628
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,000	1,000,000
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	750	750,000
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,000	999,998
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	1,000,000
Morgan Stanley ABS Capital I 2006-HE1 A3	0.373%	#	1/25/2036	127	125,097
Nelnet Student Loan Trust 2010-3A A†	1.056%	#	7/27/2048	761	770,611

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
Nelnet Student Loan Trust 2010-4A A†	0.993%	#	4/25/2046	$285	$289,514
Nelnet Student Loan Trust 2012-1A A†	0.993%	#	12/27/2039	430	436,467
Saxon Asset Securities Trust 2006-3 A2	0.303%	#	10/25/2046	46	45,563
SLM Student Loan Trust 2007-2 A2	0.276%	#	7/25/2017	427	426,489
SLM Student Loan Trust 2007-6 A2	0.526%	#	1/25/2019	264	264,277
SLM Student Loan Trust 2007-7 A2	0.476%	#	1/25/2016	429	429,185
SLM Student Loan Trust 2010-A 2A†	3.449%	#	5/16/2044	2,000	2,119,739
SLM Student Loan Trust 2010-C A1†	1.849%	#	12/15/2017	94	94,229
SLM Student Loan Trust 2011-1 A1(b)	0.713%	#	3/25/2026	445	447,957
SLM Student Loan Trust 2011-A A1†	1.199%	#	10/15/2024	2,214	2,230,694
SLM Student Loan Trust 2011-B A1†	1.049%	#	12/16/2024	1,107	1,113,375
SLM Student Loan Trust 2011-C A1†	1.599%	#	12/15/2023	605	611,219
SLM Student Loan Trust 2012-A A1†	1.599%	#	8/15/2025	197	200,134
SLM Student Loan Trust 2012-C A1†	1.299%	#	8/15/2023	1,063	1,073,333
SLM Student Loan Trust 2012-E A1†	0.949%	#	10/16/2023	779	783,292
SLM Student Loan Trust 2013-B A1†	0.85%	#	7/15/2022	1,936	1,939,197
Structured Asset Securities Corp. 2006-GEL3 A2†	0.423%	#	7/25/2036	123	121,705
Structured Asset Securities Corp. 2007-BC2 A3	0.323%	#	3/25/2037	1,500	1,443,215

Total					26,852,578

Total Asset-Backed Securities (cost $106,614,958)					106,749,616

CONVERTIBLE BONDS 0.20%

Financial: Miscellaneous 0.03%
NASDAQ OMX Group, Inc. (The)	2.50%		8/15/2013	335	336,256

Metals & Minerals: Miscellaneous 0.17%
AngloGold Ashanti Holdings Finance plc†	3.50%		5/22/2014	1,750	1,769,697

Total Convertible Bonds (cost $2,119,322)					2,105,953

CORPORATE BONDS 44.28%

Advertising 0.02%
MDC Partners, Inc.†	6.75%		4/1/2020	225	231,188

Aerospace/Defense 0.05%
BAE Systems plc (United Kingdom)(c)	3.50%		10/11/2016	306	322,506
Litton Industries, Inc.	6.75%		4/15/2018	200	231,904

Total					554,410

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Air Transportation 0.20%
Continental Airlines, Inc.	7.461%		10/1/2016	$9	$9,338
United Airlines, Inc.†	6.75%		9/15/2015	1,250	1,310,937
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	784	849,118

Total					2,169,393

Apparel 0.35%
Fifth & Pacific Cos., Inc.	10.50%		4/15/2019	170	190,400
J. Crew Group, Inc.	8.125%		3/1/2019	1,700	1,819,000
Perry Ellis International, Inc.	7.875%		4/1/2019	469	505,347
PVH Corp.	7.375%		5/15/2020	1,100	1,223,750

Total					3,738,497

Auto Parts: Original Equipment 0.09%
Delphi Corp.	5.875%		5/15/2019	50	53,625
Hertz Corp. (The)	5.875%		10/15/2020	380	402,800
International Automotive Components Group SA (Luxembourg)(c)	9.125%		6/1/2018	100	99,375
Stanadyne Holdings, Inc.	12.00%		2/15/2015	50	33,250
Titan International, Inc.†	7.875%		10/1/2017	309	332,175

Total					921,225

Auto: Trucks & Parts 0.00%
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	25	25,438

Automotive 0.22%
Kia Motors Corp. (South Korea)(c)	3.625%		6/14/2016	200	209,601
TRW Automotive, Inc.†	8.875%		12/1/2017	1,974	2,117,115

Total					2,326,716

Banks: Diversified 7.28%
Abbey National Treasury Services plc (United Kingdom)(c)	1.856%	#	4/25/2014	275	277,460
Abbey National Treasury Services plc (United Kingdom)(c)	2.875%		4/25/2014	1,650	1,680,746
Abbey National Treasury Services plc (United Kingdom)(c)	3.875%		11/10/2014	1,050	1,088,571
Associated Banc-Corp	1.875%		3/12/2014	550	552,058
Associated Banc-Corp	5.125%		3/28/2016	1,370	1,496,124
Banco Bradesco SA†	2.374%	#	5/16/2014	1,953	1,972,122
Banco Bradesco SA†	4.50%		1/12/2017	700	740,670
Banco Davivienda SA (Colombia)(c)	2.95%		1/29/2018	200	195,750
Banco de Credito e Inversiones (Chile)(c)	3.00%		9/13/2017	200	200,606

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Banco del Estado de Chile (Chile)(c)	2.00%		11/9/2017	$1,000	$990,514
Banco del Estado de Chile COD	2.03%		4/2/2015	100	102,336
Banco do Brasil SA	3.875%		1/23/2017	200	208,500
Banco Santander Chile (Chile)(c)	2.149%	#	6/7/2018	1,000	1,000,000
Bank of America Corp.	5.375%		6/15/2014	1,800	1,881,171
Bank of America Corp.	5.42%		3/15/2017	1,279	1,408,363
Bank of America Corp.	5.75%		12/1/2017	315	361,082
Bank of America Corp.	5.75%		8/15/2016	370	409,301
Bank of America Corp.	6.00%		9/1/2017	275	317,170
Bank of America Corp.	7.625%		6/1/2019	450	567,506
Bank of America Corp.	7.75%		8/15/2015	400	449,814
Bank of America Corp.	7.80%		9/15/2016	1,850	2,173,103
Bank of America NA	5.30%		3/15/2017	2,425	2,692,184
Bank of America NA	6.10%		6/15/2017	500	570,804
Bank of Nova Scotia (Canada)(c)	2.15%		8/3/2016	1,980	2,061,174
Citigroup, Inc.	4.875%		5/7/2015	500	530,919
Citigroup, Inc.	5.00%		9/15/2014	6,175	6,461,458
Citigroup, Inc.	5.50%		2/15/2017	3,350	3,726,101
Commonwealth Bank of Australia (Australia)(c)	2.70%		11/25/2014	280	289,513
Corpbanca SA (Chile)(c)	3.125%		1/15/2018	200	198,621
Discover Bank	8.70%		11/18/2019	750	986,654
DnB NOR Boligkreditt AS (Norway)(c)	2.10%		10/14/2016	4,290	4,431,999
First Citizens St. Lucia Ltd. (Saint Lucia)(c)	4.903%		2/9/2016	150	156,758
First Midwest Bancorp, Inc.	5.875%		11/22/2016	125	133,417
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	2,064	2,295,071
Goldman Sachs Group, Inc. (The)	6.15%		4/1/2018	2,850	3,316,736
Goldman Sachs Group, Inc. (The)	6.25%		9/1/2017	300	348,760
Hana Bank (South Korea)(c)	1.375%		2/5/2016	200	198,664
HBOS plc (United Kingdom)(c)	6.75%		5/21/2018	2,000	2,254,662
JPMorgan Chase Bank NA	6.00%		10/1/2017	4,250	4,965,594
KeyBank NA	7.413%		10/15/2027	600	668,700
Korea Development Bank (The) (South Korea)(c)	1.00%		1/22/2016	200	197,679
Morgan Stanley	3.45%		11/2/2015	700	731,399
Morgan Stanley	4.00%		7/24/2015	1,600	1,684,624
Morgan Stanley	4.20%		11/20/2014	575	599,221
Morgan Stanley	4.75%		4/1/2014	2,500	2,569,192
Morgan Stanley	5.375%		10/15/2015	750	817,065
Morgan Stanley	5.55%		4/27/2017	375	419,237

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Morgan Stanley	5.95%		12/28/2017	$150	$172,319
Morgan Stanley	6.00%		4/28/2015	2,250	2,441,966
Morgan Stanley	6.25%		8/28/2017	750	866,090
Nordea Eiendomskreditt AS (Norway)(c)	2.125%		9/22/2017	1,210	1,251,112
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019	15	16,875
Provident Funding Associates LP/PFG Finance Corp.†	10.25%		4/15/2017	600	681,150
Regions Bank	7.50%		5/15/2018	2,075	2,523,156
Regions Financial Corp.	7.75%		11/10/2014	325	353,618
Royal Bank of Canada (Canada)(c)	1.20%		9/19/2017	2,345	2,335,139
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)(c)	5.298%		12/27/2017	200	209,342
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)(c)	7.125%		1/14/2014	200	207,120
Sberbank via SB Capital SA (Russia)(c)	4.95%		2/7/2017	200	212,750
Sberbank via SB Capital SA (Russia)(c)	5.40%		3/24/2017	100	107,650
Shinhan Bank (South Korea)(c)	4.375%		7/27/2017	200	217,339
Sparebank 1 Boligkreditt AS (Norway)(c)	2.30%		6/30/2018	950	980,654
Standard Chartered Bank (United Kingdom)(c)	6.40%		9/26/2017	1,400	1,629,866
Swedbank Hypotek AB (Sweden)(c)	2.95%		3/28/2016	370	391,022
Synovus Financial Corp.	5.125%		6/15/2017	300	303,000
Synovus Financial Corp.	7.875%		2/15/2019	200	227,500
Turkiye Halk Bankasi AS (Turkey)(c)	4.875%		7/19/2017	1,200	1,262,244
Turkiye Vakiflar Bankasi Tao (Turkey)(c)	3.75%		4/15/2018	300	301,500
VTB Bank OJSC via VTB Capital SA (Luxembourg)(c)	6.00%		4/12/2017	200	213,000

Total					78,283,585

Banks: Money Center 0.70%
Akbank TAS (Turkey)(c)	3.875%		10/24/2017	150	154,500
Banco de Credito del Peru (Peru)(c)	4.75%		3/16/2016	100	106,500
Banco Latinoamericano de Comercio Exterior SA (Panama)(c)	3.75%		4/4/2017	200	206,500
BBVA Banco Continental SA (Peru)(c)	2.25%		7/29/2016	600	594,000
BBVA Banco Continental SA (Peru)(c)	3.25%		4/8/2018	400	398,000
Caribbean Development Bank†	0.576%	#	7/19/2013	200	200,061
Eurasian Development Bank (Kazakhstan)(c)	7.375%		9/29/2014	400	429,872
Export-Import Bank of Korea (South Korea)(c)	3.75%		10/20/2016	200	214,230
Wilmington Trust Corp.	8.50%		4/2/2018	350	432,638
Zions Bancorporation	4.00%		6/20/2016	375	398,114

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Money Center (continued)
Zions Bancorporation	4.50%	3/27/2017	$1,500	$1,616,866
Zions Bancorporation	7.75%	9/23/2014	2,550	2,754,018

Total				7,505,299

Beverages 0.25%
Beam, Inc.	4.875%	12/1/2013	100	101,927
Beam, Inc.	5.375%	1/15/2016	150	164,981
Central American Bottling Corp.†	6.75%	2/9/2022	30	32,550
Cott Beverages, Inc.	8.125%	9/1/2018	50	54,437
Cott Beverages, Inc.	8.375%	11/15/2017	550	587,812
Pernod Ricard SA (France)(c)	2.95%	1/15/2017	1,650	1,718,330

Total				2,660,037

Biotechnology Research & Production 0.63%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	1,500	1,593,401
Life Technologies Corp.	3.50%	1/15/2016	2,452	2,567,305
Life Technologies Corp.	4.40%	3/1/2015	2,500	2,633,890

Total				6,794,596

Brokers 0.23%
E*Trade Financial Corp.	6.75%	6/1/2016	200	215,000
Jefferies Group, Inc.	5.875%	6/8/2014	325	343,688
Raymond James Financial, Inc.	8.60%	8/15/2019	1,500	1,907,149

Total				2,465,837

Building Materials 0.18%
Cemex Finance LLC†	9.375%	10/12/2022	200	225,000
Cimento Tupi SA (Brazil)(c)	9.75%	5/11/2018	95	98,562
Interline Brands, Inc.	7.50%	11/15/2018	245	263,375
Interline Brands, Inc. PIK	10.00%	11/15/2018	500	556,250
Nortek, Inc.	8.50%	4/15/2021	165	181,500
Owens Corning, Inc.	6.50%	12/1/2016	200	225,270
Owens Corning, Inc.	9.00%	6/15/2019	321	405,010

Total				1,954,967

Business Services 0.62%
Alliance Data Systems Corp.†	5.25%	12/1/2017	850	894,625
Alliance Data Systems Corp.†	6.375%	4/1/2020	500	542,500
Brickman Group Holdings, Inc.†	9.125%	11/1/2018	560	609,000
ERAC USA Finance LLC†	2.75%	7/1/2013	120	120,190
Expedia, Inc.	7.456%	8/15/2018	550	648,735

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services (continued)
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	$100	$105,875
Iron Mountain, Inc.	7.75%	10/1/2019	859	963,154
Iron Mountain, Inc.	8.00%	6/15/2020	525	549,412
Iron Mountain, Inc.	8.375%	8/15/2021	1,500	1,636,875
Monitronics International, Inc.	9.125%	4/1/2020	150	162,750
Verisk Analytics, Inc.	4.875%	1/15/2019	435	476,561

Total				6,709,677

Chemicals 1.32%
Airgas, Inc.	7.125%	10/1/2018	1,125	1,186,227
Braskem SA (Brazil)(c)	11.75%	1/22/2014	100	106,375
Cabot Finance BV (Netherlands)(c)	5.25%	9/1/2013	130	131,315
CF Industries, Inc.	6.875%	5/1/2018	2,108	2,535,435
Chemtura Corp.	7.875%	9/1/2018	800	880,000
Huntsman International LLC	8.625%	3/15/2020	715	793,650
Incitec Pivot Ltd. (Australia)(c)	4.00%	12/7/2015	585	615,582
Methanex Corp. (Canada)(c)	3.25%	12/15/2019	400	401,378
Methanex Corp. (Canada)(c)	6.00%	8/15/2015	1,000	1,082,617
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,000	1,095,000
Rhodia SA (France)(c)	6.875%	9/15/2020	3,636	4,132,252
Sibur Securities Ltd. (Ireland)(c)	3.914%	1/31/2018	200	192,750
Yara International ASA (Norway)(c)	7.875%	6/11/2019	850	1,067,974

Total				14,220,555

Coal 0.25%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	1,350	1,444,500
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,100	1,215,500

Total				2,660,000

Communications & Media 0.15%
Digicel Ltd. (Jamaica)(c)	8.25%	9/1/2017	1,500	1,567,500

Computer Hardware 0.33%
Hewlett-Packard Co.	1.25%	9/13/2013	1,625	1,626,955
Hewlett-Packard Co.	6.125%	3/1/2014	1,850	1,919,379

Total				3,546,334

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Software 0.44%
Autodesk, Inc.	1.95%	12/15/2017	$1,500	$1,489,620
Brocade Communications Systems, Inc.	6.875%	1/15/2020	135	147,487
SERENA Software, Inc.	10.375%	3/15/2016	850	862,750
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,800	1,926,000
Symantec Corp.	2.75%	6/15/2017	340	348,833

Total				4,774,690

Construction/Homebuilding 0.24%
CRH America, Inc.	4.125%	1/15/2016	125	132,274
CRH America, Inc.	5.30%	10/15/2013	1,068	1,085,971
CRH America, Inc.	6.00%	9/30/2016	600	681,203
CRH America, Inc.	8.125%	7/15/2018	350	436,068
Empresas ICA SAB de CV (Mexico)(c)	8.375%	7/24/2017	300	256,500

Total				2,592,016

Consumer Products 0.11%
Avon Products, Inc.	2.375%	3/15/2016	1,150	1,169,954

Containers 0.29%
Berry Plastics Corp.	9.50%	5/15/2018	1,225	1,347,500
BWAY Holding Co.	10.00%	6/15/2018	300	333,750
Rock-Tenn Co.	4.45%	3/1/2019	1,339	1,457,477

Total				3,138,727

Copper 0.01%
Southern Copper Corp.	6.375%	7/27/2015	100	109,607

Data Product, Equipment & Communications 0.70%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	850	910,562
Fidelity National Information Services, Inc.	7.875%	7/15/2020	5,600	6,276,721
Total System Services, Inc.	2.375%	6/1/2018	371	370,026

Total				7,557,309

Diversified 0.16%
Ingersoll-Rand Global Holding Co. Ltd.	9.50%	4/15/2014	1,600	1,717,661

Drugs 1.02%
Actavis, Inc.	1.875%	10/1/2017	767	762,694
Mylan, Inc.†	6.00%	11/15/2018	3,400	3,698,394
Mylan, Inc.†	7.625%	7/15/2017	925	1,019,208
Mylan, Inc.†	7.875%	7/15/2020	3,300	3,836,956

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Drugs (continued)
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC(c)	7.75%	9/15/2018	$1,500	$1,662,188

Total				10,979,440

Electric: Power 1.22%
Black Hills Corp.	9.00%	5/15/2014	1,175	1,257,815
CE Generation LLC	7.416%	12/15/2018	1,169	1,189,500
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	350	391,101
DPL, Inc.	6.50%	10/15/2016	500	541,250
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	1,125	1,223,673
Entergy Corp.	4.70%	1/15/2017	1,275	1,376,241
Indiantown Cogeneration LP	9.77%	12/15/2020	714	796,404
NiSource Finance Corp.	5.40%	7/15/2014	100	104,877
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	380	406,364
PPL WEM Holdings plc (United Kingdom)(c)	3.90%	5/1/2016	1,850	1,960,449
Red Oak Power LLC	8.54%	11/30/2019	681	735,353
Trans-Allegheny Interstate Line Co.†	4.00%	1/15/2015	1,000	1,044,126
TransAlta Corp. (Canada)(c)	5.75%	12/15/2013	2,045	2,097,027

Total				13,124,180

Electrical Equipment 0.10%
STATS ChipPAC Ltd. (Singapore)(c)	4.50%	3/20/2018	300	299,250
Xerox Corp.	8.25%	5/15/2014	750	801,163

Total				1,100,413

Electrical: Household 0.03%
WireCo WorldGroup, Inc.	9.50%	5/15/2017	360	375,300

Electronics 0.14%
FLIR Systems, Inc.	3.75%	9/1/2016	589	613,022
Jabil Circuit, Inc.	7.75%	7/15/2016	750	866,250

Total				1,479,272

Electronics: Semi-Conductors/Components 0.12%
Avnet, Inc.	5.875%	3/15/2014	1,200	1,242,558

Energy Equipment & Services 0.74%
Energy Transfer Partners LP	6.00%	7/1/2013	1,940	1,946,586
Energy Transfer Partners LP	6.125%	2/15/2017	500	570,951
Energy Transfer Partners LP	8.50%	4/15/2014	1,500	1,597,201
Energy Transfer Partners LP	9.00%	4/15/2019	2,070	2,704,153

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy Equipment & Services (continued)
Energy Transfer Partners LP	9.70%	3/15/2019	$726	$969,394
NRG Energy, Inc.	7.625%	5/15/2019	164	175,070

Total				7,963,355

Engineering & Contracting Services 0.28%
Andrade Gutierrez International SA (Luxembourg)(c)	4.00%	4/30/2018	300	298,125
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	375	281,250
URS Corp.†	4.10%	4/1/2017	2,350	2,437,831

Total				3,017,206

Entertainment 1.04%
American Casino & Entertainment Properties LLC/ACEP Finance Corp.	11.00%	6/15/2014	1,450	1,454,531
Cinemark USA, Inc.	8.625%	6/15/2019	500	562,250
Greektown Superholdings, Inc.	13.00%	7/1/2015	475	510,625
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	250	270,938
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	100	101,500
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	300	330,000
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	2,950	3,160,187
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	500	545,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,600	1,587,000
Vail Resorts, Inc.	6.50%	5/1/2019	1,275	1,370,625
WMG Acquisition Corp.	11.50%	10/1/2018	975	1,155,375
WMG Holdings Corp.†	13.75%	10/1/2019	100	120,500

Total				11,168,531

Financial Services 2.75%
Air Lease Corp.	6.125%	4/1/2017	1,250	1,353,125
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	2,798	3,138,771
Credit Suisse AG (Guernsey)(c)	1.625%	3/6/2015	2,055	2,089,986
DTEK Finance plc (United Kingdom)(c)	7.875%	4/4/2018	500	497,500
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	1,236	1,267,136
General Electric Capital Corp.	4.375%	9/21/2015	835	898,855
Graton Economic Development Authority†	9.625%	9/1/2019	500	568,125
Hyundai Capital America†	1.625%	10/2/2015	250	251,882
Hyundai Capital America†	3.75%	4/6/2016	100	105,123
Hyundai Capital America†	4.00%	6/8/2017	200	213,501
Hyundai Capital Services, Inc. (South Korea)(c)	3.50%	9/13/2017	200	210,033
Hyundai Capital Services, Inc. (South Korea)(c)	4.375%	7/27/2016	1,000	1,073,213
Hyundai Capital Services, Inc. (South Korea)(c)	6.00%	5/5/2015	200	216,641

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	$325	$343,688
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	150	157,137
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	350	366,464
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	500	553,098
Merrill Lynch & Co., Inc.	6.40%	8/28/2017	575	669,217
MU Finance plc (United Kingdom)(c)	8.375%	2/1/2017	1,260	1,367,042
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020	350	385,000
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	150	171,750
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	1,150	1,322,500
Nationstar Mortgage LLC/Nationstar Capital Corp.	10.875%	4/1/2015	850	902,062
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	277	306,085
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	1,050	1,223,250
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,076	1,107,821
Utility Contract Funding LLC†	7.944%	10/1/2016	696	766,802
Virgin Media Secured Finance plc (United Kingdom)(c)	6.50%	1/15/2018	2,850	3,013,875
Western Union Co. (The)	2.875%	12/10/2017	3,500	3,573,577
Woodside Finance Ltd. (Australia)(c)	4.50%	11/10/2014	350	367,226
Woodside Finance Ltd. (Australia)(c)	5.00%	11/15/2013	150	152,804
Woodside Finance Ltd. (Australia)(c)	8.125%	3/1/2014	835	877,122

Total				29,510,411

Financial: Miscellaneous 2.19%
Bunge Ltd. Finance Corp.	4.10%	3/15/2016	1,000	1,065,332
Compagnie de Financement Foncier SA (France)(c)	2.25%	3/7/2014	4,700	4,769,485
Equifax, Inc.	4.45%	12/1/2014	100	104,880
Ford Motor Credit Co. LLC	2.75%	5/15/2015	150	153,507
Ford Motor Credit Co. LLC	3.875%	1/15/2015	500	518,786
Ford Motor Credit Co. LLC	4.25%	2/3/2017	375	400,648
Ford Motor Credit Co. LLC	7.00%	4/15/2015	700	770,356
Ford Motor Credit Co. LLC	8.00%	12/15/2016	3,125	3,759,269
Ford Motor Credit Co. LLC	8.70%	10/1/2014	1,500	1,648,524
Ford Motor Credit Co. LLC	12.00%	5/15/2015	1,275	1,534,666
Hercules Offshore, Inc.†	10.50%	10/15/2017	625	675,000
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	650	677,618
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	660	719,797
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	450	483,790
SLM Corp.	3.875%	9/10/2015	375	383,437

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial: Miscellaneous (continued)
SLM Corp.	5.00%	10/1/2013	$25	$25,281
SLM Corp.	5.00%	6/15/2018	200	200,499
SLM Corp.	6.00%	1/25/2017	1,050	1,110,375
SLM Corp.	6.25%	1/25/2016	1,650	1,759,374
SLM Corp.	8.45%	6/15/2018	2,325	2,592,375
Turkiye Garanti Bankasi AS (Turkey)(c)	4.00%	9/13/2017	200	206,250

Total				23,559,249

Food 0.52%
CFG Investment SAC (Peru)(c)	9.75%	7/30/2019	200	186,500
Dean Foods Co.	9.75%	12/15/2018	1,400	1,620,500
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	850	943,500
JBS USA LLC/JBS USA Finance, Inc.	11.625%	5/1/2014	100	107,750
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014	600	648,300
Southern States Cooperative, Inc.†	11.25%	5/15/2015	500	526,250
Want Want China Finance Ltd. (China)(c)	1.875%	5/14/2018	700	688,053
Wells Enterprises, Inc.†	6.75%	2/1/2020	275	295,625
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	585	620,691

Total				5,637,169

Gaming 0.05%
CCM Merger, Inc.†	9.125%	5/1/2019	450	495,000

Health Care 0.08%
VWR Funding, Inc.†	10.75%	6/30/2017	810	842,400

Health Care Products 0.36%
Bausch & Lomb, Inc.	9.875%	11/1/2015	1,175	1,222,000
Biogen Idec, Inc.	6.875%	3/1/2018	750	911,045
Boston Scientific Corp.	5.125%	1/12/2017	1,000	1,108,784
Boston Scientific Corp.	6.40%	6/15/2016	50	56,697
Hanger, Inc.	7.125%	11/15/2018	225	244,969
Mallinckrodt International Finance SA†	3.50%	4/15/2018	300	303,729

Total				3,847,224

Health Care Services 0.06%
Capella Healthcare, Inc.	9.25%	7/1/2017	100	107,375
Centene Corp.	5.75%	6/1/2017	33	35,557
Community Health Systems, Inc.	8.00%	11/15/2019	375	414,375
Coventry Health Care, Inc.	6.30%	8/15/2014	100	106,381

Total				663,688

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Household Equipment/Products 0.17%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%		8/15/2019	$750	$820,312
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%		2/15/2016	1,000	1,030,010

Total					1,850,322

Industrial Products 0.18%
Mueller Water Products, Inc.	7.375%		6/1/2017	1,250	1,287,500
PPL WW Holdings Ltd. (United Kingdom)(c)	7.25%		12/15/2017	525	613,955

Total					1,901,455

Insurance 0.69%
Allied World Assurance Co. Ltd.	7.50%		8/1/2016	75	88,480
Assurant, Inc.	2.50%		3/15/2018	400	399,261
Fidelity National Financial, Inc.	6.60%		5/15/2017	475	533,247
Hartford Financial Services Group, Inc.	4.75%		3/1/2014	175	179,586
Hartford Financial Services Group, Inc.	5.50%		10/15/2016	100	112,354
Liberty Mutual Group, Inc.†	5.75%		3/15/2014	100	103,160
Markel Corp.	7.125%		9/30/2019	460	566,945
QBE Insurance Group Ltd. (Australia)(c)	5.647%	#	7/1/2023	225	225,000
UnumProvident Finance Co. plc (United Kingdom)(c)	6.85%		11/15/2015	675	755,721
Willis Group Holdings plc (United Kingdom)(c)	4.125%		3/15/2016	1,150	1,210,832
Willis North America, Inc.	5.625%		7/15/2015	2,332	2,512,131
Willis North America, Inc.	6.20%		3/28/2017	615	695,798

Total					7,382,515

Investment Management Companies 0.40%
Lazard Group LLC	6.85%		6/15/2017	1,350	1,547,946
Lazard Group LLC	7.125%		5/15/2015	1,300	1,424,457
Nuveen Investments, Inc.	5.50%		9/15/2015	1,108	1,119,080
Yankee Candle Corp.	9.75%		2/15/2017	225	233,159

Total					4,324,642

Jewelry, Watches & Gemstones 0.16%
ALROSA Finance SA (Luxembourg)(c)	8.875%		11/17/2014	1,600	1,756,640

Leasing 0.50%
International Lease Finance Corp.	5.625%		9/20/2013	475	480,938
NESCO LLC/NESCO Holdings Corp.†	11.75%		4/15/2017	638	720,940
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%		7/17/2018	1,600	1,649,541
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%		3/15/2018	1,150	1,207,683

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	$1,250	$1,334,732

Total				5,393,834

Leisure 0.31%
Easton-Bell Sports, Inc.	9.75%	12/1/2016	2,525	2,723,869
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	135	141,075
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	428	492,200

Total				3,357,144

Lodging 1.01%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	450	501,750
Host Hotels & Resorts LP	5.875%	6/15/2019	3,039	3,343,985
Host Hotels & Resorts LP	6.00%	11/1/2020	4,000	4,462,520
Host Hotels & Resorts LP	6.75%	6/1/2016	318	321,940
Hyatt Hotels Corp.	3.875%	8/15/2016	50	53,075
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,335,496
Sugarhouse HSP Gaming Prop. Mezz. LP/ Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	450	479,812
Wyndham Worldwide Corp.	2.50%	3/1/2018	225	225,874
Wyndham Worldwide Corp.	2.95%	3/1/2017	150	154,671

Total				10,879,123

Machinery: Agricultural 0.37%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	250	246,250
Camposol SA (Peru)(c)	9.875%	2/2/2017	170	180,200
Lorillard Tobacco Co.	8.125%	6/23/2019	2,200	2,785,946
MHP SA (Ukraine)(c)	10.25%	4/29/2015	600	641,358
Universal Corp.	5.20%	10/15/2013	150	151,946

Total				4,005,700

Machinery: Oil Well Equipment & Services 0.05%
National Oilwell Varco, Inc.	6.125%	8/15/2015	500	501,155

Manufacturing 0.07%
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	200	213,000
Smiths Group plc (United Kingdom)(c)	6.05%	5/15/2014	500	517,983

Total				730,983

Materials & Commodities 0.11%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,050	1,141,875

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media 0.55%
Globo Comunicacao e Participacoes SA (Brazil)(7.25% after 5/11/2017)	5.307%	5/11/2022		$200	$214,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		175	195,562
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		1,750	1,740,375
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017		2,300	2,432,250
NET Servicos de Comunicacao SA (Brazil)(c)	7.50%	1/27/2020		413	460,495
Videotron Ltee (Canada)(c)	6.375%	12/15/2015		100	101,500
Videotron Ltee (Canada)(c)	9.125%	4/15/2018		700	736,750

Total					5,880,932

Metal Fabricating 0.52%
Severstal Columbus LLC	10.25%	2/15/2018		1,100	1,182,500
Timken Co.	6.00%	9/15/2014		4,175	4,421,388
Xstrata Canada Corp. (Canada)(c)	6.00%	10/15/2015		25	27,492

Total					5,631,380

Metals & Minerals: Miscellaneous 0.89%
Allied Nevada Gold Corp.(d)	8.75%	6/1/2019	CAD	2,050	1,829,033
Anglo American Capital plc (United Kingdom)(c)	9.375%	4/8/2019		$2,375	3,104,032
Compass Minerals International, Inc.	8.00%	6/1/2019		250	272,500
Corp. Nacional del Cobre de Chile (Chile)(c)	4.75%	10/15/2014		600	626,549
IAMGOLD Corp. (Canada)(c)	6.75%	10/1/2020		635	584,200
KGHM International Ltd. (Canada)(c)	7.75%	6/15/2019		425	446,250
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016		1,900	1,931,506
New Gold, Inc. (Canada)(c)	7.00%	4/15/2020		355	378,075
New Gold, Inc. (Canada)(c)	6.25%	11/15/2022		20	20,700
Xstrata Finance Canada Ltd. (Canada)(c)	2.05%	10/23/2015		350	353,063

Total					9,545,908

Natural Gas 0.09%
Korea Gas Corp. (South Korea)(c)	6.00%	7/15/2014		230	242,064
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		110	120,748
Tennessee Gas Pipeline Co.	8.00%	2/1/2016		500	586,683

Total					949,495

Oil 2.38%
Afren plc (United Kingdom)(c)	10.25%	4/8/2019		200	236,768
Afren plc (United Kingdom)(c)	11.50%	2/1/2016		400	472,040
Alliance Oil Co., Ltd. (Russia)(c)	9.875%	3/11/2015		500	542,500
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		20	21,450

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)
Antero Resources Finance Corp.	7.25%	8/1/2019	$250	$271,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	400	442,000
Canadian Oil Sands Ltd. (Canada)(c)	5.80%	8/15/2013	125	126,232
Canadian Oil Sands Ltd. (Canada)(c)	7.75%	5/15/2019	208	258,971
Chaparral Energy, Inc.	7.625%	11/15/2022	150	162,750
Chaparral Energy, Inc.	9.875%	10/1/2020	730	839,500
CNPC General Capital Ltd. (China)(c)	1.45%	4/16/2016	400	399,082
CNPC General Capital Ltd. (China)(c)	2.75%	4/19/2017	200	205,101
Concho Resources, Inc.	7.00%	1/15/2021	66	72,105
Continental Resources, Inc.	5.00%	9/15/2022	425	442,000
Continental Resources, Inc.	7.125%	4/1/2021	500	563,750
Continental Resources, Inc.	7.375%	10/1/2020	700	792,750
DCP Midstream LLC†	9.70%	12/1/2013	600	625,268
DCP Midstream LLC†	9.75%	3/15/2019	700	924,370
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	676	726,700
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	745	830,675
Gazprom OAO via Gaz Capital SA (Luxembourg)(c)	4.95%	5/23/2016	1,800	1,928,052
Harvest Operations Corp. (Canada)(c)	6.875%	10/1/2017	200	225,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	645	712,725
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,160	1,287,600
HollyFrontier Corp.	9.875%	6/15/2017	395	415,471
Husky Oil Ltd. (Canada)(c)	7.55%	11/15/2016	225	266,179
KazMunaiGas National Co. (Kazakhstan)(c)	8.375%	7/2/2013	400	402,016
KazMunaiGas National Co. (Kazakhstan)(c)	11.75%	1/23/2015	100	114,625
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	50	51,938
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,400	1,582,000
Laredo Petroleum, Inc.	7.375%	5/1/2022	248	274,040
LUKOIL International Finance BV (Netherlands)(c)	3.416%	4/24/2018	600	601,500
LUKOIL International Finance BV (Netherlands)(c)	6.375%	11/5/2014	1,600	1,715,680
McMoRan Exploration Co.	11.875%	11/15/2014	1,475	1,556,125
Naftogaz of Ukraine NJSC (Ukraine)(c)	9.50%	9/30/2014	200	207,440
Oasis Petroleum, Inc.	6.50%	11/1/2021	90	97,650
Oasis Petroleum, Inc.	7.25%	2/1/2019	400	433,000
Offshore Group Investment Ltd.	7.50%	11/1/2019	305	330,925
Petroleos de Venezuela SA (Venezuela)(c)	5.25%	4/12/2017	100	85,500
Petronas Global Sukuk Ltd. (Malaysia)(c)	4.25%	8/12/2014	100	104,140
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)(c)	5.50%	9/30/2014	250	264,188

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)(c)	5.832%	9/30/2016	$582	$625,327
Rosetta Resources, Inc.	9.50%	4/15/2018	1,200	1,326,000
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)(c)	3.149%	3/6/2017	400	401,952
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	400	398,557
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	200	205,509
SM Energy Co.	6.50%	11/15/2021	365	400,587
Swift Energy Co.	7.875%	3/1/2022	150	157,500
Valero Energy Corp.	4.75%	6/15/2013	470	470,581

Total				25,597,069

Oil: Crude Producers 2.05%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)(c)	5.67%	3/5/2014	100	103,620
Anadarko Petroleum Corp.	5.75%	6/15/2014	850	891,673
Anadarko Petroleum Corp.	6.375%	9/15/2017	1,000	1,180,234
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,300	1,370,687
DCP Midstream Operating LP	2.50%	12/1/2017	300	303,685
Enbridge Energy Partners LP	6.50%	4/15/2018	225	265,822
Enbridge Energy Partners LP	9.875%	3/1/2019	750	1,016,563
Enogex LLC†	6.875%	7/15/2014	25	26,141
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	155	171,887
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	840	884,117
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	275	284,864
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	325	342,899
Murphy Oil Corp.	2.50%	12/1/2017	2,250	2,269,948
Noble Energy, Inc.	8.25%	3/1/2019	275	356,282
OGX Austria GmbH (Austria)(c)	8.50%	6/1/2018	225	130,500
Pacific Rubiales Energy Corp. (Canada)(c)	7.25%	12/12/2021	265	298,125
Panhandle Eastern Pipe Line Co. LP	6.05%	8/15/2013	1,009	1,018,685
Pioneer Natural Resources Co.	5.875%	7/15/2016	450	506,220
Pioneer Natural Resources Co.	6.65%	3/15/2017	367	427,893
Plains Exploration & Production Co.	6.50%	11/15/2020	450	500,625
Plains Exploration & Production Co.	7.625%	4/1/2020	2,428	2,749,710
Plains Exploration & Production Co.	8.625%	10/15/2019	711	805,208
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	75	80,813
Southeast Supply Header LLC†	4.85%	8/15/2014	1,100	1,143,772
Southern Star Central Corp.	6.75%	3/1/2016	785	795,794

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)
Southern Star Central Corp.†	6.75%		3/1/2016	$50	$50,688
Sunoco Logistics Partners Operations LP	6.125%		5/15/2016	100	110,131
Sunoco Logistics Partners Operations LP	8.75%		2/15/2014	1,600	1,687,403
Sunoco, Inc.	5.75%		1/15/2017	500	557,392
Talisman Energy, Inc. (Canada)(c)	5.125%		5/15/2015	1,200	1,287,239
W&T Offshore, Inc.	8.50%		6/15/2019	375	409,688

Total					22,028,308

Oil: Integrated Domestic 0.16%
Buckeye Partners LP	4.625%		7/15/2013	675	677,722
Korea National Oil Corp. (South Korea)(c)	5.375%		7/30/2014	200	209,485
Newfield Exploration Co.	6.875%		2/1/2020	206	221,450
Newfield Exploration Co.	7.125%		5/15/2018	175	180,688
Rowan Cos., Inc.	7.875%		8/1/2019	385	474,857

Total					1,764,202

Oil: Integrated International 1.65%
Petrobras Global Finance BV (Netherlands)(c)	1.894%	#	5/20/2016	700	703,500
Petrobras Global Finance BV (Netherlands)(c)	2.414%	#	1/15/2019	1,000	1,012,500
Petrobras International Finance Co.	2.875%		2/6/2015	960	975,206
Petrobras International Finance Co.	3.875%		1/27/2016	50	52,419
Petrobras International Finance Co.	7.75%		9/15/2014	100	107,730
Petrohawk Energy Corp.	7.25%		8/15/2018	4,736	5,274,720
Petrohawk Energy Corp.	7.875%		6/1/2015	2,000	2,044,500
Petrohawk Energy Corp.	10.50%		8/1/2014	1,600	1,699,200
Transocean, Inc.	2.50%		10/15/2017	1,150	1,161,815
Transocean, Inc.	4.95%		11/15/2015	545	590,576
Transocean, Inc.	5.05%		12/15/2016	1,390	1,541,120
Weatherford International Ltd.	5.50%		2/15/2016	125	136,100
Weatherford International Ltd.	6.00%		3/15/2018	550	626,294
Weatherford International Ltd.	9.625%		3/1/2019	1,375	1,789,230

Total					17,714,910

Paper & Forest Products 0.57%
Appleton Papers, Inc.†	10.50%		6/15/2015	1,850	1,958,687
Clearwater Paper Corp.	7.125%		11/1/2018	875	951,563
Inversiones CMPC SA (Chile)(c)	4.875%		6/18/2013	50	50,059
Longview Fibre Paper & Packaging, Inc.†	8.00%		6/1/2016	1,675	1,748,281
Plum Creek Timberlands LP	5.875%		11/15/2015	750	827,411

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Paper & Forest Products (continued)
West Fraser Timber Co. Ltd. (Canada)(c)	5.20%	10/15/2014	$570	$599,925

Total				6,135,926

Plastics 0.05%
Plastipak Holdings, Inc.†	10.625%	8/15/2019	425	483,438

Printing 0.01%
Quebecor Media, Inc. (Canada)(c)	7.75%	3/15/2016	100	102,000

Production Technology Equipment 0.03%
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	300	295,648

Publishing 0.02%
News America, Inc.	7.60%	10/11/2015	175	200,541

Real Estate Investment Trusts 1.15%
American Tower Corp.	4.50%	1/15/2018	1,700	1,857,949
American Tower Corp.	7.00%	10/15/2017	115	137,508
American Tower Corp.	7.25%	5/15/2019	400	492,139
Atlantic Finance Ltd. (United Kingdom)(c)	10.75%	5/27/2014	650	699,675
BRE Properties, Inc.	4.697%	3/17/2014	1,350	1,388,019
Camden Property Trust	5.375%	12/15/2013	500	512,143
Corrections Corp. of America†	4.125%	4/1/2020	425	427,656
DDR Corp.	9.625%	3/15/2016	130	157,309
Digital Realty Trust LP	4.50%	7/15/2015	175	184,835
EPR Properties	7.75%	7/15/2020	350	416,551
Federal Realty Investment Trust	5.40%	12/1/2013	300	306,907
HCP, Inc.	5.65%	12/15/2013	125	128,339
HCP, Inc.	6.00%	1/30/2017	825	945,022
Health Care REIT, Inc.	5.875%	5/15/2015	750	819,389
Kilroy Realty LP	4.80%	7/15/2018	375	412,847
Kilroy Realty LP	5.00%	11/3/2015	1,950	2,120,695
Regency Centers LP	4.95%	4/15/2014	700	723,535
Regency Centers LP	5.25%	8/1/2015	300	325,270
UDR, Inc.	6.05%	6/1/2013	350	350,000

Total				12,405,788

Restaurants 0.19%
Darden Restaurants, Inc.	6.20%	10/15/2017	1,750	2,007,238

Retail 0.91%
CDR DB Sub, Inc.†	7.75%	10/15/2020	325	340,438

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Retail (continued)
Dollar General Corp.	4.125%		7/15/2017	$550	$597,462
Maestro Peru SA (Peru)(c)	6.75%		9/26/2019	250	260,500
QVC, Inc.†	7.375%		10/15/2020	2,342	2,589,278
QVC, Inc.†	7.50%		10/1/2019	4,290	4,725,070
Toys “R” Us Property Co. II LLC	8.50%		12/1/2017	1,150	1,223,312

Total					9,736,060

Retail: Specialty 0.28%
Michaels Stores, Inc.	7.75%		11/1/2018	510	555,900
Michaels Stores, Inc.	11.375%		11/1/2016	260	272,678
Rite Aid Corp.	7.50%		3/1/2017	350	360,500
Rite Aid Corp.	9.50%		6/15/2017	1,745	1,808,256

Total					2,997,334

Savings & Loan 0.21%
AmSouth Bank	5.20%		4/1/2015	1,250	1,327,297
Santander Holdings USA, Inc.	3.00%		9/24/2015	700	721,658
Santander Holdings USA, Inc.	4.625%		4/19/2016	180	192,694

Total					2,241,649

Security Services 0.19%
ADT Corp. (The)	2.25%		7/15/2017	2,000	2,003,810

Services 0.14%
Bankrate, Inc.	11.75%		7/15/2015	1,432	1,534,030

Steel 0.19%
CSN Islands VIII Corp.†	9.75%		12/16/2013	150	155,925
GTL Trade Finance, Inc.†	7.25%		10/20/2017	200	230,000
Metinvest BV (Netherlands)(c)	8.75%		2/14/2018	200	201,000
Metinvest BV (Netherlands)(c)	10.25%		5/20/2015	400	427,000
Severstal OAO Via Steel Capital SA (Luxembourg)(c)	4.45%		3/19/2018	300	291,528
Vale Overseas Ltd. (Brazil)(c)	6.25%		1/11/2016	200	223,628
Vale Overseas Ltd. (Brazil)(c)	9.00%		8/15/2013	500	507,500

Total					2,036,581

Supermarkets 0.44%
Safeway, Inc.	1.78%	#	12/12/2013	2,465	2,480,000
Safeway, Inc.	5.625%		8/15/2014	2,000	2,104,480
Safeway, Inc.	6.25%		3/15/2014	175	181,950

Total					4,766,430

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Technology 0.06%
Baidu, Inc. (China)(c)	2.25%	11/28/2017	$200	$199,772
Fiserv, Inc.	6.80%	11/20/2017	365	433,177

Total				632,949

Telecommunications 1.07%
Block Communications, Inc.†	7.25%	2/1/2020	622	677,980
Consolidated Communications Finance Co.	10.875%	6/1/2020	1,650	1,914,000
Digicel Group Ltd. (Jamaica)(c)	10.50%	4/15/2018	500	545,450
Intelsat Luxembourg SA (Luxembourg)(c)	11.25%	2/4/2017	852	902,481
Qtel International Finance Ltd.†	6.50%	6/10/2014	100	105,380
Qwest Communications International, Inc.	7.125%	4/1/2018	3,000	3,116,250
Qwest Corp.	7.50%	10/1/2014	1,100	1,192,210
Qwest Corp.	7.625%	6/15/2015	531	593,162
Sable International Finance Ltd.†	7.75%	2/15/2017	110	117,700
Verizon Maryland, Inc.	7.15%	5/1/2023	400	400,887
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)(c)	8.25%	5/23/2016	1,200	1,332,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)(c)	6.493%	2/2/2016	200	213,000
VimpelCom Holdings BV (Netherlands)(c)	5.20%	2/13/2019	200	200,000
VimpelCom Holdings BV (Netherlands)(c)	6.255%	3/1/2017	200	212,000

Total				11,522,500

Tobacco 0.05%
Altria Group, Inc.	9.70%	11/10/2018	400	546,827

Transportation: Miscellaneous 0.38%
Air Medical Group Holdings, Inc.	9.25%	11/1/2018	365	402,413
Asciano Finance Ltd. (Australia)(c)	3.125%	9/23/2015	1,575	1,622,686
Brunswick Rail Finance Ltd. (Ireland)(c)	6.50%	11/1/2017	200	209,250
Florida East Coast Railway Corp.	8.125%	2/1/2017	400	428,000
Grupo Senda Autotransporte SA de CV (Mexico)(c)	10.50%	10/3/2015	50	51,875
J.B. Hunt Transport Services, Inc.	3.375%	9/15/2015	225	235,468
Kansas City Southern de Mexico SA de CV (Mexico)(c)	6.125%	6/15/2021	164	185,320
Kazakhstan Temir Zholy Finance BV (Netherlands)(c)	7.00%	5/11/2016	300	333,000
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	575	625,312
Transportadora de Gas del Sur SA (Argentina)(c)	7.875%	5/14/2017	7	6,125

Total				4,099,449

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Utilities 0.07%
Public Service Co. of New Mexico	7.50%		8/1/2018	$250	$295,346
Public Service Co. of New Mexico	7.95%		5/15/2018	350	430,663

Total					726,009

Utilities: Electrical 0.13%
Ameren Corp.	8.875%		5/15/2014	163	174,926
Calpine Corp.†	7.25%		10/15/2017	236	247,800
Otter Tail Corp.	9.00%		12/15/2016	225	263,588
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)(c)	4.75%		9/15/2014	700	727,930

Total					1,414,244

Wholesale 0.31%
Glencore Funding LLC†	1.431%	#	5/27/2016	1,050	1,050,757
Glencore Funding LLC†	2.50%		1/15/2019	375	368,416
Glencore Funding LLC†	6.00%		4/15/2014	1,870	1,945,735

Total					3,364,908

Total Corporate Bonds (cost $472,887,000)					475,991,565

FLOATING RATE LOANS(e) 2.37%

Aerospace/Defense 0.06%
AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(c)	3.50%		7/16/2018	140	141,896
DigitalGlobe, Inc. New Term Loan B	3.75%		1/31/2020	500	504,000

Total					645,896

Apparel 0.02%
Phillips-Van Heusen Corp. Term Loan B	3.25%		2/13/2020	250	251,829

Automotive 0.22%
Delphi Corp. New Term Loan A	1.75%		3/1/2018	2,100	2,107,224
TI Group Automotive Systems LLC Term Loan B	5.50%		3/27/2019	250	252,814

Total					2,360,038

Broadcasting 0.03%
MCC Iowa LLC Tranche G Term Loan	4.00%		1/8/2020	188	190,553
MTL Publishing LLC Term Loan B	4.25%		6/29/2018	116	116,667

Total					307,220

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals 0.05%
Arysta LifeScience 2nd Lien Term Loan	8.25%	11/30/2020	$125	$126,699
Eagle Spinco, Inc. Term Loan 2	3.50%	1/27/2017	149	152,653
Eastman Chemical Co. Term Loan	1.75%	2/28/2017	217	216,781

Total				496,133

Containers 0.03%
Owens-Illinois, Inc. Term Loan B	1.948%	5/19/2016	275	277,321

Energy Equipment & Services 0.14%
CenterPoint Energy, Inc. Term Loan	1.823%	4/24/2016	750	751,879
Crestwood Holdings LLC New Term Loan B	6.230%	5/24/2019	150	152,025
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	146	148,261
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/28/2019	425	431,375

Total				1,483,540

Environmental Services 0.02%
Progressive Waste Solutions Ltd. Term Loan B (Canada)(c)	3.50%	10/24/2019	224	227,149

Financial: Miscellaneous 0.17%
Fidelity National Information Solutions, Inc. Term Loan A4	1.698%	3/30/2017	1,350	1,352,767
Moneygram International, Inc. New Term Loan B	4.25%	3/20/2020	500	502,875

Total				1,855,642

Food 0.01%
Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	125	128,672

Food/Tobacco 0.01%
Diamond Foods, Inc. Revolver	6.75%	2/25/2015	46	45,484
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	74	73,576

Total				119,060

Gaming 0.17%
Seminole Tribe of Florida Term Loan	3.00%	4/29/2020	1,866	1,872,064

Health Care 0.20%
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	198	199,801
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	25	24,978
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	100	102,500
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	75	76,875

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care (continued)
Fresenius Medical Care Holdings, Inc. Term Loan A	2.284%	10/26/2017	$1,000	$1,000,000
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	273	274,570
RPI Finance Trust New Term Loan Tranche 2	3.50%	5/9/2018	413	418,348

Total				2,097,072

Leisure 0.01%
Dave & Buster’s, Inc. New Term Loan	4.50%	6/1/2016	49	49,905
ROC Finance LLC Term Loan	5.00%	5/15/2019	100	101,075

Total				150,980

Manufacturing 0.01%
Silver II US Holdings LLC Term Loan	4.00%	12/13/2019	89	88,749

Media 0.50%
Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(c)	6.00%	4/30/2019	147	148,695
Charter Communications Operating LLC Term Loan E	3.00%	4/10/2020	1,150	1,146,050
CSC Holdings, Inc. New Term Loan B	2.694%	4/17/2020	3,600	3,595,842
Tribune Co. Exit Term Loan	4.00%	12/31/2019	449	454,645

Total				5,345,232

Metals & Minerals: Miscellaneous 0.27%
Freeport McMoran Copper & Gold, Inc. Term Loan A	1.70%	2/12/2018	2,650	2,650,000
Preferred Proppants LLC Term Loan B	9.00%	12/15/2016	296	287,733

Total				2,937,733

Miscellaneous 0.10%
Packaging Corp. of America Term Loan	1.694%	10/11/2016	462	462,960
Phillips 66 Term Loan	1.50%	4/30/2015	550	550,688

Total				1,013,648

Services 0.27%
Facebook, Inc. Term Loan	1.20%	10/12/2015	1,600	1,596,640
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	250	246,875
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019	460	463,808
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019	39	39,306
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	500	509,375
Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018	49	49,377

Total				2,905,381

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Technology 0.01%
Time Warner Telecom Holdings, Inc. Term Loan B	2.70%	4/17/2020		$150	$150,937

Telecommunications 0.01%
Light Tower Fiber LLC 2nd Lien Term Loan	8.00%	3/29/2021		100	102,250

Utilities 0.05%
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		150	151,500
Windsor Financing LLC Term Loan B	6.25%	12/5/2017		391	405,590

Total					557,090

Utilities: Miscellaneous 0.01%
Essential Power LLC Term Loan B	4.25% - 4.50%	8/8/2019		149	150,288

Total Floating Rate Loans (cost $25,400,553)					25,523,924

FOREIGN BONDS(d) 0.61%

Luxembourg 0.12%
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	870	1,286,265

Netherlands 0.35%
Ziggo Finance BV†	6.125%	11/15/2017	EUR	2,800	3,803,067

South Africa 0.06%
Foodcorp Ltd.†	8.75%	3/1/2018	EUR	400	579,038

United Kingdom 0.08%
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	600	838,900

Total Foreign Bonds (cost $6,548,281)					6,507,270

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.52%

Argentina 0.04%
City of Buenos Aires†	9.95%	3/1/2017		$200	178,000
Provincia de Buenos Aires†	11.75%	10/5/2015		100	86,000
Provincia de Neuquen†	7.875%	4/26/2021		146	130,950

Total					394,950

Brazil 0.13%
Republic of Brazil	8.00%	1/15/2018		1,222	1,408,611

Dominican Republic 0.01%
Dominican Republic†	9.04%	1/23/2018		131	146,240

Gabon 0.03%
Republic of Gabon†	8.20%	12/12/2017		300	354,750

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Ghana 0.02%
Republic of Ghana†	8.50%		10/4/2017	$200	$226,000

Indonesia 0.02%
Perusahaan Penerbit SBSN†	4.00%		11/21/2018	200	209,500

Mexico 0.01%
United Mexican States	6.625%		3/3/2015	50	54,575

Mongolia 0.02%
Republic of Mongolia†	4.125%		1/5/2018	200	196,000

Peru 0.01%
Republic of Peru	8.375%		5/3/2016	100	118,850

Philippines 0.01%
Republic of Philippines	8.25%		1/15/2014	80	83,560

Poland 0.03%
Republic of Poland	3.875%		7/16/2015	100	105,585
Republic of Poland	5.00%		10/19/2015	175	189,612

Total					295,197

Qatar 0.02%
State of Qatar†	3.125%		1/20/2017	200	210,500

Russia 0.16%
Russia Eurobonds†	3.625%		4/29/2015	1,700	1,780,036

South Africa 0.01%
Republic of South Africa	6.50%		6/2/2014	100	105,460

Turkey 0.00%
Republic of Turkey	9.50%		1/15/2014	50	52,563

Total Foreign Government Obligations (cost $5,669,419)					5,636,792

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.22%
Federal Home Loan Mortgage Corp. 2011-K701 B†	4.286%	#	7/25/2048	3,000	3,215,448
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533%	#	10/25/2030	560	605,863
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759%	#	2/25/2045	500	504,519
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#	4/25/2045	900	936,747
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	666	715,097

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	$472	$497,758
Federal Home Loan Mortgage Corp. K010 A1	3.32%		7/25/2020	313	335,457
Federal Home Loan Mortgage Corp. K013 A1	2.902%		8/25/2020	623	659,672
Federal Home Loan Mortgage Corp. K014 A1	2.788%		10/25/2020	543	575,119
Federal Home Loan Mortgage Corp. K015 A1	2.257%		10/25/2020	350	363,285
Federal Home Loan Mortgage Corp. K017 A1	1.891%		12/25/2020	526	538,756
Federal Home Loan Mortgage Corp. K019 A1	1.459%		9/25/2021	1,995	1,996,836
Federal Home Loan Mortgage Corp. K701 A2	3.882%		11/25/2017	50	55,219
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	270	276,715
Federal Home Loan Mortgage Corp. K712 A1	1.369%		5/25/2019	4,878	4,935,802
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	989	1,049,749
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	929	957,930
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	320	327,765
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	306	311,317
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	5,000	4,993,450

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,754,135)					23,852,504

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.71%
Federal Home Loan Mortgage Corp.	2.359%	#	4/1/2037	1,176	1,250,692
Federal Home Loan Mortgage Corp.	2.421%	#	6/1/2038	199	211,763
Federal Home Loan Mortgage Corp.	2.526%	#	2/1/2036	504	534,579
Federal Home Loan Mortgage Corp.	2.535%	#	2/1/2038	834	894,672
Federal Home Loan Mortgage Corp.	2.619%	#	5/1/2035	699	743,148
Federal Home Loan Mortgage Corp.	2.631%	#	4/1/2038	476	507,123
Federal Home Loan Mortgage Corp.	2.647%	#	12/1/2035	493	524,437
Federal Home Loan Mortgage Corp.	2.652%	#	12/1/2035	918	982,767
Federal Home Loan Mortgage Corp.	2.672%	#	2/1/2038	1,011	1,085,924
Federal Home Loan Mortgage Corp.	2.718%	#	3/1/2036	1,450	1,543,825
Federal Home Loan Mortgage Corp.	2.723%	#	8/1/2038	146	155,343
Federal Home Loan Mortgage Corp.	2.729%	#	12/1/2037	666	709,320
Federal Home Loan Mortgage Corp.	2.748%	#	5/1/2036	230	245,561
Federal Home Loan Mortgage Corp.	2.768%	#	4/1/2037	424	452,522
Federal Home Loan Mortgage Corp.	2.785%	#	7/1/2034	686	729,846
Federal Home Loan Mortgage Corp.	2.806%	#	4/1/2037	1,216	1,295,921
Federal Home Loan Mortgage Corp.	2.812%	#	10/1/2039	513	546,638
Federal Home Loan Mortgage Corp.	2.826%	#	2/1/2035	1,403	1,499,536
Federal Home Loan Mortgage Corp.	2.854%	#	5/1/2035	345	370,026
Federal Home Loan Mortgage Corp.	2.881%	#	12/1/2036	659	705,309

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.884%	#	11/1/2038	$2,228	$2,367,560
Federal Home Loan Mortgage Corp.	2.899%	#	6/1/2038	277	296,190
Federal Home Loan Mortgage Corp.	2.92%	#	6/1/2041	4,400	4,207,632
Federal Home Loan Mortgage Corp.	2.927%	#	9/1/2035	598	633,027
Federal Home Loan Mortgage Corp.	2.965%	#	9/1/2036	588	631,175
Federal Home Loan Mortgage Corp.	2.988%	#	2/1/2037	493	530,597
Federal Home Loan Mortgage Corp.	3.007%	#	10/1/2039	248	265,328
Federal Home Loan Mortgage Corp.	3.12%	#	10/1/2038	185	197,995
Federal Home Loan Mortgage Corp.	3.285%	#	10/1/2038	1,013	1,084,952
Federal Home Loan Mortgage Corp.	3.908%	#	12/1/2039	1,217	1,310,210
Federal Home Loan Mortgage Corp.	4.469%	#	9/1/2037	434	463,723
Federal Home Loan Mortgage Corp.	4.962%	#	4/1/2038	2,034	2,180,517
Federal Home Loan Mortgage Corp.	5.429%	#	6/1/2037	3,097	3,321,598
Federal Home Loan Mortgage Corp.	5.523%	#	7/1/2038	2,773	2,959,301
Federal Home Loan Mortgage Corp.	5.542%	#	11/1/2036	1,643	1,748,193
Federal Home Loan Mortgage Corp.	5.635%	#	11/1/2037	133	143,824
Federal National Mortgage Assoc.	1.806%	#	8/1/2037	278	293,217
Federal National Mortgage Assoc.	2.064%	#	1/1/2035	368	390,862
Federal National Mortgage Assoc.	2.073%	#	6/1/2037	343	362,001
Federal National Mortgage Assoc.	2.085%	#	1/1/2036	465	492,239
Federal National Mortgage Assoc.	2.101%	#	11/1/2034	1,008	1,064,992
Federal National Mortgage Assoc.	2.372%	#	1/1/2038	656	703,925
Federal National Mortgage Assoc.	2.392%	#	1/1/2040	152	161,091
Federal National Mortgage Assoc.	2.398%	#	3/1/2038	225	242,570
Federal National Mortgage Assoc.	2.405%	#	11/1/2036	90	95,972
Federal National Mortgage Assoc.	2.47%	#	6/1/2038	918	976,466
Federal National Mortgage Assoc.	2.488%	#	3/1/2039	444	471,443
Federal National Mortgage Assoc.	2.497%	#	2/1/2036	403	428,878
Federal National Mortgage Assoc.	2.506%	#	12/1/2035	892	945,162
Federal National Mortgage Assoc.	2.507%	#	1/1/2036	1,788	1,899,731
Federal National Mortgage Assoc.	2.568%	#	8/1/2037	249	264,109
Federal National Mortgage Assoc.	2.58%		11/1/2018	500	526,704
Federal National Mortgage Assoc.	2.589%	#	10/1/2035	1,053	1,126,369
Federal National Mortgage Assoc.	2.60%		1/1/2019	3,000	3,106,449
Federal National Mortgage Assoc.	2.615%	#	11/1/2036	3,053	3,259,452
Federal National Mortgage Assoc.	2.622%	#	4/1/2038	1,359	1,451,849
Federal National Mortgage Assoc.	2.634%	#	1/1/2038	696	745,548
Federal National Mortgage Assoc.	2.638%	#	9/1/2038	518	551,899

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.658%	#	8/1/2036	$410	$435,732
Federal National Mortgage Assoc.	2.689%	#	7/1/2035	2,825	3,020,386
Federal National Mortgage Assoc.	2.71%	#	2/1/2038	217	230,920
Federal National Mortgage Assoc.	2.715%	#	4/1/2038	2,427	2,586,993
Federal National Mortgage Assoc.	2.745%	#	4/1/2040	2,884	3,076,877
Federal National Mortgage Assoc.	2.758%	#	3/1/2039	1,534	1,636,870
Federal National Mortgage Assoc.	2.766%	#	6/1/2038	175	188,065
Federal National Mortgage Assoc.	2.815%	#	12/1/2038	296	318,489
Federal National Mortgage Assoc.	2.916%	#	9/1/2037	173	184,416
Federal National Mortgage Assoc.	3.348%	#	8/1/2038	221	236,874
Federal National Mortgage Assoc.	3.741%	#	8/1/2038	2,633	2,832,165
Federal National Mortgage Assoc.	5.551%	#	9/1/2037	461	496,052

Total Government Sponsored Enterprises Pass-Throughs (cost $72,068,940)					72,135,541

MUNICIPAL BOND 0.02%

Miscellaneous
MI Muni Bd Auth (NPFGC)(FGIC) (cost $218,570)	5.222%		6/1/2014	210	218,831

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.71%
7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	194	204,144
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	345	366,715
Arkle Master Issuer plc 2010-2A 1A1 (United Kingdom)(c)	1.674%	#	5/17/2060	600	601,811
Arkle Master Issuer plc 2011-1A 2A (United Kingdom)(c)	1.524%	#	5/17/2060	250	250,656
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	1,500	1,641,789
Banc of America Commercial Mortgage Trust 2007-2 AM	5.635%	#	4/10/2049	2,335	2,640,863
Banc of America Funding Corp. 2007-6 A1	0.483%	#	7/25/2037	172	147,477
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	4,145	4,579,017
Banc of America Large Loan, Inc. 2010-HLTN†	2.499%	#	11/15/2015	2,960	2,968,771
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.609%	#	6/24/2050	1,000	1,112,920
Banc of America Re-REMIC Trust 2009-UB2 A4B6†	5.619%	#	4/24/2049	1,500	1,711,652
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	415,138

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.92%	#	2/15/2051	$230	$262,605
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	250	250,184
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	140	140,304
Banc of America Re-REMIC Trust 2012-CLRN B†	1.799%	#	8/15/2029	525	530,923
Banc of America Re-REMIC Trust 2012-CLRN C†	2.299%	#	8/15/2029	200	203,011
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.691%	#	9/11/2038	40	39,507
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.714%	#	6/11/2040	1,010	1,149,933
BWAY Mortgage Trust 2013-1515 XA†	0.702%	#	3/10/2033	33,500	2,005,461
BWAY Mortgage Trust 2013-1515 XB†	0.403%	#	3/10/2033	47,800	2,009,106
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	3,800	4,021,340
CGRBS Commercial Mortgage Trust	0.334%		3/13/2023	115,350	2,477,603
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	3	2,702
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.696%	#	12/10/2049	1,935	2,194,952
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	177,629
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	930	946,062
Citigroup Commercial Mortgage Trust 2013-SMP	2.738%		1/12/2018	2,750	2,806,638
Citigroup Commercial Mortgage Trust 2013-SMP	3.008%		1/12/2018	1,500	1,502,729
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.31%	#	10/25/2036	941	889,654
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.34%	#	7/25/2036	777	716,367
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.821%	#	7/25/2036	971	901,533
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	285	317,666
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	1,270	1,449,358

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.379%	#	6/15/2022	$503	$498,571
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,746	1,823,549
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.553%	#	7/17/2028	162	163,972
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	4,350	4,509,432
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399%	#	2/10/2029	12,000	587,316
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	2,047	2,063,327
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	2,010	2,053,955
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	970	979,974
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.019%	#	10/15/2045	5,972	774,036
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.326%	#	9/17/2029	400	406,006
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.798%	#	9/17/2029	200	201,271
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.298%	#	9/17/2029	620	624,471
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	381	384,086
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.138%	#	11/17/2026	362	367,144
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.799%	#	11/17/2026	400	401,116
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.349%	#	11/17/2026	405	406,074
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.199%	#	11/17/2026	1,300	1,315,980
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	5,000	5,098,140
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	690	704,709
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.634%	#	3/10/2046	12,000	1,180,878
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	3,425	3,479,000

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.796%	#	6/15/2038	$625	$696,068
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	4,200	4,610,266
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	503	561,505
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	1,200	1,321,277
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.762%	#	9/15/2039	847	960,722
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.379%	#	4/15/2022	815	805,112
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.051%	#	2/15/2041	185	212,714
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.762%	#	9/15/2039	225	249,394
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	1,208	1,203,923
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	22	21,947
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	220	247,717
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	4,194	4,480,140
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	702	756,738
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	1,360	1,446,819
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	1,370	1,472,912
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	3,211	3,315,360
Del Coronado Trust 2013 HDC A†	1.00%	#	3/15/2026	500	501,176
Del Coronado Trust 2013 HDC B†	1.50%	#	3/15/2026	1,000	1,001,664
Del Coronado Trust 2013 HDC C†	1.80%	#	3/15/2026	500	500,855
Del Coronado Trust 2013 HDC D†	2.15%	#	3/15/2026	500	500,882
Del Coronado Trust 2013 HDC E†	2.85%	#	3/15/2026	500	500,879
Extended Stay America Trust 2013-ESFL BFL†	1.298%	#	12/5/2031	250	250,297
Extended Stay America Trust 2013-ESFL CFL†	1.698%	#	12/5/2031	190	190,471
Extended Stay America Trust 2013-ESFL DFL†	3.338%	#	12/5/2031	130	132,966
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,700	1,690,314
Extended Stay America Trust 2013-ESH5 C5†	2.675%		12/5/2031	400	398,084
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	1,200	1,201,219
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,525	1,526,747

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust 2013-ESH7 D7†	4.171%	#	12/5/2031	$1,000	$1,047,038
Fontainebleau Miami Beach Trust 2012-FBLU B†	3.875%		5/5/2027	1,500	1,561,858
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%		5/5/2027	600	620,659
Fosse Master Issuer plc 2011-1A A2 (United Kingdom)(c)	1.677%	#	10/18/2054	241	243,729
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)(c)	1.677%	#	10/18/2054	175	178,314
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)(c)	2.227%	#	10/18/2054	250	254,907
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.406%	#	5/10/2040	173	172,979
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(c)	0.398%	#	12/20/2054	625	613,685
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(c)	0.458%	#	12/20/2054	334	327,781
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(c)	0.398%	#	12/20/2054	1,034	1,014,908
Granite Master Issuer plc 2006-4 A4 (United Kingdom)(c)	0.298%	#	12/20/2054	2,836	2,785,028
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(c)	0.398%	#	12/20/2054	499	490,440
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.86%	#	7/10/2038	1,390	1,547,912
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	121	121,728
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	805	897,200
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%		3/6/2020	340	341,539
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%	#	3/6/2020	155	155,702
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	1,799	1,926,265
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	469	503,222
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%		2/10/2021	250	252,850
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	580	590,286
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	940	1,001,700
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	936	988,088
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	2,540	2,631,714

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	$1,000	$1,011,827
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.403%	#	11/10/2045	1,990	297,326
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%		6/10/2046	1,120	1,140,048
GS Mortgage Securities Corp. II 2013-GC12 XA	1.96%	#	6/10/2046	26,000	3,018,600
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	1,388	1,418,005
GS Mortgage Securities Corp. II 2013-KYO C†	1.948%	#	11/8/2029	3,800	3,826,543
GS Mortgage Securities Corp. II 2013-KYO D†	2.798%	#	11/8/2029	1,200	1,219,475
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	2,000	2,075,648
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	1,500	1,566,667
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	500	556,593
GS Mortgage Securities Trust 2012-GC6 XA†	2.187%	#	1/10/2045	5,903	788,317
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	2,060	2,074,193
Holmes Master Issuer plc 2012-1A A2 (United Kingdom)(c)	1.927%	#	10/15/2054	250	254,780
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	2,100	2,097,908
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	95	94,877
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	257	288,327
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AMFX	5.40%		6/12/2047	265	294,199
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM	5.714%	#	2/12/2049	285	318,203
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.649%	#	7/15/2019	150	146,348
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.799%	#	6/15/2049	181	185,981
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.814%	#	6/15/2049	2,005	2,085,018
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.329%	#	1/15/2049	229	227,912
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	1,395	1,576,364

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	$251	$260,306
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A2†	3.616%		11/15/2043	3,000	3,237,240
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-RR1 JPB†	5.814%	#	6/20/2049	372	417,644
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	2,305	2,450,624
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C6 A2	2.206%		5/15/2045	210	216,853
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	550	557,831
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	1,315	1,326,347
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 B†	1.449%	#	4/15/2028	2,300	2,301,333
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 C†	1.999%	#	4/15/2028	1,500	1,498,803
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 D†	2.549%	#	4/15/2028	1,300	1,297,050
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ A†	0.974%	#	4/15/2030	1,500	1,502,171
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ B†	1.344%	#	4/15/2030	1,000	1,001,474
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ C†	1.694%	#	4/15/2030	1,750	1,752,679
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.885%	#	6/15/2038	3,260	3,641,444
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	2,098	2,309,185
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	2,210	2,465,285
LB-UBS Commercial Mortgage Trust 2007-C2 F	5.778%		2/15/2040	290	25,871
LB-UBS Commercial Mortgage Trust 2007-C2 G†	5.879%		2/15/2040	295	24,006
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	235	232,197
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	150	151,078
Merrill Lynch Floating Trust 2008-LAQA A2†	0.737%	#	7/9/2021	3,950	3,912,175
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,090	1,207,446

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	$4,785	$5,199,754
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.407%	#	6/12/2050	115	114,631
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	690	706,759
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	1,930	1,965,940
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	1,732	1,743,181
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2	1.863%		2/15/2046	1,200	1,218,143
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	4,435	4,520,737
Morgan Stanley Capital I 2007-HQ12 A3	5.582%	#	4/12/2049	400	413,589
Morgan Stanley Capital I 2007-HQ12 AM	5.582%	#	4/12/2049	1,856	2,039,390
Morgan Stanley Capital I 2007-IQ15 AM	5.894%	#	6/11/2049	1,767	1,958,993
Morgan Stanley Capital I 2007-IQ16 AM	6.093%	#	12/12/2049	500	583,724
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	1,380	1,478,097
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	250	266,698
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	562	565,646
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.788%	#	8/12/2045	5,000	5,648,270
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.433%	#	6/26/2036	566	557,901
Morgan Stanley Re-REMIC Trust 2012-IO AXA	1.00%		3/27/2051	1,384	1,367,546
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	1,900	1,914,102
Motel 6 Trust 2012-MTL6 D†	3.781%		10/5/2025	3,160	3,139,353
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.838%	#	8/25/2029	1,130	1,129,930
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.339%	#	8/25/2029	1,130	1,129,961
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	300	313,326
RBSCF Trust 2010-MB1 C†	4.682%	#	4/15/2024	145	151,184
RBSCF Trust 2010-RR3 MSCB†	5.894%	#	6/16/2049	3,010	3,405,428
RBSCF Trust 2010-RR3 WBTB†	5.924%	#	2/16/2051	930	1,062,499
RBSSP Resecuritization Trust 2013-1 3A1†	0.31%	#	1/26/2037	629	603,278
RBSSP Resecuritization Trust 2013-3 1A1†	0.353%	#	11/26/2036	1,000	919,782
RBSSP Resecuritization Trust 2013-3 2A1†	0.41%	#	11/26/2036	1,000	904,028
RCMC LLC 2012-CRE1 A†	5.623%		11/15/2044	557	557,522
RREF LLC 2013-LT3	2.50%		6/20/2028	1,000	1,000,000
Sequoia Mortgage Trust 2012-3 A2	3.00%		7/25/2042	181	181,571

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	$287	$295,034
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	227	229,870
Sequoia Mortgage Trust 2012-6 A1	2.50%		12/25/2042	468	473,407
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	473	455,490
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	1,443	1,431,172
Silverstone Master Issuer plc 2011-1A (United Kingdom)(c)	1.826%	#	1/21/2055	200	203,379
Silverstone Master Issuer plc 2012-1A (United Kingdom)(c)	1.826%	#	1/21/2055	400	409,878
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	643	646,247
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	2,149	2,154,143
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	169	172,558
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,000	2,055,138
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	520	528,416
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,200	1,210,172
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	5,000	5,096,715
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.378%	#	4/10/2046	20,000	1,893,089
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	205	215,089
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	386	404,009
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	347	380,417
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	400	446,956
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	435	484,179
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	1,233	1,386,160
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	2,000	2,194,878
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	4,000	4,430,650
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	450	456,992
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%		8/20/2021	385	385,150

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	$1,275	$1,361,285
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	272	288,420
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%		6/15/2044	965	978,080
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%		11/15/2044	4,300	4,499,393
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,350	1,447,278
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	480	485,392
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	339	348,917
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.601%	#	6/15/2045	4,941	528,718
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1,040	1,059,877
WF-RBS Commercial Mortgage Trust 2012-C9 A2	1.829%		11/15/2045	550	557,840
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	3,900	3,986,845
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%		3/15/2048	5,545	5,674,609
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.635%	#	5/15/2045	13,000	1,304,349

Total Non-Agency Commercial Mortgage-Backed Securities (cost $276,192,407)					276,360,282

U.S. TREASURY OBLIGATION 2.33%
U.S. Treasury Note (cost $25,053,946)	0.375%		3/15/2015	25,000	25,042,000

Total Long-Term Investments (cost $1,016,527,531)					1,020,124,278

SHORT-TERM INVESTMENTS 6.33%

COMMERCIAL PAPER 2.46%

Automotive 0.41%
Ford Motor Credit Co. LLC	Zero Coupon		6/14/2013	3,250	3,249,384
Daimler Finance North America LLC	Zero Coupon		7/22/2013	150	149,786
Daimler Finance North America LLC	Zero Coupon		8/15/2013	650	649,546
Daimler Finance North America LLC	Zero Coupon		9/16/2013	400	399,544

Total					4,448,260

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Discretionary 0.02%
Avon Capital Corp.	Zero Coupon	10/28/2013	$250	$249,354

Consumer Non-Cyclical 0.21%
Safeway, Inc.	Zero Coupon	11/29/2013	2,250	2,240,669

Household Furnishings 0.14%
Newell Rubbermaid, Inc.	Zero Coupon	8/30/2013	1,500	1,497,907

Integrated Oils 0.81%
Weatherford International Ltd.	Zero Coupon	7/8/2013	2,000	1,997,861
Weatherford International Ltd.	Zero Coupon	7/24/2013	1,500	1,497,663
Weatherford International Ltd.	Zero Coupon	8/6/2013	650	649,614
Weatherford International Ltd.	Zero Coupon	8/20/2013	2,000	1,998,479
Weatherford International Ltd.	Zero Coupon	8/20/2013	500	499,620
Weatherford International Ltd.	Zero Coupon	9/10/2013	2,000	1,997,903

Total				8,641,140

Technology 0.14%
Textron, Inc.	Zero Coupon	6/19/2013	1,500	1,499,566

Telecommunications 0.56%
British Telecommunication plc	Zero Coupon	6/3/2013	250	250,000
Vodafone Group plc	Zero Coupon	12/30/2013	3,000	2,990,877
Vodafone Group plc	Zero Coupon	9/9/2013	335	334,654
Vodafone Group plc	Zero Coupon	7/31/2013	950	949,499
Vodafone Group plc	Zero Coupon	6/11/2013	1,500	1,499,600

Total				6,024,630

Utilities 0.17%
Entergy Corp.	Zero Coupon	7/22/2013	1,000	998,748
Entergy Corp.	Zero Coupon	8/12/2013	850	849,126

Total				1,847,874

Total Commercial Paper (cost $26,426,048)				26,449,400

CORPORATE BONDS 1.33%

Banks: Diversified 0.07%
Banco Bradesco SA	8.75%	10/24/2013	400	409,500
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.00%	11/12/2013	325	330,769

Total				740,269

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Building Materials 0.02%
Celulosa Arauco y Constitucion SA (Chile)(c)	5.125%		7/9/2013	$200	$200,837

Computer Software 0.23%
HP Enterprise Services LLC	6.00%		8/1/2013	2,500	2,521,032

Containers 0.06%
Rexam plc (United Kingdom)(c)	6.75%		6/1/2013	650	650,000

Diversified 0.02%
Ingersoll-Rand Global Holding Co. Ltd.	6.00%		8/15/2013	175	176,858

Electric: Power 0.03%
Great Plains Energy, Inc.	2.75%		8/15/2013	325	326,294

Electrical Equipment 0.04%
Xerox Corp.	1.68%	#	9/13/2013	395	395,883

Entertainment 0.03%
Snoqualmie Entertainment Authority†	4.223%	#	2/1/2014	350	346,063

Food 0.01%
Wm. Wrigley Jr. Co.†	3.05%		6/28/2013	130	130,163

Health Care Products 0.06%
Cardinal Health, Inc.	5.50%		6/15/2013	500	500,689
DENTSPLY International, Inc.	1.775%	#	8/15/2013	120	120,268

Total					620,957

Insurance 0.07%
Assurant, Inc.	5.625%		2/15/2014	400	412,913
Hartford Financial Services Group, Inc.	4.625%		7/15/2013	350	351,409

Total					764,322

Investment Management Companies 0.02%
Leucadia National Corp.	7.00%		8/15/2013	200	202,330

Leasing 0.04%
International Lease Finance Corp.	6.625%		11/15/2013	425	434,297

Leisure 0.11%
Royal Caribbean Cruises Ltd.	6.875%		12/1/2013	525	538,125
Royal Caribbean Cruises Ltd.	7.00%		6/15/2013	600	600,750

Total					1,138,875

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous 0.02%
Corp. Nacional del Cobre de Chile (Chile)(c)	5.50%		10/15/2013	$200	$203,368

Oil: Crude Producers 0.09%
Enbridge Energy Partners LP	4.75%		6/1/2013	500	500,000
NuStar Pipeline Operating Partnership LP	5.875%		6/1/2013	500	500,000

Total					1,000,000

Real Estate Investment Trusts 0.03%
Health Care REIT, Inc.	6.00%		11/15/2013	275	281,689

Retail 0.01%
Best Buy Co., Inc.	7.25%		7/15/2013	125	126,250

Steel 0.31%
ArcelorMittal (Luxembourg)(c)	5.375%		6/1/2013	3,350	3,350,000

Telecommunications 0.06%
Deutsche Telekom International Finance BV (Netherlands)(c)	5.875%		8/20/2013	300	303,383
Qwest Corp.	3.53%	#	6/15/2013	400	400,185

Total					703,568

Total Corporate Bonds (cost $14,324,037)					14,313,055

FOREIGN GOVERNMENT OBLIGATIONS 0.07%

Ukraine
Ukraine Government(c) (cost $700,717)	7.65%		6/11/2013	700	701,960

REPURCHASE AGREEMENT 2.47%
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $26,560,000 of U.S. Treasury Note at 2.25% due 5/31/2014; value: $27,124,400, proceeds: $26,590,871 (cost $26,590,849)				26,591	26,590,849

Total Short-Term Investments (cost $68,041,651)					68,055,264

Total Investments in Securities 101.23% (cost $1,084,569,182)					1,088,179,542

Liabilities in Excess of Cash, Foreign Cash & Other Assets(f) (1.23%)					(13,270,482)

Net Assets 100.00%					$1,074,909,060

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

CAD	Canadian dollar.
EUR	euro.
COD	Certificate of Deposit.
PIK	Payment-in-kind.
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Security has been partially segregated to cover margin requirements for open futures contracts as of May 31, 2013.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2013.

(f)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on futures contracts, forward foreign currency exchange contracts and swaps as follows:

Open Consumer Price Index (“CPI”) Swaps at May 31, 2013:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation

Deutsche Bank AG	2.465%	CPI Urban
		Consumer NSA	11/30/2031	$5,000,000	$5,204,748	$204,748
Deutsche Bank AG	2.505%	CPI Urban
		Consumer NSA	12/7/2031	5,000,000	5,172,307	172,307
Morgan Stanley	1.3975%	CPI Urban
		Consumer NSA	7/12/2014	10,000,000	10,003,596	3,596

Unrealized Appreciation on CPI Swaps						$380,651

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation

Bank of America	2.420%	CPI Urban
		Consumer NSA	5/19/2017	$15,000,000	$14,648,566	$(351,434)
Bank of America	2.555%	CPI Urban
		Consumer NSA	7/15/2018	5,000,000	4,822,747	(177,253)
Bank of America	2.820%	CPI Urban
		Consumer NSA	5/4/2020	4,000,000	3,807,692	(192,308)
Bank of America	2.825%	CPI Urban
		Consumer NSA	7/22/2023	5,000,000	4,738,180	(261,820)
Barclays Bank plc	1.5425%	CPI Urban
		Consumer NSA	7/25/2014	12,000,000	11,986,261	(13,739)
Barclays Bank plc	2.215%	CPI Urban
		Consumer NSA	2/24/2015	5,000,000	4,922,937	(77,063)
Barclays Bank plc	2.620%	CPI Urban
		Consumer NSA	10/18/2019	15,000,000	14,644,448	(355,552)
Barclays Bank plc	2.6475%	CPI Urban
		Consumer NSA	9/28/2022	20,000,000	19,667,753	(332,247)

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Open Consumer Price Index (“CPI”) Swaps at May 31, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation

Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	$15,000,000	$14,586,807	$(413,193)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	14,656,956	(343,044)
Credit Suisse	2.525%	CPI Urban Consumer NSA	1/11/2019	15,000,000	14,676,503	(323,497)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,856,954	(143,046)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	29,431,287	(568,713)
Credit Suisse	2.864%	CPI Urban Consumer NSA	2/22/2032	8,000,000	7,794,416	(205,584)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	14,614,093	(385,907)
Deutsche Bank AG	1.965%	CPI Urban Consumer NSA	2/15/2014	6,000,000	5,959,305	(40,695)
Deutsche Bank AG	2.1325%	CPI Urban Consumer NSA	4/5/2014	10,000,000	9,891,737	(108,263)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,919,671	(80,329)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	29,920,170	(79,830)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,919,233	(80,767)
Deutsche Bank AG	2.245%	CPI Urban Consumer NSA	3/20/2014	6,000,000	5,925,270	(74,730)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,883,504	(116,496)
Deutsche Bank AG	2.3825%	CPI Urban Consumer NSA	5/23/2020	40,000,000	39,868,598	(131,402)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,954,141	(45,859)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,884,925	(115,075)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,889,844	(110,156)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,919,129	(80,871)
Deutsche Bank AG	2.520%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,888,892	(111,108)
Deutsche Bank AG	2.585%	CPI Urban Consumer NSA	11/28/2020	15,000,000	14,666,473	(333,527)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,611,630	(388,370)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,839,688	(160,312)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	14,605,459	(394,541)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,759,699	(240,301)

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Open Consumer Price Index (“CPI”) Swaps at May 31, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation

Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	$6,000,000	$5,730,726	$(269,274)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	14,581,691	(418,309)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	14,557,627	(442,373)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	14,579,990	(420,010)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	29,257,159	(742,841)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	29,221,906	(778,094)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,971,737	(28,263)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,618,085	(381,915)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	24,295,383	(704,617)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	14,386,456	(613,544)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	29,709,037	(290,963)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,847,737	(152,263)
Goldman Sachs	2.5575%	CPI Urban Consumer NSA	11/13/2019	20,000,000	19,562,686	(437,314)
Goldman Sachs	2.6475%	CPI Urban Consumer NSA	12/6/2020	20,000,000	19,451,237	(548,763)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	14,559,050	(440,950)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	19,488,338	(511,662)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	14,522,373	(477,627)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	9,639,668	(360,332)
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	9,889,735	(110,265)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,843,824	(156,176)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	19,564,967	(435,033)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	14,583,017	(416,983)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	29,231,369	(768,631)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	6,890,047	(109,953)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,809,679	(190,321)

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Open Consumer Price Index (“CPI”) Swaps at May 31, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation

J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	$5,000,000	$4,682,919	$(317,081)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,901,208	(98,792)
Morgan Stanley	2.270%	CPI Urban Consumer NSA	3/14/2014	5,000,000	4,935,863	(64,137)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,839,947	(160,053)
Morgan Stanley	2.555%	CPI Urban Consumer NSA	2/11/2018	20,000,000	19,566,917	(433,083)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/22/2021	20,000,000	19,499,078	(500,922)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	14,638,268	(361,732)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,494,497	(505,503)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,820,616	(179,384)
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,825,408	(174,592)
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,812,423	(187,577)
UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,529,610	(470,390)
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,916,624	(83,376)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,970,862	(29,138)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,913,814	(86,186)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,786,486	(213,514)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	14,660,373	(339,627)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	14,606,326	(393,674)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	19,462,284	(537,716)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	24,346,346	(653,654)
Wells Fargo	2.855%	CPI Urban Consumer NSA	11/23/2032	10,000,000	9,810,858	(189,142)
Wells Fargo	2.950%	CPI Urban Consumer NSA	1/31/2033	15,000,000	14,532,584	(467,416)

Unrealized Depreciation on CPI Swaps						$(23,490,197)

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Credit Default Swaps on Indexes - Sell Protection at May 31, 2013(1):

Swap Counterparty	Fund Receives (Pays)	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Receivable at Fair Value(5)

Credit Suisse	(.50)%	Markit CMBX. NA.AM.4	2/15/2051	$600,000	$657,900	$(62,222)	$(4,322)	$(57,900)
Credit Suisse	(.50)%	Markit CMBX. NA.AM.4	2/17/2051	1,500,000	1,633,875	(138,690)	(4,815)	(133,875)
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	293,963	16,388	10,350	6,037
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	489,937	12,364	2,301	10,063
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	1,000,000	971,250	35,863	7,113	28,750
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	2,000,000	1,942,500	73,585	16,085	57,500
Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	500,000	486,875	39,681	26,556	13,125
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	100,000	97,125	7,839	4,964	2,875
Morgan Stanley	.07%	Markit CMBX. NA.AAA.2	3/15/2049	1,500,000	1,469,812	42,637	12,450	30,188
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	500,000	485,625	41,935	27,560	14,375
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	293,963	16,388	10,350	6,037
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	489,937	27,313	17,251	10,063
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	200,000	194,250	16,773	11,023	5,750

						$129,854	$136,866	$(7,012)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(o)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $146,003. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $9,137.
(5)	Includes upfront payments received.

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

Open Forward Foreign Currency Exchange Contracts at May 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Canadian dollar	Sell	Goldman Sachs	8/26/2013	117,000	$115,312	$112,630	$2,682
Canadian dollar	Sell	Goldman Sachs	8/26/2013	106,000	104,578	102,041	2,537
Canadian dollar	Sell	J.P. Morgan	8/21/2013	1,014,000	982,576	976,239	6,337
Canadian dollar	Sell	J.P. Morgan	8/26/2013	770,000	751,553	741,238	10,315
euro	Sell	Goldman Sachs	7/17/2013	267,000	349,821	347,115	2,706
euro	Sell	Goldman Sachs	7/17/2013	112,250	146,724	145,931	793
euro	Sell	J.P. Morgan	7/17/2013	1,026,000	1,339,206	1,333,858	5,348
euro	Sell	J.P. Morgan	8/13/2013	1,377,000	1,808,699	1,790,484	18,215

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$48,933

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

euro	Sell	Deutsche Bank AG	6/20/2013	1,597,000	$2,069,864	$2,075,873	$(6,009)
euro	Sell	J.P. Morgan	8/13/2013	784,000	1,008,601	1,019,418	(10,817)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(16,826)

Open Futures Contracts at May 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 5-Year Treasury Note	September 2013	767	Short	$(93,891,586)	$207,079

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 2-Year Treasury Note	September 2013	1,074	Long	$236,431,032	$(264,919)

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2013

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$106,749,616	$—	$106,749,616
Convertible Bonds	—	2,105,953	—	2,105,953
Corporate Bonds	—	490,304,620	—	490,304,620
Floating Rate Loans(4)	—	—	—	—
Aerospace/Defense	—	645,896	—	645,896
Apparel	—	251,829	—	251,829
Automotive	—	252,814	2,107,224	2,360,038
Broadcasting	—	307,220	—	307,220
Chemicals	—	343,480	152,653	496,133
Containers	—	277,321	—	277,321
Energy Equipment & Services	—	731,661	751,879	1,483,540
Environmental Services	—	227,149	—	227,149
Financial: Miscellaneous	—	1,855,642	—	1,855,642
Food	—	128,672	—	128,672
Food/Tobacco	—	—	119,060	119,060
Gaming	—	1,872,064	—	1,872,064
Health Care	—	1,097,072	1,000,000	2,097,072
Leisure	—	150,980	—	150,980
Manufacturing	—	88,749	—	88,749
Media	—	5,345,232	—	5,345,232
Metals & Minerals: Miscellaneous	—	2,650,000	287,733	2,937,733
Miscellaneous	—	—	1,013,648	1,013,648
Services	—	749,989	2,155,392	2,905,381
Technology	—	150,937	—	150,937
Telecommunications	—	—	102,250	102,250
Utilities	—	151,500	405,590	557,090
Utilities: Miscellaneous	—	—	150,288	150,288
Foreign Bonds	—	6,507,270	—	7,209,230
Foreign Government Obligations	—	6,338,752	—	5,636,792
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	23,852,504	—	23,852,504
Government Sponsored Enterprises Pass-Throughs	—	72,135,541	—	72,135,541
Municipal Bond	—	218,831	—	218,831
Non-Agency Commercial Mortgage-Backed Securities	—	276,360,282	—	276,360,282
U.S. Treasury Obligation	—	25,042,000	—	25,042,000
Commercial Paper	—	26,449,400	—	26,449,400
Repurchase Agreement	—	26,590,849	—	26,590,849

Total	$—	$1,079,933,825	$8,245,717	$1,088,179,542

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
INFLATION FOCUSED FUND May 31, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total

CPI Swaps
Assets	$—	$380,651	$—	$380,651
Liabilities	—	(23,490,197)	—	(23,490,197)
Credit Default Swaps
Assets	—	146,003	—	146,003
Liabilities	—	(9,137)	—	(9,137)
Forward Foreign Currency Exchange Contracts
Assets	—	48,933	—	48,933
Liabilities	—	(16,826)	—	(16,826)
Futures Contracts
Assets	207,079	—	—	207,079
Liabilities	(264,919)	—	—	(264,919)
Unfunded Commitments
Assets	—	1,241	—	1,241
Liabilities	—	—	—	—

Total	$(57,840)	$(22,939,332)	$—	$(22,997,172)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	There were no Level 1/Level 2 transfers during the six months ended May 31, 2013.
(4)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans

Balance as of December 1, 2012	$1,213,388
Accrued discounts/premiums	3,829
Realized gain (loss)	9,840
Change in unrealized appreciation/depreciation	31,607
Purchases	6,050,197
Sales	(364,077)
Net transfers in or out of level 3	1,300,933

Balance as of May 31, 2013	$8,245,717

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 95.16%

ASSET-BACKED SECURITIES 9.53%

Automobiles 5.36%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$6,988	$6,991,999
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	5,258	5,259,916
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	40,784	40,889,264
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	58,040	58,079,293
Ally Auto Receivables Trust 2013-SN1 A2(a)	0.52%	5/20/2015	33,590	33,586,869
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	1,680	1,680,625
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	7,658	7,671,791
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	9,337	9,353,105
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	15,947	15,964,698
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	22,220	22,246,444
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	20,763	20,772,667
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	42,450	42,498,902
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	33,500	33,486,784
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	17,855	17,857,384
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	27,375	27,361,504
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	16,424	16,387,268
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	15,193	15,200,053
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	31,842	31,828,021
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	54,921	54,900,569
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	47,921	47,946,853
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	4,586	4,601,508
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	1,008	1,008,387
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	3,908	3,910,352
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	26,788	26,804,254
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	2,899	2,900,556

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	$21,000	$21,050,558
Honda Auto Receivables Owner Trust 2012-4 A3	0.52%	8/18/2016	29,160	29,162,041
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	14,727	14,732,397
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	106,000	105,952,777
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	19,416	19,432,004
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	90,895	91,271,760
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	41,000	40,985,814
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	12,195	12,217,772
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	53,200	53,178,348
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	30,000	29,981,715
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	9,076	9,078,523
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	75,600	75,590,512
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	47,070	47,035,827
Nissan Auto Lease Trust 2012-A A3	0.98%	5/15/2015	59,500	59,757,635
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	15,175	15,193,271
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	10,362	10,366,808
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	8,110	8,143,922
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%	4/15/2015	22,752	22,797,796
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	14,000	14,088,634
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	6,633	6,646,837
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	17,837	17,925,561
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	10,849	10,858,200
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	30,164	30,296,767
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	54,494	54,562,689
Santander Drive Auto Receivables Trust 2012-5 A3	0.83%	12/15/2016	12,682	12,709,425
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	30,290	30,296,255

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	$37,421	$37,440,571
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	23,700	23,706,541
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	39,700	39,671,932
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	40,800	40,799,612
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	42,760	42,751,512
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	28,650	28,533,753
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	63,745	64,005,972
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	90,395	90,242,684

Total					1,759,655,491

Credit Cards 1.54%
American Express Credit Account Master Trust 2012-3 B	0.699%	#	3/15/2018	21,700	21,728,861
Bank of America Credit Card Trust 2008-C5	4.949%	#	3/15/2016	43,800	44,536,760
Bank One Issuance Trust 2003-A8	0.449%	#	5/16/2016	6,000	6,003,456
Chase Issuance Trust 2012-A1	0.299%	#	5/16/2016	9,125	9,131,187
Chase Issuance Trust 2012-A6 A	0.329%	#	8/15/2017	48,500	48,578,230
Citibank Omni Master Trust 2009-A14A†	2.949%	#	8/15/2018	91,335	94,099,482
Discover Card Execution Note Trust 2008-A4	5.65%		12/15/2015	3,255	3,261,708
Discover Card Execution Note Trust 2012-B3	0.649%	#	5/15/2018	67,800	68,019,808
Dryrock Issuance Trust 2012-1 A	0.349%	#	8/15/2017	50,000	50,000,000
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	40,750	40,596,169
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	40,200	41,412,412
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	33,150	33,610,553
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	45,175	44,992,990

Total					505,971,616

Home Equity 0.38%
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.353%	#	5/25/2036	28,153	25,594,144
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.263%	#	12/25/2036	5,062	4,947,696

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Home Equity (continued)
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.313%	#	4/25/2037	$387	$386,034
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A	0.253%	#	5/25/2037	712	709,222
Home Equity Asset Trust 2006-6 2A2	0.303%	#	11/25/2036	15,592	15,472,318
Home Equity Asset Trust 2006-7 2A2	0.303%	#	1/25/2037	33,036	32,178,896
Home Equity Asset Trust 2006-8 2A2	0.303%	#	3/25/2037	29,695	29,357,010
Option One Mortgage Loan Trust 2005-1 A4	0.593%	#	2/25/2035	17,745	17,478,223

Total					126,123,543

Other 2.25%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.523%	#	6/25/2035	6,030	6,012,227
CIT Mortgage Loan Trust 2007-1 2A2†	1.443%	#	10/25/2037	18,911	18,824,089
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.293%	#	12/25/2036	12,083	11,894,062
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	32,000	32,073,712
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	56,180	57,287,645
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1†	0.898%		1/15/2044	44,000	44,040,458
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	21,950	22,125,490
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B1†	1.247%		1/15/2044	14,525	14,551,065
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	13,500	13,500,000
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	5,600	5,600,003
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	19,575	19,574,957
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	8,500	8,500,000
Morgan Stanley ABS Capital I 2006-HE1 A3	0.373%	#	1/25/2036	11,085	10,907,640
Nelnet Student Loan Trust 2010-3A A†	1.056%	#	7/27/2048	10,245	10,373,609
Nelnet Student Loan Trust 2010-4A A†	0.993%	#	4/25/2046	10,531	10,705,428
Nelnet Student Loan Trust 2012-1A A†	0.993%	#	12/27/2039	20,982	21,299,580
Pennsylvania Higher Education Assistance Agency 2009-2 A1	0.876%	#	4/25/2019	2,760	2,765,833
Saxon Asset Securities Trust 2006-3 A2	0.303%	#	10/25/2046	4,437	4,412,567

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
SLM Student Loan Trust 2006-2 A4	0.366%	#	10/25/2022	$13,381	$13,356,570
SLM Student Loan Trust 2007-2 A2	0.276%	#	7/25/2017	21,760	21,735,290
SLM Student Loan Trust 2007-6 A2(b)	0.526%	#	1/25/2019	15,618	15,643,661
SLM Student Loan Trust 2007-7 A2	0.476%	#	1/25/2016	10,631	10,641,451
SLM Student Loan Trust 2010-A 2A†	3.449%	#	5/16/2044	66,593	70,574,920
SLM Student Loan Trust 2010-C A1†	1.849%	#	12/15/2017	8,257	8,288,389
SLM Student Loan Trust 2011-1 A1	0.713%	#	3/25/2026	29,138	29,303,865
SLM Student Loan Trust 2011-A A1†	1.199%	#	10/15/2024	34,841	35,103,913
SLM Student Loan Trust 2011-B A1†	1.049%	#	12/16/2024	36,601	36,824,756
SLM Student Loan Trust 2011-C A1†	1.599%	#	12/15/2023	25,777	26,043,296
SLM Student Loan Trust 2012-A A1†	1.599%	#	8/15/2025	20,537	20,847,248
SLM Student Loan Trust 2012-C A1†	1.299%	#	8/15/2023	22,324	22,539,991
SLM Student Loan Trust 2012-E A1†	0.949%	#	10/16/2023	27,002	27,134,583
SLM Student Loan Trust 2013-B A1†	0.85%	#	7/15/2022	60,192	60,291,407
Structured Asset Securities Corp. 2006-GEL3 A2†	0.423%	#	7/25/2036	8,509	8,425,005
Structured Asset Securities Corp. 2007-BC2 A3	0.323%	#	3/25/2037	19,418	18,682,893

Total					739,885,603

Total Asset-Backed Securities (cost $3,124,854,885)					3,131,636,253

CONVERTIBLE BONDS 0.19%

Financial: Miscellaneous 0.04%
NASDAQ OMX Group, Inc. (The)	2.50%		8/15/2013	14,555	14,609,581

Metals & Minerals: Miscellaneous 0.15%
AngloGold Ashanti Holdings Finance plc†	3.50%		5/22/2014	48,250	48,793,054

Total Convertible Bonds (cost $63,852,794)					63,402,635

CORPORATE BONDS 42.23%

Advertising 0.02%
MDC Partners, Inc.†	6.75%		4/1/2020	5,275	5,420,062

Aerospace/Defense 0.04%
BAE Systems plc (United Kingdom)†(c)	3.50%		10/11/2016	9,694	10,216,913
Litton Industries, Inc.	6.75%		4/15/2018	2,750	3,188,683

Total					13,405,596

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Air Transportation 0.15%
Continental Airlines, Inc.	7.461%		4/1/2015	$1,386	$1,457,146
United Airlines, Inc.†	6.75%		9/15/2015	30,773	32,273,184
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	13,989	15,143,503

Total					48,873,833

Apparel 0.28%
Fifth & Pacific Cos., Inc.	10.50%		4/15/2019	5,370	6,014,400
J. Crew Group, Inc.	8.125%		3/1/2019	49,676	53,153,320
Perry Ellis International, Inc.	7.875%		4/1/2019	2,030	2,187,325
PVH Corp.	7.375%		5/15/2020	28,595	31,811,937

Total					93,166,982

Auto Parts: Original Equipment 0.09%
Delphi Corp.	5.875%		5/15/2019	2,412	2,586,870
Hertz Corp. (The)	5.875%		10/15/2020	9,750	10,335,000
International Automotive Components Group SA (Luxembourg)†(c)	9.125%		6/1/2018	4,925	4,894,219
Stanadyne Holdings, Inc.	12.00%		2/15/2015	6,930	4,608,450
Titan International, Inc.†	7.875%		10/1/2017	7,771	8,353,825

Total					30,778,364

Auto: Trucks & Parts 0.00%
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	475	483,313

Automotive 0.16%
Kia Motors Corp. (South Korea)†(c)	3.625%		6/14/2016	13,600	14,252,868
TRW Automotive, Inc.†	8.875%		12/1/2017	34,374	36,866,115

Total					51,118,983

Banks: Diversified 7.33%
Abbey National Treasury Services plc (United Kingdom)(c)	1.856%	#	4/25/2014	7,016	7,078,758
Abbey National Treasury Services plc (United Kingdom)(c)	2.875%		4/25/2014	47,059	47,935,897
Abbey National Treasury Services plc (United Kingdom)†(c)	3.875%		11/10/2014	18,001	18,662,249
Associated Banc-Corp	1.875%		3/12/2014	40,700	40,852,259
Associated Banc-Corp	5.125%		3/28/2016	64,556	70,499,090
Banco Bradesco SA†	2.374%	#	5/16/2014	23,200	23,427,151
Banco Bradesco SA†	4.50%		1/12/2017	9,800	10,369,380
Banco Davivienda SA (Colombia)†(c)	2.95%		1/29/2018	7,800	7,634,250
Banco de Credito e Inversiones (Chile)†(c)	3.00%		9/13/2017	11,800	11,835,754

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Banco del Estado de Chile (Chile)†(c)	2.00%		11/9/2017	$34,000	$33,677,476
Banco del Estado de Chile COD	2.03%		4/2/2015	7,900	8,084,568
Banco do Brasil SA	3.875%		1/23/2017	24,800	25,854,000
Banco Santander Chile (Chile)†(a)(c)	2.149%	#	6/7/2018	24,000	24,000,000
Bank of America Corp.	5.375%		6/15/2014	73,000	76,291,935
Bank of America Corp.	5.42%		3/15/2017	40,992	45,138,095
Bank of America Corp.	5.75%		8/15/2016	11,660	12,898,525
Bank of America Corp.	5.75%		12/1/2017	24,000	27,511,032
Bank of America Corp.	6.00%		9/1/2017	14,010	16,158,391
Bank of America Corp.	7.625%		6/1/2019	24,975	31,496,572
Bank of America Corp.	7.75%		8/15/2015	6,201	6,973,235
Bank of America Corp.	7.80%		9/15/2016	44,776	52,596,128
Bank of America NA	5.30%		3/15/2017	27,214	30,212,411
Bank of America NA	6.10%		6/15/2017	11,364	12,973,233
Bank of Nova Scotia (Canada)†(c)	2.15%		8/3/2016	66,740	69,476,140
Citigroup, Inc.	4.875%		5/7/2015	10,727	11,390,326
Citigroup, Inc.	5.00%		9/15/2014	164,230	171,848,630
Citigroup, Inc.	5.50%		2/15/2017	100,740	112,049,979
Commonwealth Bank of Australia (Australia)†(c)	2.70%		11/25/2014	33,310	34,441,707
Corpbanca SA (Chile)(c)	3.125%		1/15/2018	11,800	11,718,663
Discover Bank	8.70%		11/18/2019	13,472	17,722,941
DnB NOR Boligkreditt AS (Norway)†(c)	2.10%		10/14/2015	77,995	80,576,634
First Citizens St. Lucia Ltd. (Saint Lucia)†(c)	4.903%		2/9/2016	2,125	2,220,736
First Midwest Bancorp, Inc.	5.875%		11/22/2016	14,875	15,876,668
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	36,337	40,405,036
Goldman Sachs Group, Inc. (The)	6.15%		4/1/2018	89,183	103,788,232
Goldman Sachs Group, Inc. (The)	6.25%		9/1/2017	16,800	19,530,538
Hana Bank (South Korea)†(c)	1.375%		2/5/2016	9,800	9,734,556
HBOS plc (United Kingdom)†(c)	6.75%		5/21/2018	52,494	59,178,114
JPMorgan Chase Bank NA	6.00%		10/1/2017	146,650	171,342,194
KeyBank NA	7.413%		5/6/2015	17,400	19,392,300
Korea Development Bank (The) (South Korea)(c)	1.00%		1/22/2016	9,800	9,686,291
Morgan Stanley	3.45%		11/2/2015	31,300	32,703,993
Morgan Stanley	4.00%		7/24/2015	35,332	37,200,709
Morgan Stanley	4.20%		11/20/2014	24,051	25,064,124
Morgan Stanley	4.75%		4/1/2014	60,118	61,781,886
Morgan Stanley	5.375%		10/15/2015	21,600	23,531,472
Morgan Stanley	5.55%		4/27/2017	28,125	31,442,737

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Morgan Stanley	5.95%		12/28/2017	$9,850	$11,315,641
Morgan Stanley	6.00%		4/28/2015	80,137	86,974,129
Morgan Stanley	6.25%		8/28/2017	14,250	16,455,700
Nordea Eiendomskreditt AS (Norway)†(c)	2.125%		9/22/2016	52,740	54,531,947
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019	290	326,250
Provident Funding Associates LP/PFG
Finance Corp.†	10.25%		4/15/2017	18,100	20,548,025
Regions Bank	7.50%		5/15/2018	48,530	59,011,461
Regions Financial Corp.	7.75%		11/10/2014	9,694	10,547,595
Royal Bank of Canada (Canada)(c)	1.20%		9/19/2017	89,518	89,141,577
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(c)	5.298%		12/27/2017	13,800	14,444,598
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(c)	7.125%		1/14/2014	11,800	12,220,080
Sberbank via SB Capital SA (Russia)†(c)	4.95%		2/7/2017	11,800	12,552,250
Sberbank via SB Capital SA (Russia)(c)	5.40%		3/24/2017	4,900	5,274,850
Shinhan Bank (South Korea)†(c)	4.375%		7/27/2017	5,800	6,302,819
Sparebank 1 Boligkreditt AS (Norway)†(c)	2.30%		6/30/2017	67,210	69,378,665
Standard Chartered Bank (United Kingdom)†(c)	6.40%		9/26/2017	31,648	36,844,285
Swedbank Hypotek AB (Sweden)†(c)	2.95%		3/28/2016	33,630	35,540,722
Synovus Financial Corp.	5.125%		6/15/2017	4,800	4,848,000
Synovus Financial Corp.	7.875%		2/15/2019	14,175	16,124,063
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%		7/19/2017	9,800	10,308,326
Turkiye Vakiflar Bankasi Tao (Turkey)†(c)	3.75%		4/15/2018	6,700	6,733,500
Turkiye Vakiflar Bankasi Tao (Turkey)†(c)	5.75%		4/24/2017	5,500	5,948,250
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(c)	6.00%		4/12/2017	7,800	8,307,000

Total					2,407,944,728

Banks: Money Center 0.74%
1Malaysia Sukuk Global Berhad (Malaysia)†(c)	3.928%		6/4/2015	13,575	14,352,237
Akbank TAS (Turkey)†(c)	3.875%		10/24/2017	7,850	8,085,500
Banco de Credito del Peru (Peru)†(c)	4.75%		3/16/2016	9,900	10,543,500
Banco Latinoamericano de Comercio Exterior SA (Panama)†(c)	3.75%		4/4/2017	7,800	8,053,500
BBVA Banco Continental SA (Peru)†(c)	2.25%		7/29/2016	9,900	9,801,000
BBVA Banco Continental SA (Peru)†(c)	3.25%		4/8/2018	11,600	11,542,000
Caribbean Development Bank†	0.576%	#	7/19/2013	3,800	3,801,163
Eurasian Development Bank (Kazakhstan)†(c)	7.375%		9/29/2014	13,700	14,723,116
Export-Import Bank of Korea (South Korea)(c)	3.75%		10/20/2016	6,675	7,149,913

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Banks: Money Center (continued)
Wilmington Trust Corp.	8.50%	4/2/2018		$10,931	$13,511,896
Zions Bancorporation	4.00%	6/20/2016		23,625	25,081,174
Zions Bancorporation	4.50%	3/27/2017		54,144	58,362,413
Zions Bancorporation	7.75%	9/23/2014		52,722	56,940,129

Total					241,947,541

Beverages 0.24%
Beam, Inc.	5.375%	1/15/2016		3,111	3,421,702
Cott Beverages, Inc.	8.125%	9/1/2018		950	1,034,312
Cott Beverages, Inc.	8.375%	11/15/2017		22,918	24,493,612
Pernod Ricard SA (France)†(c)	2.95%	1/15/2017		49,300	51,341,612

Total					80,291,238

Biotechnology Research & Production 0.56%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		46,874	49,792,703
Life Technologies Corp.	3.50%	1/15/2016		56,217	58,860,605
Life Technologies Corp.	4.40%	3/1/2015		70,578	74,357,875

Total					183,011,183

Brokers 0.18%
E*Trade Financial Corp.	6.75%	6/1/2016		5,592	6,011,400
Jefferies Group, Inc.	5.875%	6/8/2014		9,675	10,231,313
Raymond James Financial, Inc.	4.25%	4/15/2016		6,250	6,617,500
Raymond James Financial, Inc.	8.60%	8/15/2019		27,342	34,763,521

Total					57,623,734

Building Materials 0.19%
Cemex Finance LLC†(d)	9.625%	12/14/2017	EUR	8,490	11,862,489
Cimento Tupi SA (Brazil)†(c)	9.75%	5/11/2018		$4,980	5,166,750
Interline Brands, Inc.	7.50%	11/15/2018		7,125	7,659,375
Interline Brands, Inc. PIK(a)	10.00%	11/15/2018		8,270	9,200,375
Nortek, Inc.	8.50%	4/15/2021		10,330	11,363,000
Owens Corning, Inc.	6.50%	12/1/2016		3,091	3,481,554
Owens Corning, Inc.	9.00%	6/15/2019		10,257	12,941,380

Total					61,674,923

Business Services 0.52%
Alliance Data Systems Corp.†	5.25%	12/1/2017		26,650	28,049,125
Alliance Data Systems Corp.†	6.375%	4/1/2020		11,092	12,034,820
American Residential Services LLC†	12.00%	4/15/2015		4,100	4,192,250
Brickman Group Holdings, Inc.†	9.125%	11/1/2018		11,956	13,002,150

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services (continued)
Expedia, Inc.	7.456%	8/15/2018	$19,450	$22,941,625
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	5,300	5,611,375
Iron Mountain, Inc.	7.75%	10/1/2019	14,475	16,230,094
Iron Mountain, Inc.	8.00%	6/15/2020	9,785	10,240,003
Iron Mountain, Inc.	8.375%	8/15/2021	25,122	27,414,382
Monitronics International, Inc.	9.125%	4/1/2020	8,050	8,734,250
Verisk Analytics, Inc.	4.875%	1/15/2019	21,400	23,444,620

Total				171,894,694

Chemicals 1.19%
Airgas, Inc.	7.125%	10/1/2018	51,821	54,641,306
Braskem SA (Brazil)†(c)	11.75%	1/22/2014	8,331	8,862,101
Cabot Finance BV (Netherlands)†(c)	5.25%	9/1/2013	6,400	6,464,723
CF Industries, Inc.	6.875%	5/1/2018	62,386	75,035,885
Chemtura Corp.	7.875%	9/1/2018	4,618	5,079,800
Huntsman International LLC	8.625%	3/15/2020	11,375	12,626,250
Incitec Pivot Ltd. (Australia)†(c)	4.00%	12/7/2015	38,056	40,045,454
Methanex Corp. (Canada)(c)	3.25%	12/15/2019	8,653	8,682,810
Methanex Corp. (Canada)(c)	6.00%	8/15/2015	38,517	41,699,159
Phibro Animal Health Corp.†	9.25%	7/1/2018	22,047	24,141,465
PhosAgro OAO via PhosAgro Bond Funding Ltd. (Ireland)†(c)	4.204%	2/13/2018	3,500	3,519,705
Rhodia SA (France)†(c)	6.875%	9/15/2020	79,036	89,823,070
Sibur Securities Ltd. (Ireland)†(c)	3.914%	1/31/2018	7,800	7,517,250
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	10,185	12,796,841

Total				390,935,819

Coal 0.16%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	24,738	26,469,660
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	23,626	26,106,730

Total				52,576,390

Communications & Media 0.14%
Digicel Ltd. (Jamaica)†(c)	8.25%	9/1/2017	44,537	46,541,165

Computer Hardware 0.33%
Hewlett-Packard Co.	1.25%	9/13/2013	56,757	56,825,279
Hewlett-Packard Co.	6.125%	3/1/2014	49,698	51,561,774

Total				108,387,053

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Software 0.41%
Autodesk, Inc.	1.95%	12/15/2017	$33,298	$33,067,578
Brocade Communications Systems, Inc.	6.875%	1/15/2020	2,350	2,567,375
SERENA Software, Inc.	10.375%	3/15/2016	20,193	20,495,895
SunGard Data Systems, Inc.	7.375%	11/15/2018	51,537	55,144,590
Symantec Corp.	2.75%	6/15/2017	23,295	23,900,181

Total				135,175,619

Construction/Homebuilding 0.19%
CRH America, Inc.	4.125%	1/15/2016	5,744	6,078,226
CRH America, Inc.	6.00%	9/30/2016	24,333	27,626,179
CRH America, Inc.	8.125%	7/15/2018	17,915	22,320,460
Empresas ICA SAB de CV (Mexico)†(c)	8.375%	7/24/2017	8,515	7,280,325

Total				63,305,190

Consumer Products 0.10%
Avon Products, Inc.	2.375%	3/15/2016	32,765	33,333,506

Containers 0.26%
Berry Plastics Corp.	9.50%	5/15/2018	42,510	46,761,000
BWAY Holding Co.	10.00%	6/15/2018	1,240	1,379,500
Rock-Tenn Co.	4.45%	3/1/2019	32,891	35,801,261

Total				83,941,761

Copper 0.01%
Southern Copper Corp.	6.375%	7/27/2015	4,400	4,822,704

Data Product, Equipment & Communications 0.60%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	17,229	18,456,566
Fidelity National Information Services, Inc.	7.875%	7/15/2020	149,863	167,972,895
Total System Services, Inc.	2.375%	6/1/2018	11,523	11,492,752

Total				197,922,213

Diversified 0.19%
Ingersoll-Rand Global Holding Co. Ltd.	9.50%	4/15/2014	56,645	60,810,560

Drugs 1.07%
Actavis, Inc.	1.875%	10/1/2017	22,740	22,612,338
Mylan, Inc.†	6.00%	11/15/2018	150,751	163,981,360
Mylan, Inc.†	7.625%	7/15/2017	49,075	54,073,093
Mylan, Inc.†	7.875%	7/15/2020	49,600	57,670,614
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	47,250	52,358,906

Total				350,696,311

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power 1.29%
Black Hills Corp.	9.00%	5/15/2014	$25,014	$26,777,012
CE Generation LLC	7.416%	12/15/2018	40,967	41,684,132
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	8,750	9,777,512
DPL, Inc.	6.50%	10/15/2016	14,000	15,155,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	53,914	58,642,743
Entergy Corp.	4.70%	1/15/2017	39,203	42,315,914
Indiantown Cogeneration LP	9.77%	12/15/2020	22,710	25,345,677
Nevada Power Co.	7.375%	1/15/2014	$3,000	3,121,203
NiSource Finance Corp.	5.40%	7/15/2014	2,150	2,254,860
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	29,220	31,247,284
PPL WEM Holdings plc (United Kingdom)†(c)	3.90%	5/1/2016	62,460	66,188,987
Red Oak Power LLC	8.54%	11/30/2019	23,962	25,878,900
Trans-Allegheny Interstate Line Co.†	4.00%	1/15/2015	38,721	40,429,603
TransAlta Corp. (Canada)(c)	5.75%	12/15/2013	34,305	35,177,754

Total				423,996,581

Electrical Equipment 0.14%
STATS ChipPAC Ltd. (Singapore)†(c)	4.50%	3/20/2018	16,700	16,658,250
Xerox Corp.	8.25%	5/15/2014	28,758	30,719,813

Total				47,378,063

Electrical: Household 0.05%
WireCo WorldGroup, Inc.	9.50%	5/15/2017	14,300	14,907,750

Electronics 0.17%
FLIR Systems, Inc.	3.75%	9/1/2016	27,250	28,361,364
Jabil Circuit, Inc.	7.75%	7/15/2016	24,346	28,119,630

Total				56,480,994

Electronics: Semi-Conductors/Components 0.05%
Avnet, Inc.	5.875%	3/15/2014	15,180	15,718,359

Energy Equipment & Services 0.69%
Energy Transfer Partners LP	6.00%	7/1/2013	87,073	87,368,613
Energy Transfer Partners LP	6.125%	2/15/2017	14,500	16,557,579
Energy Transfer Partners LP	8.50%	4/15/2014	22,751	24,225,287
Energy Transfer Partners LP	9.00%	4/15/2019	49,838	65,106,071
Energy Transfer Partners LP	9.70%	3/15/2019	21,353	28,511,657
NRG Energy, Inc.	7.625%	5/15/2019	4,836	5,162,430

Total				226,931,637

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Engineering & Contracting Services 0.28%
Andrade Gutierrez International SA (Luxembourg)†(c)	4.00%	4/30/2018	$7,650	$7,602,188
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	25,173	18,879,750
URS Corp.†	4.10%	4/1/2017	64,625	67,040,359

Total				93,522,297

Entertainment 1.00%
American Casino & Entertainment Properties LLC/ACEP Finance Corp.	11.00%	6/15/2014	42,546	42,678,956
Cinemark USA, Inc.	8.625%	6/15/2019	14,845	16,693,203
Greektown Superholdings, Inc.	13.00%	7/1/2015	32,070	34,475,250
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	15,875	17,204,531
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	5,610	5,694,150
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	3,160	3,476,000
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	80,577	86,318,111
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	8,600	9,374,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	45,555	45,184,866
Vail Resorts, Inc.	6.50%	5/1/2019	29,146	31,331,950
WMG Acquisition Corp.	11.50%	10/1/2018	28,024	33,208,440
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,687,000

Total				327,326,457

Financial Services 2.46%
Air Lease Corp.	6.125%	4/1/2017	45,205	48,934,412
Astoria Depositor Corp.†	7.902%	5/1/2021	11,592	11,592,130
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	82,695	92,766,507
Credit Suisse AG (Guernsey)†(c)	1.625%	3/6/2015	57,970	58,956,939
DTEK Finance plc (United Kingdom)†(c)	7.875%	4/4/2018	12,530	12,467,350
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	37,134	38,069,443
Graton Economic Development Authority†	9.625%	9/1/2019	10,480	11,907,900
Hyundai Capital America†	1.625%	10/2/2015	9,750	9,823,398
Hyundai Capital America†	3.75%	4/6/2016	4,150	4,362,592
Hyundai Capital America†	4.00%	6/8/2017	7,945	8,481,311
Hyundai Capital Services, Inc. (South Korea)†(c)	3.50%	9/13/2017	3,800	3,990,619
Hyundai Capital Services, Inc. (South Korea)†(c)	4.375%	7/27/2016	25,331	27,185,558
Hyundai Capital Services, Inc. (South Korea)†(c)	6.00%	5/5/2015	3,780	4,094,519
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,185	3,336,552
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	15,257	15,974,689
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	4,856	5,371,688
Merrill Lynch & Co., Inc.	6.40%	8/28/2017	25,236	29,371,045

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)
MU Finance plc (United Kingdom)†(c)	8.375%	2/1/2017	$37,113	$40,267,429
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020	8,945	9,839,500
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	4,500	5,152,500
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	39,190	45,068,500
Nationstar Mortgage LLC/Nationstar Capital Corp.	10.875%	4/1/2015	21,870	23,209,537
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	12,646	13,973,830
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	32,268	37,592,220
Salton Sea Funding Corp.	7.475%	11/30/2018	1,728	1,803,484
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	21,972	22,611,021
Utility Contract Funding LLC†	7.944%	10/1/2016	15,966	17,592,994
Western Union Co. (The)	2.875%	12/10/2017	98,023	100,083,640
Woodside Finance Ltd. (Australia)†(c)	4.50%	11/10/2014	39,788	41,746,246
Woodside Finance Ltd. (Australia)†(c)	5.00%	11/15/2013	6,800	6,927,092
Woodside Finance Ltd. (Australia)†(c)	8.125%	3/1/2014	53,200	55,883,727

Total				808,438,372

Financial: Miscellaneous 2.22%
Bunge Ltd. Finance Corp.	4.10%	3/15/2016	26,439	28,166,313
Compagnie de Financement Foncier SA (France)†(c)	2.25%	3/7/2014	112,600	114,264,678
Equifax, Inc.	4.45%	12/1/2014	3,628	3,805,057
Ford Motor Credit Co. LLC	2.75%	5/15/2015	14,850	15,197,148
Ford Motor Credit Co. LLC	3.875%	1/15/2015	19,980	20,730,689
Ford Motor Credit Co. LLC	4.25%	2/3/2017	24,625	26,309,202
Ford Motor Credit Co. LLC	7.00%	4/15/2015	34,400	37,857,475
Ford Motor Credit Co. LLC	8.00%	12/15/2016	78,604	94,557,940
Ford Motor Credit Co. LLC	8.70%	10/1/2014	25,325	27,832,580
Ford Motor Credit Co. LLC	12.00%	5/15/2015	40,385	48,609,809
Hercules Offshore, Inc.†	10.50%	10/15/2017	14,335	15,481,800
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	12,475	13,192,313
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	25,121	26,188,391
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	36,900	40,243,177
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	10,079	10,835,822
SLM Corp.	3.875%	9/10/2015	28,125	28,757,813
SLM Corp.	5.00%	10/1/2013	975	985,969
SLM Corp.	5.00%	6/15/2018	11,417	11,445,497

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Financial: Miscellaneous (continued)
SLM Corp.	6.00%		1/25/2017	$34,350	$36,325,125
SLM Corp.	6.25%		1/25/2016	71,530	76,271,509
SLM Corp.	8.45%		6/15/2018	37,975	42,342,125
Turkiye Garanti Bankasi AS (Turkey)†(c)	2.776%	#	4/20/2016	2,500	2,512,500
Turkiye Garanti Bankasi AS (Turkey)†(c)	4.00%		9/13/2017	7,800	8,043,750

Total					729,956,682

Food 0.50%
CFG Investment SAC (Peru)†(c)	9.75%		7/30/2019	16,700	15,572,750
Dean Foods Co.	9.75%		12/15/2018	48,295	55,901,462
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%		2/1/2020	19,986	22,184,460
JBS USA LLC/JBS USA Finance, Inc.	11.625%		5/1/2014	3,900	4,202,250
Raizen Fuels Finance Ltd.†	9.50%		8/15/2014	11,859	12,813,650
Southern States Cooperative, Inc.†	11.25%		5/15/2015	12,645	13,308,863
Want Want China Finance Ltd. (China)†(c)	1.875%		5/14/2018	24,300	23,885,272
Wells Enterprises, Inc.†	6.75%		2/1/2020	5,485	5,896,375
Wm. Wrigley Jr. Co.	4.65%		7/15/2015	11,120	11,798,431

Total					165,563,513

Gaming 0.10%
CCM Merger, Inc.†	9.125%		5/1/2019	14,450	15,895,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%		7/1/2019	16,253	18,122,095

Total					34,017,095

Health Care 0.06%
VWR Funding, Inc.†	10.75%		6/30/2017	20,161	20,967,440

Health Care Products 0.27%
Bausch & Lomb, Inc.	9.875%		11/1/2015	24,093	25,056,720
Biogen Idec, Inc.	6.875%		3/1/2018	24,302	29,520,296
Boston Scientific Corp.	5.125%		1/12/2017	23,575	26,139,583
Boston Scientific Corp.	6.40%		6/15/2016	975	1,105,591
Hanger, Inc.	7.125%		11/15/2018	2,527	2,751,271
Mallinckrodt International Finance SA†	3.50%		4/15/2018	4,700	4,758,416

Total					89,331,877

Health Care Services 0.05%
Capella Healthcare, Inc.	9.25%		7/1/2017	2,875	3,087,031
Centene Corp.	5.75%		6/1/2017	718	773,645

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Health Care Services (continued)
Community Health Systems, Inc.	8.00%		11/15/2019	$9,813	$10,843,365
Coventry Health Care, Inc.	6.30%		8/15/2014	1,100	1,170,189

Total					15,874,230

Household Equipment/Products 0.18%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%		8/15/2019	24,646	26,956,562
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%		2/15/2016	32,291	33,260,053

Total					60,216,615

Industrial Products 0.15%
Mueller Water Products, Inc.	7.375%		6/1/2017	36,242	37,329,260
PPL WW Holdings Ltd. (United Kingdom)†(c)	7.25%		12/15/2017	9,185	10,741,288

Total					48,070,548

Insurance 0.67%
Allied World Assurance Co. Ltd.	7.50%		8/1/2016	2,323	2,740,522
Assurant, Inc.	2.50%		3/15/2018	9,600	9,582,269
Fidelity National Financial, Inc.	6.60%		5/15/2017	19,582	21,983,263
Hartford Financial Services Group, Inc.	4.75%		3/1/2014	2,285	2,344,883
Hartford Financial Services Group, Inc.	5.50%		10/15/2016	1,245	1,398,806
Liberty Mutual Group, Inc.†	5.75%		3/15/2014	17,532	18,085,976
Markel Corp.	7.125%		9/30/2019	1,375	1,694,673
QBE Insurance Group Ltd. (Australia)†(c)	5.647%	#	7/1/2023	5,105	5,105,010
UnumProvident Finance Co. plc (United Kingdom)†(c)	6.85%		11/15/2015	14,205	15,903,719
Willis Group Holdings plc (United Kingdom)(c)	4.125%		3/15/2016	31,230	32,881,973
Willis North America, Inc.	5.625%		7/15/2015	79,030	85,134,514
Willis North America, Inc.	6.20%		3/28/2017	19,911	22,526,887

Total					219,382,495

Investment Management Companies 0.40%
Lazard Group LLC	6.85%		6/15/2017	43,885	50,319,726
Lazard Group LLC	7.125%		5/15/2015	50,007	54,794,470
Nuveen Investments, Inc.	5.50%		9/15/2015	18,952	19,141,520
Yankee Candle Corp.	9.75%		2/15/2017	6,976	7,228,950

Total					131,484,666

Jewelry, Watches & Gemstones 0.05%
ALROSA Finance SA (Luxembourg)†(c)	8.875%		11/17/2014	16,343	17,942,980

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leasing 0.51%
International Lease Finance Corp.	5.625%	9/20/2013	$22,974	$23,261,175
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	19,500	22,035,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	11,400	11,752,978
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	61,263	64,335,891
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	44,745	47,778,085

Total				169,163,129

Leisure 0.32%
Easton-Bell Sports, Inc.	9.75%	12/1/2016	75,995	81,980,366
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	8,575	8,960,875
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	12,250	14,087,500

Total				105,028,741

Lodging 0.88%
Host Hotels & Resorts LP	5.875%	6/15/2019	80,201	88,249,732
Host Hotels & Resorts LP	6.00%	11/1/2020	110,156	122,893,338
Host Hotels & Resorts LP	6.75%	6/1/2016	8,240	8,342,094
Hyatt Hotels Corp.	3.875%	8/15/2016	11,110	11,793,265
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	28,534	34,642,759
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	12,945	13,802,606
Wyndham Worldwide Corp.	2.50%	3/1/2018	8,775	8,809,082
Wyndham Worldwide Corp.	2.95%	3/1/2017	1,244	1,282,738

Total				289,815,614

Machinery: Agricultural 0.33%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	14,942	14,717,870
Camposol SA (Peru)†(c)	9.875%	2/2/2017	10,986	11,645,160
Lorillard Tobacco Co.	8.125%	6/23/2019	56,395	71,415,188
MHP SA (Ukraine)†(c)	10.25%	4/29/2015	10,000	10,689,300

Total				108,467,518

Machinery: Oil Well Equipment & Services 0.06%
National Oilwell Varco, Inc.	6.125%	8/15/2015	20,320	20,366,960

Manufacturing 0.11%
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	8,025	8,546,625
Smiths Group plc (United Kingdom)†(c)	6.05%	5/15/2014	27,241	28,220,750

Total				36,767,375

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Materials & Commodities 0.12%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		$37,025	$40,264,687

Media 0.87%
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		$6,500	7,263,750
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		47,771	47,508,260
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017		51,123	54,062,572
NET Servicos de Comunicacao SA (Brazil)(c)	7.50%	1/27/2020		26,663	29,729,245
News America, Inc.	7.60%	10/11/2015		1,118	1,281,172
Videotron Ltee (Canada)(c)	6.375%	12/15/2015		1,500	1,522,500
Videotron Ltee (Canada)(c)	9.125%	4/15/2018		14,070	14,808,675
Virgin Media Secured Finance plc (United Kingdom)(c)	6.50%	1/15/2018		123,070	130,146,525

Total					286,322,699

Metal Fabricating 0.15%
Severstal Columbus LLC	10.25%	2/15/2018		25,262	27,156,650
Timken Co.	6.00%	9/15/2014		19,206	20,339,442
Xstrata Canada Corp. (Canada)(c)	6.00%	10/15/2015		1,975	2,171,890

Total					49,667,982

Metals & Minerals: Miscellaneous 1.05%
Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	58,272	51,990,933
Anglo American Capital plc (United Kingdom)†(c)	9.375%	4/8/2019		$85,047	111,153,112
Compass Minerals International, Inc.	8.00%	6/1/2019		17,658	19,247,220
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.75%	10/15/2014		22,376	23,366,093
IAMGOLD Corp. (Canada)†(c)	6.75%	10/1/2020		26,865	24,715,800
KGHM International Ltd. (Canada)†(c)	7.75%	6/15/2019		23,016	24,166,800
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016		59,097	60,076,947
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		6,980	7,224,300
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020		8,495	9,047,175
Xstrata Finance Canada Ltd. (Canada)†(c)	2.05%	10/23/2015		14,650	14,778,202

Total					345,766,582

Natural Gas 0.14%
SourceGas LLC†	5.90%	4/1/2017		3,180	3,438,744
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		2,965	3,254,704
Tennessee Gas Pipeline Co.	8.00%	2/1/2016		32,680	38,345,634

Total					45,039,082

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil 2.26%
Afren plc (United Kingdom)†(c)	10.25%	4/8/2019	$11,300	$13,377,392
Afren plc (United Kingdom)†(c)	11.50%	2/1/2016	17,250	20,356,725
Alliance Oil Co., Ltd. (Russia)†(c)	9.875%	3/11/2015	14,500	15,732,500
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	1,589	1,704,203
Antero Resources Finance Corp.	7.25%	8/1/2019	6,097	6,615,245
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	10,413	11,506,365
Canadian Oil Sands Ltd. (Canada)†(c)	5.80%	8/15/2013	15,775	15,930,431
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	6,126	7,627,201
Chaparral Energy, Inc.	7.625%	11/15/2022	8,000	8,680,000
Chaparral Energy, Inc.	9.875%	10/1/2020	17,707	20,363,050
CNPC General Capital Ltd. (China)†(c)	1.45%	4/16/2016	16,600	16,561,903
CNPC General Capital Ltd. (China)†(c)	2.75%	4/19/2017	9,800	10,049,929
Concho Resources, Inc.	7.00%	1/15/2021	1,934	2,112,895
Continental Resources, Inc.	5.00%	9/15/2022	8,575	8,918,000
Continental Resources, Inc.	7.125%	4/1/2021	14,500	16,348,750
Continental Resources, Inc.	7.375%	10/1/2020	15,533	17,591,122
DCP Midstream LLC†	9.75%	3/15/2019	20,172	26,637,711
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	18,691	20,092,825
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	31,307	34,907,305
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	5/23/2016	18,000	19,280,520
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	8.125%	7/31/2014	1,500	1,614,600
Harvest Operations Corp. (Canada)(c)	6.875%	10/1/2017	1,305	1,468,125
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	23,577	26,052,585
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	41,710	46,298,100
HollyFrontier Corp.	9.875%	6/15/2017	24,000	25,243,800
Husky Oil Ltd. (Canada)(c)	7.55%	11/15/2016	4,375	5,175,708
KazMunaiGas National Co. (Kazakhstan)†(c)	8.375%	7/2/2013	21,705	21,814,393
KazMunaiGas National Co. (Kazakhstan)†(c)	11.75%	1/23/2015	4,900	5,616,625
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	1,700	1,765,875
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	33,510	37,866,300
Laredo Petroleum, Inc.	7.375%	5/1/2022	4,995	5,519,475
LUKOIL International Finance BV (Netherlands)†(c)	3.416%	4/24/2018	24,400	24,461,000
LUKOIL International Finance BV (Netherlands)†(c)	6.375%	11/5/2014	18,166	19,479,402
McMoRan Exploration Co.	11.875%	11/15/2014	43,869	46,281,795
Naftogaz of Ukraine NJSC (Ukraine)(c)	9.50%	9/30/2014	10,800	11,201,760
Oasis Petroleum, Inc.	6.50%	11/1/2021	3,420	3,710,700
Oasis Petroleum, Inc.	7.25%	2/1/2019	13,270	14,364,775
Offshore Group Investment Ltd.	7.50%	11/1/2019	7,771	8,431,535

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)
Petroleos de Venezuela SA (Venezuela)(c)	5.25%	4/12/2017	$3,250	$2,778,750
Petronas Global Sukuk Ltd. (Malaysia)†(c)	4.25%	8/12/2014	26,700	27,805,433
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,312,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.50%	9/30/2014	28,550	30,170,212
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%	9/30/2016	9,598	10,317,904
Rosetta Resources, Inc.	9.50%	4/15/2018	15,188	16,782,740
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(c)	3.149%	3/6/2017	11,600	11,656,608
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	9,600	9,565,373
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	11,800	12,125,031
SM Energy Co.	6.50%	11/15/2021	4,984	5,469,940
Swift Energy Co.	7.875%	3/1/2022	7,100	7,455,000
Valero Energy Corp.	4.75%	6/15/2013	3,100	3,103,832

Total				743,303,948

Oil: Crude Producers 1.99%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(c)	5.67%	3/5/2014	11,965	12,398,133
Anadarko Petroleum Corp.	5.75%	6/15/2014	34,965	36,679,229
Anadarko Petroleum Corp.	6.375%	9/15/2017	18,068	21,324,468
Anadarko Petroleum Corp.	7.625%	3/15/2014	19,078	20,115,366
DCP Midstream Operating LP	2.50%	12/1/2017	12,550	12,704,164
Enbridge Energy Partners LP	6.50%	4/15/2018	4,775	5,641,343
Enbridge Energy Partners LP	9.875%	3/1/2019	18,352	24,874,613
Enogex LLC†	6.875%	7/15/2014	7,535	7,878,897
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	9,090,055
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	18,371	19,326,793
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	33,275	34,468,508
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	10,420	10,993,861
Murphy Oil Corp.	2.50%	12/1/2017	49,440	49,878,335
Noble Energy, Inc.	8.25%	3/1/2019	6,412	8,307,208
OGX Austria GmbH (Austria)†(c)	8.50%	6/1/2018	31,150	18,067,000
Pacific Rubiales Energy Corp. (Canada)†(c)	7.25%	12/12/2021	11,685	13,145,625
Panhandle Eastern Pipe Line Co. LP	6.05%	8/15/2013	26,247	26,498,945
Pioneer Natural Resources Co.	5.875%	7/15/2016	8,243	9,272,831
Pioneer Natural Resources Co.	6.65%	3/15/2017	9,372	10,927,021
Plains Exploration & Production Co.	6.50%	11/15/2020	17,050	18,968,125
Plains Exploration & Production Co.	7.625%	4/1/2020	72,015	81,556,987

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)
Plains Exploration & Production Co.	8.625%		10/15/2019	$20,761	$23,511,832
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%		12/1/2018	5,125	5,522,187
Southeast Supply Header LLC†	4.85%		8/15/2014	78,057	81,163,122
Southern Star Central Corp.†	6.75%		3/1/2016	25,175	25,521,156
Southern Star Central Corp.	6.75%		3/1/2016	1,730	1,753,788
Sunoco Logistics Partners Operations LP	6.125%		5/15/2016	2,900	3,193,802
Sunoco Logistics Partners Operations LP	8.75%		2/15/2014	13,710	14,458,936
Sunoco, Inc.	5.75%		1/15/2017	12,908	14,389,632
Talisman Energy, Inc. (Canada)(c)	5.125%		5/15/2015	24,950	26,763,840
W&T Offshore, Inc.	8.50%		6/15/2019	5,050	5,517,125

Total					653,912,927

Oil: Integrated Domestic 0.28%
Buckeye Partners LP	4.625%		7/15/2013	22,325	22,415,015
Korea National Oil Corp. (South Korea)†(c)	2.875%		11/9/2015	30,455	31,526,833
Korea National Oil Corp. (South Korea)†(c)	5.375%		7/30/2014	18,000	18,853,650
Newfield Exploration Co.	6.875%		2/1/2020	5,678	6,103,850
Newfield Exploration Co.	7.125%		5/15/2018	3,540	3,655,050
Rowan Cos., Inc.	7.875%		8/1/2019	8,834	10,895,820

Total					93,450,218

Oil: Integrated International 1.81%
Petrobras Global Finance BV (Netherlands)(c)	1.894%	#	5/20/2016	24,300	24,421,500
Petrobras Global Finance BV (Netherlands)(c)	2.414%	#	1/15/2019	34,000	34,425,000
Petrobras International Finance Co.	2.875%		2/6/2015	43,025	43,706,516
Petrobras International Finance Co.	3.875%		1/27/2016	9,950	10,431,421
Petrobras International Finance Co.	7.75%		9/15/2014	3,361	3,620,805
Petrohawk Energy Corp.	7.25%		8/15/2018	75,837	84,463,459
Petrohawk Energy Corp.	7.875%		6/1/2015	108,433	110,845,634
Petrohawk Energy Corp.	10.50%		8/1/2014	97,075	103,093,650
Transocean, Inc.	2.50%		10/15/2017	28,625	28,919,093
Transocean, Inc.	4.95%		11/15/2015	25,501	27,633,521
Transocean, Inc.	5.05%		12/15/2016	37,773	41,879,643
Weatherford International Ltd.	5.50%		2/15/2016	3,156	3,436,259
Weatherford International Ltd.	6.00%		3/15/2018	21,270	24,220,511
Weatherford International Ltd.	9.625%		3/1/2019	40,614	52,849,292

Total					593,946,304

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Paper & Forest Products 0.55%
Appleton Papers, Inc.†	10.50%	6/15/2015	$55,859	$59,140,716
Clearwater Paper Corp.	7.125%	11/1/2018	16,828	18,300,450
Inversiones CMPC SA (Chile)†(c)	4.875%	6/18/2013	560	560,663
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	43,746	45,659,888
Plum Creek Timberlands LP	5.875%	11/15/2015	35,127	38,752,598
West Fraser Timber Co. Ltd. (Canada)†(c)	5.20%	10/15/2014	16,770	17,650,425

Total				180,064,740

Plastics 0.04%
Plastipak Holdings, Inc.†	10.625%	8/15/2019	10,149	11,544,487

Printing 0.03%
Quebecor Media, Inc. (Canada)(c)	7.75%	3/15/2016	7,167	7,310,340
Quebecor Media, Inc. (Canada)(c)	7.75%	3/15/2016	900	918,000

Total				8,228,340

Production Technology Equipment 0.03%
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	9,700	9,559,272

Real Estate Investment Trusts 0.84%
American Tower Corp.	4.50%	1/15/2018	24,206	26,455,004
American Tower Corp.	7.00%	10/15/2017	2,115	2,528,948
American Tower Corp.	7.25%	5/15/2019	10,826	13,319,736
Atlantic Finance Ltd. (United Kingdom)†(c)	10.75%	5/27/2014	11,865	12,771,759
BRE Properties, Inc.	4.697%	3/17/2014	14,461	14,868,251
Camden Property Trust	5.375%	12/15/2013	11,755	12,040,482
Corrections Corp. of America†	4.125%	4/1/2020	8,675	8,729,219
DDR Corp.	9.625%	3/15/2016	5,238	6,338,326
Digital Realty Trust LP	4.50%	7/15/2015	3,311	3,497,085
EPR Properties	7.75%	7/15/2020	7,409	8,817,784
Federal Realty Investment Trust	5.40%	12/1/2013	3,058	3,128,401
HCP, Inc.	5.65%	12/15/2013	10,229	10,502,278
HCP, Inc.	6.00%	1/30/2017	34,786	39,846,702
Health Care REIT, Inc.	5.875%	5/15/2015	20,470	22,363,864
Kilroy Realty LP	4.80%	7/15/2018	14,455	15,913,885
Kilroy Realty LP	5.00%	11/3/2015	49,330	53,648,151
Potlatch Corp.	6.95%	12/15/2015	1,500	1,633,500
Regency Centers LP	4.95%	4/15/2014	1,895	1,958,714
Regency Centers LP	5.25%	8/1/2015	8,488	9,202,978
UDR, Inc.	6.05%	6/1/2013	9,590	9,590,000

Total				277,155,067

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Restaurants 0.09%

Darden Restaurants, Inc.	6.20%	10/15/2017	$26,000	$29,821,818

Retail 0.87%
CDR DB Sub, Inc.†	7.75%	10/15/2020	10,095	10,574,513
Dollar General Corp.	4.125%	7/15/2017	17,126	18,603,871
Maestro Peru SA (Peru)†(c)	6.75%	9/26/2019	9,175	9,560,350
QVC, Inc.†	7.375%	10/15/2020	58,596	64,782,800
QVC, Inc.†	7.50%	10/1/2019	141,439	155,783,036
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	24,510	26,072,512

Total				285,377,082

Retail: Specialty 0.28%
Michaels Stores, Inc.	7.75%	11/1/2018	13,340	14,540,600
Michaels Stores, Inc.	11.375%	11/1/2016	12,678	13,296,179
Rite Aid Corp.	7.50%	3/1/2017	10,558	10,874,740
Rite Aid Corp.	9.50%	6/15/2017	50,538	52,370,003

Total				91,081,522

Savings & Loan 0.22%
AmSouth Bank	5.20%	4/1/2015	40,125	42,606,250
Santander Holdings USA, Inc.	3.00%	9/24/2015	24,200	24,948,748
Santander Holdings USA, Inc.	4.625%	4/19/2016	3,038	3,252,243

Total				70,807,241

Security Services 0.16%
ADT Corp. (The)	2.25%	7/15/2017	50,918	51,014,999

Steel 0.14%
CSN Islands VIII Corp.†	9.75%	12/16/2013	9,850	10,239,075
GTL Trade Finance, Inc.†	7.25%	10/20/2017	11,785	13,552,750
Metinvest BV (Netherlands)†(c)	8.75%	2/14/2018	2,525	2,537,625
Metinvest BV (Netherlands)†(c)	10.25%	5/20/2015	1,730	1,846,775
Severstal OAO Via Steel Capital SA (Luxembourg)†(c)	4.45%	3/19/2018	10,000	9,717,600
Vale Overseas Ltd. (Brazil)(c)	6.25%	1/11/2016	6,040	6,753,566

Total				44,647,391

Supermarkets 0.08%
Safeway, Inc.	5.625%	8/15/2014	20,631	21,708,764
Safeway, Inc.	6.25%	3/15/2014	4,431	4,606,977

Total				26,315,741

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Technology 0.21%
Baidu, Inc. (China)(c)	2.25%	11/28/2017	$14,800	$14,783,113
Bankrate, Inc.	11.75%	7/15/2015	36,885	39,513,056
Fiserv, Inc.	6.80%	11/20/2017	11,250	13,351,354

Total				67,647,523

Telecommunications 0.84%
Block Communications, Inc.†	7.25%	2/1/2020	11,445	12,475,050
Consolidated Communications Finance Co.	10.875%	6/1/2020	39,606	45,942,960
Digicel Group Ltd. (Jamaica)†(c)	10.50%	4/15/2018	23,758	25,917,602
Intelsat Luxembourg SA (Luxembourg)(c)	11.25%	2/4/2017	17,707	18,756,140
Qtel International Finance Ltd.†	6.50%	6/10/2014	9,320	9,821,416
Qwest Communications International, Inc.	7.125%	4/1/2018	92,223	95,796,641
Qwest Corp.	7.50%	10/1/2014	17,970	19,476,371
Qwest Corp.	7.625%	6/15/2015	500	558,534
Telemovil Finance Co., Ltd. (El Salvador)†(c)	8.00%	10/1/2017	7,975	8,672,812
Verizon Maryland, Inc.	7.15%	5/1/2023	7,773	7,790,241
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(c)	8.25%	5/23/2016	13,400	14,874,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(c)	6.493%	2/2/2016	8,500	9,052,500
VimpelCom Holdings BV (Netherlands)†(c)	5.20%	2/13/2019	4,800	4,800,000
VimpelCom Holdings BV (Netherlands)†(c)	6.255%	3/1/2017	2,300	2,438,000

Total				276,372,267

Tobacco 0.08%
Altria Group, Inc.	9.70%	11/10/2018	14,600	19,959,178
Universal Corp.	5.20%	10/15/2013	4,850	4,912,929

Total				24,872,107

Transportation: Miscellaneous 0.38%
Air Medical Group Holdings, Inc.	9.25%	11/1/2018	8,735	9,630,337
Asciano Finance Ltd. (Australia)†(c)	3.125%	9/23/2015	43,580	44,899,472
Brunswick Rail Finance Ltd. (Ireland)†(c)	6.50%	11/1/2017	9,400	9,834,750
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	5,523	5,560,522
Florida East Coast Railway Corp.	8.125%	2/1/2017	7,975	8,533,250
Grupo Senda Autotransporte SA de CV (Mexico)†(c)	10.50%	10/3/2015	5,950	6,173,125
J.B. Hunt Transport Services, Inc.	3.375%	9/15/2015	5,302	5,548,670
Kansas City Southern de Mexico SA de CV (Mexico)(c)	6.125%	6/15/2021	3,252	3,674,760

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Transportation: Miscellaneous (continued)
Kazakhstan Temir Zholy Finance BV (Netherlands)(c)	7.00%		5/11/2016	$12,700	$14,097,000
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%		1/15/2017	15,823	17,207,512
Transportadora de Gas del Sur SA (Argentina)†(c)	7.875%		5/14/2017	538	470,750

Total					125,630,148

Utilities 0.07%
Public Service Co. of New Mexico	7.50%		8/1/2018	3,380	3,993,081
Public Service Co. of New Mexico	7.95%		5/15/2018	15,525	19,102,985

Total					23,096,066

Utilities: Electrical 0.21%
Ameren Corp.	8.875%		5/15/2014	2,165	2,323,404
Calpine Corp.†	7.25%		10/15/2017	6,914	7,259,700
Otter Tail Corp.	9.00%		12/15/2016	27,622	32,359,173
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(c)	4.75%		9/15/2014	27,000	28,077,300

Total					70,019,577

Wholesale 0.30%
Glencore Funding LLC†	1.431%	#	5/27/2016	33,050	33,073,826
Glencore Funding LLC†	2.50%		1/15/2019	12,000	11,789,304
Glencore Funding LLC†	6.00%		4/15/2014	51,687	53,780,323

Total					98,643,453

Total Corporate Bonds (cost $13,685,847,204)					13,876,774,723

FLOATING RATE LOANS(e) 2.55%

Aerospace/Defense 0.05%
AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(c)	3.50%		7/16/2018	10,705	10,842,792
DigitalGlobe, Inc. New Term Loan B	3.75%		1/31/2020	7,000	7,056,000

Total					17,898,792

Apparel 0.03%
Phillips-Van Heusen Corp. Term Loan B	3.25%		2/13/2020	9,750	9,821,321

Automotive 0.21%
Delphi Corp. New Term Loan A	1.75%		3/1/2018	59,900	60,106,056
TI Group Automotive Systems LLC Term Loan B	5.50%		3/27/2019	7,500	7,584,412

Total					67,690,468

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Broadcasting 0.07%
MCC Iowa LLC Tranche G Term Loan	4.00%	1/8/2020	$13,692	$13,849,969
MTL Publishing LLC Term Loan B	4.25%	6/29/2018	9,480	9,569,023

Total				23,418,992

Chemicals 0.05%
Arysta LifeScience 2nd Lien Term Loan	8.25%	11/30/2020	3,895	3,947,952
Eagle Spinco, Inc. Term Loan 2	3.50%	1/27/2017	2,342	2,391,568
Eastman Chemical Co. Term Loan	1.75%	2/28/2017	8,913	8,887,998

Total				15,227,518

Containers 0.04%
Owens-Illinois, Inc. Term Loan B	1.948%	5/19/2016	12,063	12,164,308

Energy Equipment & Services 0.15%
CenterPoint Energy, Inc. Term Loan	1.823%	4/24/2016	19,250	19,298,221
Crestwood Holdings LLC New Term Loan B	9.75%	5/24/2019	8,575	8,690,763
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	8,109	8,220,374
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/28/2019	13,475	13,677,125

Total				49,886,483

Environmental Services 0.02%
Progressive Waste Solutions Ltd. Term Loan B (Canada)(c)	3.50%	10/24/2019	6,259	6,334,925

Financial: Miscellaneous 0.14%
Fidelity National Information Solutions, Inc. Term Loan A4	1.698%	3/30/2017	33,650	33,718,982
Moneygram International, Inc. New Term Loan B	4.25%	3/20/2020	11,150	11,214,113

Total				44,933,095

Food 0.01%
Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	4,050	4,168,989

Food/Tobacco 0.03%
Diamond Foods, Inc. Revolver	6.75%	2/25/2015	3,700	3,644,516
Diamond Foods, Inc. Term Loan	1.25%	2/25/2015	5,484	5,470,502

Total				9,115,018

Gaming 0.13%
Seminole Tribe of Florida Term Loan	3.00%	4/29/2020	41,934	42,070,285

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care 0.32%
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	$14,687	$14,785,274
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	1,958	1,970,727
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	3,900	3,997,500
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	2,700	2,767,500
Fresenius Medical Care Holdings, Inc. Term Loan A	2.284%	10/26/2017	49,000	49,000,000
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	13,388	13,472,055
RPI Finance Trust New Term Loan Tranche 2	3.50%	5/9/2018	17,821	18,038,185

Total				104,031,241

Leisure 0.01%
Dave & Buster’s, Inc. New Term Loan	4.50%	6/1/2016	1,927	1,946,277
ROC Finance LLC Term Loan	5.00%	5/15/2019	3,000	3,032,250

Total				4,978,527

Manufacturing 0.01%
Silver II US Holdings LLC Term Loan	4.00%	12/13/2019	3,889	3,899,948

Media 0.47%
Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(c)	6.00%	4/30/2019	9,665	9,807,854
Charter Communications Operating LLC Term Loan E	3.00%	4/10/2020	32,350	32,238,878
CSC Holdings, Inc. New Term Loan B	2.694%	4/17/2020	100,304	100,187,789
Tribune Co. Exit Term Loan	4.00%	12/31/2019	12,818	12,982,649

Total				155,217,170

Metals & Minerals: Miscellaneous 0.32%
Freeport McMoran Copper & Gold, Inc. Term Loan A	1.70%	2/12/2018	82,350	82,350,000
Preferred Proppants LLC Term Loan B	9.00%	12/15/2016	22,713	22,059,516

Total				104,409,516

Miscellaneous 0.08%
Packaging Corp. of America Term Loan	1.694%	10/11/2016	7,741	7,760,673
Phillips 66 Term Loan	1.50%	4/30/2015	19,450	19,474,312

Total				27,234,985

Services 0.29%
Facebook, Inc. Term Loan	1.20%	10/12/2015	48,400	48,298,360
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	10,250	10,121,875
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019	18,943	19,108,901

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Services (continued)
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019		$1,605	$1,619,398
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		12,250	12,479,688
Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018		4,484	4,542,712

Total					96,170,934

Technology 0.01%
Time Warner Telecom Holdings, Inc. Term Loan B	2.70%	4/17/2020		2,350	2,364,688

Telecommunications 0.01%
Light Tower Fiber LLC 2nd Lien Term Loan	8.00%	3/29/2021		1,800	1,840,500

Utilities 0.07%
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		4,600	4,646,000
Windsor Financing LLC Term Loan B	6.25%	12/5/2017		18,911	19,620,402

Total					24,266,402

Utilities: Miscellaneous 0.03%
Essential Power LLC Term Loan B	4.25% - 4.50%	8/8/2019		10,584	10,694,697

Total Floating Rate Loans (cost $832,089,510)					837,838,802

FOREIGN BONDS(d) 0.69%

Croatia 0.01%
Agrokor dd†	9.875%	5/1/2019	EUR	2,275	3,333,939
Agrokor dd†	10.00%	12/7/2016	EUR	1,000	1,411,008

Total					4,744,947

Luxembourg 0.11%
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	24,650	36,444,165

Netherlands 0.40%
Ziggo Finance BV†	6.125%	11/15/2017	EUR	96,588	131,189,518

South Africa 0.09%
Foodcorp Ltd.†	8.75%	3/1/2018	EUR	20,200	29,241,440

United Kingdom 0.08%
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	18,050	25,236,906

Total Foreign Bonds (cost $226,472,662)					226,856,976

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FOREIGN GOVERNMENT OBLIGATIONS(c)0.59%

Argentina 0.04%
City of Buenos Aires†	9.95%	3/1/2017	$8,100	$7,209,000
Provincia de Buenos Aires†	11.75%	10/5/2015	5,015	4,312,900
Provincia de Neuquen†	7.875%	4/26/2021	3,051	2,745,585

Total				14,267,485

Brazil 0.05%
Federal Republic of Brazil	6.00%	9/15/2013	375	377,156
Republic of Brazil	8.00%	1/15/2018	12,944	14,918,472

Total				15,295,628

Dominican Republic 0.04%
Dominican Republic†	9.04%	1/23/2018	11,892	13,259,121

Gabon 0.05%
Republic of Gabon†	8.20%	12/12/2017	13,000	15,372,500

Ghana 0.02%
Republic of Ghana†	8.50%	10/4/2017	7,525	8,503,250

Indonesia 0.02%
Perusahaan Penerbit SBSN†	4.00%	11/21/2018	5,800	6,075,500

Mexico 0.02%
United Mexican States	6.625%	3/3/2015	4,950	5,402,925

Mongolia 0.02%
Republic of Mongolia†	4.125%	1/5/2018	5,800	5,684,000

Peru 0.01%
Republic of Peru	8.375%	5/3/2016	3,900	4,635,150

Philippines 0.02%
Republic of Philippines	8.25%	1/15/2014	6,376	6,659,732

Poland 0.11%
Republic of Poland	3.875%	7/16/2015	17,900	18,899,715
Republic of Poland	5.00%	10/19/2015	15,000	16,252,500

Total				35,152,215

Qatar 0.03%
State of Qatar†	3.125%	1/20/2017	8,700	9,156,750

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Russia 0.11%
Russia Eurobonds†	3.625%		4/29/2015	$34,750	$36,386,030

South Africa 0.03%
Republic of South Africa	6.50%		6/2/2014	9,900	10,440,540

Turkey 0.01%
Republic of Turkey	9.50%		1/15/2014	4,950	5,203,688

Ukraine 0.01%
Ukraine Government†	6.25%		6/17/2016	3,800	3,762,000

Total Foreign Government Obligations (cost $192,160,734)					195,256,514

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.46%
Federal Home Loan Mortgage Corp. 2011-K701 B†	4.286%	#	7/25/2048	4,000	4,287,264
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533%	#	10/25/2030	19,440	21,032,087
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759%	#	2/25/2045	4,500	4,540,671
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#	4/25/2045	7,000	7,285,810
Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019	20,026	21,532,872
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	53,865	57,754,787
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	63,793	68,502,011
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	41,607	44,648,225
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	27,830	29,341,441
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	37,998	40,031,247
Federal Home Loan Mortgage Corp. K010 A1	3.32%		7/25/2020	18,870	20,245,805
Federal Home Loan Mortgage Corp. K013 A1	2.902%		8/25/2020	18,552	19,636,075
Federal Home Loan Mortgage Corp. K014 A1	2.788%		10/25/2020	25,599	27,099,599
Federal Home Loan Mortgage Corp. K015 A1	2.257%		10/25/2020	35,734	37,117,200
Federal Home Loan Mortgage Corp. K017 A1	1.891%		12/25/2020	61,268	62,741,459
Federal Home Loan Mortgage Corp. K019 A1	1.459%		9/25/2021	68,951	68,999,105
Federal Home Loan Mortgage Corp. K701 A2	3.882%		11/25/2017	18,144	20,038,007
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	31,511	32,244,566
Federal Home Loan Mortgage Corp. K712 A1	1.369%		5/25/2019	39,923	40,392,994
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	15,768	16,742,613
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	20,191	20,811,881
Federal National Mortgage Assoc. 2011-M5 A1	2.007%		7/25/2021	26,548	27,186,951

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	$47,524	$48,607,810
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	33,523	34,049,763
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	34,475	34,429,838

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $787,729,546)					809,300,081

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.77%
Federal Home Loan Mortgage Corp.	2.359%	#	4/1/2037	24,628	26,186,076
Federal Home Loan Mortgage Corp.	2.391%	#	9/1/2035	15,625	16,542,939
Federal Home Loan Mortgage Corp.	2.421%	#	6/1/2038	14,972	15,922,607
Federal Home Loan Mortgage Corp.	2.444%	#	10/1/2035	14,416	15,230,373
Federal Home Loan Mortgage Corp.	2.487%	#	6/1/2037	13,461	14,282,977
Federal Home Loan Mortgage Corp.	2.526%	#	2/1/2036	36,739	38,991,876
Federal Home Loan Mortgage Corp.	2.535%	#	2/1/2038	17,829	19,118,347
Federal Home Loan Mortgage Corp.	2.619%	#	5/1/2035	35,675	37,917,012
Federal Home Loan Mortgage Corp.	2.631%	#	4/1/2038	11,487	12,233,038
Federal Home Loan Mortgage Corp.	2.647%	#	12/1/2035	13,116	13,945,367
Federal Home Loan Mortgage Corp.	2.652%	#	12/1/2035	14,362	15,373,699
Federal Home Loan Mortgage Corp.	2.672%	#	2/1/2038	14,063	15,109,687
Federal Home Loan Mortgage Corp.	2.712%	#	3/1/2038	13,948	14,873,767
Federal Home Loan Mortgage Corp.	2.718%	#	3/1/2036	31,845	33,896,577
Federal Home Loan Mortgage Corp.	2.723%	#	8/1/2038	10,993	11,693,996
Federal Home Loan Mortgage Corp.	2.729%	#	12/1/2037	17,518	18,668,247
Federal Home Loan Mortgage Corp.	2.748%	#	5/1/2036	19,048	20,311,522
Federal Home Loan Mortgage Corp.	2.768%	#	4/1/2037	32,338	34,480,046
Federal Home Loan Mortgage Corp.	2.785%	#	7/1/2034	50,754	54,021,315
Federal Home Loan Mortgage Corp.	2.791%	#	9/1/2037	16,364	17,406,640
Federal Home Loan Mortgage Corp.	2.806%	#	4/1/2037	11,675	12,443,422
Federal Home Loan Mortgage Corp.	2.812%	#	10/1/2039	37,975	40,463,923
Federal Home Loan Mortgage Corp.	2.826%	#	2/1/2035	104,477	111,631,762
Federal Home Loan Mortgage Corp.	2.854%	#	5/1/2035	25,938	27,781,819
Federal Home Loan Mortgage Corp.	2.869%	#	5/1/2037	20,347	21,765,292
Federal Home Loan Mortgage Corp.	2.881%	#	12/1/2036	49,839	53,320,595
Federal Home Loan Mortgage Corp.	2.884%	#	11/1/2038	63,771	67,758,134
Federal Home Loan Mortgage Corp.	2.899%	#	6/1/2038	14,125	15,089,434
Federal Home Loan Mortgage Corp.	2.92%	#	6/1/2041	15,520	14,841,908

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.927%	#	9/1/2035	$16,862	$17,845,315
Federal Home Loan Mortgage Corp.	2.965%	#	9/1/2036	44,265	47,486,633
Federal Home Loan Mortgage Corp.	2.988%	#	2/1/2037	18,938	20,392,523
Federal Home Loan Mortgage Corp.	3.007%	#	10/1/2039	11,174	11,967,528
Federal Home Loan Mortgage Corp.	3.12%	#	10/1/2038	21,761	23,322,632
Federal Home Loan Mortgage Corp.	3.285%	#	10/1/2038	25,206	27,000,293
Federal Home Loan Mortgage Corp.	3.908%	#	12/1/2039	33,401	35,973,757
Federal Home Loan Mortgage Corp.	4.469%	#	9/1/2037	31,996	34,184,721
Federal Home Loan Mortgage Corp.	4.962%	#	4/1/2038	11,809	12,658,027
Federal Home Loan Mortgage Corp.	5.061%	#	7/1/2036	14,770	15,948,470
Federal Home Loan Mortgage Corp.	5.429%	#	6/1/2037	29,171	31,286,043
Federal Home Loan Mortgage Corp.	5.523%	#	7/1/2038	29,386	31,355,625
Federal Home Loan Mortgage Corp.	5.542%	#	11/1/2036	12,557	13,359,534
Federal Home Loan Mortgage Corp.	5.635%	#	11/1/2037	14,561	15,762,934
Federal National Mortgage Assoc.	1.806%	#	8/1/2037	16,241	17,131,247
Federal National Mortgage Assoc.	2.064%	#	1/1/2035	40,240	42,688,985
Federal National Mortgage Assoc.	2.073%	#	6/1/2037	16,574	17,500,828
Federal National Mortgage Assoc.	2.085%	#	1/1/2036	34,413	36,424,180
Federal National Mortgage Assoc.	2.101%	#	11/1/2034	26,780	28,295,833
Federal National Mortgage Assoc.	2.319%	#	4/1/2038	11,758	12,547,750
Federal National Mortgage Assoc.	2.372%	#	1/1/2038	17,735	19,038,408
Federal National Mortgage Assoc.	2.392%	#	1/1/2040	11,417	12,065,067
Federal National Mortgage Assoc.	2.398%	#	3/1/2038	16,586	17,894,821
Federal National Mortgage Assoc.	2.405%	#	11/1/2036	11,636	12,405,784
Federal National Mortgage Assoc.	2.47%	#	6/1/2038	11,458	12,186,464
Federal National Mortgage Assoc.	2.488%	#	3/1/2039	22,590	23,981,467
Federal National Mortgage Assoc.	2.497%	#	2/1/2036	24,170	25,734,563
Federal National Mortgage Assoc.	2.506%	#	12/1/2035	52,203	55,297,115
Federal National Mortgage Assoc.	2.507%	#	1/1/2036	97,078	103,128,918
Federal National Mortgage Assoc.	2.568%	#	8/1/2037	25,926	27,521,346
Federal National Mortgage Assoc.	2.575%	#	8/1/2034	37,918	40,321,372
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,250	16,064,481
Federal National Mortgage Assoc.	2.589%	#	10/1/2035	53,064	56,743,061
Federal National Mortgage Assoc.	2.592%	#	12/1/2036	19,179	20,377,665
Federal National Mortgage Assoc.	2.60%		1/1/2019	91,529	94,776,717
Federal National Mortgage Assoc.	2.615%	#	11/1/2036	19,207	20,504,430
Federal National Mortgage Assoc.	2.622%	#	4/1/2038	38,164	40,785,447
Federal National Mortgage Assoc.	2.634%	#	1/1/2038	16,536	17,706,613

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.638%	#	9/1/2038	$21,352	$22,728,828
Federal National Mortgage Assoc.	2.658%	#	8/1/2036	17,430	18,532,122
Federal National Mortgage Assoc.	2.689%	#	7/1/2035	14,967	16,004,931
Federal National Mortgage Assoc.	2.71%	#	2/1/2038	13,379	14,252,134
Federal National Mortgage Assoc.	2.715%	#	4/1/2038	12,864	13,712,518
Federal National Mortgage Assoc.	2.745%	#	4/1/2040	8,281	8,834,920
Federal National Mortgage Assoc.	2.758%	#	3/1/2039	14,266	15,220,116
Federal National Mortgage Assoc.	2.766%	#	6/1/2038	13,004	13,939,269
Federal National Mortgage Assoc.	2.815%	#	12/1/2038	17,763	19,092,958
Federal National Mortgage Assoc.	2.863%	#	10/1/2036	11,800	12,579,543
Federal National Mortgage Assoc.	2.916%	#	9/1/2037	12,767	13,647,947
Federal National Mortgage Assoc.	2.945%	#	11/1/2038	34,613	37,041,442
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,376,226
Federal National Mortgage Assoc.	3.18%		11/1/2014	24,907	25,565,688
Federal National Mortgage Assoc.	3.348%	#	8/1/2038	16,340	17,542,392
Federal National Mortgage Assoc.	3.741%	#	8/1/2038	15,174	16,320,193
Federal National Mortgage Assoc.	5.50%		1/1/2035	4,111	4,506,679
Federal National Mortgage Assoc.	5.551%	#	9/1/2037	9,984	10,746,409

Total Government Sponsored Enterprises Pass-Throughs (cost $2,220,004,815)					2,223,613,309

MUNICIPAL BONDS 0.11%

Miscellaneous 0.02%
MI Muni Bd Auth (NPFGC)(FGIC)	5.222%		6/1/2014	6,160	6,419,028

Utilities 0.09%
Guam Pwr Auth	7.50%		10/1/2015	24,730	25,531,252
MO Joint Muni Electric (AMBAC)	5.25%		1/1/2014	4,840	4,955,628

Total					30,486,880

Total Municipal Bonds (cost $35,935,675)					36,905,908

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 27.75%
7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	11,006	11,585,169
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	20,059	21,348,684
Arkle Master Issuer plc 2010-2A 1A1 (United Kingdom)†(c)	1.674%	#	5/17/2060	38,445	38,561,027
Arkle Master Issuer plc 2011-1A 2A (United Kingdom)†(c)	1.524%	#	5/17/2060	20,900	20,954,800
Banc of America Commercial Mortgage
Trust 2006-6 AM	5.39%		10/10/2045	93,831	102,700,469

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust 2007-2 AM	5.635%	#	4/10/2049	$95,603	$108,125,595
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	1,264	1,267,223
Banc of America Funding Corp. 2007-6 A1	0.483%	#	7/25/2037	11,797	10,104,128
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	106,556	117,718,672
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	4,500	5,163,172
Banc of America Large Loan, Inc. 2010-HLTN†	2.499%	#	11/15/2015	91,237	91,492,134
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.609%	#	6/24/2050	25,851	28,770,154
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.614%	#	6/24/2049	3,000	3,402,864
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.00%	#	12/24/2049	7,504	8,626,021
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	9,300	10,179,031
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.92%	#	2/15/2051	9,770	11,155,005
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.634%	#	2/17/2051	10,000	10,250,000
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	19,000	19,013,984
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	10,081	10,101,878
Banc of America Re-REMIC Trust 2012-CLRN B†	1.799%	#	8/15/2029	17,475	17,672,144
Banc of America Re-REMIC Trust 2012-CLRN C†	2.299%	#	8/15/2029	11,000	11,165,616
BCRR Trust 2009-1 1A2†	5.788%	#	8/17/2045	21,298	23,484,410
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,848,883
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.399%	#	3/11/2039	947	955,373
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.691%	#	9/11/2038	7,561	7,561,604
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	6,515	6,598,661
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.714%	#	6/11/2040	22,783	25,939,500

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust 2013-1515 XA†	0.702%	#	3/10/2033	$153,366	$9,181,179
BWAY Mortgage Trust 2013-1515 XB†	0.403%	#	3/10/2033	103,040	4,330,926
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	36,883	39,031,343
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	77	77,223
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.696%	#	12/10/2049	64,857	73,569,452
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,623,223
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	14,820,883
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	72,500	73,752,147
Citigroup Commercial Mortgage Trust 2013-GC11 XA	1.937%	#	4/10/2046	731,651	81,450,447
Citigroup Commercial Mortgage Trust 2013-SMP	3.008%	#	1/12/2018	3,000	3,005,457
Citigroup Mortgage Loan Trust 2013-A A†	3.00%	#	5/25/2042	16,355	16,087,927
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.31%	#	10/25/2036	29,864	28,240,287
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.34%	#	7/25/2036	15,876	14,635,381
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.821%	#	7/25/2036	14,590	13,550,046
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	24,230	24,965,756
Commercial Mortgage Pass Through Certificates 2012-CR4 A2	1.801%		10/15/2045	7,850	7,929,556
Commercial Mortgage Pass Through Certificates 2012-CR5 XA	1.944%	#	12/10/2045	36,082	4,319,850
Commercial Mortgage Pass Through Certificates 2012-LC4 XA†	2.515%	#	12/10/2044	92,588	14,188,622
Commercial Mortgage Pass Through Certificates 2013-WWP XA†	0.692%	#	3/10/2031	222,048	12,689,688
Commercial Mortgage Pass Through Certificates 2013-WWP XB†	0.256%	#	3/10/2031	265,903	6,813,764
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	19,984	22,274,546
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.379%	#	6/15/2022	40,071	39,702,737

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	$68,076	$71,120,315
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.553%	#	7/17/2028	16,780	16,982,048
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	3.553%	#	7/17/2028	4,321	4,372,826
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	127,702	132,382,406
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399%	#	2/10/2029	525,000	25,695,075
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	9,171	9,243,704
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	47,948	48,996,527
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	26,820	27,095,777
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.019%	#	10/15/2045	283,664	36,763,758
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.326%	#	9/17/2029	26,570	26,968,935
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.798%	#	9/17/2029	12,400	12,478,821
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.298%	#	9/17/2029	38,030	38,304,215
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	27,380	27,597,570
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.138%	#	11/17/2026	19,449	19,750,320
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.799%	#	11/17/2026	21,600	21,660,286
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.349%	#	11/17/2026	22,003	22,061,374
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.199%	#	11/17/2026	23,700	23,991,332
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	158,825	161,942,417
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	64,000	65,364,320
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.634%	#	3/10/2046	355,475	34,981,058
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	91,500	92,942,635

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.796%	#	6/15/2038	$53,711	$59,841,873
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	53,772	59,025,015
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	48,500	54,119,295
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	43,323	47,701,099
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.762%	#	9/15/2039	67,690	76,778,330
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.379%	#	4/15/2022	26,362	26,031,954
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.051%	#	2/15/2041	12,400	14,257,563
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.762%	#	9/15/2039	11,500	12,746,818
Credit Suisse Mortgage Capital Certificates 2010-RR4 1BA†	5.383%		2/15/2040	3,493	3,863,522
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.582%	#	4/12/2049	15,000	15,419,152
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.761%	#	12/18/2049	21,825	24,355,892
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.436%	#	6/26/2036	12,371	12,934,645
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.355%	#	8/26/2037	12,755	12,069,419
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	#	2/25/2043	48,304	48,156,916
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	5,353	5,348,889
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%		12/15/2036	12,908	12,970,447
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	6,523	6,687,679
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%	#	4/15/2047	19,780	22,271,983
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	58,260	66,002,667
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	113,830	121,609,053
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	30,842	33,260,424
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	112,573	119,759,804
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	74,671	80,280,136
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	73,608	76,000,807

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	$9,500	$9,976,168
Del Coronado Trust 2013 HDC A†	1.00%	#	3/15/2026	9,300	9,321,874
Del Coronado Trust 2013 HDC B†	1.50%	#	3/15/2026	21,300	21,335,433
Del Coronado Trust 2013 HDC C†	1.80%	#	3/15/2026	12,500	12,521,375
Del Coronado Trust 2013 HDC D†	2.15%	#	3/15/2026	8,500	8,514,994
Del Coronado Trust 2013 HDC E†	2.85%	#	3/15/2026	10,500	10,518,464
Extended Stay America Trust 2013-ESFL BFL†	1.298%	#	12/5/2031	10,750	10,762,776
Extended Stay America Trust 2013-ESFL CFL†	1.698%	#	12/5/2031	7,810	7,829,369
Extended Stay America Trust 2013-ESFL DFL†	3.338%	#	12/5/2031	4,870	4,981,092
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	24,300	24,161,551
Extended Stay America Trust 2013-ESH5 C5†	2.675%		12/5/2031	8,600	8,558,806
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	47,800	47,848,565
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	67,445	67,522,258
Extended Stay America Trust 2013-ESH7 D7†	4.171%	#	12/5/2031	17,780	18,616,327
Fontainebleau Miami Beach Trust 2012-FBLU B†	3.875%		5/5/2027	4,500	4,685,573
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%		5/5/2027	39,750	41,118,652
Fosse Master Issuer plc 2011-1A A2 (United Kingdom)†(c)	1.677%	#	10/18/2054	16,440	16,624,767
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(c)	1.677%	#	10/18/2054	13,300	13,551,849
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(c)	2.227%	#	10/18/2054	18,150	18,506,230
FREMF 2013-K502 Mortgage Trust 2013-K502 C†	3.197%	#	3/25/2045	5,000	4,940,970
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.406%	#	5/10/2040	8,998	9,013,941
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.824%	#	11/20/2056	31,452	32,040,947
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(c)	0.398%	#	12/20/2054	27,986	27,479,557
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(c)	0.458%	#	12/20/2054	11,411	11,204,894
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(c)	0.398%	#	12/20/2054	8,252	8,102,253
Granite Master Issuer plc 2006-4 A4 (United Kingdom)(c)	0.298%	#	12/20/2054	14,602	14,337,969

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(c)	0.398%	#	12/20/2054	$8,892	$8,731,197
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.86%	#	7/10/2038	62,650	69,767,416
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	35,678	36,840,949
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,790,320
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	5,278	5,323,815
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	13,858	14,175,293
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	53,443	59,564,041
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%		3/6/2020	24,500	24,562,181
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%		3/6/2020	6,179	6,206,963
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%		3/6/2020	20,855	20,949,452
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	42,982	46,013,831
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	44,204	47,403,537
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	11,500	11,612,700
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%		2/10/2021	9,800	9,911,720
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	62,270	66,357,278
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	45,185	47,699,545
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	97,490	101,010,169
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	39,000	39,461,253
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.403%	#	11/10/2045	123,839	18,507,050
GS Mortgage Securities Corp. II 2012-GCJ9 XB†	0.405%	#	11/10/2045	93,111	3,021,778
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%		6/10/2046	108,041	109,974,934
GS Mortgage Securities Corp. II 2013-GC12 XA	1.96%	#	6/10/2046	605,097	70,251,709
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	58,086	59,353,658
GS Mortgage Securities Corp. II 2013-KYO B†	1.648%	#	11/8/2029	22,750	23,020,042
GS Mortgage Securities Corp. II 2013-KYO C†	1.948%	#	11/8/2029	59,000	59,412,115
GS Mortgage Securities Corp. II 2013-KYO D†	2.798%	#	11/8/2029	23,800	24,186,262

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	$38,500	$39,956,224
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,850	14,465,563
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	#	12/14/2049	15,553	17,313,382
GS Mortgage Securities Trust 2012-GC6 XA†	2.187%	#	1/10/2045	238,459	31,844,053
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	46,145	46,461,912
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(c)	1.677%	#	10/15/2054	11,342	11,423,322
Holmes Master Issuer plc 2012-1A A2 (United Kingdom)†(c)	1.927%	#	10/15/2054	20,000	20,382,380
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	62,900	62,837,352
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	5,107	5,102,567
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%		7/15/2042	4,491	4,489,740
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	38,829	43,562,080
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AM	5.466%		6/12/2047	2,000	2,246,638
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AMFX	5.40%		6/12/2047	16,735	18,578,938
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM	5.714%	#	2/12/2049	9,715	10,846,827
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.649%	#	7/15/2019	19,850	19,366,702
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.799%	#	6/15/2049	26,094	26,865,795
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.814%	#	6/15/2049	53,197	55,320,472
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2	5.827%		2/15/2051	6,206	6,352,481
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	46,570	52,624,566
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C1 A2†	4.608%		6/15/2043	8,335	9,265,103
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	18,084	18,790,546
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A2†	3.616%		11/15/2043	4,925	5,314,469
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-RR1 JPB†	5.814%	#	6/20/2049	18,100	20,320,852

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	$86,488	$91,952,096
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD B†	4.304%		11/13/2044	5,000	5,416,632
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C6 A2	2.206%		5/15/2045	14,551	15,025,857
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	36,200	36,715,397
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-CIBX A2	1.81%		6/15/2045	12,750	13,006,600
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	72,138	72,760,479
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 B†	1.449%	#	4/15/2028	53,700	53,731,119
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 C†	1.999%	#	4/15/2028	29,200	29,176,698
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 D†	2.549%	#	4/15/2028	21,600	21,550,990
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ A†	0.974%	#	4/15/2030	48,500	48,570,204
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ B†	1.344%	#	4/15/2030	30,500	30,544,942
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ C†	1.694%	#	4/15/2030	45,250	45,319,278
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%		11/15/2030	435	437,270
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	4,197	4,310,919
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%		2/15/2031	51	50,743
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.885%	#	6/15/2038	81,549	91,090,845
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	53,301	58,666,058
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	76,974	85,865,590
LB-UBS Commercial Mortgage Trust 2007-C2 F	5.778%		2/15/2040	8,838	788,456
LB-UBS Commercial Mortgage Trust 2007-C2 G†	5.879%		2/15/2040	9,069	737,990
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	14,612	14,437,708
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	11,582	11,667,575

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Floating Trust 2008-LAQA A2†	0.737%	#	7/9/2021	$137,940	$136,619,483
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	4,199	4,252,224
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	64	63,830
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	60,146	66,626,650
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	147,852	160,668,033
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.407%	#	6/12/2050	4,316	4,310,116
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	11,295	11,569,333
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	58,360	59,446,780
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	26,497	26,670,664
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2	1.863%		2/15/2046	58,800	59,688,997
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	125,535	127,961,843
Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9 XA	1.618%	#	5/15/2046	298,796	26,967,665
Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9 XB†	0.431%	#	5/15/2046	119,710	3,594,652
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%		1/14/2042	2,883	2,889,048
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	170	169,424
Morgan Stanley Capital I 2007-HQ12 A3	5.582%	#	4/12/2049	35,700	36,912,818
Morgan Stanley Capital I 2007-HQ12 AM	5.582%	#	4/12/2049	53,780	59,093,975
Morgan Stanley Capital I 2007-IQ15 AM	5.894%	#	6/11/2049	23,948	26,550,070
Morgan Stanley Capital I 2007-IQ16 AM	6.093%	#	12/12/2049	3,913	4,568,222
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	41,428	44,372,909
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	34,000	36,270,877
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	43,594	43,837,565
Morgan Stanley Capital I Trust 2012-C4 A2	2.111%		3/15/2045	10,000	10,307,530
Morgan Stanley Capital I Trust 2012-C4 XA†	2.685%	#	3/15/2045	73,358	10,269,084
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.788%	#	8/12/2045	96,775	109,322,266
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	407	407,040
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.788%	#	8/15/2045	51,099	57,724,669
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.433%	#	6/26/2036	15,570	15,342,271

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust
2012-IO AXA	1.00%	#	3/27/2051	$75,732	$74,856,306
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	85,150	85,781,983
Motel 6 Trust 2012-MTL6 D†	3.781%		10/5/2025	16,840	16,729,967
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.838%	#	8/25/2029	11,180	11,179,307
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.339%	#	8/25/2029	23,030	23,029,205
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	33,300	34,779,236
RBSCF Trust 2010-MB1 C†	4.682%	#	4/15/2024	9,200	9,592,343
RBSCF Trust 2010-RR3 MSCB†	5.894%	#	6/16/2049	2,380	2,692,664
RBSCF Trust 2010-RR3 WBTB†	5.924%	#	2/16/2051	22,942	26,210,593
RBSSP Resecuritization Trust 2013-1 3A1†	0.31%	#	1/26/2037	12,577	12,066,316
RBSSP Resecuritization Trust 2013-3 1A1†	0.353%	#	11/26/2036	12,777	11,757,569
RBSSP Resecuritization Trust 2013-3 2A1†	0.41%	#	11/26/2036	16,012	14,481,083
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	31,958	31,964,620
RREF LLC 2013-LT3	2.50%		6/20/2028	18,000	18,000,000
Sequoia Mortgage Trust 2012-3 A2	3.00%		7/25/2042	11,677	11,729,507
Sequoia Mortgage Trust 2012-4 A1	3.50%	#	9/25/2042	8,189	8,601,040
Sequoia Mortgage Trust 2012-4 A2	3.00%	#	9/25/2042	11,177	11,506,341
Sequoia Mortgage Trust 2012-5 A	2.50%	#	11/25/2042	8,576	8,689,090
Sequoia Mortgage Trust 2012-6 A1	2.50%	#	12/25/2042	27,622	27,931,014
Sequoia Mortgage Trust 2012-6 A2	1.808%	#	12/25/2042	13,787	13,528,157
Sequoia Mortgage Trust 2013-1 2A1	1.855%	#	2/25/2043	22,257	21,441,758
Sequoia Mortgage Trust 2013-2 A	1.874%	#	2/25/2043	40,666	40,335,198
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(c)	1.826%	#	1/21/2055	20,000	20,337,900
Silverstone Master Issuer plc 2012-1A (United Kingdom)†(c)	1.826%	#	1/21/2055	6,400	6,558,054
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	#	12/25/2059	39,143	39,360,323
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	#	6/25/2058	68,467	68,645,357
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	7,253	7,280,908
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	18,985	19,416,176
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	11,196	11,411,233
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	95,274	97,900,609
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA†	1.813%	#	5/10/2063	123,700	12,553,909

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	$54,654	$55,538,520
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	22,067	22,254,051
UBS-Barclays Commercial Mortgage Trust 2013-C6 A2	2.067%		4/10/2046	30,550	31,102,481
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.378%	#	4/10/2046	473,500	44,818,881
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	16,650	17,469,405
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	26,986	28,280,618
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	2,643	2,723,917
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	41,525	45,509,826
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	32,340	36,136,393
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	31,700	35,283,843
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	38,128	42,864,165
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	12,314	12,709,882
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	31,029	34,052,435
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	123,838	137,170,373
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	31,010	31,491,818
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	8,014	8,426,569
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%		8/20/2021	31,948	31,967,486
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	55,160	58,892,925
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	19,730	20,892,590
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%		6/15/2044	15,535	15,749,775
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%		6/15/2044	13,750	14,684,732
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%		11/15/2044	10,745	11,243,251

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	$17,650	$18,921,815
WF-RBS Commercial Mortgage Trust 2011-C5 XA†	2.053%	#	11/15/2044	24,468	2,819,842
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	26,312	26,607,563
WF-RBS Commercial Mortgage Trust 2012-C10 XA†	1.846%	#	12/15/2045	69,884	8,494,066
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	25,015	25,752,007
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.601%	#	6/15/2045	181,182	19,385,855
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	76,420	77,880,577
WF-RBS Commercial Mortgage Trust 2012-C8 XA†	2.245%	#	8/15/2045	71,913	9,454,597
WF-RBS Commercial Mortgage Trust 2012-C9 A2	1.829%		11/15/2045	33,855	34,337,586
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	143,294	146,484,871
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%		3/15/2048	38,085	38,975,199
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	33,549	34,130,337
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.635%	#	5/15/2045	324,750	32,583,629
WF-RBS Commercial Mortgage Trust 2013-C14 A2(a)	2.133%		6/15/2046	18,000	18,539,460

Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,055,144,963)					9,121,374,158

U.S. TREASURY OBLIGATION 2.29%
U.S. Treasury Note (cost $751,592,742)	0.375%		3/15/2015	750,000	751,260,000

Total Long-Term Investments (cost $30,975,685,531)					31,274,219,359

SHORT-TERM INVESTMENTS 5.25%

COMMERCIAL PAPER 2.88%

Aerospace/Defense 0.14%
Textron, Inc.	Zero Coupon		6/19/2013	47,000	46,986,422

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automotive 0.52%
Daimler Finance North America LLC	Zero Coupon	7/22/2013	$5,600	$5,591,997
Daimler Finance North America LLC	Zero Coupon	8/15/2013	49,350	49,315,514
Daimler Finance North America LLC	Zero Coupon	9/16/2013	19,600	19,577,656
Ford Motor Credit Co. LLC	Zero Coupon	6/14/2013	94,750	94,732,050

Total				169,217,217

Consumer Products 0.01%
Avon Capital Corp.	Zero Coupon	10/28/2013	2,750	2,742,896

Household Furnishings 0.14%
Newell Rubbermaid, Inc.	Zero Coupon	8/30/2013	47,000	46,934,421

Oil: Integrated Domestic 0.78%
Weatherford International Ltd.	Zero Coupon	7/8/2013	52,750	52,693,587
Weatherford International Ltd.	Zero Coupon	7/24/2013	42,500	42,433,771
Weatherford International Ltd.	Zero Coupon	8/6/2013	17,850	17,839,402
Weatherford International Ltd.	Zero Coupon	8/20/2013	24,500	24,481,368
Weatherford International Ltd.	Zero Coupon	8/20/2013	55,500	55,457,792
Weatherford International Ltd.	Zero Coupon	9/10/2013	63,400	63,333,538

Total				256,239,458

Retail 0.14%
Safeway, Inc.	Zero Coupon	11/29/2013	47,000	46,805,082

Telecommunications 1.01%
British Telecommunication plc	Zero Coupon	6/3/2013	13,750	13,750,000
Vodafone Group plc	Zero Coupon	6/11/2013	98,500	98,473,719
Vodafone Group plc	Zero Coupon	7/31/2013	73,050	73,011,503
Vodafone Group plc	Zero Coupon	9/9/2013	24,165	24,140,052
Vodafone Group plc	Zero Coupon	12/30/2013	122,000	121,628,973

Total				331,004,247

Utilities: Miscellaneous 0.14%
Entergy Corp.	Zero Coupon	7/22/2013	23,500	23,470,573
Entergy Corp.	Zero Coupon	8/12/2013	23,650	23,625,685

Total				47,096,258

Total Commercial Paper (cost $946,150,565)				947,026,001

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

CORPORATE BONDS 1.29%

Banks: Diversified 0.08%
Banco Bradesco SA	8.75%		10/24/2013	$21,290	$21,795,637
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.00%		11/12/2013	4,830	4,915,733

Total					26,711,370

Beverages 0.00%
Beam, Inc.	4.875%		12/1/2013	983	1,001,938

Building Materials 0.01%
Celulosa Arauco y Constitucion SA (Chile)(c)	5.125%		7/9/2013	2,800	2,811,721

Computer Software 0.15%
HP Enterprise Services LLC	6.00%		8/1/2013	48,040	48,444,161

Construction/Homebuilding 0.05%
CRH America, Inc.	5.30%		10/15/2013	14,693	14,940,239

Diversified 0.03%
Ingersoll-Rand Global Holding Co. Ltd.	6.00%		8/15/2013	10,398	10,508,385

Electric: Power 0.02%
Great Plains Energy, Inc.	2.75%		8/15/2013	5,800	5,823,101

Electrical Equipment 0.05%
Xerox Corp.	1.68%	#	9/13/2013	17,320	17,358,728

Entertainment 0.02%
Snoqualmie Entertainment Authority†	4.223%	#	2/1/2014	5,700	5,635,875

Financial Services 0.01%
ERAC USA Finance LLC†	2.75%		7/1/2013	4,125	4,131,522

Food 0.00%
Wm. Wrigley Jr. Co.†	3.05%		6/28/2013	1,450	1,451,815

Health Care Products 0.04%
Cardinal Health, Inc.	5.50%		6/15/2013	10,838	10,852,935
DENTSPLY International, Inc.	1.775%	#	8/15/2013	1,950	1,954,356

Total					12,807,291

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Insurance 0.04%
Assurant, Inc.	5.625%		2/15/2014	$9,819	$10,135,987
Hartford Financial Services Group, Inc.	4.625%		7/15/2013	1,755	1,762,064

Total					11,898,051

Investment Management Companies 0.01%
Leucadia National Corp.	7.00%		8/15/2013	2,650	2,680,872

Leasing 0.04%
International Lease Finance Corp.	6.625%		11/15/2013	14,257	14,568,872

Leisure 0.05%
Royal Caribbean Cruises Ltd.	6.875%		12/1/2013	4,550	4,663,750
Royal Caribbean Cruises Ltd.	7.00%		6/15/2013	10,557	10,570,196

Total					15,233,946

Metals & Minerals: Miscellaneous 0.03%
Corp. Nacional del Cobre de Chile (Chile)†(c)	5.50%		10/15/2013	9,490	9,649,802

Oil 0.03%
DCP Midstream LLC†	9.70%		12/1/2013	9,227	9,615,577

Oil: Crude Producers 0.03%
Enbridge Energy Partners LP	4.75%		6/1/2013	8,400	8,400,000
NuStar Pipeline Operating Partnership LP	5.875%		6/1/2013	1,480	1,480,000

Total					9,880,000

Paper & Forest Products 0.01%
Inversiones CMPC SA (Chile)(c)	4.875%		6/18/2013	3,500	3,504,144

Real Estate Investment Trusts 0.02%
Health Care REIT, Inc.	6.00%		11/15/2013	6,849	7,015,595

Retail 0.01%
Best Buy Co., Inc.	7.25%		7/15/2013	2,637	2,663,370

Steel 0.29%
ArcelorMittal (Luxembourg)(c)	5.375%		6/1/2013	95,555	95,555,000

Supermarkets 0.22%
Safeway, Inc.	1.78%	#	12/12/2013	71,750	72,186,599

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Telecommunications 0.05%
Deutsche Telekom International Finance BV (Netherlands)(c)	5.875%		8/20/2013	$6,143	$6,212,281
Qwest Corp.	3.53%	#	6/15/2013	10,183	10,187,704

Total					16,399,985

Total Corporate Bonds (cost $422,684,288)					422,477,959

FOREIGN GOVERNMENT OBLIGATION 0.09%

Ukraine
Ukraine Government†(c) (cost $29,329,884)	7.65%		6/11/2013	29,300	29,382,040

REPURCHASE AGREEMENTS 0.99%
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $1,470,000 of U.S. Treasury Note at 0.625% due 8/31/2017; $3,285,000 of U.S. Treasury Note at 0.875% due 1/31/2017 and $63,785,000 of U.S. Treasury Note at 0.875% due 2/28/2017; value: $69,161,647; proceeds: $67,800,496				67,800	67,800,440
Repurchase Agreement dated 5/31/2013, 0.05% due 6/3/2013 with JPMorgan Chase & Co., collateralized by $72,000,000 of Federal Home Loan Bank at 0.125% due 3/24/2014; $89,440,000 of Federal Home Loan Mortgage Corp. at 1.55% due 5/8/2020; $29,455,000 of Federal National Mortgage Assoc. at 0.50% due 1/29/2016; and $73,575,000 of Federal National Mortgage Assoc. at 0.375% due 7/5/2016; value: $262,282,108; proceeds: $257,206,072				257,205	257,205,000

Total Repurchase Agreements (cost $325,005,440)					325,005,440

Total Short-Term Investments (cost $1,723,170,177)					1,723,891,440

Total Investments in Securities 100.41% (cost $32,698,855,708)					32,998,110,799

Liabilities in Excess of Cash, Foreign Cash and Other Assets(f) (0.41%)					(134,934,388)

Net Assets 100.00%					$32,863,176,411

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

CAD	Canadian dollar.
EUR	euro.
COD	Certificate of Deposit.
PIK	Payment-in-kind.
AMBAC	AMBAC Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2013.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2013.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2013.

(f)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Credit Default Swaps on Indexes – Sell Protection at May 31, 2013(1):

Swap Counterparty	Fund Receives (Pays)	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)

Credit Suisse	(.50)%	Markit CMBX.
		NA.AM.4	2/15/2051	$19,400,000	$21,272,100	$(2,011,851)	$ (139,751)	$(1,872,100)
Credit Suisse	(.50)%	Markit CMBX.
		NA.AM.4	2/17/2051	48,500,000	52,828,625	(4,483,668)	(155,043)	(4,328,625)
Credit Suisse	.07%	Markit CMBX.
		NA.AAA.2	3/15/2049	24,700,000	24,202,912	1,349,268	852,181	497,087
Credit Suisse	.07%	Markit CMBX.
		NA.AAA.2	3/15/2049	24,000,000	23,517,000	593,463	110,463	483,000
Credit Suisse	.07%	Markit CMBX.
		NA.AAA.2	3/15/2049	25,000,000	24,496,875	633,692	130,567	503,125
Credit Suisse	.08%	Markit CMBX.
		NA.AAA.3	12/13/2049	23,000,000	22,338,750	824,838	163,588	661,250
Credit Suisse	.08%	Markit CMBX.
		NA.AAA.3	12/13/2049	23,000,000	22,338,750	846,232	184,982	661,250
Credit Suisse	.35%	Markit CMBX.
		NA.AAA.4	2/17/2051	29,500,000	28,725,625	2,341,180	1,566,805	774,375
Goldman Sachs	.08%	Markit CMBX.
		NA.AAA.3	12/13/2049	9,900,000	9,615,375	776,052	491,427	284,625
Morgan Stanley	.07%	Markit CMBX.
		NA.AAA.2	3/15/2049	23,000,000	22,537,125	653,774	190,899	462,875
Morgan Stanley	.08%	Markit CMBX.
		NA.AAA.3	12/13/2049	24,500,000	23,795,625	2,054,818	1,350,443	704,375
UBS AG	.07%	Markit CMBX.
		NA.AAA.2	3/15/2049	23,400,000	22,929,075	1,278,254	807,329	470,925
UBS AG	.07%	Markit CMBX.
		NA.AAA.2	3/15/2049	49,500,000	48,503,812	2,703,999	1,707,811	996,188
UBS AG	.08%	Markit CMBX.
		NA.AAA.3	12/31/2049	14,800,000	14,374,500	1,241,234	815,734	425,500

						$8,801,285	$ 8,077,435	$723,850

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(o)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $8,372,229. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $294,794.
(5)	Includes upfront payments received.

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

Open Forward Foreign Currency Exchange Contracts at May 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Canadian dollar	Sell	Goldman Sachs	8/26/2013	2,308,000	$2,274,699	$2,221,788	$52,911
Canadian dollar	Sell	Goldman Sachs	8/26/2013	4,643,000	4,580,707	4,469,568	111,139
Canadian dollar	Sell	J.P. Morgan	8/21/2013	33,064,000	32,039,350	31,832,722	206,628
Canadian dollar	Sell	J.P. Morgan	8/26/2013	17,441,000	17,023,166	16,789,519	233,647
euro	Sell	Goldman Sachs	7/17/2013	8,095,000	10,605,988	10,523,956	82,032
euro	Sell	Goldman Sachs	7/17/2013	2,020,525	2,641,069	2,626,796	14,273
euro	Sell	J.P. Morgan	7/17/2013	52,573,000	68,621,907	68,347,860	274,047
euro	Sell	J.P. Morgan	7/17/2013	9,853,000	12,885,911	12,809,455	76,456
euro	Sell	J.P. Morgan	8/13/2013	59,714,000	78,434,757	77,644,852	789,905

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,841,038

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Sell	Deutsche Bank AG	6/20/2013	33,773,000	$43,773,016	$43,900,101	$(127,085)
euro	Sell	J.P. Morgan	8/13/2013	23,509,000	30,243,882	30,568,256	(324,374)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(451,459)

Open Futures Contracts at May 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 5-Year Treasury Note	September 2013	21,845	Short	$(2,674,135,206)	$6,146,807

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 2-Year Treasury Note	September 2013	31,537	Long	$6,942,574,922	$(7,842,704)

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2013

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$3,131,636,253	$—	$3,131,636,253
Convertible Bonds	—	63,402,635	—	63,402,635
Corporate Bonds	—	14,299,252,682	—	14,299,252,682
Floating Rate Loans(4)
Aerospace/Defense	—	17,898,792	—	17,898,792
Apparel	—	9,821,321	—	9,821,321
Automotive	—	7,584,412	60,106,056	67,690,468
Broadcasting	—	23,418,992	—	23,418,992
Chemicals	—	12,835,950	2,391,568	15,227,518
Containers	—	12,164,308	—	12,164,308
Energy Equipment & Services	—	30,588,262	19,298,221	49,886,483
Environmental Services	—	6,334,925	—	6,334,925
Financial: Miscellaneous	—	44,933,095	—	44,933,095
Food	—	4,168,989	—	4,168,989
Food/Tobacco	—	—	9,115,018	9,115,018
Gaming	—	42,070,285	—	42,070,285
Health Care	—	55,031,241	49,000,000	104,031,241
Leisure	—	4,978,527	—	4,978,527
Manufacturing	—	3,899,948	—	3,899,948
Media	—	155,217,170	—	155,217,170
Metals & Minerals: Miscellaneous	—	82,350,000	22,059,516	104,409,516
Miscellaneous	—	—	27,234,985	27,234,985
Services	—	30,850,174	65,320,760	96,170,934
Technology	—	2,364,688	—	2,364,688
Telecommunications	—	—	1,840,500	1,840,500
Utilities	—	4,646,000	19,620,402	24,266,402
Utilities: Miscellaneous	—	—	10,694,697	10,694,697
Foreign Bonds	—	226,856,976	—	226,856,976
Foreign Government Obligations	—	224,638,554	—	224,638,554
Government Sponsored Enterprises
Collateralized Mortgage Obligations	—	809,300,081	—	809,300,081
Government Sponsored Enterprises
Pass-throughs	—	2,223,613,309	—	2,223,613,309
Municipal Bonds	—	36,905,908	—	36,905,908
Non-Agency Commercial Mortgage-
Backed Securities	—	9,121,374,158	—	9,121,374,158
U.S. Treasury Obligation	—	751,260,000	—	751,260,000
Commercial Paper	—	947,026,001	—	947,026,001
Repurchase Agreements	—	325,005,440	—	325,005,440

Total	$—	$32,711,429,076	$286,681,723	$32,998,110,799

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
SHORT DURATION INCOME FUND May 31, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forward Foreign Currency
Exchange Contracts
Assets	$—	$1,841,038	$—	$1,841,038
Liabilities	—	(451,459)	—	(451,459)
Futures Contracts
Assets	6,146,807	—	—	6,146,807
Liabilities	(7,842,704)	—	—	(7,842,704)
Credit Default Swaps
Assets	—	8,372,229	—	8,372,229
Liabilities	—	(294,794)	—	(294,794)
Unfunded Commitments
Assets	—	99,473	—	99,473
Liabilities	—	—	—	—

Total	$(1,695,897)	$9,566,487	$—	$7,870,590

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	There were no Level 1/Level 2 transfers during the six months ended May 31, 2013.
(4)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans

Balance as of December 1, 2012	$81,935,358
Accrued discounts/premiums	289,944
Realized gain (loss)	753,761
Change in unrealized appreciation/depreciation	1,480,227
Purchases	161,515,786
Sales	(27,624,765)
Net transfers in or out of Level 3	68,331,412

Balance as of May 31, 2013	$286,681,723

See Notes to Financial Statements.	207

Statements of Assets and Liabilities (unaudited)
May 31, 2013

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$455,731,290	$6,182,917,796	$2,421,839,165

Investments in securities, at fair value	$494,151,307	$6,243,182,611	$2,516,255,743
Cash	—	260,700	—
Foreign cash, at value (cost $0, $38,103 and $1,463,224, respectively)	—	38,443	1,474,322
Receivables:
Investment securities sold	17,989,582	304,506,935	73,707,067
Interest and dividends	2,126,706	30,301,503	41,273,263
Capital shares sold	471,009	102,626,760	20,334,323
From advisor (See Note 3)	18,019	—	—
Variation margin	—	85,174	—
Unrealized appreciation on forward foreign currency exchange contracts	28,387	80,728	654,498
Unrealized appreciation on unfunded commitments	—	78,309	54,841
Prepaid expenses and other assets	55,501	344,154	98,568

Total assets	514,840,511	6,681,505,317	2,653,852,625

LIABILITIES:
Payables:
To bank	—	7,326	9,010,795
Investment securities purchased	7,971,901	932,752,825	94,252,252
Capital shares reacquired	1,368,494	14,879,806	20,959,210
12b-1 distribution fees	54,365	2,021,725	515,747
Management fee	298,646	2,130,063	1,229,366
Trustees’ fees	37,770	79,533	90,114
Fund administration	17,066	185,564	88,158
To affiliate (See Note 3)	26,482	—	74,474
Unrealized depreciation on forward foreign currency exchange contracts	—	12,686	100,236
Unrealized depreciation on unfunded commitments	—	5,666	—
Distributions payable	—	20,878,332	13,350,249
Accrued expenses	75,020	258,083	269,049

Total liabilities	9,849,744	973,211,609	139,939,650

NET ASSETS	$504,990,767	$5,708,293,708	$2,513,912,975

COMPOSITION OF NET ASSETS:
Paid-in capital	$454,295,497	$5,635,512,997	$2,348,577,567
Undistributed (distributions in excess of) net investment income	(2,524,648)	451,743	(7,085,464)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	14,771,607	11,788,720	77,369,248
Net unrealized appreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	38,448,311	60,540,248	95,051,624

Net Assets	$504,990,767	$5,708,293,708	$2,513,912,975

208	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)
May 31, 2013

	Convertible Fund	Floating Rate Fund	High Yield Fund
Net assets by class:
Class A Shares	$63,785,907	$2,348,233,801	$855,795,436
Class B Shares	$2,828,267	$—	$15,002,535
Class C Shares	$43,831,897	$1,321,695,114	$317,601,278
Class F Shares	$44,152,374	$1,641,972,686	$340,200,844
Class I Shares	$349,203,014	$389,759,195	$955,144,021
Class P Shares	$34,420	$—	$1,573,037
Class R2 Shares	$83,344	$476,029	$4,394,092
Class R3 Shares	$1,071,544	$6,156,883	$24,201,732
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	5,142,147	246,196,772	105,988,179
Class B Shares	228,494	—	1,865,921
Class C Shares	3,551,098	138,465,963	39,528,201
Class F Shares	3,559,714	172,196,664	42,189,338
Class I Shares	28,043,609	40,836,391	117,821,783
Class P Shares	2,746	—	192,248
Class R2 Shares	6,657	49,837	541,132
Class R3 Shares	86,594	645,195	2,980,797
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.40	$9.54	$8.07
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$12.69	$9.76	$8.26
Class B Shares-Net asset value	$12.38	—	$8.04
Class C Shares-Net asset value	$12.34	$9.55	$8.03
Class F Shares-Net asset value	$12.40	$9.54	$8.06
Class I Shares-Net asset value	$12.45	$9.54	$8.11
Class P Shares-Net asset value	$12.53	—	$8.18
Class R2 Shares-Net asset value	$12.52	$9.55	$8.12
Class R3 Shares-Net asset value	$12.37	$9.54	$8.12

See Notes to Financial Statements.	209

Statements of Assets and Liabilities (unaudited)(continued)
May 31, 2013

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$2,402,880,865	$1,084,569,182	$32,698,855,708

Investments in securities, at fair value	$2,474,378,063	$1,088,179,542	$32,998,110,799
Cash	5,830,837	20,499,775	47,105,039
Foreign cash, at value (cost $0, $28,791 and $875,370, respectively)	—	28,481	884,487
Receivables:
Investment securities sold	52,815,495	8,323,732	297,559,743
Interest and dividends	30,666,997	9,969,005	299,465,552
Capital shares sold	17,095,802	12,411,698	281,588,231
From advisor (See Note 3)	155,663	—	—
Variation margin	512,619	135,150	3,663,350
Unrealized appreciation on forward foreign currency exchange contracts	2,655,684	48,933	1,841,038
Unrealized appreciation on unfunded commitments	7,858	1,241	99,473
Unrealized appreciation on CPI swaps	—	380,651	—
Credit default swap agreements receivable, at fair value (including upfront payments received $0, $129,854, and $0)	—	7,012	—
Prepaid expenses and other assets	124,131	113,570	1,009,837

Total assets	2,584,243,149	1,140,098,790	33,931,327,549

LIABILITIES:
Payables:
Investment securities purchased	251,926,970	31,788,427	821,549,768
Capital shares reacquired	17,826,977	6,275,777	129,857,050
12b-1 distribution fees	709,489	315,567	12,453,598
Management fee	984,490	357,534	7,036,798
Trustees’ fees	620,668	7,700	545,435
Fund administration	78,759	35,753	1,105,504
To Bank	414	—	—
To affiliate (See Note 3)	—	—	29,253
Unrealized depreciation on forward foreign currency exchange contracts	9,673,861	16,826	451,459
Unrealized depreciation on CPI swaps	—	23,490,197	—
Credit default swap agreements payable, at fair value (including upfront payments received $0, $0, and $8,801,285)	—	—	723,850
Distributions payable	8,683,161	2,870,780	92,736,415
Accrued expenses	280,498	31,169	1,662,008

Total liabilities	290,785,287	65,189,730	1,068,151,138

NET ASSETS	$2,293,457,862	$1,074,909,060	$32,863,176,411

COMPOSITION OF NET ASSETS:
Paid-in capital	$2,208,129,816	$1,099,467,170	$32,648,954,328
Distributions in excess of net investment income	(13,101,080)	(6,319,695)	(199,050,414)
Accumulated net realized gain on investments, futures contracts, swaps and foreign currency related transactions	33,678,850	1,150,345	106,187,847
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	64,750,276	(19,388,760)	307,084,650

Net Assets	$2,293,457,862	$1,074,909,060	$32,863,176,411

210	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
May 31, 2013

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$1,275,210,601	$529,721,633	$13,276,329,171
Class B Shares	$13,084,182	$—	$34,752,358
Class C Shares	$415,084,854	$155,631,980	$8,324,024,328
Class F Shares	$476,062,776	$344,313,989	$8,724,542,485
Class I Shares	$87,259,259	$45,135,407	$2,413,056,255
Class R2 Shares	$2,691,998	$63,765	$11,537,256
Class R3 Shares	$24,064,192	$42,286	$78,934,558
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	430,169,592	36,497,642	2,873,228,748
Class B Shares	4,409,940	—	7,511,129
Class C Shares	139,419,155	10,706,080	1,790,237,374
Class F Shares	160,611,736	23,704,126	1,889,682,401
Class I Shares	29,432,287	3,110,536	522,619,253
Class R2 Shares	900,366	4,395	2,495,594
Class R3 Shares	8,092,194	2,915	17,063,783
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$2.96	$14.51	$4.62
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$3.03	$14.84	$4.73
Class B Shares-Net asset value	$2.97	—	$4.63
Class C Shares-Net asset value	$2.98	$14.54	$4.65
Class F Shares-Net asset value	$2.96	$14.53	$4.62
Class I Shares-Net asset value	$2.96	$14.51	$4.62
Class R2 Shares-Net asset value	$2.99	$14.51	$4.62
Class R3 Shares-Net asset value	$2.97	$14.51	$4.63

See Notes to Financial Statements.	211

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2013

	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment income:
Dividends (net of foreign withholding taxes of $2,640, $0 and $0, respectively)	$2,920,521	$—	$744,133
Interest and other	3,791,636	126,455,425	86,933,317

Total investment income	6,712,157	126,455,425	87,677,450

Expenses:
Management fee	1,625,228	10,131,328	6,762,133
12b-1 distribution plan-Class A	62,204	1,778,179	822,567
12b-1 distribution plan-Class B	15,187	—	79,316
12b-1 distribution plan-Class C	174,534	4,637,463	1,359,851
12b-1 distribution plan-Class F	19,742	610,961	172,302
12b-1 distribution plan-Class P	71	—	3,304
12b-1 distribution plan-Class R2	236	1,099	12,235
12b-1 distribution plan-Class R3	2,408	10,027	56,831
Shareholder servicing	100,114	1,271,721	775,309
Professional	28,985	58,618	36,967
Reports to shareholders	12,571	125,204	70,597
Fund administration	92,870	878,401	481,135
Custody	5,633	22,226	33,197
Trustees’ fees	6,061	51,588	31,539
Registration	43,716	138,786	93,629
Subsidy (See Note 3)	186,936	—	508,139
Other	6,255	35,412	25,706

Gross expenses	2,382,751	19,751,013	11,324,757
Expense reductions (See Note 7)	(97)	(2,130)	(813)
Management fee waived (See Note 3)	(111,563)	—	—

Net expenses	2,271,091	19,748,883	11,323,944

Net investment income	4,441,066	106,706,542	76,353,506

Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	30,734,922	23,931,565	81,583,047
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	23,816,462	44,495,432	11,861,641

Net realized and unrealized gain	54,551,384	68,426,997	93,444,688

Net Increase in Net Assets Resulting From Operations	$58,992,450	$175,133,539	$169,798,194

212	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)
For the Six Months Ended May 31, 2013

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Investment income:
Interest and other	$50,504,998	$10,143,215	$433,614,129

Total investment income	50,504,998	10,143,215	433,614,129

Expenses:
Management fee	5,531,280	1,606,764	38,538,369
12b-1 distribution plan-Class A	1,220,444	409,433	12,310,807
12b-1 distribution plan-Class B	70,204	—	185,165
12b-1 distribution plan-Class C	1,785,487	549,044	34,680,661
12b-1 distribution plan-Class F	235,402	126,995	3,977,078
12b-1 distribution plan-Class R2	5,792	137	33,920
12b-1 distribution plan-Class R3	48,268	86	168,656
Shareholder servicing	990,487	197,065	8,489,901
Professional	32,459	30,595	92,436
Reports to shareholders	63,354	20,886	780,873
Fund administration	442,502	160,676	6,046,468
Custody	46,495	40,136	191,920
Trustees’ fees	28,938	8,391	386,941
Registration	95,280	73,640	900,342
Subsidy (See Note 3)	—	—	173,456
Other	20,635	5,067	240,287

Gross expenses	10,617,027	3,228,915	107,197,280
Expense reductions (See Note 7)	(1,023)	(406)	(14,025)
Management fee waived (See Note 3)	(834,122)	—	—

Net expenses	9,781,882	3,228,509	107,183,255

Net investment income	40,723,116	6,914,706	326,430,874

Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	44,342,635	5,214,290	290,359,192
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(53,970,876)	(27,732,218)	(260,513,967)

Net realized and unrealized gain (loss)	(9,628,241)	(22,517,928)	29,845,225

Net Increase (Decrease) in Net Assets Resulting From Operations	$31,094,875	$(15,603,222)	$356,276,099

See Notes to Financial Statements.	213

Statements of Changes in Net Assets

	Convertible Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$4,441,066	$8,715,597
Net realized gain on investments and foreign currency related transactions	30,734,922	1,895,044
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	23,816,462	28,806,567

Net increase in net assets resulting from operations	58,992,450	39,417,208

Distributions to shareholders from:
Net investment income
Class A	(1,063,792)	(1,723,329)
Class B	(41,307)	(80,918)
Class C	(608,607)	(991,658)
Class F	(680,721)	(1,042,303)
Class I	(5,560,095)	(6,782,849)
Class P	(484)	(659)
Class R2	(1,134)	(1,526)
Class R3	(15,024)	(20,107)

Total distributions to shareholders	(7,971,164)	(10,643,349)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	52,947,884	171,902,989
Reinvestment of distributions	7,459,865	9,717,121
Cost of shares reacquired	(41,344,826)	(97,106,291)

Net increase in net assets resulting from capital share transactions	19,062,923	84,513,819

Net increase in net assets	70,084,209	113,287,678

NET ASSETS:
Beginning of period	$434,906,558	$321,618,880

End of period	$504,990,767	$434,906,558

Undistributed (distributions in excess of) net investment income	$(2,524,648)	$1,005,450

214	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$106,706,542	$155,608,753
Net realized gain on investments, futures contracts and foreign currency related transactions	23,931,565	8,430,413
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	44,495,432	119,461,717

Net increase in net assets resulting from operations	175,133,539	283,500,883

Distributions to shareholders from:
Net investment income
Class A	(44,062,246)	(63,315,372)
Class C	(23,850,328)	(41,075,863)
Class F	(30,910,179)	(42,197,556)
Class I	(7,505,185)	(8,939,510)
Class R2	(8,493)	(10,619)
Class R3	(94,528)	(82,887)

Total distributions to shareholders	(106,430,959)	(155,621,807)

Capital share transactions (See Note 11):
Net proceeds from sales of shares	2,712,134,457	1,504,743,773
Reinvestment of distributions	85,166,236	118,564,428
Cost of shares reacquired	(662,113,195)	(1,224,190,260)

Net increase in net assets resulting from capital share transactions	2,135,187,498	399,117,941

Net increase in net assets	2,203,890,078	526,997,017

NET ASSETS:
Beginning of period	$3,504,403,630	$2,977,406,613

End of period	$5,708,293,708	$3,504,403,630

Undistributed net investment income	$451,743	$176,160

See Notes to Financial Statements.	215

Statements of Changes in Net Assets (continued)

	High Yield Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$76,353,506	$145,541,445
Net realized gain on investments and foreign currency related transactions	81,583,047	57,446,324
Net change in unrealized appreciation/depreciation on investments, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	11,861,641	125,263,025

Net increase in net assets resulting from operations	169,798,194	328,250,794

Distributions to shareholders from:
Net investment income
Class A	(27,074,630)	(49,940,277)
Class B	(462,332)	(1,098,845)
Class C	(9,088,707)	(15,799,224)
Class F	(11,514,295)	(21,512,876)
Class I	(30,133,173)	(61,025,248)
Class P	(46,684)	(85,591)
Class R2	(126,541)	(223,500)
Class R3	(717,473)	(1,228,092)
Net realized gain
Class A	(18,307,283)	(4,228,997)
Class B	(376,425)	(127,560)
Class C	(6,858,174)	(1,360,021)
Class F	(7,649,886)	(1,690,459)
Class I	(18,265,444)	(4,938,687)
Class P	(31,677)	(7,852)
Class R2	(82,476)	(22,016)
Class R3	(493,031)	(106,520)

Total distributions to shareholders	(131,228,231)	(163,395,765)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	602,323,348	1,275,386,986
Reinvestment of distributions	112,032,157	135,134,070
Cost of shares reacquired	(525,050,641)	(900,890,405)

Net increase in net assets resulting from capital share transactions	189,304,864	509,630,651

Net increase in net assets	227,874,827	674,485,680

NET ASSETS:
Beginning of period	$2,286,038,148	$1,611,552,468

End of period	$2,513,912,975	$2,286,038,148

Distributions in excess of net investment income	$(7,085,464)	$(4,275,135)

216	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$40,723,116	$67,780,745
Net realized gain on investments, futures contracts and foreign currency related transactions	44,342,635	43,106,111
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(53,970,876)	93,123,436

Net increase in net assets resulting from operations	31,094,875	204,010,292

Distributions to shareholders from:
Net investment income
Class A	(28,947,277)	(47,614,729)
Class B	(278,524)	(652,524)
Class C	(8,133,308)	(12,561,577)
Class F	(11,367,939)	(16,485,077)
Class I	(2,046,408)	(3,070,443)
Class R2	(41,954)	(27,031)
Class R3	(436,384)	(346,805)
Net realized gain
Class A	(19,743,480)	(5,921,789)
Class B	(246,675)	(124,473)
Class C	(6,411,432)	(1,685,647)
Class F	(7,961,315)	(1,678,009)
Class I	(1,408,068)	(385,224)
Class R2	(20,807)	(2,397)
Class R3	(267,682)	(25,343)

Total distributions to shareholders	(87,311,253)	(90,581,068)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	589,867,089	1,123,702,660
Reinvestment of distributions	71,624,633	70,156,663
Cost of shares reacquired	(439,616,754)	(434,622,997)

Net increase in net assets resulting from capital share transactions	221,874,968	759,236,326

Net increase in net assets	165,658,590	872,665,550

NET ASSETS:
Beginning of period	$2,127,799,272	$1,255,133,722

End of period	$2,293,457,862	$2,127,799,272

Distributions in excess of net investment income	$(13,101,080)	$(2,572,402)

See Notes to Financial Statements.	217

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$6,914,706	$6,027,542
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	5,214,290	1,618,354
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(27,732,218)	12,720,629

Net increase (decrease) in net assets resulting from operations	(15,603,222)	20,366,525

Distributions to shareholders from:
Net investment income
Class A	(6,925,466)	(5,915,622)
Class C	(1,507,215)	(1,061,618)
Class F	(4,416,091)	(2,754,750)
Class I	(446,937)	(127,804)
Class R2	(690)	(537)
Class R3	(542)	(554)

Total distributions to shareholders	(13,296,941)	(9,860,885)

Capital share transactions (See Note 11):
Net proceeds from sales of shares	734,021,080	461,986,426
Reinvestment of distributions	10,994,008	8,026,194
Cost of shares reacquired	(149,450,761)	(107,497,400)

Net increase in net assets resulting from capital share transactions	595,564,327	362,515,220

Net increase in net assets	566,664,164	373,020,860

NET ASSETS:
Beginning of period	$508,244,896	$135,224,036

End of period	$1,074,909,060	$508,244,896

Undistributed (distributions in excess of) net investment income	$(6,319,695)	$62,540

218	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$326,430,874	$571,101,279
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	290,359,192	202,366,696
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(260,513,967)	573,321,602

Net increase in net assets resulting from operations	356,276,099	1,346,789,577

Distributions to shareholders from:
Net investment income
Class A	(223,201,006)	(355,699,931)
Class B	(528,121)	(1,354,622)
Class C	(114,637,961)	(193,208,729)
Class F	(147,995,303)	(225,453,567)
Class I	(39,279,390)	(44,567,416)
Class R2	(183,952)	(254,535)
Class R3	(1,135,522)	(1,272,444)
Net realized gain
Class A	(3,459,820)	—
Class B	(11,605)	—
Class C	(2,206,086)	—
Class F	(2,233,989)	—
Class I	(567,276)	—
Class R2	(3,202)	—
Class R3	(17,860)	—

Total distributions to shareholders	(535,461,093)	(821,811,244)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	11,035,714,686	17,046,004,559
Reinvestment of distributions	423,622,215	632,120,792
Cost of shares reacquired	(6,237,856,594)	(6,725,724,353)

Net increase in net assets resulting from capital share transactions	5,221,480,307	10,952,400,998

Net increase in net assets	5,042,295,313	11,477,379,331

NET ASSETS:
Beginning of period	$27,820,881,098	$16,343,501,767

End of period	$32,863,176,411	$27,820,881,098

Undistributed (distributions in excess of) net investment income	$(199,050,414)	$1,479,967

See Notes to Financial Statements.	219

Financial Highlights
CONVERTIBLE FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.12		$10.33	$11.24	$10.30	$ 7.94	$12.96

Investment operations:
Net investment income(a)	.11		.23	.28	.33	.32	.27
Net realized and unrealized gain (loss)	1.37		.85	(.82)	1.08	2.52	(4.66)

Total from investment operations	1.48		1.08	(.54)	1.41	2.84	(4.39)

Distributions to shareholders from:
Net investment income	(.20)		(.29)	(.37)	(.47)	(.48)	(.41)
Net realized gain	—		—	—	—	—	(.22)

Total distributions	(.20)		(.29)	(.37)	(.47)	(.48)	(.63)

Net asset value, end of period	$12.40		$11.12	$10.33	$11.24	$10.30	$ 7.94

Total Return(b)	13.57	%(c)	10.62%	(5.07)%	14.12%	37.19%	(35.49)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(c)	1.07%	.99%	1.41%	1.23%	1.23%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.53	%(c)	1.07%	.99%	1.41%	1.23%	1.23%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.13%	.99%	1.41%	1.23%	1.23%

Net investment income	.91	%(c)	2.14%	2.43%	3.05%	3.57%	2.39%

Supplemental Data:

Net assets, end of period (000)	$63,786		$59,728	$74,497	$80,399	$79,880	$68,596
Portfolio turnover rate	85.17	%(c)	92.34%	64.09%	47.60%	106.61%	97.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

220	See Notes to Financial Statements.

Financial Highlights (continued)
CONVERTIBLE FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.09		$10.30	$11.20	$10.27	$ 7.92	$12.91

Investment operations:
Net investment income(a)	.06		.15	.20	.26	.26	.19
Net realized and unrealized gain (loss)	1.38		.84	(.82)	1.07	2.52	(4.63)

Total from investment operations	1.44		.99	(.62)	1.33	2.78	(4.44)

Distributions to shareholders from:
Net investment income	(.15)		(.20)	(.28)	(.40)	(.43)	(.33)
Net realized gain	—		—	—	—	—	(.22)

Total distributions	(.15)		(.20)	(.28)	(.40)	(.43)	(.55)

Net asset value, end of period	$12.38		$11.09	$10.30	$11.20	$10.27	$ 7.92

Total Return(b)	13.14	%(c)	9.67%	(5.78)%	13.30%	36.26%	(35.84)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.93	%(c)	1.87%	1.75%	2.05%	1.88%	1.88%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.93	%(c)	1.87%	1.75%	2.05%	1.88%	1.88%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(c)	1.93%	1.75%	2.05%	1.88%	1.88%

Net investment income	.52	%(c)	1.35%	1.71%	2.42%	2.92%	1.72%

Supplemental Data:

Net assets, end of period (000)	$2,828		$3,127	$5,243	$8,915	$10,207	$8,918
Portfolio turnover rate	85.17	%(c)	92.34%	64.09%	47.60%	106.61%	97.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	221

Financial Highlights (continued)
CONVERTIBLE FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.06		$10.28	$11.18	$10.25	$ 7.91	$12.90

Investment operations:
Net investment income(a)	.07		.16	.21	.26	.26	.19
Net realized and unrealized gain (loss)	1.37		.84	(.81)	1.08	2.51	(4.63)

Total from investment operations	1.44		1.00	(.60)	1.34	2.77	(4.44)

Distributions to shareholders from:
Net investment income	(.16)		(.22)	(.30)	(.41)	(.43)	(.33)
Net realized gain	—		—	—	—	—	(.22)

Total distributions	(.16)		(.22)	(.30)	(.41)	(.43)	(.55)

Net asset value, end of period	$12.34		$11.06	$10.28	$11.18	$10.25	$ 7.91

Total Return(b)	13.19	%(c)	9.86%	(5.62)%	13.34%	36.20%	(35.85)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.84	%(c)	1.70%	1.64%	2.05%	1.88%	1.88%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.84	%(c)	1.70%	1.64%	2.05%	1.88%	1.88%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.86	%(c)	1.76%	1.64%	2.05%	1.88%	1.88%

Net investment income	.61	%(c)	1.51%	1.81%	2.41%	2.93%	1.73%

Supplemental Data:

Net assets, end of period (000)	$43,832		$42,636	$50,035	$55,798	$52,049	$40,304
Portfolio turnover rate	85.17	%(c)	92.34%	64.09%	47.60%	106.61%	97.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

222	See Notes to Financial Statements.

Financial Highlights (continued)
CONVERTIBLE FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.12		$10.33	$11.24	$10.31	$ 7.95	$12.96

Investment operations:
Net investment income(a)	.11		.24	.29	.35	.37	.32
Net realized and unrealized gain (loss)	1.38		.85	(.81)	1.08	2.50	(4.67)

Total from investment operations	1.49		1.09	(.52)	1.43	2.87	(4.35)

Distributions to shareholders from:
Net investment income	(.21)		(.30)	(.39)	(.50)	(.51)	(.44)
Net realized gain	—		—	—	—	—	(.22)

Total distributions	(.21)		(.30)	(.39)	(.50)	(.51)	(.66)

Net asset value, end of period	$12.40		$11.12	$10.33	$11.24	$10.31	$ 7.95

Total Return(b)	13.63	%(c)	10.74%	(4.92)%	14.29%	37.52%	(35.23)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.48	%(c)	.96%	.86%	1.17%	.98%	.98%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.48	%(c)	.96%	.86%	1.17%	.98%	.98%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50	%(c)	1.03%	.86%	1.17%	.98%	.98%

Net investment income	.96	%(c)	2.24%	2.55%	3.30%	3.88%	3.09%

Supplemental Data:

Net assets, end of period (000)	$44,152		$36,060	$34,227	$31,141	$18,003	$688
Portfolio turnover rate	85.17	%(c)	92.34%	64.09%	47.60%	106.61%	97.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	223

Financial Highlights (continued)
CONVERTIBLE FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.16		$10.37	$11.28	$10.34	$ 7.97	$13.00

Investment operations:
Net investment income(a)	.12		.25	.30	.36	.36	.31
Net realized and unrealized gain (loss)	1.38		.85	(.81)	1.09	2.52	(4.67)

Total from investment operations	1.50		1.10	(.51)	1.45	2.88	(4.36)

Distributions to shareholders from:
Net investment income	(.21)		(.31)	(.40)	(.51)	(.51)	(.45)
Net realized gain	—		—	—	—	—	(.22)

Total distributions	(.21)		(.31)	(.40)	(.51)	(.51)	(.67)

Net asset value, end of period	$12.45		$11.16	$10.37	$11.28	$10.34	$ 7.97

Total Return(b)	13.64	%(c)	10.81%	(4.81)%	14.46%	37.65%	(35.22)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.86%	.80%	1.02%	.88%	.88%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.86%	.80%	1.02%	.88%	.88%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.45	%(c)	.93%	.80%	1.02%	.88%	.88%

Net investment income	1.01	%(c)	2.33%	2.68%	3.41%	3.94%	2.78%

Supplemental Data:

Net assets, end of period (000)	$349,203		$292,323	$156,799	$102,611	$194,617	$128,463
Portfolio turnover rate	85.17	%(c)	92.34%	64.09%	47.60%	106.61%	97.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

224	See Notes to Financial Statements.

Financial Highlights (continued)
CONVERTIBLE FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.23		$10.44	$11.33	$10.38	$8.00	$13.03

Investment operations:
Net investment income(a)	.09		.21	.29	.32	.32	.25
Net realized and unrealized gain (loss)	1.40		.85	(.86)	1.09	2.54	(4.68)

Total from investment operations	1.49		1.06	(.57)	1.41	2.86	(4.43)

Distributions to shareholders from:
Net investment income	(.19)		(.27)	(.32)	(.46)	(.48)	(.38)
Net realized gain	—		—	—	—	—	(.22)

Total distributions	(.19)		(.27)	(.32)	(.46)	(.48)	(.60)

Net asset value, end of period	$12.53		$11.23	$10.44	$11.33	$10.38	$8.00

Total Return(b)	13.48	%(c)	10.24%	(5.23)%	13.99%	37.03%	(35.52)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65	%(c)	1.31%	1.06%	1.51%	1.32%	1.33%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.31%	1.06%	1.51%	1.32%	1.33%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(c)	1.37%	1.06%	1.51%	1.32%	1.33%

Net investment income	.79	%(c)	1.90%	2.45%	2.96%	3.49%	2.16%

Supplemental Data:

Net assets, end of period (000)	$34		$29	$26	$94	$82	$59
Portfolio turnover rate	85.17	%(c)	92.34%	64.09%	47.60%	106.61%	97.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	225

Financial Highlights (continued)
CONVERTIBLE FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.22		$10.43	$11.34	$10.40	$7.99	$12.95

Investment operations:
Net investment income(a)	.08		.19	.23	.29	.35	.30
Net realized and unrealized gain (loss)	1.39		.85	(.80)	1.10	2.53	(4.66)

Total from investment operations	1.47		1.04	(.57)	1.39	2.88	(4.36)

Distributions to shareholders from:
Net investment income	(.17)		(.25)	(.34)	(.45)	(.47)	(.38)
Net realized gain	—		—	—	—	—	(.22)

Total distributions	(.17)		(.25)	(.34)	(.45)	(.47)	(.60)

Net asset value, end of period	$12.52		$11.22	$10.43	$11.34	$10.40	$7.99

Total Return(b)	13.28	%(c)	10.14%	(5.30)%	13.68%	37.35%	(35.20)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(c)	1.46%	1.38%	1.63%	1.26%	.98%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.73	%(c)	1.46%	1.38%	1.63%	1.26%	.98%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.52%	1.38%	1.63%	1.26%	.98%

Net investment income	.72	%(c)	1.72%	2.06%	2.68%	3.63%	2.65%

Supplemental Data:

Net assets, end of period (000)	$83		$90	$53	$21	$46	$7
Portfolio turnover rate	85.17	%(c)	92.34%	64.09%	47.60%	106.61%	97.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

226	See Notes to Financial Statements.

Financial Highlights (concluded)
CONVERTIBLE FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.09		$10.31	$11.21	$10.28	$7.94	$12.96

Investment operations:
Net investment income(a)	.09		.20	.25	.31	.33	.27
Net realized and unrealized gain (loss)	1.37		.84	(.81)	1.08	2.49	(4.67)

Total from investment operations	1.46		1.04	(.56)	1.39	2.82	(4.40)

Distributions to shareholders from:
Net investment income	(.18)		(.26)	(.34)	(.46)	(.48)	(.40)
Net realized gain	—		—	—	—	—	(.22)

Total distributions	(.18)		(.26)	(.34)	(.46)	(.48)	(.62)

Net asset value, end of period	$12.37		$11.09	$10.31	$11.21	$10.28	$7.94

Total Return(b)	13.44	%(c)	10.24%	(5.25)%	13.90%	36.90%	(35.53)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(c)	1.36%	1.27%	1.57%	1.37%	1.36%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.67	%(c)	1.36%	1.27%	1.57%	1.37%	1.36%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.42%	1.27%	1.57%	1.37%	1.37%

Net investment income	.76	%(c)	1.85%	2.18%	2.90%	3.50%	2.43%

Supplemental Data:

Net assets, end of period (000)	$1,072		$915	$740	$821	$642	$90
Portfolio turnover rate	85.17	%(c)	92.34%	64.09%	47.60%	106.61%	97.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	227

Financial Highlights
FLOATING RATE FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
							12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.37		$8.98	$9.33	$9.07	$7.53	$10.00

Investment operations:
Net investment income(b)	.23		.49	.45	.47	.54	.51
Net realized and unrealized gain (loss)	.18		.39	(.30)	.34	1.54	(2.46)

Total from investment operations	.41		.88	.15	.81	2.08	(1.95)

Distributions to shareholders from:
Net investment income	(.24)		(.49)	(.45)	(.48)	(.54)	(.52)
Net realized gain	—		—	(.05)	(.07)	—	—

Total distributions	(.24)		(.49)	(.50)	(.55)	(.54)	(.52)

Net asset value, end of period	$9.54		$9.37	$8.98	$9.33	$9.07	$7.53

Total Return(c)	4.39	%(d)	9.99%	1.65%	9.17%	28.31%	(20.36	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39	%(d)	.81%	.82%	.83%	.83%	.70	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.39	%(d)	.81%	.82%	.83%	.83%	.70	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(d)	.81%	.82%	.85%	1.07%	1.14	%(d)

Net investment income	2.47	%(d)	5.27%	4.86%	5.10%	6.23%	5.57	%(d)

Supplemental Data:

Net assets, end of period (000)	$2,348,234		$1,406,702	$1,151,105	$1,104,145	$230,835	$31,257
Portfolio turnover rate	72.54	%(d)	81.48%	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

228	See Notes to Financial Statements.

Financial Highlights (continued)
FLOATING RATE FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
							12/14/2007(a)
			Year Ended 11/30				to

			2012	2011	2010	2009	11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$8.98	$9.34	$9.07	$7.53	$10.00

Investment operations:
Net investment income(b)	.21		.43	.38	.40	.49	.44
Net realized and unrealized gain (loss)	.17		.40	(.31)	.35	1.53	(2.46)

Total from investment operations	.38		.83	.07	.75	2.02	(2.02)

Distributions to shareholders from:
Net investment income	(.21)		(.43)	(.38)	(.41)	(.48)	(.45)
Net realized gain	—		—	(.05)	(.07)	—	—

Total distributions	(.21)		(.43)	(.43)	(.48)	(.48)	(.45)

Net asset value, end of period	$9.55		$9.38	$8.98	$9.34	$9.07	$7.53

Total Return(c)	4.06	%(d)	9.39%	.79%	8.46%	27.48%	(20.95	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.71	%(d)	1.48%	1.56%	1.60%	1.47%	1.33	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.71	%(d)	1.48%	1.56%	1.60%	1.47%	1.32	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(d)	1.48%	1.56%	1.61%	1.71%	1.69	%(d)

Net investment income	2.17	%(d)	4.62%	4.14%	4.32%	5.55%	4.87	%(d)

Supplemental Data:

Net assets, end of period (000)	$1,321,695		$952,176	$882,233	$691,302	$111,851	$7,288
Portfolio turnover rate	72.54	%(d)	81.48%	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	229

Financial Highlights (continued)
FLOATING RATE FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)						12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.36		$8.97	$9.32	$9.06	$ 7.53	$10.00

Investment operations:
Net investment income(b)	.24		.50	.46	.48	.58	.54
Net realized and unrealized gain (loss)	.18		.39	(.30)	.34	1.51	(2.47)

Total from investment operations	.42		.89	.16	.82	2.09	(1.93)

Distributions to shareholders from:
Net investment income	(.24)		(.50)	(.46)	(.49)	(.56)	(.54)
Net realized gain	—		—	(.05)	(.07)	—	—
Total distributions	(.24)		(.50)	(.51)	(.56)	(.56)	(.54)

Net asset value, end of period	$9.54		$9.36	$8.97	$9.32	$9.06	$ 7.53

Total Return(c)	4.44	%(d)	10.11%	1.74%	9.30%	28.45%	(20.16	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(d)	.71%	.72%	.72%	.59%	.47	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.34	%(d)	.71%	.72%	.72%	.59%	.46	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(d)	.71%	.72%	.74%	.82%	1.36	%(d)

Net investment income	2.52	%(d)	5.37%	4.96%	5.20%	6.54%	5.85	%(d)

Supplemental Data:

Net assets, end of period (000)	$1,641,973		$930,578	$718,553	$674,403	$77,233	$27
Portfolio turnover rate	72.54	%(d)	81.48%	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

230	See Notes to Financial Statements.

Financial Highlights (continued)
FLOATING RATE FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)						12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$8.98	$9.34	$9.07	$ 7.53	$10.00

Investment operations:
Net investment income(b)	.25		.51	.47	.50	.57	.57
Net realized and unrealized gain (loss)	.16		.40	(.31)	.35	1.54	(2.49)

Total from investment operations	.41		.91	.16	.85	2.11	(1.92)

Distributions to shareholders from:
Net investment income	(.25)		(.51)	(.47)	(.51)	(.57)	(.55)
Net realized gain	—		—	(.05)	(.07)	—	—

Total distributions	(.25)		(.51)	(.52)	(.58)	(.57)	(.55)

Net asset value, end of period	$9.54		$9.38	$8.98	$9.34	$9.07	$ 7.53

Total Return(c)	4.49	%(d)	10.32%	1.74%	9.58%	28.85%	(20.06	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(d)	.62%	.63%	.62%	.47%	.36	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.29	%(d)	.62%	.63%	.62%	.47%	.36	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.29	%(d)	.62%	.63%	.64%	.75%	.88	%(d)

Net investment income	2.58	%(d)	5.48%	5.09%	5.42%	6.71%	6.02	%(d)

Supplemental Data:

Net assets, end of period (000)	$389,759		$211,974	$224,241	$141,380	$47,939	$34,193
Portfolio turnover rate	72.54	%(d)	81.48%	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	231

Financial Highlights (continued)
FLOATING RATE FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)						12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$8.99	$9.34	$9.07	$ 7.53	$10.00

Investment operations:
Net investment income(b)	.22		.45	.42	.49	.57	.51
Net realized and unrealized gain (loss)	.17		.39	(.30)	.35	1.55	(2.48)

Total from investment operations	.39		.84	.12	.84	2.12	(1.97)

Distributions to shareholders from:
Net investment income	(.22)		(.45)	(.42)	(.50)	(.58)	(.50)
Net realized gain	—		—	(.05)	(.07)	—	—

Total distributions	(.22)		(.45)	(.47)	(.57)	(.58)	(.50)

Net asset value, end of period	$9.55		$9.38	$8.99	$9.34	$9.07	$ 7.53

Total Return(c)	4.08	%(d)	9.68%	1.25%	9.48%	28.86%	(20.52	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(d)	1.21%	1.21%	.76%	.45%	.93	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.21%	1.21%	.76%	.45%	.92	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.21%	1.21%	.80%	.73%	2.13	%(d)

Net investment income	2.31	%(d)	4.90%	4.45%	5.32%	6.74%	5.47	%(d)

Supplemental Data:

Net assets, end of period (000)	$476		$346	$82	$12	$10	$8
Portfolio turnover rate	72.54	%(d)	81.48%	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

232	See Notes to Financial Statements.

Financial Highlights (concluded)
FLOATING RATE FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)						12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.37		$8.98	$9.34	$9.07	$ 7.53	$10.00

Investment operations:
Net investment income(b)	.22		.46	.43	.45	.57	.52
Net realized and unrealized gain (loss)	.17		.39	(.31)	.35	1.54	(2.48)

Total from investment operations	.39		.85	.12	.80	2.11	(1.96)

Distributions to shareholders from:
Net investment income	(.22)		(.46)	(.43)	(.46)	(.57)	(.51)
Net realized gain	—		—	(.05)	(.07)	—	—

Total distributions	(.22)		(.46)	(.48)	(.53)	(.57)	(.51)

Net asset value, end of period	$9.54		$9.37	$8.98	$9.34	$9.07	$ 7.53

Total Return(c)	4.13	%(d)	9.79%	1.25%	9.06%	28.81%	(20.45	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(d)	1.12%	1.13%	1.13%	.51%	.84	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(d)	1.12%	1.13%	1.13%	.51%	.83	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(d)	1.12%	1.13%	1.15%	.79%	2.08	%(d)

Net investment income	2.34	%(d)	5.00%	4.64%	4.87%	6.69%	5.56	%(d)

Supplemental Data:

Net assets, end of period (000)	$6,157		$2,629	$1,192	$424	$19	$8
Portfolio turnover rate	72.54	%(d)	81.48%	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	233

Financial Highlights
HIGH YIELD FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$7.32	$7.69	$7.22	$ 5.15	$7.74

Investment operations:
Net investment income(a)	.25		.53	.55	.61	.64	.56
Net realized and unrealized gain (loss)	.31		.70	(.34)	.49	2.07	(2.56)

Total from investment operations	.56		1.23	.21	1.10	2.71	(2.00)

Distributions to shareholders from:
Net investment income	(.26)		(.55)	(.58)	(.63)	(.64)	(.59)
Net realized gain	(.18)		(.05)	—	—	—	—

Total distributions	(.44)		(.60)	(.58)	(.63)	(.64)	(.59)

Net asset value, end of period	$8.07		$7.95	$7.32	$7.69	$7.22	$5.15

Total Return(b)	7.33	%(c)	17.41%	2.52%	15.79%	54.92%	(27.59)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and 12b-1 distribution fees reimbursed	.46	%(c)	.96%	.97%	.98%	1.01%	1.27%

Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.46	%(c)	.96%	.97%	.98%	1.01%	1.27%

Expenses, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.46	%(c)	.96%	1.01%	1.16%	1.24%	1.27%

Net investment income	3.16	%(c)	6.83%	7.11%	8.06%	9.81%	7.89%

Supplemental Data:

Net assets, end of period (000)	$855,795		$785,546	$527,449	$422,609	$294,169	$62,454
Portfolio turnover rate	61.70	%(c)	105.74%	112.24%	87.78%	126.34%	98.56%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

234	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.92		$7.29	$7.66	$7.19	$5.14	$7.71

Investment operations:
Net investment income(a)	.22		.47	.49	.55	.58	.51
Net realized and unrealized gain (loss)	.31		.70	(.35)	.49	2.06	(2.55)

Total from investment operations	.53		1.17	.14	1.04	2.64	(2.04)

Distributions to shareholders from:
Net investment income	(.23)		(.49)	(.51)	(.57)	(.59)	(.53)
Net realized gain	(.18)		(.05)	—	—	—	—

Total distributions	(.41)		(.54)	(.51)	(.57)	(.59)	(.53)

Net asset value, end of period	$8.04		$7.92	$7.29	$7.66	$7.19	$5.14

Total Return(b)	6.93	%(c)	16.39%	1.85%	14.92%	53.45%	(27.96)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.86	%(c)	1.76%	1.77%	1.78%	1.89%	1.92%

Expenses, including expense reductions and management fee waived	.86	%(c)	1.76%	1.77%	1.78%	1.89%	1.92%

Expenses, excluding expense reductions and management fee waived	.86	%(c)	1.76%	1.78%	1.82%	1.89%	1.92%

Net investment income	2.79	%(c)	6.10%	6.38%	7.36%	9.20%	7.22%

Supplemental Data:

Net assets, end of period (000)	$15,003		$16,382	$17,620	$25,815	$25,313	$14,481
Portfolio turnover rate	61.70	%(c)	105.74%	112.24%	87.78%	126.34%	98.56%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	235

Financial Highlights (continued)
HIGH YIELD FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.91		$7.29	$7.66	$7.18	$5.13	$7.71

Investment operations:
Net investment income(a)	.23		.47	.49	.54	.58	.51
Net realized and unrealized gain (loss)	.31		.69	(.34)	.51	2.06	(2.55)

Total from investment operations	.54		1.16	.15	1.05	2.64	(2.04)

Distributions to shareholders from:
Net investment income	(.24)		(.49)	(.52)	(.57)	(.59)	(.54)
Net realized gain	(.18)		(.05)	—	—	—	—

Total distributions	(.42)		(.54)	(.52)	(.57)	(.59)	(.54)

Net asset value, end of period	$8.03		$7.91	$7.29	$7.66	$7.18	$5.13

Total Return(b)	6.99	%(c)	16.53%	1.78%	14.90%	53.74%	(28.08)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.81	%(c)	1.64%	1.68%	1.78%	1.89%	1.92%

Expenses, including expense reductions and management fee waived	.81	%(c)	1.64%	1.68%	1.78%	1.89%	1.92%

Expenses, excluding expense reductions and management fee waived	.81	%(c)	1.64%	1.70%	1.81%	1.89%	1.92%

Net investment income	2.83	%(c)	6.15%	6.41%	7.21%	8.94%	7.25%

Supplemental Data:

Net assets, end of period (000)	$317,601		$295,309	$182,994	$136,810	$74,949	$17,882
Portfolio turnover rate	61.70	%(c)	105.74%	112.24%	87.78%	126.34%	98.56%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

236	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.94		$7.32	$7.68	$7.21	$5.15	$7.74

Investment operations:
Net investment income(a)	.26		.53	.55	.60	.65	.58
Net realized and unrealized gain (loss)	.31		.70	(.33)	.51	2.05	(2.57)

Total from investment operations	.57		1.23	.22	1.11	2.70	(1.99)

Distributions to shareholders from:
Net investment income	(.27)		(.56)	(.58)	(.64)	(.64)	(.60)
Net realized gain	(.18)		(.05)	—	—	—	—

Total distributions	(.45)		(.61)	(.58)	(.64)	(.64)	(.60)

Net asset value, end of period	$8.06		$7.94	$7.32	$7.68	$7.21	$5.15

Total Return(b)	7.39	%(c)	17.38%	2.74%	15.88%	54.89%	(27.40)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.41	%(c)	.86%	.87%	.88%	.96%	1.04%

Expenses, including expense reductions and management fee waived	.41	%(c)	.86%	.87%	.88%	.96%	1.04%

Expenses, excluding expense reductions and management fee waived	.41	%(c)	.86%	.89%	.91%	.96%	1.04%

Net investment income	3.21	%(c)	6.93%	7.20%	7.88%	9.52%	8.79%

Supplemental Data:

Net assets, end of period (000)	$340,201		$340,845	$207,689	$121,144	$23,471	$279
Portfolio turnover rate	61.70	%(c)	105.74%	112.24%	87.78%	126.34%	98.56%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	237

Financial Highlights (continued)
HIGH YIELD FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.98		$7.35	$7.73	$7.25	$5.17	$7.77

Investment operations:
Net investment income(a)	.26		.55	.57	.63	.65	.59
Net realized and unrealized gain (loss)	.32		.70	(.36)	.50	2.08	(2.58)

Total from investment operations	.58		1.25	.21	1.13	2.73	(1.99)

Distributions to shareholders from:
Net investment income	(.27)		(.57)	(.59)	(.65)	(.65)	(.61)
Net realized gain	(.18)		(.05)	—	—	—	—

Total distributions	(.45)		(.62)	(.59)	(.65)	(.65)	(.61)

Net asset value, end of period	$8.11		$7.98	$7.35	$7.73	$7.25	$5.17

Total Return(b)	7.56	%(c)	17.61%	2.63%	16.16%	55.20%	(27.33)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.37	%(c)	.76%	.77%	.78%	.92%	.92%

Expenses, including expense reductions and management fee waived	.37	%(c)	.76%	.77%	.78%	.92%	.92%

Expenses, excluding expense reductions and management fee waived	.37	%(c)	.76%	.78%	.81%	.92%	.92%

Net investment income	3.27	%(c)	7.06%	7.34%	8.30%	10.28%	8.26%

Supplemental Data:

Net assets, end of period (000)	$955,144		$821,545	$657,158	$508,348	$360,431	$240,587
Portfolio turnover rate	61.70	%(c)	105.74%	112.24%	87.78%	126.34%	98.56%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

238	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.05		$7.42	$7.79	$7.31	$5.21	$7.83

Investment operations:
Net investment income(a)	.25		.52	.54	.60	.63	.56
Net realized and unrealized gain (loss)	.32		.70	(.34)	.50	2.09	(2.60)

Total from investment operations	.57		1.22	.20	1.10	2.72	(2.04)

Distributions to shareholders from:
Net investment income	(.26)		(.54)	(.57)	(.62)	(.62)	(.58)
Net realized gain	(.18)		(.05)	—	—	—	—

Total distributions	(.44)		(.59)	(.57)	(.62)	(.62)	(.58)

Net asset value, end of period	$8.18		$8.05	$7.42	$7.79	$7.31	$5.21

Total Return(b)	7.15	%(c)	17.15%	2.35%	15.43%	54.68%	(27.73)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.59	%(c)	1.21%	1.22%	1.23%	1.35%	1.37%

Expenses, including expense reductions and management fee waived	.59	%(c)	1.21%	1.22%	1.23%	1.35%	1.37%

Expenses, excluding expense reductions and management fee waived	.59	%(c)	1.21%	1.24%	1.26%	1.35%	1.37%

Net investment income	3.05	%(c)	6.62%	6.91%	7.84%	9.68%	7.81%

Supplemental Data:

Net assets, end of period (000)	$1,573		$1,399	$1,088	$936	$541	$185
Portfolio turnover rate	61.70	%(c)	105.74%	112.24%	87.78%	126.34%	98.56%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	239

Financial Highlights (continued)
HIGH YIELD FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.00		$7.37	$7.74	$7.26	$5.18	$7.75

Investment operations:
Net investment income(a)	.24		.50	.53	.58	.63	.58
Net realized and unrealized gain (loss)	.31		.70	(.35)	.51	2.06	(2.58)

Total from investment operations	.55		1.20	.18	1.09	2.69	(2.00)

Distributions to shareholders from:
Net investment income	(.25)		(.52)	(.55)	(.61)	(.61)	(.57)
Net realized gain	(.18)		(.05)	—	—	—	—

Total distributions	(.43)		(.57)	(.55)	(.61)	(.61)	(.57)

Net asset value, end of period	$8.12		$8.00	$7.37	$7.74	$7.26	$5.18

Total Return(b)	7.10	%(c)	16.90%	2.17%	15.48%	54.20%	(27.47)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.66	%(c)	1.36%	1.37%	1.38%	1.47%	1.04%

Expenses, including expense reductions and management fee waived	.66	%(c)	1.36%	1.37%	1.38%	1.47%	1.04%

Expenses, excluding expense reductions and management fee waived	.66	%(c)	1.36%	1.39%	1.41%	1.47%	1.05%

Net investment income	2.97	%(c)	6.48%	6.77%	7.64%	9.19%	8.16%

Supplemental Data:

Net assets, end of period (000)	$4,394		$3,471	$3,012	$1,953	$594	$9
Portfolio turnover rate	61.70	%(c)	105.74%	112.24%	87.78%	126.34%	98.56%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

240	See Notes to Financial Statements.

Financial Highlights (concluded)
HIGH YIELD FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.99		$7.36	$7.74	$7.26	$5.18	$7.75

Investment operations:
Net investment income(a)	.24		.51	.53	.58	.64	.58
Net realized and unrealized gain (loss)	.32		.70	(.35)	.51	2.06	(2.57)

Total from investment operations	.56		1.21	.18	1.09	2.70	(1.99)

Distributions to shareholders from:
Net investment income	(.25)		(.53)	(.56)	(.61)	(.62)	(.58)
Net realized gain	(.18)		(.05)	—	—	—	—

Total distributions	(.43)		(.58)	(.56)	(.61)	(.62)	(.58)

Net asset value, end of period	$8.12		$7.99	$7.36	$7.74	$7.26	$5.18

Total Return(b)	7.16	%(c)	17.02%	2.27%	15.58%	54.34%	(27.38)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.61	%(c)	1.26%	1.27%	1.28%	1.37%	1.01%

Expenses, including expense reductions and management fee waived	.61	%(c)	1.26%	1.27%	1.28%	1.37%	1.01%

Expenses, excluding expense reductions and management fee waived	.61	%(c)	1.26%	1.29%	1.31%	1.37%	1.02%

Net investment income	3.02	%(c)	6.57%	6.86%	7.70%	9.20%	8.17%

Supplemental Data:

Net assets, end of period (000)	$24,202		$21,540	$14,542	$7,602	$2,246	$7
Portfolio turnover rate	61.70	%(c)	105.74%	112.24%	87.78%	126.34%	98.56%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	241

Financial Highlights
INCOME FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$3.04		$2.84	$2.86	$2.73	$2.09	$2.61

Investment operations:
Net investment income(a)	.06		.12	.14	.15	.15	.14
Net realized and unrealized gain (loss)	(.02)		.25	(.01)	.14	.64	(.53)

Total from investment operations	.04		.37	.13	.29	.79	(.39)

Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.15)	(.16)	(.15)	(.13)
Net realized gain	(.05)		(.02)	—	—	—	—

Total distributions	(.12)		(.17)	(.15)	(.16)	(.15)	(.13)

Net asset value, end of period	$2.96		$3.04	$2.84	$2.86	$2.73	$2.09

Total Return(b)	1.41	%(c)	13.38%	4.64%	10.87%	38.79%	(15.52)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39	%(c)	.80%	.87%	.90%	1.00%	1.00%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.80%	.87%	.90%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.87%	.87%	.90%	1.07%	1.08%

Net investment income	1.89	%(c)	4.20%	4.72%	5.34%	6.10%	5.45%

Supplemental Data:

Net assets, end of period (000)	$1,275,211		$1,163,458	$771,559	$688,876	$584,884	$398,305
Portfolio turnover rate	134.44	%(c)	265.29%	149.28%	158.33%	297.38%	393.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

242	See Notes to Financial Statements.

Financial Highlights (continued)
INCOME FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$3.04		$2.84	$2.86	$2.73	$2.09	$2.61

Investment operations:
Net investment income(a)	.05		.10	.11	.13	.13	.12
Net realized and unrealized gain (loss)	(.01)		.24	— (b)	.14	.64	(.52)

Total from investment operations	.04		.34	.11	.27	.77	(.40)

Distributions to shareholders from:
Net investment income	(.06)		(.12)	(.13)	(.14)	(.13)	(.12)
Net realized gain	(.05)		(.02)	—	—	—	—

Total distributions	(.11)		(.14)	(.13)	(.14)	(.13)	(.12)

Net asset value, end of period	$2.97		$3.04	$2.84	$2.86	$2.73	$2.09

Total Return(c)	1.35	%(d)	12.50%	3.82%	10.03%	37.91%	(16.10)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.79	%(d)	1.60%	1.67%	1.68%	1.65%	1.65%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.79	%(d)	1.60%	1.67%	1.68%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83	%(d)	1.67%	1.67%	1.68%	1.72%	1.73%

Net investment income	1.50	%(d)	3.46%	3.95%	4.62%	5.45%	4.80%

Supplemental Data:

Net assets, end of period (000)	$13,084		$14,751	$16,213	$21,806	$26,942	$19,158
Portfolio turnover rate	134.44	%(d)	265.29%	149.28%	158.33%	297.38%	393.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	243

Financial Highlights (continued)
INCOME FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$3.05		$2.85	$2.87	$2.74	$2.10	$2.62

Investment operations:
Net investment income(a)	.05		.10	.12	.13	.13	.12
Net realized and unrealized gain (loss)	(.01)		.25	(.01)	.13	.64	(.52)

Total from investment operations	.04		.35	.11	.26	.77	(.40)

Distributions to shareholders from:
Net investment income	(.06)		(.13)	(.13)	(.13)	(.13)	(.12)
Net realized gain	(.05)		(.02)	—	—	—	—

Total distributions	(.11)		(.15)	(.13)	(.13)	(.13)	(.12)

Net asset value, end of period	$2.98		$3.05	$2.85	$2.87	$2.74	$2.10

Total Return(b)	1.40	%(c)	12.60%	3.94%	10.09%	37.80%	(16.01)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(c)	1.46%	1.55%	1.58%	1.65%	1.65%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.73	%(c)	1.46%	1.55%	1.58%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(c)	1.53%	1.55%	1.59%	1.72%	1.73%

Net investment income	1.54	%(c)	3.52%	4.04%	4.60%	5.32%	4.81%

Supplemental Data:

Net assets, end of period (000)	$415,085		$380,364	$215,051	$172,083	$107,068	$40,221
Portfolio turnover rate	134.44	%(c)	265.29%	149.28%	158.33%	297.38%	393.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

244	See Notes to Financial Statements.

Financial Highlights (continued)
INCOME FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$3.04		$2.83	$2.86	$2.73	$2.09	$2.61

Investment operations:
Net investment income(a)	.06		.13	.14	.15	.15	.15
Net realized and unrealized gain (loss)	(.02)		.25	(.02)	.14	.64	(.53)

Total from investment operations	.04		.38	.12	.29	.79	(.38)

Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.15)	(.16)	(.15)	(.14)
Net realized gain	(.05)		(.02)	—	—	—	—

Total distributions	(.12)		(.17)	(.15)	(.16)	(.15)	(.14)

Net asset value, end of period	$2.96		$3.04	$2.83	$2.86	$2.73	$2.09

Total Return(b)	1.46	%(c)	13.48%	4.73%	10.98%	39.15%	(15.31)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(c)	.70%	.77%	.77%	.75%	.74%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.70%	.77%	.77%	.75%	.74%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.38	%(c)	.77%	.77%	.77%	.81%	.81%

Net investment income	1.93	%(c)	4.25%	4.76%	5.29%	6.03%	6.19%

Supplemental Data:

Net assets, end of period (000)	$476,063		$469,257	$199,531	$100,874	$28,302	$141
Portfolio turnover rate	134.44	%(c)	265.29%	149.28%	158.33%	297.38%	393.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	245

Financial Highlights (continued)
INCOME FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$3.04		$2.84	$2.85	$2.72	$2.09	$2.61

Investment operations:
Net investment income(a)	.06		.13	.14	.15	.16	.15
Net realized and unrealized gain (loss)	(.02)		.24	.01	.14	.63	(.53)

Total from investment operations	.04		.37	.15	.29	.79	(.38)

Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.16)	(.16)	(.16)	(.14)
Net realized gain	(.05)		(.02)	—	—	—	—

Total distributions	(.12)		(.17)	(.16)	(.16)	(.16)	(.14)

Net asset value, end of period	$2.96		$3.04	$2.84	$2.85	$2.72	$2.09

Total Return(b)	1.51	%(c)	13.60%	5.20%	11.12%	38.74%	(15.19)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(c)	.60%	.67%	.68%	.65%	.65%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.29	%(c)	.60%	.67%	.68%	.65%	.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.67%	.67%	.68%	.72%	.72%

Net investment income	1.98	%(c)	4.41%	4.88%	5.47%	6.46%	5.86%

Supplemental Data:

Net assets, end of period (000)	$87,259		$83,794	$49,234	$21,101	$1,024	$651
Portfolio turnover rate	134.44	%(c)	265.29%	149.28%	158.33%	297.38%	393.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

246	See Notes to Financial Statements.

Financial Highlights (continued)
INCOME FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30				7/2/2008(a) to 11/30/2008

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$3.07		$2.86	$2.88	$2.75	$2.09	$2.58

Investment operations:
Net investment income(b)	.05		.11	.13	.16	.16	.06
Net realized and unrealized gain (loss)	(.01)		.26	(.01)	.14	.64	(.49)

Total from investment operations	.04		.37	.12	.30	.80	(.43)

Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.14)	(.17)	(.14)	(.06)
Net realized gain	(.05)		(.02)	—	—	—	—

Total distributions	(.12)		(.16)	(.14)	(.17)	(.14)	(.06)

Net asset value, end of period	$2.99		$3.07	$2.86	$2.88	$2.75	$2.09

Total Return(c)	1.22	%(d)	13.25%	4.24%	11.03%	39.46%	(17.03	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(d)	1.18%	1.27%	.72%	.63%	.48	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.18%	1.27%	.72%	.63%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.27%	1.27%	.73%	.70%	.54	%(d)

Net investment income	1.68	%(d)	3.71%	4.37%	5.54%	6.50%	2.41	%(d)

Supplemental Data:

Net assets, end of period (000)	$2,692		$1,248	$314	$13	$12	$8
Portfolio turnover rate	134.44	%(d)	265.29%	149.28%	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	247

Financial Highlights (concluded)
INCOME FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30				7/2/2008(a) to 11/30/2008

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$3.05		$2.85	$2.87	$2.73	$2.09	$2.58

Investment operations:
Net investment income(b)	.05		.12	.13	.14	.15	.06
Net realized and unrealized gain (loss)	(.01)		.24	(.01)	.15	.64	(.49)

Total from investment operations	.04		.36	.12	.29	.79	(.43)

Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.14)	(.15)	(.15)	(.06)
Net realized gain	(.05)		(.02)	—	—	—	—

Total distributions	(.12)		(.16)	(.14)	(.15)	(.15)	(.06)

Net asset value, end of period	$2.97		$3.05	$2.85	$2.87	$2.73	$2.09

Total Return(c)	1.27	%(d)	13.05%	4.36%	10.97%	38.65%	(16.99	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(d)	1.07%	1.15%	1.17%	1.11%	.45	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.53	%(d)	1.07%	1.15%	1.17%	1.11%	.45	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.16%	1.15%	1.18%	1.18%	.50	%(d)

Net investment income	1.74	%(d)	3.87%	4.43%	4.83%	5.87%	2.45	%(d)

Supplemental Data:

Net assets, end of period (000)	$24,064		$14,927	$3,231	$1,340	$114	$8
Portfolio turnover rate	134.44	%(d)	265.29%	149.28%	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

248	See Notes to Financial Statements.

Financial Highlights
INFLATION FOCUSED FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30/2012	4/20/2011(a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.92		$14.31	$15.00

Investment operations:
Net investment income(b)	.13		.34	.22
Net realized and unrealized gain (loss)	(.29)		.83	(.56)

Total from investment operations	(.16)		1.17	(.34)

Distributions to shareholders from:
Net investment income	(.25)		(.56)	(.35)

Net asset value, end of period	$14.51		$14.92	$14.31

Total Return(c)	(1.08	)%(d)	8.33%	(2.26	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.36	%(d)	.75%	.78	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.36	%(d)	.75%	.78	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.36	%(d)	.76%	1.02	%(e)

Net investment income	.89	%(d)	2.31%	2.30	%(e)

Supplemental Data:

Net assets, end of period (000)	$529,722		$275,039	$101,695
Portfolio turnover rate	35.72	%(d)	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	249

Financial Highlights (continued)
INFLATION FOCUSED FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30/2012	4/20/2011(a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.94		$14.33	$15.00

Investment operations:
Net investment income(b)	.08		.22	.16
Net realized and unrealized gain (loss)	(.28)		.84	(.56)

Total from investment operations	(.20)		1.06	(.40)

Distributions to shareholders from:
Net investment income	(.20)		(.45)	(.27)

Net asset value, end of period	$14.54		$14.94	$14.33

Total Return(c)	(1.38	)%(d)	7.49%	(2.65	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(d)	1.53%	1.49	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(d)	1.53%	1.49	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(d)	1.54%	1.66	%(e)

Net investment income	.51	%(d)	1.52%	1.68	%(e)

Supplemental Data:

Net assets, end of period (000)	$155,632		$70,624	$17,226
Portfolio turnover rate	35.72	%(d)	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

250	See Notes to Financial Statements.

Financial Highlights (continued)
INFLATION FOCUSED FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30/2012	4/20/2011(a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.93		$14.32	$15.00

Investment operations:
Net investment income(b)	.14		.34	.23
Net realized and unrealized gain (loss)	(.28)		.84	(.55)

Total from investment operations	(.14)		1.18	(.32)

Distributions to shareholders from:
Net investment income	(.26)		(.57)	(.36)

Net asset value, end of period	$14.53		$14.93	$14.32

Total Return(c)	(.96	)%(d)	8.43%	(2.17	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(d)	.65%	.64	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.31	%(d)	.65%	.64	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.31	%(d)	.66%	.83	%(e)

Net investment income	.93	%(d)	2.35%	2.52	%(e)

Supplemental Data:

Net assets, end of period (000)	$344,314		$153,471	$15,124
Portfolio turnover rate	35.72	%(d)	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	251

Financial Highlights (continued)
INFLATION FOCUSED FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30/2012	4/20/2011(a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.92		$14.30	$15.00

Investment operations:
Net investment income(b)	.14		.36	.25
Net realized and unrealized gain (loss)	(.28)		.85	(.57)

Total from investment operations	(.14)		1.21	(.32)

Distributions to shareholders from:
Net investment income	(.27)		(.59)	(.38)

Net asset value, end of period	$14.51		$14.92	$14.30

Total Return(c)	(.99	)%(d)	8.64%	(2.17	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.26	%(d)	.55%	.57	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.26	%(d)	.55%	.57	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.26	%(d)	.56%	.85	%(e)

Net investment income	.96	%(d)	2.49%	2.63	%(e)

Supplemental Data:

Net assets, end of period (000)	$45,135		$9,055	$1,159
Portfolio turnover rate	35.72	%(d)	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

252	See Notes to Financial Statements.

Financial Highlights (continued)
INFLATION FOCUSED FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30/2012	4/20/2011(a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.92		$14.31	$15.00

Investment operations:
Net investment income(b)	.10		.36	.18
Net realized and unrealized gain (loss)	(.29)		.84	(.54)

Total from investment operations	(.19)		1.20	(.36)

Distributions to shareholders from:
Net investment income	(.22)		(.59)	(.33)

Net asset value, end of period	$14.51		$14.92	$14.31

Total Return(c)	(1.27	)%(d)	8.56%	(2.42	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(d)	.64%	1.29	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(d)	.64%	1.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.09%	6.08	%(e)

Net investment income	.71	%(d)	2.47%	1.70	%(e)

Supplemental Data:

Net assets, end of period (000)	$64		$29	$10
Portfolio turnover rate	35.72	%(d)	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	253

Financial Highlights (concluded)
INFLATION FOCUSED FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30/2012	4/20/2011(a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.92		$14.31	$15.00

Investment operations:
Net investment income(b)	.11		.34	.19
Net realized and unrealized gain (loss)	(.29)		.83	(.54)

Total from investment operations	(.18)		1.17	(.35)

Distributions to shareholders from:
Net investment income	(.23)		(.56)	(.34)

Net asset value, end of period	$14.51		$14.92	$14.31

Total Return(c)	(1.21	)%(d)	8.37%	(2.36	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.51	%(d)	.82%	1.19	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.51	%(d)	.82%	1.19	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51	%(d)	1.05%	5.98	%(e)

Net investment income	.77	%(d)	2.31%	1.80	%(e)

Supplemental Data:

Net assets, end of period (000)	$42		$28	$10
Portfolio turnover rate	35.72	%(d)	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

254	See Notes to Financial Statements.

Financial Highlights
SHORT DURATION INCOME FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.65		$4.53	$4.64	$4.57	$3.97	$4.35

Investment operations:
Net investment income(a)	.05		.13	.15	.17	.20	.20
Net realized and unrealized gain (loss)	—		.18	(.03)	.12	.62	(.38)

Total from investment operations	.05		.31	.12	.29	.82	(.18)

Distributions to shareholders from:
Net investment income	(.08)		(.19)	(.20)	(.20)	(.22)	(.20)
Net realized gain	—	(b)	—	(.03)	(.02)	—	—

Total distributions	(.08)		(.19)	(.23)	(.22)	(.22)	(.20)

Net asset value, end of period	$4.62		$4.65	$4.53	$4.64	$4.57	$3.97

Total Return(c)	1.20	%(d)	6.91%	2.58%	6.38%	21.30%	(4.57)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.28	%(d)	.59%	.59%	.60%	.68%	.80%

Expenses, including expense reductions and expenses reimbursed	.28	%(d)	.58%	.59%	.60%	.68%	.79%

Expenses, excluding expense reductions and expenses reimbursed	.28	%(d)	.59%	.59%	.60%	.68%	.80%

Net investment income	1.15	%(d)	2.84%	3.18%	3.63%	4.53%	4.67%

Supplemental Data:

Net assets, end of period (000)	$13,276,329		$11,281,965	$7,174,057	$5,280,795	$2,117,058	$194,420
Portfolio turnover rate	40.45	%(d)	92.83%	113.45%	143.47%	162.91%	208.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	255

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.65		$4.53	$4.65	$4.58	$3.97	$4.35

Investment operations:
Net investment income(a)	.04		.10	.11	.14	.17	.17
Net realized and unrealized gain (loss)	.01		.17	(.03)	.11	.62	(.38)

Total from investment operations	.05		.27	.08	.25	.79	(.21)

Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.17)	(.16)	(.18)	(.17)
Net realized gain	—	(b)	—	(.03)	(.02)	—	—

Total distributions	(.07)		(.15)	(.20)	(.18)	(.18)	(.17)

Net asset value, end of period	$4.63		$4.65	$4.53	$4.65	$4.58	$3.97

Total Return(c)	1.02	%(d)	6.07%	1.56%	5.56%	20.34%	(5.01)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.68	%(d)	1.39%	1.39%	1.40%	1.48%	1.54%

Expenses, including expense reductions and expenses reimbursed	.68	%(d)	1.39%	1.39%	1.40%	1.48%	1.54%

Expenses, excluding expense reductions and expenses reimbursed	.68	%(d)	1.39%	1.39%	1.40%	1.48%	1.61%

Net investment income	.76	%(d)	2.11%	2.42%	2.94%	3.96%	3.96%

Supplemental Data:

Net assets, end of period (000)	$34,752		$38,596	$42,947	$49,948	$39,422	$12,756
Portfolio turnover rate	40.45	%(d)	92.83%	113.45%	143.47%	162.91%	208.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

256	See Notes to Financial Statements.

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.67		$4.55	$4.67	$4.60	$3.99	$4.37

Investment operations:
Net investment income(a)	.04		.10	.11	.13	.17	.17
Net realized and unrealized gain (loss)	.01		.18	(.03)	.13	.62	(.38)

Total from investment operations	.05		.28	.08	.26	.79	(.21)

Distributions to shareholders from:
Net investment income	(.07)		(.16)	(.17)	(.17)	(.18)	(.17)
Net realized gain	—	(b)	—	(.03)	(.02)	—	—

Total distributions	(.07)		(.16)	(.20)	(.19)	(.18)	(.17)

Net asset value, end of period	$4.65		$4.67	$4.55	$4.67	$4.60	$3.99

Total Return(c)	1.08	%(d)	6.17%	1.63%	5.55%	20.21%	(4.98)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.63	%(d)	1.27%	1.32%	1.37%	1.48%	1.54%

Expenses, including expense reductions and expenses reimbursed	.63	%(d)	1.27%	1.32%	1.37%	1.48%	1.54%

Expenses, excluding expense reductions and expenses reimbursed	.63	%(d)	1.27%	1.32%	1.37%	1.48%	1.61%

Net investment income	.80	%(d)	2.16%	2.46%	2.85%	3.69%	3.94%

Supplemental Data:

Net assets, end of period (000)	$8,324,024		$7,254,175	$4,608,098	$3,499,490	$1,154,440	$67,249
Portfolio turnover rate	40.45	%(d)	92.83%	113.45%	143.47%	162.91%	208.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	257

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.64		$4.52	$4.64	$4.57	$3.96	$4.34

Investment operations:
Net investment income(a)	.06		.13	.15	.17	.20	.20
Net realized and unrealized gain (loss)	.01		.18	(.03)	.12	.63	(.37)

Total from investment operations	.07		.31	.12	.29	.83	(.17)

Distributions to shareholders from:
Net investment income	(.09)		(.19)	(.21)	(.20)	(.22)	(.21)
Net realized gain	—	(b)	—	(.03)	(.02)	—	—

Total distributions	(.09)		(.19)	(.24)	(.22)	(.22)	(.21)

Net asset value, end of period	$4.62		$4.64	$4.52	$4.64	$4.57	$3.96

Total Return(c)	1.47	%(d)	7.02%	2.45%	6.48%	21.42%	(4.21)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.23	%(d)	.49%	.49%	.50%	.58%	.61%

Expenses, including expense reductions and expenses reimbursed	.23	%(d)	.49%	.49%	.50%	.58%	.61%

Expenses, excluding expense reductions and expenses reimbursed	.23	%(d)	.49%	.49%	.50%	.58%	.64%

Net investment income	1.19	%(d)	2.93%	3.27%	3.70%	4.55%	4.94%

Supplemental Data:

Net assets, end of period (000)	$8,724,542		$7,293,545	$3,853,610	$2,382,845	$499,721	$1,644
Portfolio turnover rate	40.45	%(d)	92.83%	113.45%	143.47%	162.91%	208.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

258	See Notes to Financial Statements.

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.64		$4.52	$4.64	$4.57	$3.96	$4.35

Investment operations:
Net investment income(a)	.06		.14	.15	.18	.21	.21
Net realized and unrealized gain (loss)	.01		.18	(.03)	.12	.63	(.37)

Total from investment operations	.07		.32	.12	.30	.84	(.16)

Distributions to shareholders from:
Net investment income	(.09)		(.20)	(.21)	(.21)	(.23)	(.23)
Net realized gain	—	(b)	—	(.03)	(.02)	—	—

Total distributions	(.09)		(.20)	(.24)	(.23)	(.23)	(.23)

Net asset value, end of period	$4.62		$4.64	$4.52	$4.64	$4.57	$3.96

Total Return(c)	1.52	%(d)	7.12%	2.55%	6.59%	21.57%	(3.92)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.18	%(d)	.39%	.39%	.40%	.49%	.55%

Expenses, including expense reductions and expenses reimbursed	.18	%(d)	.39%	.39%	.40%	.49%	.54%

Expenses, excluding expense reductions and expenses reimbursed	.18	%(d)	.39%	.39%	.40%	.49%	.63%

Net investment income	1.24	%(d)	2.99%	3.35%	3.82%	4.66%	4.99%

Supplemental Data:

Net assets, end of period (000)	$2,413,056		$1,888,389	$642,022	$252,030	$65,851	$488
Portfolio turnover rate	40.45	%(d)	92.83%	113.45%	143.47%	162.91%	208.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	259

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30			7/21/2009(a) to 11/30/2009

			2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.65		$4.53	$4.64	$4.58	$4.46

Investment operations:
Net investment income(b)	.04		.11	.13	.15	.06
Net realized and unrealized gain (loss)	.01		.18	(.03)	.11	.14

Total from investment operations	.05		.29	.10	.26	.20

Distributions to shareholders from:
Net investment income	(.08)		(.17)	(.18)	(.18)	(.08)
Net realized gain	—	(c)	—	(.03)	(.02)	—

Total distributions	(.08)		(.17)	(.21)	(.20)	(.08)

Net asset value, end of period	$4.62		$4.65	$4.53	$4.64	$4.58

Total Return(d)	1.01	%(e)	6.49%	2.18%	5.73%	4.56	%(e)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.48	%(e)	.99%	.99%	1.00%	.72	%(f)

Expenses, including expense reductions and expenses reimbursed	.48	%(e)	.99%	.99%	1.00%	.72	%(f)

Expenses, excluding expense reductions and expenses reimbursed	.48	%(e)	.99%	.99%	1.00%	.90	%(f)

Net investment income	.96	%(e)	2.45%	2.78%	3.21%	3.42	%(f)

Supplemental Data:

Net assets, end of period (000)	$ 11,537		$10,575	$4,883	$1,613	$256
Portfolio turnover rate	40.45	%(e)	92.83%	113.45%	143.47%	162.91%

(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

260	See Notes to Financial Statements.

Financial Highlights (concluded)
SHORT DURATION INCOME FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30			7/21/2009(a) to 11/30/2009

			2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.65		$4.53	$4.65	$4.58	$4.46

Investment operations:
Net investment income(b)	.05		.12	.13	.15	.07
Net realized and unrealized gain (loss)	.01		.18	(.03)	.13	.13

Total from investment operations	.06		.30	.10	.28	.20

Distributions to shareholders from:
Net investment income	(.08)		(.18)	(.19)	(.19)	(.08)
Net realized gain	—	(c)	—	(.03)	(.02)	—

Total distributions	(.08)		(.18)	(.22)	(.21)	(.08)

Net asset value, end of period	$4.63		$4.65	$4.53	$4.65	$4.58
Total Return(d)	1.28	%(e)	6.61%	2.09%	6.07%	4.53	%(e)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.43	%(e)	.88%	.87%	.90%	.98	%(f)

Expenses, including expense reductions and expenses reimbursed	.43	%(e)	.88%	.87%	.90%	.98	%(f)

Expenses, excluding expense reductions and expenses reimbursed	.43	%(e)	.88%	.87%	.90%	.99	%(f)

Net investment income	1.00	%(e)	2.53%	2.94%	3.28%	3.95	%(f)

Supplemental Data:

Net assets, end of period (000)	$78,935		$53,635	$17,885	$12,586	$2,008
Portfolio turnover rate	40.45	%(e)	92.83%	113.45%	143.47%	162.91%

(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.	261

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of twelve funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes

Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, I, R2 and R3
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, P, R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Income Fund and Short Duration Income Fund have not issued Class P shares.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

262

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

263

Notes to Financial Statements (unaudited)(continued)

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2009 through November 30, 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the

264

Notes to Financial Statements (unaudited)(continued)

difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2013, Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open forward foreign currency exchange contracts.

(h)

Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2013, Floating Rate Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(i)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)

Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

265

Notes to Financial Statements (unaudited)(continued)

(l)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)

Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2013, the following Funds had unfunded loan commitments:

266

Notes to Financial Statements (unaudited)(continued)

Security Name	Fund Name

	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Constellation Brands, Inc.
Bridge Term Loan	$27,000,000	$19,000,000	$1,900,000	$ 750,000	$26,800,000
Diamond Foods, Inc.
Revolver	1,810,916	1,275,062	182,549	28,824	2,309,565
Gardner Denver, Inc.
Bridge Term Loan	7,500,000	18,750,000	1,500,000	450,000	12,200,000
H.J. Heinz Co. 2nd Lien
Bridge Term Loan	10,000,000	16,500,000	—	—	—
ROC Finance LLC 18 Month
Delayed Draw Term
Loan B	533,333	—	—	—	—

Total	$46,844,249	$55,525,062	$3,582,549	$1,228,824	$41,309,565

(n)

Inflation–Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(o)

Credit Default Swaps–Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Inflation Focused Fund and Short Duration

267

Notes to Financial Statements (unaudited)(continued)

Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(p)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

268

Notes to Financial Statements (unaudited)(continued)

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2013, and if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(q)

Disclosures about Derivative Instruments and Hedging Activities–Each Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Floating Rate Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2013 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2013 (as described in note 2(n)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the six months ended May 31, 2013 (as described in note 2(o)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the

269

Notes to Financial Statements (unaudited)(continued)

event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of May 31, 2013, each Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Convertible Fund		Floating Rate Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(3)	$—	$—	$136,899	$—	$136,899
Forward Foreign Currency Exchange Contracts(1)	28,387	28,387	—	80,728	80,728
Total	$28,387	$28,387	$136,899	$80,728	$217,627

Liability Derivatives
Futures Contracts(3)	$—	$—	$—	$—	$—
Forward Foreign Currency Exchange Contracts(2)	—	—	—	12,686	12,686
Total	$—	$—	$—	$12,686	$12,686

	High Yield Fund		Income Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(3)	$—	$—	$2,065,914	$—	$2,065,914
Forward Foreign Currency Exchange Contracts(1)	654,498	654,498	—	2,655,684	2,655,684
Total	$654,498	$654,498	$2,065,914	$2,655,684	$4,721,598

Liability Derivatives
Futures Contracts(3)	$—	$—	$2,067,809	$—	$2,067,809
Forward Foreign Currency Exchange Contracts(2)	100,236	100,236	—	$9,673,861	$9,673,861
Total	$100,236	$100,236	$2,067,809	$9,673,861	$11,741,670

270

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Fair Value
Futures Contracts(3)	$207,079	$—	$—	$—	$207,079
Forward Foreign Currency Exchange Contracts(1)	—	48,933	—	—	48,933
Credit Default Swaps(4)	—	—	—	146,003	146,003
CPI Swaps(5)	—	—	380,651	—	380,651
Total	$207,079	$48,933	$380,651	$146,003	$782,666

Liability Derivatives
Futures Contracts(3)	$264,919	$—	$—	$—	$264,919
Forward Foreign Currency Exchange Contracts(2)	—	16,826	—	—	16,826
Credit Default Swaps(4)	—	—	—	9,137	9,137
CPI Swaps(6)	—	—	23,490,197	—	23,490,197
Total	$264,919	$16,826	$23,490,197	$9,137	$23,781,079

	Short Duration Income Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Futures Contracts(3)	$6,146,807	$—	$—	$6,146,807
Forward Foreign Currency Exchange Contracts(1)	—	1,841,038	—	1,841,038
Credit Default Swaps(4)	—	—	8,372,229	8,372,229
Total	$6,146,807	$1,841,038	$8,372,229	$16,360,074

Liability Derivatives
Futures Contracts(3)	$7,842,704	$—	$—	$7,842,704
Forward Foreign Currency Exchange Contracts(2)	—	451,459	—	451,459
Credit Default Swaps(4)	—	—	294,794	294,794
Total	$7,842,704	$451,459	$294,794	$8,588,957

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)

Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(4)

Statements of Assets and Liabilities location: Includes unrealized appreciation/depreciation of credit default swaps as reported in the Schedule of Investments. Unrealized appreciation/depreciation comprised of the upfront payment less the swap agreements payable at fair value.

(5)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(6)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.

271

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended May 31, 2013, were as follows:

	Convertible Fund		Floating Rate Fund
	Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$—	$—	$361,723	$—	$361,723
Forward Foreign Currency Exchange Contracts	(88,625)	(88,625)	—	252,228	252,228
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$—	$—	$136,899	$—	$136,899
Forward Foreign Currency Exchange Contracts	83,816	83,816	—	68,042	68,042
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	—	—	68	—	68
Forward Foreign Currency Exchange Contracts(4)	$3,303,084	$3,303,084	$—	$1,596,186	$1,596,186

	High Yield Fund		Income Fund
	Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$—	$—	$3,164,414	$—	$3,164,414
Forward Foreign Currency Exchange Contracts	(824,061)	(824,061)	—	5,712,454	5,712,454
Net Change in Unrealized Appreciation/ Depreciation(2)
Futures Contracts	$—	$—	$896,239	$—	$896,239
Forward Foreign Currency Exchange Contracts	1,427,301	1,427,301	—	(7,952,383)	(7,952,383)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	—	—	4,048	—	4,048
Forward Foreign Currency Exchange Contracts(4)	$89,743,421	$89,743,421	$—	$365,796,189	$365,796,189

272

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$977,675	$—	$—	$—	$977,675
Forward Foreign Currency Exchange Contracts	—	111,865	—	—	111,865
Credit Default Swaps	—	—	—	198,090	198,090
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$44,402	$—	$—	$—	$44,402
Forward Foreign Currency Exchange Contracts	—	34,039	—	—	34,039
Credit Default Swaps	—	—	—	2,841	2,841
CPI Swaps	—	—	(24,183,054)	—	(24,183,054)
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	1,452	—	—	—	1,452
Forward Foreign Currency Exchange Contracts(4)	$—	$5,893,712	$—	$—	$5,893,712
Credit Default Swaps(4)	$—	$—	$—	$17,612,432	$17,612,432
CPI Swaps(4)	$—	$—	$1,573,484,417	$—	$1,573,484,417

	Short Duration Income Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total
Net Realized Gain (Loss) (1)
Futures Contracts	$31,494,424	$—	$—	$31,494,424
Forward Foreign Currency Exchange Contracts	—	2,429,489	—	2,429,489
Credit Default Swaps	—	—	11,324,445	11,324,445
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$3,910,602	$—	$—	$3,910,602
Forward Foreign Currency Exchange Contracts	—	2,353,303	—	2,353,303
Credit Default Swaps	—	—	(1,433,719)	(1,433,719)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	53,162	—	—	53,162
Forward Foreign Currency Exchange Contracts(4)	$—	$233,915,741	$—	$233,915,741
Credit Default Swaps(4)	$—	$—	$848,419,490	$848,419,490

273

Notes to Financial Statements (unaudited)(continued)

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2013.
(1)	Statements of Operations location: Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions.
(2)

Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund	Effective April 1, 2013	Prior to April 1, 2013

First $1 billion	.70%	.70%
Next $1 billion	60%	.65%
Over $2 billion	.57%	.60%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Over $1 billion	.55%
Over $2 billion	.50%

Income Fund
First $3 billion	.50%
Over $3 billion	.45%

Inflation Focused Fund
First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended May 31, 2013, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee

Convertible Fund	.65%
Floating Rate Fund	.46%
High Yield Fund	.56%
Income Fund	.42%
Inflation Focused Fund	.40%
Short Duration Income Fund	.25%

274

Notes to Financial Statements (unaudited)(continued)

Effective April 1, 2013 and continuing through March 31, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and fund administration fee, and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed the following annual rates:

Fund	Rate

Convertible Fund(1)	.86%
Income Fund	.58%
Inflation Focused Fund	.55%

(1)

From December 1, 2012 through March 31, 2013, Lord Abbett voluntarily waived a portion of Convertible Fund’s management fee so that the total net annual operating expenses for each class, excluding 12b-1 fees, did not exceed the annual rate of .86%.

For the period April 1, 2012 through March 31, 2013, Lord Abbett contractually agreed to waive all or a portion of High Yield Fund’s management fee and administrative fee, and if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of ..78%. Effective April 1, 2013, Lord Abbett discontinued the contractual waiver.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Convertible Fund, Floating Rate Fund, High Yield Fund, and Short Duration Income Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2013, the percentages of Convertible Fund’s, High Yield Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds

Fund of Funds	Convertible Fund	High Yield Fund	Short Duration Income Fund

Lord Abbett Balanced Strategy Fund	37.31%	11.95%	0.27%
Lord Abbett Diversified Income Strategy Fund	21.38%	9.46%	0.61%
Lord Abbett Growth & Income Strategy Fund	—	6.54%	—
Lord Abbett Global Allocation Fund	—	0.89%	0.01%

275

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan
Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	(1)	Class F	Class P	Class R2	Class R3

Service	.15%	.25%	.25%		—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%		.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2013:

	Distributor Commissions	Dealers’ Concessions

Convertible Fund	$3,067	$20,646
Floating Rate Fund	384,303	2,392,030
High Yield Fund	89,599	633,945
Income Fund	148,909	1,067,569
Inflation Focused Fund	92,026	557,084
Short Duration Income Fund	1,741,523	10,793,517

Distributor received the following amount of CDSCs for the six months ended May 31, 2013:

	Class A	Class C

Convertible Fund	$—	$1,784
Floating Rate Fund	143,963	113,558
High Yield Fund	19,721	35,173
Income Fund	20,946	48,373
Inflation Focused Fund	33,086	58,265
Short Duration Income Fund	1,629,896	1,397,280

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These

276

Notes to Financial Statements (unaudited)(continued)

book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2013 and the fiscal year ended November 30, 2012 was as follows:

	Convertible Fund		Floating Rate Fund

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Ordinary income	$7,971,164	$10,643,349	$106,430,959	$155,621,807

Total distributions paid	$7,971,164	$10,643,349	$106,430,959	$155,621,807

	High Yield Fund		Income Fund

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Ordinary income	$116,026,085	$150,913,653	$71,897,602	$80,758,186
Net long-term capital gains	15,202,146	12,482,112	15,413,651	9,822,882

Total distributions paid	$131,228,231	$163,395,765	$87,311,253	$90,581,068

	Inflation Focused Fund		Short Duration Income Fund

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Ordinary income	$13,296,941	$9,860,885	$535,461,093	$821,811,244

Total distributions paid	$13,296,941	$9,860,885	$535,461,093	$821,811,244

As of November 30, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	2019	Indefinite	Total

Convertible Fund	$13,172,324	$—	$—	$1,128,582	$14,300,906
Floating Rate Fund	—	—	10,378,397	—	10,378,397
Inflation Focused Fund	—	—	—	1,196,229	1,196,229

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

277

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund	High Yield Fund

Tax cost	$460,760,687	$6,183,478,620	$2,426,901,873

Gross unrealized gain	39,214,175	70,189,266	109,084,273
Gross unrealized loss	(5,823,555)	(10,485,275)	(19,730,403)

Net unrealized security gain	$33,390,620	$59,703,991	$89,353,870

	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Tax cost	$2,414,034,081	$1,087,257,423	$32,884,630,559

Gross unrealized gain	74,899,394	4,371,435	220,540,147
Gross unrealized loss	(14,555,412)	(3,449,316)	(107,059,907)

Net unrealized security gain	$60,343,982	$922,119	$113,480,240

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2013 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales

Convertible Fund	$—	$380,963,014	$—	$386,232,933
Floating Rate Fund	—	5,276,641,129	—	3,122,701,740
High Yield Fund	—	1,615,035,635	—	1,475,044,030
Income Fund	2,263,628,793	1,092,626,398	2,288,072,248	820,040,397
Inflation Focused Fund	91,812,041	752,233,679	25,663,284	240,867,602
Short Duration Income Fund	2,595,419,718	15,368,198,703	1,480,336,814	10,000,044,430

*	Includes U.S. Government sponsored enterprises securities.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

278

Notes to Financial Statements (unaudited)(continued)

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2013, there were no loans outstanding pursuant to this Facility, nor was the Facility utilized any time during the six months ended May 31, 2013.

Effective April 1, 2013, the Funds and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Funds and the participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

Subsequent to May 31, 2013, High Yield Fund utilized the Facility from June 5, 2013 through June 12, 2013, with borrowings ranging from $25,000,000 to $50,000,000. The average interest rate during this period was 1.38%, and total interest paid amounted to $12,328. On June 13, 2013, High Yield Fund fully repaid its borrowings to the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities

279

Notes to Financial Statements (unaudited)(continued)

market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of each Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Inflation Focused Fund and Short Duration Income Fund may invest in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored

280

Notes to Financial Statements (unaudited)(continued)

enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Inflation Focused Fund, and to a lesser extent Income Fund and Short Duration Income Fund, may invest in inflation-linked investments, such as Treasury Inflation Protected Securities. Such investments may be vulnerable to changes in expectations of inflation or interest rates.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	942,685	$11,109,396	1,233,378	$13,444,433
Converted from Class B*	17,492	204,475	134,100	1,448,566
Reinvestment of distributions	83,310	945,866	135,762	1,444,739
Shares reacquired	(1,272,996)	(14,943,891)	(3,340,810)	(35,818,226)

Decrease	(229,509)	$(2,684,154)	(1,837,570)	$(19,480,488)

Class B Shares

Shares sold	5,976	$67,242	5,525	$59,343
Reinvestment of distributions	3,010	33,974	5,488	57,797
Shares reacquired	(44,818)	(525,591)	(103,643)	(1,117,964)
Converted to Class A*	(17,529)	(204,475)	(134,486)	(1,448,566)

Decrease	(53,361)	$(628,850)	(227,116)	$(2,449,390)

Class C Shares

Shares sold	176,957	$2,085,393	383,086	$4,132,922
Reinvestment of distributions	40,291	454,002	67,027	707,790
Shares reacquired	(519,800)	(6,027,586)	(1,462,836)	(15,738,375)

Decrease	(302,552)	$(3,488,191)	(1,012,723)	$(10,897,663)

Class F Shares

Shares sold	877,152	$10,344,154	1,561,579	$16,691,462
Reinvestment of distributions	41,876	475,364	71,777	765,135
Shares reacquired	(602,539)	(7,055,080)	(1,702,443)	(18,220,800)

Increase (decrease)	316,489	$3,764,438	(69,087)	$(764,203)

281

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	2,449,110	$29,050,592	12,799,144	$137,177,087
Reinvestment of distributions	485,539	5,534,987	625,722	6,720,657
Shares reacquired	(1,082,635)	(12,520,586)	(2,351,898)	(25,937,369)

Increase	1,852,014	$22,064,993	11,072,968	$117,960,375

Class P Shares

Shares sold	182	$2,130	413	$4,528
Reinvestment of distributions	42	484	61	659
Shares reacquired	(18)	(223)	(435)	(4,800)

Increase	206	$2,391	39	$387

Class R2 Shares

Shares sold	647	$7,555	4,499	$49,016
Reinvestment of distributions	14	165	22	238
Shares reacquired	(2,046)	(23,367)	(1,524)	(16,349)

Increase (decrease)	(1,385)	$(15,647)	2,997	$32,905

Class R3 Shares

Shares sold	24,062	$281,422	32,062	$344,198
Reinvestment of distributions	1,329	15,023	1,896	20,106
Shares reacquired	(21,247)	(248,502)	(23,234)	(252,408)

Increase	4,144	$47,943	10,724	$111,896

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted

Floating Rate Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	125,295,417	$1,191,523,130	66,522,159	$615,366,188
Reinvestment of distributions	4,097,659	38,961,620	5,719,984	52,914,293
Shares reacquired	(33,319,989)	(316,061,201)	(50,350,429)	(462,732,855)

Increase	96,073,087	$914,423,549	21,891,714	$205,547,626

Class C Shares

Shares sold	44,671,226	$425,280,688	22,993,012	$213,361,135
Reinvestment of distributions	1,846,124	17,557,150	3,156,924	29,208,069
Shares reacquired	(9,591,198)	(91,154,757)	(22,816,322)	(210,380,341)

Increase	36,926,152	$351,683,081	3,333,614	$32,188,863

Class F Shares

Shares sold	93,624,795	$889,502,457	51,785,836	$478,195,588
Reinvestment of distributions	2,317,975	22,016,637	3,208,064	29,642,935
Shares reacquired	(23,141,829)	(219,501,466)	(35,722,085)	(328,868,121)

Increase	72,800,941	$692,017,628	19,271,815	$178,970,402

282

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	21,182,944	$201,576,515	21,181,587	$195,482,118
Reinvestment of distributions	686,163	6,528,068	722,366	6,706,996
Shares reacquired	(3,638,891)	(34,637,513)	(24,264,520)	(221,403,955)

Increase (decrease)	18,230,216	$173,467,070	(2,360,567)	$(19,214,841)

Class R2 Shares

Shares sold	18,197	$173,939	42,877	$393,213
Reinvestment of distributions	881	8,384	1,138	10,550
Shares reacquired	(6,060)	(57,695)	(16,317)	(149,471)

Increase	13,018	$124,628	27,698	$254,292

Class R3 Shares

Shares sold	428,512	$4,077,728	209,791	$1,945,531
Reinvestment of distributions	9,921	94,377	8,811	81,585
Shares reacquired	(73,633)	(700,563)	(70,986)	(655,517)

Increase	364,800	$3,471,542	147,616	$1,371,599

High Yield Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	31,149,906	$249,034,892	65,117,977	$498,624,888
Converted from Class B*	131,451	1,051,669	256,751	1,977,923
Reinvestment of distributions	4,856,572	38,557,672	5,585,762	43,064,067
Shares reacquired	(28,946,423)	(231,211,216)	(44,177,499)	(339,946,540)

Increase	7,191,506	$57,433,017	26,782,991	$203,720,338

Class B Shares

Shares sold	34,209	$272,671	142,347	$1,087,030
Reinvestment of distributions	94,701	747,850	137,742	1,054,101
Shares reacquired	(199,844)	(1,595,192)	(368,880)	(2,831,236)
Converted to Class A*	(132,084)	(1,051,669)	(257,766)	(1,977,923)

Decrease	(203,018)	$(1,626,340)	(346,557)	$(2,668,028)

Class C Shares

Shares sold	6,543,989	$52,228,317	17,203,549	$131,792,770
Reinvestment of distributions	1,538,067	12,144,068	1,587,060	12,179,338
Shares reacquired	(5,874,805)	(46,808,623)	(6,572,759)	(50,540,783)

Increase	2,207,251	$17,563,762	12,217,850	$93,431,325

Class F Shares

Shares sold	11,853,973	$94,891,248	31,939,311	$244,268,099
Reinvestment of distributions	1,795,983	14,240,658	2,176,086	16,765,698
Shares reacquired	(14,385,772)	(115,303,111)	(19,580,277)	(151,045,075)

Increase (decrease)	(735,816)	$(6,171,205)	14,535,120	$109,988,722

283

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	24,654,772	$198,540,149	50,421,790	$385,223,130
Reinvestment of distributions	5,647,377	45,038,008	7,836,749	60,628,735
Shares reacquired	(15,400,546)	(124,779,282)	(44,701,602)	(346,713,478)

Increase	14,901,603	$118,798,875	13,556,937	$99,138,387

Class P Shares

Shares sold	29,368	$238,756	36,352	$283,658
Reinvestment of distributions	9,738	78,317	11,750	91,664
Shares reacquired	(20,515)	(165,983)	(21,125)	(165,758)

Increase	18,591	$151,090	26,977	$209,564

Class R2 Shares

Shares sold	200,982	$1,617,246	324,329	$2,515,268
Reinvestment of distributions	2,111	16,884	2,303	17,812
Shares reacquired	(96,063)	(777,088)	(301,504)	(2,349,272)

Increase	107,030	$857,042	25,128	$183,808

Class R3 Shares

Shares sold	682,936	$5,500,069	1,486,655	$11,592,143
Reinvestment of distributions	151,460	1,208,700	172,052	1,332,655
Shares reacquired	(548,141)	(4,410,146)	(938,749)	(7,298,263)

Increase	286,255	$2,298,623	719,958	$5,626,535

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Income Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	99,568,781	$299,541,435	168,295,472	$496,623,416
Converted from Class B*	282,386	848,505	616,697	1,814,450
Reinvestment of distributions	14,530,790	43,456,225	15,649,508	46,098,870
Shares reacquired	(66,930,094)	(201,144,812)	(73,912,006)	(218,068,058)

Increase	47,451,863	$142,701,353	110,649,671	$326,468,678

Class B Shares

Shares sold	149,232	$450,232	644,919	$1,904,818
Reinvestment of distributions	150,777	451,743	222,454	652,903
Shares reacquired	(456,294)	(1,373,075)	(1,115,372)	(3,271,055)
Converted to Class A*	(281,986)	(848,505)	(616,384)	(1,814,450)

Decrease	(438,271)	$(1,319,605)	(864,383)	$(2,527,784)

Class C Shares

Shares sold	26,644,908	$80,535,563	61,210,268	$181,295,587
Reinvestment of distributions	3,602,834	10,835,276	3,315,550	9,813,765
Shares reacquired	(15,429,080)	(46,605,781)	(15,444,228)	(45,745,287)

Increase	14,818,662	$44,765,058	49,081,590	$145,364,065

284

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	55,285,334	$166,337,462	128,878,855	$379,417,471
Reinvestment of distributions	4,491,563	13,432,206	4,032,399	11,902,747
Shares reacquired	(53,560,269)	(160,794,863)	(48,900,678)	(143,967,441)

Increase	6,216,628	$18,974,805	84,010,576	$247,352,777

Class I Shares

Shares sold	9,208,895	$27,671,780	16,731,749	$49,734,811
Reinvestment of distributions	909,607	2,720,046	439,583	1,308,284
Shares reacquired	(8,246,749)	(24,783,309)	(6,965,031)	(20,562,275)

Increase	1,871,753	$5,608,517	10,206,301	$30,480,820

Class R2 Shares

Shares sold	706,847	$2,138,082	416,024	$1,238,736
Reinvestment of distributions	8,651	26,129	3,158	9,501
Shares reacquired	(221,998)	(672,921)	(122,025)	(358,966)

Increase	493,500	$1,491,290	297,157	$889,271

Class R3 Shares

Shares sold	4,369,821	$13,192,535	4,528,451	$13,487,821
Reinvestment of distributions	234,257	703,008	124,565	370,593
Shares reacquired	(1,407,025)	(4,241,993)	(893,545)	(2,649,915)

Increase	3,197,053	$9,653,550	3,759,471	$11,208,499

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Inflation Focused Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	22,317,974	$332,022,857	15,735,919	$231,183,106
Reinvestment of distributions	426,388	6,308,307	356,573	5,223,438
Shares reacquired	(4,680,314)	(69,430,938)	(4,765,860)	(69,468,858)

Increase	18,064,048	$268,900,226	11,326,632	$166,937,686

Class C Shares

Shares sold	6,710,745	$100,030,893	4,003,327	$58,977,649
Reinvestment of distributions	80,878	1,198,061	53,456	785,320
Shares reacquired	(811,355)	(12,032,689)	(533,000)	(7,796,165)

Increase	5,980,268	$89,196,265	3,523,783	$51,966,804

Class F Shares

Shares sold	17,458,248	$259,984,646	10,968,867	$161,375,329
Reinvestment of distributions	219,718	3,252,021	132,258	1,943,633
Shares reacquired	(4,251,146)	(63,004,824)	(1,880,058)	(27,485,592)

Increase	13,426,820	$200,231,843	9,221,067	$135,833,370

285

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	2,825,417	$41,931,163	705,665	$10,410,963
Reinvestment of distributions	15,904	234,653	4,961	72,719
Shares reacquired	(337,801)	(4,982,230)	(184,654)	(2,742,322)

Increase	2,503,520	$37,183,586	525,972	$7,741,360

Class R2 Shares

Shares sold	2,451	$36,454	1,194	$18,023
Reinvestment of distributions	28	424	36	531

Increase	2,479	$36,878	1,230	$18,554

Class R3 Shares

Shares sold	1,013	$15,067	1,446	$21,356
Reinvestment of distributions	37	542	37	553
Shares reacquired	(5)	(80)	(300)	(4,463)

Increase	1,045	$15,529	1,183	$17,446

Short Duration Income Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	937,037,862	$4,354,991,396	1,413,609,115	$6,509,575,986
Converted from Class B*	291,772	1,354,986	679,110	3,123,457
Reinvestment of distributions	42,399,860	196,868,728	65,576,431	302,104,044
Shares reacquired	(535,079,690)	(2,486,245,873)	(636,634,076)	(2,926,088,256)

Increase	444,649,804	$2,066,969,237	843,230,580	$3,888,715,231

Class B Shares

Shares sold	305,243	$1,420,520	891,671	$4,112,324
Reinvestment of distributions	88,818	412,872	216,584	998,681
Shares reacquired	(888,556)	(4,134,145)	(1,610,238)	(7,425,745)
Converted to Class A*	(291,336)	(1,354,986)	(678,257)	(3,123,457)

Decrease	(785,831)	$(3,655,739)	(1,180,240)	$(5,438,197)

Class C Shares

Shares sold	408,089,275	$1,908,390,335	732,558,749	$3,394,548,998
Reinvestment of distributions	20,120,674	94,028,882	31,995,983	148,318,295
Shares reacquired	(189,760,443)	(887,188,273)	(224,715,467)	(1,040,493,584)

Increase	238,449,506	$1,115,230,944	539,839,265	$2,502,373,709

Class F Shares

Shares sold	777,519,359	$3,609,764,608	1,167,184,457	$5,367,416,193
Reinvestment of distributions	21,433,682	99,412,683	31,200,208	143,710,592
Shares reacquired	(480,488,062)	(2,230,704,991)	(479,479,976)	(2,204,806,428)

Increase	318,464,979	$1,478,472,300	718,904,689	$3,306,320,357

286

Notes to Financial Statements (unaudited)(concluded)

Short Duration Income Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	236,990,455	$1,100,370,277	371,332,068	$1,709,447,600
Reinvestment of distributions	6,835,052	31,711,982	7,730,516	35,647,345
Shares reacquired	(127,975,993)	(594,397,251)	(114,274,955)	(525,116,886)

Increase	115,849,514	$537,685,008	264,787,629	$1,219,978,059

Class R2 Shares

Shares sold	877,294	$4,081,103	1,644,655	$7,594,823
Reinvestment of distributions	7,588	35,245	15,879	73,165
Shares reacquired	(664,433)	(3,089,537)	(463,726)	(2,141,277)

Increase	220,449	$1,026,811	1,196,808	$5,526,711

Class R3 Shares

Shares sold	12,185,538	$56,696,447	11,568,551	$53,308,635
Reinvestment of distributions	247,812	1,151,823	274,631	1,268,670
Shares reacquired	(6,900,364)	(32,096,524)	(4,259,363)	(19,652,177)

Increase	5,532,986	$25,751,746	7,583,819	$34,925,128

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirements is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-1 will have on the Funds’ financial statement disclosures.

287

Approval of Advisory Contract

The Board of Trustees of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended September 30, 2012. As to Convertible Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for the nine-month period and below that of the performance universe for the other periods. In addition, as to Convertible Fund, the Board noted that Lord Abbett had agreed to a new fee schedule to the management agreement, effective April 1, 2013. As to Floating Rate Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for the nine-month and one-year periods and below the median for the three-year period. As to each of High

288

Approval of Advisory Contract (continued)

Yield Fund, Inflation Focused Fund, and Short Duration Income Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for each of the periods. As to Income Fund, the Board observed that the investment performance of the Class A shares was above the medians of two performance universes for each of the periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that the expense ratios of some classes were below the medians of the peer group and the expense ratios of other classes were the same as or above the medians of the peer group. As to each of Floating Rate Fund, High Yield Fund, and Inflation Focused Fund, the Board observed that some of the expense ratios were below the medians of the peer group and others were above the medians. As to Income Fund, the Board observed that some of the expense ratios were below the medians of each of two peer groups and others were above the medians. As to Short Duration Income Fund, the Board observed that the expense ratios were below or the same as the medians of the peer groups.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any

289

Approval of Advisory Contract (concluded)

such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

290

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

291

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

Lord Abbett Investment Trust

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Convertible Fund Lord Abbett Floating Rate Fund Lord Abbett High Yield Fund Lord Abbett Income Fund Lord Abbett Inflation Focused Fund Lord Abbett Short Duration Income Fund	LAIT-3-0513 (07/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Balanced Strategy Fund

Diversified Equity Strategy Fund

Diversified Income Strategy Fund

Growth & Income Strategy Fund

For the six-month period ended May 31, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

11	Balanced Strategy Fund

12	Diversified Equity Strategy Fund

13	Diversified Income Strategy Fund

14	Growth & Income Strategy Fund

16	Statements of Assets and Liabilities

20	Statements of Operations

22	Statements of Changes in Net Assets

26	Financial Highlights

58	Notes to Financial Statements

75	Supplemental Information to Shareholders

Lord Abbett Investment Trust Lord Abbett Balanced Strategy Fund,
Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund Semiannual Report
For the six-month period ended May 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2013. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Examples

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 through May 31, 2013).

Actual Expenses

          For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/12 – 5/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Balanced Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/12	5/31/13	12/1/12 - 5/31/13

Class A*
Actual	$1,000.00	$1,113.50	$1.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.40	$1.56
Class B*
Actual	$1,000.00	$1,110.30	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.67	$5.29
Class C*
Actual	$1,000.00	$1,109.00	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.24
Class F*
Actual	$1,000.00	$1,114.40	$0.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.15	$0.81
Class I*
Actual	$1,000.00	$1,115.90	$0.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.65	$0.30
Class P*
Actual	$1,000.00	$1,112.80	$2.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.41	$2.57
Class R2*
Actual	$1,000.00	$1,111.80	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.33
Class R3*
Actual	$1,000.00	$1,112.40	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$2.77

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.05% for Class B, 1.04% for Class C, 0.16% for Class F, 0.06% for Class I, 0.51% for Class P, 0.66% for Class R2 and 0.55% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#	Does not include expenses of the Underlying Funds in which Balanced Strategy Fund invests.
*

The annualized expenses of each class have been restated (0.32% for Class A, 1.07% for Classes B and C, 0.17% for Class F, 0.07% for Class I, 0.52% for Class P, 0.67% for Class R2 and 0.57% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$1.69	$1.61
Class B	$5.63	$5.39
Class C	$5.63	$5.39
Class F	$0.90	$0.86
Class I	$0.37	$0.35
Class P	$2.74	$2.62
Class R2	$3.53	$3.38
Class R3	$3.00	$2.87

3

Balanced Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2013

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	4.47%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	8.23%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.00%
Lord Abbett Investment Trust-Convertible Fund-Class I	11.71%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2.73%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	8.99%
Lord Abbett Investment Trust-High Yield Fund-Class I	18.72%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	14.31%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	15.31%
Lord Abbett Investment Trust-Short Duration Fund-Class I	5.47%
Repurchase Agreement	0.06%
100.00%

*	Represents percent of total investments.

4

Diversified Equity Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/12	5/31/13	12/1/12 - 5/31/13

Class A
Actual	$1,000.00	$1,171.80	$1.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.69	$1.26
Class B
Actual	$1,000.00	$1,167.00	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual	$1,000.00	$1,167.10	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.89
Class F
Actual	$1,000.00	$1,173.00	$0.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,173.10	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,170.90	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class R2
Actual	$1,000.00	$1,169.60	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.95	$3.02
Class R3
Actual	$1,000.00	$1,170.60	$2.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.52

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.97 for Class C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Diversified Equity Strategy Fund invests.

5

Diversified Equity Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2013

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	15.06%
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I	19.98%
Lord Abbett Developing Growth Fund, Inc.-Class I	5.19%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	9.96%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.09%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	9.98%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	11.79%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	7.81%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	10.04%
Repurchase Agreement	0.10%
100.00%

*	Represents percent of total investments.

6

Diversified Income Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/12	5/31/13	12/1/12 - 5/31/13

Class A*
Actual	$1,000.00	$1,072.20	$1.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.40	$1.56
Class B*
Actual	$1,000.00	$1,068.00	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.34
Class C*
Actual	$1,000.00	$1,068.20	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.29
Class F*
Actual	$1,000.00	$1,073.70	$0.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.15	$0.81
Class I*
Actual	$1,000.00	$1,073.80	$0.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.63	$0.30
Class P*
Actual	$1,000.00	$1,071.80	$2.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.52
Class R2*
Actual	$1,000.00	$1,070.20	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.33
Class R3*
Actual	$1,000.00	$1,070.90	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$2.77

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.06% for Class B, 1.05% for Class C, 0.16% for Class F, 0.06% for Class I, 0.50% for Class P, 0.66% for Class R2 and 0.55% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#	Does not include expenses of the Underlying Funds in which Diversified Income Strategy Fund invests.
*

The annualized expenses of each class have been restated (0.32% for Class A, 1.07% for Classes B and C, 0.17% for Class F, 0.07% for Class I, 0.52% for Class P, 0.67% for Class R2 and 0.57% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$1.65	$1.61
Class B	$5.52	$5.39
Class C	$5.52	$5.39
Class F	$0.88	$0.86
Class I	$0.36	$0.35
Class P	$2.69	$2.62
Class R2	$3.46	$3.38
Class R3	$2.94	$2.87

7

Diversified Income Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2013

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	0.90%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	2.25%
Lord Abbett Investment Trust-Convertible Fund-Class I	13.13%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.00%
Lord Abbett Global Fund, Inc.- Emerging Markets Currency Fund-Class I	8.89%
Lord Abbett Investment Trust-High Yield Fund-Class I	28.97%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	9.71%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	8.70%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	24.15%
Repurchase Agreement	0.30%
100.00%

*	Represents percent of total investments.

8

Growth & Income Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/12	5/31/13	12/1/12 - 5/31/13

Class A*
Actual	$1,000.00	$1,128.40	$1.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.40	$1.56
Class B*
Actual	$1,000.00	$1,124.40	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.67	$5.29
Class C*
Actual	$1,000.00	$1,124.70	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24
Class F*
Actual	$1,000.00	$1,129.30	$0.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.15	$0.81
Class I*
Actual	$1,000.00	$1,129.90	$0.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.65	$0.30
Class P*
Actual	$1,000.00	$1,127.50	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.33	$2.62
Class R2*
Actual	$1,000.00	$1,126.20	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.28
Class R3*
Actual	$1,000.00	$1,127.50	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.22	$2.72

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.05% for Class B, 1.04% for Class C, 0.16% for Class F, 0.06% for Class I, 0.52% for Class P, 0.65% for Class R2 and 0.54% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#	Does not include expenses of the Underlying Funds in which Growth & Income Strategy Fund invests.
*

The annualized expenses of each class have been restated (0.32% for Class A, 1.07% for Classes B and C, 0.17% for Class F, 0.07% for Class I, 0.52% for Class P, 0.67% for Class R2 and 0.57% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$1.70	$1.61
Class B	$5.67	$5.39
Class C	$5.67	$5.39
Class F	$0.90	$0.86
Class I	$0.37	$0.35
Class P	$2.76	$2.62
Class R2	$3.55	$3.38
Class R3	$3.02	$2.87

9

Growth & Income Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2013

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	3.74%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7.32%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5.99%
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I	10.21%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2.75%
Lord Abbett Investment Trust-High Yield Fund-Class I	18.73%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	18.57%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	22.69%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6.31%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	3.63%
Repurchase Agreement	0.06%
100.00%

*	Represents percent of total investments.

10

Schedule of Investments (unaudited)
BALANCED STRATEGY FUND May 31, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.90%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	5,131,922	$71,950
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	6,406,767	132,620
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	7,910,916	161,066
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	15,156,252	188,695
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	3,995,111	43,986
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	22,676,143	144,900
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	37,178,374	301,517
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	27,085,997	230,502
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	11,969,946	246,581
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	19,085,530	88,175

Total Investments in Underlying Funds (cost $1,428,332,829)		$1,609,992

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $950,000 of U.S. Treasury Note at 2.50% due 3/31/2015; value: $991,563; proceeds: $967,954 (cost $967,953)	$968	$968

Total Investments in Securities 99.96% (cost $1,429,300,782)		1,610,960

Other Assets in Excess of Liabilities 0.04%		595

Net Assets 100.00%		$1,611,555

(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$1,609,992	$ —	$—	$1,609,992
Repurchase Agreement	—	968	—	968

Total	$1,609,992	$968	$—	$1,610,960

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying Funds.
(3)	There were no level transfers during the period ended May 31, 2013.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)
DIVERSIFIED EQUITY STRATEGY FUND May 31, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.92%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,374,832	$33,295
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(c)	1,263,478	44,171
Lord Abbett Developing Growth Fund, Inc.-Class I*(d)	439,708	11,468
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	1,405,370	22,008
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)	1,218,593	22,300
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund- Class I*(f)	918,004	22,069
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	2,067,307	26,048
Lord Abbett Securities Trust-International Opportunities Fund- Class I(h)	1,137,333	17,253
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(h)	1,115,673	22,191

Total Investments in Underlying Funds (cost $163,265,358)		220,803

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with State Street Bank and Trust Co. collateralized by $235,000 of Federal Home Loan Mortgage Corp. at 2.00% due 1/30/2023; value: $228,213; proceeds: $220,762 (cost $220,762)	$221	$221

Total Investments in Securities 100.02% (cost $163,486,120)		221,024

Liabilities in Excess of Other Assets (0.02)%		(34)

Net Assets 100.00%		$220,990

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$220,803	$ —	$—	$220,803
Repurchase Agreement	—	221	—	221

Total	$220,803	$221	$—	$221,024

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying Funds.
(3)	There were no level transfers during the period ended May 31, 2013.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)
DIVERSIFIED INCOME STRATEGY FUND May 31, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.46%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	357,389	$7,398
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	909,394	18,515
Lord Abbett Investment Trust-Convertible Fund- Class I(c)	8,682,917	108,102
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	2,246,581	24,735
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	11,458,367	73,219
Lord Abbett Investment Trust-High Yield Fund- Class I(f)	29,418,405	238,583
Lord Abbett Securities Trust-International Dividend Income Fund- Class I(g)	9,394,017	79,943
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	3,477,545	71,638
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	43,037,926	198,835

Total Investments in Underlying Funds (cost $780,589,872)		820,968

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.30%

Repurchase Agreement
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $2,540,000 of U.S. Treasury Note at 0.25% due 2/28/2015; value: $2,540,000; proceeds: $2,489,156 (cost $2,489,154)	$2,489	$2,489

Total Investments in Securities 99.76% (cost $783,079,026)		823,457

Other Assets in Excess of Liabilities 0.24%		1,977

Net Assets 100.00%		$825,434

(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$820,968	$ —	$—	$820,968
Repurchase Agreement	—	2,489	—	2,489

Total	$820,968	$2,489	$—	$823,457

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying Funds.
(3)	There were no level transfers during the period ended May 31, 2013.

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)
GROWTH & INCOME STRATEGY FUND May 31, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.83%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,349,192	$32,936
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	3,114,830	64,477
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	2,594,746	52,829
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(d)	2,573,101	89,955
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	2,200,600	24,229
Lord Abbett Investment Trust-High Yield Fund- Class I(f)	20,354,424	165,074
Lord Abbett Securities Trust-International Dividend Income Fund- Class I(g)	19,230,271	163,650
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	9,706,488	199,954
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	12,031,958	55,588
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(j)	1,610,029	32,023

Total Investments in Underlying Funds (cost $767,771,159)		880,715

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with State Street Bank and Trust Co. collateralized by $540,000 of Federal Home Loan Mortgage Corp. at 2.00% due 1/30/2023; value: $524,403; proceeds: $511,076 (cost $511,076)	$511	$511

Total Investments in Securities 99.89% (cost $768,282,235)		881,226

Other Assets in Excess of Liabilities 0.11%		988

Net Assets 100.00%		$882,214

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$880,715	$ —	$—	$880,715
Repurchase Agreement	—	511	—	511

Total	$880,715	$511	$—	$881,226

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying Funds.
(3)	There were no level transfers during the period ended May 31, 2013.

14	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)
May 31, 2013

	Balanced Strategy Fund	Diversified Equity Strategy Fund
ASSETS:
Investments in securities, at cost	$1,429,300,782	$163,486,120

Investments in securities, at fair value	$1,610,960,388	$221,023,982
Receivables:
Investment in Underlying Funds sold	10,085,609	—
Interest and dividends	2,492,188	—
Capital shares sold	5,538,185	416,704
From affiliates (See Note 3)	157,135	35,997
Prepaid expenses and other assets	102,589	61,565

Total assets	1,629,336,094	221,538,248

LIABILITIES:
Payables:
Investment in Underlying Funds purchased	12,894,122	119,518
Capital shares reacquired	2,079,342	274,865
12b-1 distribution fees	489,988	75,136
Trustees’ fees	141,296	7,880
Management fee	96,384	—
Distributions payable	1,736,845	—
Accrued expenses and other liabilities	343,282	70,843

Total liabilities	17,781,259	548,242

NET ASSETS	$1,611,554,835	$220,990,006

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,507,205,696	$173,791,533
Undistributed (distributions in excess of) net investment income	(4,519,109)	189,917
Accumulated net realized loss on investments	(72,791,358)	(10,529,306)
Net unrealized appreciation on investments	181,659,606	57,537,862

Net Assets	$1,611,554,835	$220,990,006

16	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)
May 31, 2013

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Net assets by class:
Class A Shares	$1,259,991,636	$135,737,405
Class B Shares	$46,296,649	$7,490,707
Class C Shares	$222,398,903	$51,771,292
Class F Shares	$13,654,656	$3,252,878
Class I Shares	$35,956,338	$14,538,330
Class P Shares	$1,445,044	$192,097
Class R2 Shares	$1,752,720	$867,716
Class R3 Shares	$30,058,889	$7,139,581
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	106,585,793	6,914,228
Class B Shares	3,917,788	388,619
Class C Shares	18,887,471	2,691,443
Class F Shares	1,155,784	165,743
Class I Shares	3,042,983	736,363
Class P Shares	122,644	9,722
Class R2 Shares	146,091	44,308
Class R3 Shares	2,546,843	366,213
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.82	$19.63
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.54	$20.83
Class B Shares-Net asset value	$11.82	$19.28
Class C Shares-Net asset value	$11.77	$19.24
Class F Shares-Net asset value	$11.81	$19.63
Class I Shares-Net asset value	$11.82	$19.74
Class P Shares-Net asset value	$11.78	$19.76
Class R2 Shares-Net asset value	$12.00	$19.58
Class R3 Shares-Net asset value	$11.80	$19.50

See Notes to Financial Statements.	17

Statements of Assets and Liabilities (unaudited)(continued)
May 31, 2013

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$783,079,026	$768,282,235

Investments in securities, at fair value	$823,457,493	$881,225,728
Receivables:
Interest and dividends	2,221,750	1,175,143
Capital shares sold	8,399,368	2,555,879
From affiliates (See Note 3)	66,036	100,166
Prepaid expenses and other assets	95,111	82,852

Total assets	834,239,758	885,139,768

LIABILITIES:
Payables:
Investment in Underlying Funds purchased	4,473,393	1,361,774
Capital shares reacquired	2,133,574	994,987
12b-1 distribution fees	314,843	270,677
Trustees’ fees	16,638	35,924
Management fee	48,210	52,696
Distributions payable	1,711,557	—
Accrued expenses and other liabilities	107,212	210,034

Total liabilities	8,805,427	2,926,092

NET ASSETS	$825,434,331	$882,213,676

COMPOSITION OF NET ASSETS:
Paid-in capital	$774,308,010	$784,983,561
Distributions in excess of net investment income	(2,916,051)	(739,829)
Accumulated net realized gain (loss) on investments	13,663,905	(14,973,549)
Net unrealized appreciation on investments	40,378,467	112,943,493

Net Assets	$825,434,331	$882,213,676

18	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
May 31, 2013

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Net assets by class:
Class A Shares	$440,690,185	$689,738,235
Class B Shares	$8,173,058	$27,778,061
Class C Shares	$249,423,282	$128,261,727
Class F Shares	$113,836,837	$8,124,806
Class I Shares	$4,598,714	$10,152,674
Class P Shares	$8,979	$8,783
Class R2 Shares	$1,033,821	$275,264
Class R3 Shares	$7,669,455	$17,874,126
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	28,212,246	38,517,911
Class B Shares	517,499	1,561,708
Class C Shares	15,785,647	7,213,538
Class F Shares	7,289,219	453,810
Class I Shares	295,677	564,807
Class P Shares	569	488.146
Class R2 Shares	64,890	15,173
Class R3 Shares	490,852	1,000,435
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.62	$17.91
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.57	$19.00
Class B Shares-Net asset value	$15.79	$17.79
Class C Shares-Net asset value	$15.80	$17.78
Class F Shares-Net asset value	$15.62	$17.90
Class I Shares-Net asset value	$15.55	$17.98
Class P Shares-Net asset value	$15.78	$17.99
Class R2 Shares-Net asset value	$15.93	$18.14
Class R3 Shares-Net asset value	$15.62	$17.87

See Notes to Financial Statements.	19

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2013

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Investment income:
Dividends	$22,905,061	$1,720,320
Interest	25	11

Total investment income	22,905,086	1,720,331

Expenses:
Management fee	760,516	99,401
12b-1 distribution plan-Class A	1,484,058	150,733
12b-1 distribution plan-Class B	244,311	36,069
12b-1 distribution plan-Class C	1,019,666	230,447
12b-1 distribution plan-Class F	5,599	1,542
12b-1 distribution plan-Class P	3,109	396
12b-1 distribution plan-Class R2	4,171	2,142
12b-1 distribution plan-Class R3	69,267	15,252
Shareholder servicing	931,061	170,076
Professional	18,937	16,210
Reports to shareholders	61,337	9,612
Custody	11,950	3,467
Trustees’ fees	19,940	2,581
Registration	68,624	43,259
Other	14,118	3,608

Gross expenses	4,716,664	784,795
Expense reductions (See Note 7)	(649)	(68)
Expenses assumed by Underlying Funds (See Note 3)	(1,125,318)	(248,745)
Management fee waived (See Note 3)	(327,005)	(99,401)

Net expenses	3,263,692	436,581

Net investment income	19,641,394	1,283,750

Net realized and unrealized gain:
Capital gain distributions received from Underlying Funds	6,495,846	3,446
Net realized gain on investments	24,703,971	758,805
Net change in unrealized appreciation/depreciation on investments	109,457,460	29,025,601

Net realized and unrealized gain	140,657,277	29,787,852

Net Increase in Net Assets Resulting From Operations	$160,298,671	$31,071,602

20	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)
For the Six Months Ended May 31, 2013

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$14,350,381	$11,150,367
Interest	17	—

Total investment income	14,350,398	11,150,367

Expenses:
Management fee	355,701	413,172
12b-1 distribution plan-Class A	489,659	806,389
12b-1 distribution plan-Class B	41,298	139,589
12b-1 distribution plan-Class C	1,060,145	592,554
12b-1 distribution plan-Class F	44,115	3,356
12b-1 distribution plan-Class P	19	16
12b-1 distribution plan-Class R2	2,326	684
12b-1 distribution plan-Class R3	17,217	37,683
Shareholder servicing	322,378	561,786
Professional	17,218	17,469
Reports to shareholders	24,359	36,034
Custody	7,993	8,381
Trustees’ fees	9,002	10,748
Registration	62,102	59,456
Other	6,691	8,315

Gross expenses	2,460,223	2,695,632
Expense reductions (See Note 7)	(321)	(340)
Expenses assumed by Underlying Funds (See Note 3)	(449,421)	(701,848)
Management fee waived (See Note 3)	(151,621)	(177,527)

Net expenses	1,858,860	1,815,917

Net investment income	12,491,538	9,334,450

Net realized and unrealized gain:
Capital gain distributions received from Underlying Funds	4,373,198	3,331,830
Net realized gain on investments	11,833,100	11,771,914
Net change in unrealized appreciation/depreciation on investments	18,092,115	72,941,286

Net realized and unrealized gain	34,298,413	88,045,030

Net Increase in Net Assets Resulting From Operations	$46,789,951	$97,379,480

See Notes to Financial Statements.	21

Statements of Changes in Net Assets

	Balanced Strategy Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$19,641,394	$45,312,329
Capital gains distributions received from Underlying Funds	6,495,846	4,872,607
Net realized gain (loss) on investments	24,703,971	(7,811,091)
Net change in unrealized appreciation/depreciation on investments	109,457,460	117,527,830

Net increase in net assets resulting from operations	160,298,671	159,901,675

Distributions to shareholders from:
Net investment income
Class A	(21,128,670)	(36,844,440)
Class B	(708,103)	(1,522,832)
Class C	(2,926,165)	(5,197,434)
Class F	(203,148)	(345,602)
Class I	(662,591)	(1,126,776)
Class P	(23,624)	(56,768)
Class R2	(21,325)	(38,292)
Class R3	(460,530)	(726,915)

Total distributions to shareholders	(26,134,156)	(45,859,059)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	179,058,536	261,562,244
Reinvestment of distributions	25,276,152	44,184,568
Cost of shares reacquired	(144,212,504)	(300,751,507)

Net increase in net assets resulting from capital share transactions	60,122,184	4,995,305

Net increase in net assets	194,286,699	119,037,921

NET ASSETS:
Beginning of period	$1,417,268,136	$1,298,230,215

End of period	$1,611,554,835	$1,417,268,136

Undistributed (distributions in excess of) net investment income	$(4,519,109)	$1,973,653

22	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$1,283,750	$875,934
Capital gains distributions received from Underlying Funds	3,446	3,294,391
Net realized gain (loss) on investments	758,805	(326,348)
Net change in unrealized appreciation/depreciation on investments	29,025,601	13,334,569

Net increase in net assets resulting from operations	31,071,602	17,178,546

Distributions to shareholders from:
Net investment income
Class A	(982,419)	(632,890)
Class B	(7,194)	—
Class C	(87,260)	—
Class F	(28,802)	(38,918)
Class I	(139,161)	(20,003)
Class P	(1,201)	(504)
Class R2	(4,237)	(1,452)
Class R3	(38,309)	(15,326)

Total distributions to shareholders	(1,288,583)	(709,093)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	30,032,275	57,987,656
Reinvestment of distributions	1,124,794	612,034
Cost of shares reacquired	(19,791,137)	(65,708,744)

Net increase (decrease) in net assets resulting from capital share transactions	11,365,932	(7,109,054)

Net increase in net assets	41,148,951	9,360,399

NET ASSETS:
Beginning of period	$179,841,055	$170,480,656

End of period	$220,990,006	$179,841,055

Undistributed net investment income	$189,917	$194,750

See Notes to Financial Statements.	23

Statements of Changes in Net Assets (continued)

	Diversified Income Strategy Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$12,491,538	$21,829,420
Capital gains distributions received from Underlying Funds	4,373,198	1,423,804
Net realized gain on investments	11,833,100	2,844,979
Net change in unrealized appreciation/depreciation on investments	18,092,115	30,757,608

Net increase in net assets resulting from operations	46,789,951	56,855,811

Distributions to shareholders from:
Net investment income
Class A	(9,020,757)	(13,380,579)
Class B	(160,192)	(307,965)
Class C	(4,028,771)	(5,398,563)
Class F	(2,067,294)	(2,495,389)
Class I	(59,560)	(28,159)
Class P	(184)	(382)
Class R2	(16,110)	(16,890)
Class R3	(149,866)	(213,851)
Net realized gain
Class A	(1,131,028)	(1,229,036)
Class B	(25,988)	(41,893)
Class C	(589,446)	(541,069)
Class F	(232,962)	(159,228)
Class I	(5,352)	(2,061)
Class P	(25)	(40)
Class R2	(2,235)	(877)
Class R3	(19,558)	(18,848)

Total distributions to shareholders	(17,509,328)	(23,834,830)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	234,592,294	320,243,045
Reinvestment of distributions	15,651,533	20,722,925
Cost of shares reacquired	(92,354,630)	(153,895,336)

Net increase in net assets resulting from capital share transactions	157,889,197	187,070,634

Net increase in net assets	187,169,820	220,091,615

NET ASSETS:
Beginning of period	$638,264,511	$418,172,896

End of period	$825,434,331	$638,264,511

Undistributed (distributions in excess of) net investment income	$(2,916,051)	$95,145

24	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$9,334,450	$20,545,982
Capital gains distributions received from Underlying Funds	3,331,830	2,955,792
Net realized gain on investments	11,771,914	5,727,171
Net change in unrealized appreciation/depreciation on investments	72,941,286	51,177,578

Net increase in net assets resulting from operations	97,379,480	80,406,523

Distributions to shareholders from:
Net investment income
Class A	(11,805,908)	(15,853,797)
Class B	(428,903)	(625,366)
Class C	(1,799,655)	(2,396,670)
Class F	(110,563)	(141,634)
Class I	(182,905)	(80,322)
Class P	(117)	(147)
Class R2	(3,578)	(4,275)
Class R3	(256,069)	(340,734)

Total distributions to shareholders	(14,587,698)	(19,442,945)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	114,610,350	193,578,070
Reinvestment of distributions	14,176,357	18,826,003
Cost of shares reacquired	(82,104,161)	(159,675,401)

Net increase in net assets resulting from capital share transactions	46,682,546	52,728,672

Net increase in net assets	129,474,328	113,692,250

NET ASSETS:
Beginning of period	$752,739,348	$639,047,098

End of period	$882,213,676	$752,739,348

Undistributed (distributions in excess of) net investment income	$(739,829)	$4,513,419

See Notes to Financial Statements.	25

Financial Highlights
BALANCED STRATEGY FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.81		$ 9.93	$10.18	$ 9.73	$7.62	$12.27

Investment operations:
Net investment income(a)	.15		.36	.37	.36	.36	.42
Net realized and unrealized gain (loss)	1.06		.89	(.23)	.45	2.16	(3.99)

Total from investment operations	1.21		1.25	.14	.81	2.52	(3.57)

Distributions to shareholders from:
Net investment income	(.20)		(.37)	(.39)	(.36)	(.36)	(.56)
Net realized gain	—		—	—	—	(.05)	(.52)

Total distributions	(.20)		(.37)	(.39)	(.36)	(.41)	(1.08)

Net asset value, end of period	$11.82		$10.81	$ 9.93	$10.18	$9.73	$ 7.62

Total Return(b)	11.35	%(c)	12.75%	1.21%	8.48%	34.52%	(31.62)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.30%	.28%	.35%	.27%	.31%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.30%	.28%	.35%	.27%	.31%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25	%(c)	.51%	.54%	.61%	.67%	.65%

Net investment income	1.35	%(c)	3.44%	3.56%	3.64%	4.28%	4.06%

Supplemental Data:

Net assets, end of period (000)	$1,259,992		$1,106,329	$997,494	$1,022,992	$970,528	$744,325
Portfolio turnover rate	19.78	%(c)	55.52%	27.86%	11.29%	21.69%	14.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.80		$ 9.93	$10.18	$ 9.72	$7.62	$12.25

Investment operations:
Net investment income(a)	.11		.29	.30	.30	.30	.35
Net realized and unrealized gain (loss)	1.07		.86	(.24)	.45	2.15	(3.97)

Total from investment operations	1.18		1.15	.06	.75	2.45	(3.62)

Distributions to shareholders from:
Net investment income	(.16)		(.28)	(.31)	(.29)	(.30)	(.49)
Net realized gain	—		—	—	—	(.05)	(.52)

Total distributions	(.16)		(.28)	(.31)	(.29)	(.35)	(1.01)

Net asset value, end of period	$11.82		$10.80	$ 9.93	$10.18	$9.72	$ 7.62

Total Return(b)	11.03	%(c)	11.79%	.49%	7.88%	33.47%	(31.99)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.53	%(c)	1.04%	1.00%	1.00%	.92%	.96%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.53	%(c)	1.04%	1.00%	1.00%	.92%	.96%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.25%	1.27%	1.32%	1.30%

Net investment income	1.00	%(c)	2.74%	2.87%	3.00%	3.65%	3.41%

Supplemental Data:

Net assets, end of period (000)	$46,297		$49,844	$60,612	$79,950	$89,402	$73,656
Portfolio turnover rate	19.78	%(c)	55.52%	27.86%	11.29%	21.69%	14.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	27

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.77		$ 9.89	$10.15	$ 9.70	$7.60	$12.23

Investment operations:
Net investment income(a)	.11		.28	.30	.30	.30	.35
Net realized and unrealized gain (loss)	1.05		.89	(.24)	.44	2.16	(3.97)

Total from investment operations	1.16		1.17	.06	.74	2.46	(3.62)

Distributions to shareholders from:
Net investment income	(.16)		(.29)	(.32)	(.29)	(.31)	(.49)
Net realized gain	—		—	—	—	(.05)	(.52)

Total distributions	(.16)		(.29)	(.32)	(.29)	(.36)	(1.01)

Net asset value, end of period	$11.77		$10.77	$ 9.89	$10.15	$9.70	$ 7.60

Total Return(b)	10.90	%(c)	11.86%	.53%	7.81%	33.59%	(32.03)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	1.03%	.97%	1.00%	.92%	.96%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	1.03%	.97%	1.00%	.92%	.96%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61	%(c)	1.24%	1.23%	1.26%	1.32%	1.30%

Net investment income	.98	%(c)	2.72%	2.87%	2.99%	3.62%	3.41%

Supplemental Data:

Net assets, end of period (000)	$222,399		$191,363	$179,605	$182,662	$178,371	$131,719
Portfolio turnover rate	19.78	%(c)	55.52%	27.86%	11.29%	21.69%	14.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.80		$ 9.93	$10.17	$ 9.72	$7.62	$12.27

Investment operations:
Net investment income(a)	.16		.38	.39	.38	.35	.43
Net realized and unrealized gain (loss)	1.06		.87	(.22)	.45	2.18	(3.97)

Total from investment operations	1.22		1.25	.17	.83	2.53	(3.54)

Distributions to shareholders from:
Net investment income	(.21)		(.38)	(.41)	(.38)	(.38)	(.59)
Net realized gain	—		—	—	—	(.05)	(.52)

Total distributions	(.21)		(.38)	(.41)	(.38)	(.43)	(1.11)

Net asset value, end of period	$11.81		$10.80	$ 9.93	$10.17	$9.72	$ 7.62

Total Return(b)	11.44	%(c)	12.80%	1.49%	8.76%	34.74%	(31.43)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.08	%(c)	.15%	.10%	.10%	.01%	.10%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.08	%(c)	.15%	.10%	.10%	.01%	.10%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17	%(c)	.36%	.36%	.36%	.41%	.41%

Net investment income	1.39	%(c)	3.60%	3.74%	3.80%	4.18%	4.57%

Supplemental Data:

Net assets, end of period (000)	$13,655		$9,731	$8,634	$8,039	$4,024	$1,355
Portfolio turnover rate	19.78	%(c)	55.52%	27.86%	11.29%	21.69%	14.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.80		$ 9.93	$10.18	$ 9.73	$7.63	$12.28

Investment operations:
Net investment income(a)	.02		.39	.41	.39	.37	.36
Net realized and unrealized gain (loss)	1.22		.87	(.24)	.45	2.17	(3.89)

Total from investment operations	1.24		1.26	.17	.84	2.54	(3.53)

Distributions to shareholders from:
Net investment income	(.22)		(.39)	(.42)	(.39)	(.39)	(.60)
Net realized gain	—		—	—	—	(.05)	(.52)

Total distributions	(.22)		(.39)	(.42)	(.39)	(.44)	(1.12)

Net asset value, end of period	$11.82		$10.80	$ 9.93	$10.18	$9.73	$ 7.63

Total Return(b)	11.59	%(c)	12.92%	1.49%	8.86%	34.82%	(31.32)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.03	%(c)	.05%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.03	%(c)	.05%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.12	%(c)	.26%	.26%	.26%	.32%	.30%

Net investment income	1.48	%(c)	3.70%	3.86%	3.96%	4.32%	3.49%

Supplemental Data:

Net assets, end of period (000)	$35,956		$32,563	$28,708	$3,731	$2,737	$823
Portfolio turnover rate	19.78	%(c)	55.52%	27.86%	11.29%	21.69%	14.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

30	See Notes to Financial Statements.

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.77		$ 9.90	$10.15	$ 9.70	$7.60	$12.23

Investment operations:
Net investment income(a)	.14		.35	.37	.35	.35	.40
Net realized and unrealized gain (loss)	1.06		.86	(.25)	.45	2.15	(3.96)

Total from investment operations	1.20		1.21	.12	.80	2.50	(3.56)

Distributions to shareholders from:
Net investment income	(.19)		(.34)	(.37)	(.35)	(.35)	(.55)
Net realized gain	—		—	—	—	(.05)	(.52)

Total distributions	(.19)		(.34)	(.37)	(.35)	(.40)	(1.07)

Net asset value, end of period	$11.78		$10.77	$ 9.90	$10.15	$9.70	$ 7.60

Total Return(b)	11.28	%(c)	12.44%	1.04%	8.39%	34.33%	(31.62)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.25	%(c)	.49%	.45%	.45%	.38%	.41%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25	%(c)	.49%	.45%	.45%	.38%	.41%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.71%	.70%	.71%	.77%	.75%

Net investment income	1.26	%(c)	3.44%	3.45%	3.55%	4.23%	3.90%

Supplemental Data:

Net assets, end of period (000)	$1,445		$1,312	$2,435	$5,503	$5,813	$5,255
Portfolio turnover rate	19.78	%(c)	55.52%	27.86%	11.29%	21.69%	14.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	31

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.97		$10.07	$10.33	$ 9.84	$7.67	$12.27

Investment operations:
Net investment income(a)	.13		.32	.35	.32	.38	.44
Net realized and unrealized gain (loss)	1.09		.91	(.25)	.50	2.18	(3.99)

Total from investment operations	1.22		1.23	.10	.82	2.56	(3.55)

Distributions to shareholders from:
Net investment income	(.19)		(.33)	(.36)	(.33)	(.34)	(.53)
Net realized gain	—		—	—	—	(.05)	(.52)

Total distributions	(.19)		(.33)	(.36)	(.33)	(.39)	(1.05)

Net asset value, end of period	$12.00		$10.97	$10.07	$10.33	$9.84	$ 7.67

Total Return(b)	11.18	%(c)	12.37%	.81%	8.55%	34.77%	(31.35)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.33	%(c)	.65%	.60%	.56%	.00%	.05%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.33	%(c)	.65%	.60%	.56%	.00%	.05%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.42	%(c)	.86%	.86%	.81%	.29%	.39%

Net investment income	1.14	%(c)	3.03%	3.33%	3.15%	4.54%	4.32%

Supplemental Data:

Net assets, end of period (000)	$1,753		$1,185	$1,148	$338	$10	$7
Portfolio turnover rate	19.78	%(c)	55.52%	27.86%	11.29%	21.69%	14.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

32	See Notes to Financial Statements.

Financial Highlights (concluded)
BALANCED STRATEGY FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.79		$ 9.92	$10.17	$ 9.71	$7.61	$12.27

Investment operations:
Net investment income(a)	.14		.33	.35	.32	.31	.37
Net realized and unrealized gain (loss)	1.06		.88	(.23)	.48	2.19	(3.95)

Total from investment operations	1.20		1.21	.12	.80	2.50	(3.58)

Distributions to shareholders from:
Net investment income	(.19)		(.34)	(.37)	(.34)	(.35)	(.56)
Net realized gain	—		—	—	—	(.05)	(.52)

Total distributions	(.19)		(.34)	(.37)	(.34)	(.40)	(1.08)

Net asset value, end of period	$11.80		$10.79	$ 9.92	$10.17	$9.71	$ 7.61

Total Return(b)	11.24	%(c)	12.39%	1.01%	8.39%	34.26%	(31.75)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.28	%(c)	.54%	.49%	.50%	.40%	.49%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.28	%(c)	.54%	.49%	.50%	.40%	.49%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.37	%(c)	.75%	.75%	.76%	.81%	.80%

Net investment income	1.22	%(c)	3.18%	3.32%	3.27%	3.63%	3.85%

Supplemental Data:

Net assets, end of period (000)	$30,059		$24,940	$19,595	$14,172	$1,116	$423
Portfolio turnover rate	19.78	%(c)	55.52%	27.86%	11.29%	21.69%	14.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	33

Financial Highlights
DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.90		$15.40	$15.43	$13.66	$10.68	$18.26

Investment operations:
Net investment income(a)	.14		.11	.05	.02	.06	.07
Net realized and unrealized gain (loss)	2.74		1.48	(.06)	1.77	3.32	(6.82)

Total from investment operations	2.88		1.59	(.01)	1.79	3.38	(6.75)

Distributions to shareholders from:
Net investment income	(.15)		(.09)	(.02)	(.02)	(.24)	(.16)
Net realized gain	—		—	—	—	(.16)	(.67)

Total distributions	(.15)		(.09)	(.02)	(.02)	(.40)	(.83)

Net asset value, end of period	$19.63		$16.90	$15.40	$15.43	$13.66	$10.68

Total Return(b)	17.18	%(c)	10.39%	(.06)%	13.08%	32.96%	(38.72)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.12	%(c)	.25%	.28%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.12	%(c)	.25%	.28%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.30	%(c)	.62%	.65%	.76%	.90%	.98%

Net investment income	.74	%(c)	.68%	.31%	.16%	.55%	.50%

Supplemental Data:

Net assets, end of period (000)	$135,737		$109,293	$110,754	$100,469	$85,270	$61,965
Portfolio turnover rate	1.98	%(c)	11.66%	12.93%	7.72%	12.84%	4.73%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

34	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.53		$15.08	$15.20	$13.53	$10.56	$18.11

Investment operations:
Net investment income (loss)(a)	.07		— (b)	(.06)	(.07)	(.02)	(.03)
Net realized and unrealized gain (loss)	2.70		1.45	(.06)	1.74	3.30	(6.75)

Total from investment operations	2.77		1.45	(.12)	1.67	3.28	(6.78)

Distributions to shareholders from:
Net investment income	(.02)		—	—	—	(.15)	(.10)
Net realized gain	—		—	—	—	(.16)	(.67)

Total distributions	(.02)		—	—	—	(.31)	(.77)

Net asset value, end of period	$19.28		$16.53	$15.08	$15.20	$13.53	$10.56

Total Return(c)	16.70	%(d)	9.62%	(.79)%	12.34%	32.08%	(39.12)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.67	%(d)	1.37%	1.37%	1.41%	1.55%	1.63%

Net investment income (loss)	.40	%(d)	.00%	(.37)%	(.49)%	(.17)%	(.23)%

Supplemental Data:

Net assets, end of period (000)	$7,491		$6,881	$8,126	$9,215	$8,451	$5,399
Portfolio turnover rate	1.98	%(d)	11.66%	12.93%	7.72%	12.84%	4.73%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	35

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.51		$15.06	$15.18	$13.50	$10.55	$18.11

Investment operations:
Net investment income (loss)(a)	.07		(.01)	(.06)	(.07)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.69		1.46	(.06)	1.75	3.30	(6.75)

Total from investment operations	2.76		1.45	(.12)	1.68	3.27	(6.78)

Distributions to shareholders from:
Net investment income	(.03)		—	—	—	(.16)	(.11)
Net realized gain	—		—	—	—	(.16)	(.67)

Total distributions	(.03)		—	—	—	(.32)	(.78)

Net asset value, end of period	$19.24		$16.51	$15.06	$15.18	$13.50	$10.55

Total Return(b)	16.71	%(c)	9.63%	(.79)%	12.44%	32.00%	(39.11)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.48	%(c)	.97%	.96%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.48	%(c)	.97%	.96%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(c)	1.34%	1.32%	1.41%	1.55%	1.63%

Net investment income (loss)	.38	%(c)	(.04)%	(.36)%	(.48)%	(.23)%	(.23)%

Supplemental Data:

Net assets, end of period (000)	$51,771		$43,073	$40,198	$38,646	$33,007	$18,194
Portfolio turnover rate	1.98	%(c)	11.66%	12.93%	7.72%	12.84%	4.73%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

36	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.90		$15.41	$15.45	$13.67	$10.69	$18.27

Investment operations:
Net investment income(a)	.15		.14	.05	.05	.02	.11
Net realized and unrealized gain (loss)	2.75		1.47	(.03)	1.77	3.38	(6.82)

Total from investment operations	2.90		1.61	.02	1.82	3.40	(6.71)

Distributions to shareholders from:
Net investment income	(.17)		(.12)	(.06)	(.04)	(.26)	(.20)
Net realized gain	—		—	—	—	(.16)	(.67)

Total distributions	(.17)		(.12)	(.06)	(.04)	(.42)	(.87)

Net asset value, end of period	$19.63		$16.90	$15.41	$15.45	$13.67	$10.69

Total Return(b)	17.30	%(c)	10.54%	.11%	13.38%	33.27%	(38.58)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(c)	.10%	.10%	.10%	.10%	.09%

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(c)	.10%	.10%	.10%	.10%	.09%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.22	%(c)	.47%	.47%	.51%	.64%	.77%

Net investment income	.82	%(c)	.83%	.29%	.34%	.20%	.78%

Supplemental Data:

Net assets, end of period (000)	$3,253		$2,821	$5,023	$1,214	$650	$54
Portfolio turnover rate	1.98	%(c)	11.66%	12.93%	7.72%	12.84%	4.73%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	37

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.02		$15.52	$15.55	$13.75	$10.75	$18.35

Investment operations:
Net investment income(a)	.16		.16	.09	.07	.11	.55
Net realized and unrealized gain (loss)	2.76		1.47	(.05)	1.78	3.32	(7.28)

Total from investment operations	2.92		1.63	.04	1.85	3.43	(6.73)

Distributions to shareholders from:
Net investment income	(.20)		(.13)	(.07)	(.05)	(.27)	(.20)
Net realized gain	—		—	—	—	(.16)	(.67)

Total distributions	(.20)		(.13)	(.07)	(.05)	(.43)	(.87)

Net asset value, end of period	$19.74		$17.02	$15.52	$15.55	$13.75	$10.75

Total Return(b)	17.31	%(c)	10.64%	.24%	13.53%	33.35%	(38.50)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.17	%(c)	.37%	.37%	.41%	.53%	.60%

Net investment income	.86	%(c)	.97%	.56%	.51%	.91%	3.55%

Supplemental Data:

Net assets, end of period (000)	$14,538		$11,877	$2,202	$1,300	$1,020	$268
Portfolio turnover rate	1.98	%(c)	11.66%	12.93%	7.72%	12.84%	4.73%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

38	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.00		$15.49	$15.54	$13.75	$10.72	$18.26

Investment operations:
Net investment income(a)	.12		.08	.01	.01	.06	.04
Net realized and unrealized gain (loss)	2.77		1.49	(.05)	1.78	3.33	(6.83)

Total from investment operations	2.89		1.57	(.04)	1.79	3.39	(6.79)

Distributions to shareholders from:
Net investment income	(.13)		(.06)	(.01)	— (b)	(.20)	(.08)
Net realized gain	—		—	—	—	(.16)	(.67)

Total distributions	(.13)		(.06)	(.01)	— (b)	(.36)	(.75)

Net asset value, end of period	$19.76		$17.00	$15.49	$15.54	$13.75	$10.72

Total Return(c)	17.09	%(d)	10.17%	(.28)%	13.03%	32.81%	(38.77)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.22	%(d)	.45%	.45%	.45%	.45%	.45%

Expenses, including expense reductions, expenses assumed and management fee waived	.22	%(d)	.45%	.45%	.45%	.45%	.45%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.40	%(d)	.82%	.82%	.86%	1.01%	1.07%

Net investment income	.65	%(d)	.48%	.05%	.06%	.51%	.25%

Supplemental Data:

Net assets, end of period (000)	$192		$160	$133	$96	$80	$71
Portfolio turnover rate	1.98	%(d)	11.66%	12.93%	7.72%	12.84%	4.73%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	39

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.85		$15.37	$15.46	$13.72	$10.71	$18.26

Investment operations:
Net investment income (loss)(a)	.10		.05	(.02)	(.03)	.10	.10
Net realized and unrealized gain (loss)	2.74		1.48	(.04)	1.82	3.33	(6.80)

Total from investment operations	2.84		1.53	(.06)	1.79	3.43	(6.70)

Distributions to shareholders from:
Net investment income	(.11)		(.05)	(.03)	(.05)	(.26)	(.18)
Net realized gain	—		—	—	—	(.16)	(.67)

Total distributions	(.11)		(.05)	(.03)	(.05)	(.42)	(.85)

Net asset value, end of period	$19.58		$16.85	$15.37	$15.46	$13.72	$10.71

Total Return(b)	16.96	%(c)	9.99%	(.39)%	13.10%	33.42%	(38.47)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(c)	.60%	.60%	.55%	.00%	.10%

Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(c)	.60%	.60%	.55%	.00%	.10%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.47	%(c)	.97%	.97%	.94%	.51%	.71%

Net investment income (loss)	.56	%(c)	.29%	(.09)%	(.23)%	.86%	.67%

Supplemental Data:

Net assets, end of period (000)	$868		$617	$440	$243	$8	$6
Portfolio turnover rate	1.98	%(c)	11.66%	12.93%	7.72%	12.84%	4.73%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

40	See Notes to Financial Statements.

Financial Highlights (concluded)
DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.78		$15.30	$15.37	$13.62	$10.66	$18.26

Investment operations:
Net investment income (loss)(a)	.10		.06	— (b)	(.02)	.01	.04
Net realized and unrealized gain (loss)	2.75		1.48	(.05)	1.79	3.33	(6.78)

Total from investment operations	2.85		1.54	(.05)	1.77	3.34	(6.74)

Distributions to shareholders from:
Net investment income	(.13)		(.06)	(.02)	(.02)	(.22)	(.19)
Net realized gain	—		—	—	—	(.16)	(.67)

Total distributions	(.13)		(.06)	(.02)	(.02)	(.38)	(.86)

Net asset value, end of period	$19.50		$16.78	$15.30	$15.37	$13.62	$10.66

Total Return(c)	17.06	%(d)	10.15%	(.31)%	13.00%	32.62%	(38.75)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.50%	.45%

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.50%	.45%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.42	%(d)	.87%	.87%	.90%	1.02%	1.09%

Net investment income (loss)	.56	%(d)	.40%	(.01)%	(.17)%	.12%	.25%

Supplemental Data:

Net assets, end of period (000)	$7,140		$5,118	$3,604	$1,775	$208	$45
Portfolio turnover rate	1.98	%(d)	11.66%	12.93%	7.72%	12.84%	4.73%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	41

Financial Highlights
DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.95		$14.01	$14.40	$13.57	$10.50	$15.49

Investment operations:
Net investment income(a)	.29		.62	.77	.79	.81	.84
Net realized and unrealized gain (loss)	.79		1.01	(.36)	.83	3.14	(4.83)

Total from investment operations	1.08		1.63	.41	1.62	3.95	(3.99)

Distributions to shareholders from:
Net investment income	(.36)		(.62)	(.80)	(.79)	(.81)	(.87)
Net realized gain	(.05)		(.07)	—	—	(.07)	(.13)

Total distributions	(.41)		(.69)	(.80)	(.79)	(.88)	(1.00)

Net asset value, end of period	$15.62		$14.95	$14.01	$14.40	$13.57	$10.50

Total Return(b)	7.22	%(c)	11.98%	2.74%	12.25%	39.35%	(27.14)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.30%	.28%	.35%	.34%	.35%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.30%	.28%	.35%	.34%	.35%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.24	%(c)	.50%	.54%	.66%	.81%	.84%

Net investment income	1.86	%(c)	4.28%	5.25%	5.60%	6.75%	6.07%

Supplemental Data:

Net assets, end of period (000)	$440,690		$361,594	$257,747	$183,275	$107,807	$53,884
Portfolio turnover rate	14.28	%(c)	26.59%	46.47%	6.88%	4.09%	14.45%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

42	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.11		$14.15	$14.54	$13.70	$10.60	$15.61

Investment operations:
Net investment income(a)	.24		.53	.67	.71	.74	.76
Net realized and unrealized gain (loss)	.79		1.01	(.37)	.83	3.17	(4.86)

Total from investment operations	1.03		1.54	.30	1.54	3.91	(4.10)

Distributions to shareholders from:
Net investment income	(.30)		(.51)	(.69)	(.70)	(.74)	(.78)
Net realized gain	(.05)		(.07)	—	—	(.07)	(.13)

Total distributions	(.35)		(.58)	(.69)	(.70)	(.81)	(.91)

Net asset value, end of period	$15.79		$15.11	$14.15	$14.54	$13.70	$10.60

Total Return(b)	6.80	%(c)	11.16%	1.97%	11.54%	38.39%	(27.55)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.53	%(c)	1.05%	1.00%	1.00%	.99%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.53	%(c)	1.05%	1.00%	1.00%	.99%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61	%(c)	1.25%	1.26%	1.31%	1.46%	1.49%

Net investment income	1.51	%(c)	3.58%	4.55%	4.99%	6.10%	5.40%

Supplemental Data:

Net assets, end of period (000)	$8,173		$8,345	$9,081	$10,162	$8,846	$4,396
Portfolio turnover rate	14.28	%(c)	26.59%	46.47%	6.88%	4.09%	14.45%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	43

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.12		$14.17	$14.55	$13.71	$10.61	$15.62

Investment operations:
Net investment income(a)	.23		.52	.67	.70	.74	.76
Net realized and unrealized gain (loss)	.80		1.02	(.35)	.84	3.17	(4.86)

Total from investment operations	1.03		1.54	.32	1.54	3.91	(4.10)

Distributions to shareholders from:
Net investment income	(.30)		(.52)	(.70)	(.70)	(.74)	(.78)
Net realized gain	(.05)		(.07)	—	—	(.07)	(.13)

Total distributions	(.35)		(.59)	(.70)	(.70)	(.81)	(.91)

Net asset value, end of period	$15.80		$15.12	$14.17	$14.55	$13.71	$10.61

Total Return (b)	6.82	%(c)	11.11%	2.08%	11.53%	38.36%	(27.54)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	1.04%	.99%	1.00%	.99%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	1.04%	.99%	1.00%	.99%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61	%(c)	1.25%	1.25%	1.31%	1.46%	1.49%

Net investment income	1.48	%(c)	3.52%	4.53%	4.93%	6.10%	5.42%

Supplemental Data:

Net assets, end of period (000)	$249,423		$186,976	$113,984	$60,542	$32,275	$16,527
Portfolio turnover rate	14.28	%(c)	26.59%	46.47%	6.88%	4.09%	14.45%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

44	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.95		$14.01	$14.40	$13.56	$10.50	$15.48

Investment operations:
Net investment income(a)	.29		.64	.80	.81	.84	.95
Net realized and unrealized gain (loss)	.80		1.01	(.36)	.85	3.13	(4.89)

Total from investment operations	1.09		1.65	.44	1.66	3.97	(3.94)

Distributions to shareholders from:
Net investment income	(.37)		(.64)	(.83)	(.82)	(.84)	(.91)
Net realized gain	(.05)		(.07)	—	—	(.07)	(.13)

Total distributions	(.42)		(.71)	(.83)	(.82)	(.91)	(1.04)

Net asset value, end of period	$15.62		$14.95	$14.01	$14.40	$13.56	$10.50

Total Return (b)	7.37	%(c)	12.07%	2.92%	12.61%	39.59%	(26.89)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.08	%(c)	.15%	.10%	.10%	.09%	.09%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.08	%(c)	.15%	.10%	.10%	.09%	.09%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.35%	.36%	.41%	.54%	.59%

Net investment income	1.91	%(c)	4.37%	5.44%	5.70%	6.71%	7.23%

Supplemental Data:

Net assets, end of period (000)	$113,837		$72,875	$32,387	$13,237	$1,071	$104
Portfolio turnover rate	14.28	%(c)	26.59%	46.47%	6.88%	4.09%	14.45%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	45

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.89		$13.96	$14.35	$13.52	$10.47	$15.44

Investment operations:
Net investment income(a)	.29		.66	.80	.84	.85	.88
Net realized and unrealized gain (loss)	.80		1.00	(.35)	.83	3.12	(4.79)

Total from investment operations	1.09		1.66	.45	1.67	3.97	(3.91)

Distributions to shareholders from:
Net investment income	(.38)		(.66)	(.84)	(.84)	(.85)	(.93)
Net realized gain	(.05)		(.07)	—	—	(.07)	(.13)

Total distributions	(.43)		(.73)	(.84)	(.84)	(.92)	(1.06)

Net asset value, end of period	$15.55		$14.89	$13.96	$14.35	$13.52	$10.47

Total Return (b)	7.38	%(c)	12.15%	3.03%	12.66%	39.75%	(26.82)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.03	%(c)	.05%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.03	%(c)	.05%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.11	%(c)	.25%	.26%	.31%	.45%	.49%

Net investment income	1.90	%(c)	4.53%	5.50%	6.01%	6.85%	6.36%

Supplemental Data:

Net assets, end of period (000)	$4,599		$1,655	$426	$197	$269	$69
Portfolio turnover rate	14.28	%(c)	26.59%	46.47%	6.88%	4.09%	14.45%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

46	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.10		$14.14	$14.53	$13.68	$10.58	$15.59

Investment operations:
Net investment income(a)	.28		.61	.75	.80	.81	.83
Net realized and unrealized gain (loss)	.79		1.01	(.36)	.83	3.16	(4.85)

Total from investment operations	1.07		1.62	.39	1.63	3.97	(4.02)

Distributions to shareholders from:
Net investment income	(.34)		(.59)	(.78)	(.78)	(.80)	(.86)
Net realized gain	(.05)		(.07)	—	—	(.07)	(.13)

Total distributions	(.39)		(.66)	(.78)	(.78)	(.87)	(.99)

Net asset value, end of period	$15.78		$15.10	$14.14	$14.53	$13.68	$10.58

Total Return (b)	7.18	%(c)	11.70%	2.55%	12.23%	39.21%	(27.17)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.24	%(c)	.50%	.44%	.42%	.42%	.45%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.24	%(c)	.50%	.44%	.42%	.42%	.45%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.33	%(c)	.69%	.69%	.72%	.89%	.94%

Net investment income	1.78	%(c)	4.12%	5.08%	5.67%	6.79%	5.92%

Supplemental Data:

Net assets, end of period (000)	$9		$8	$8	$4	$10	$8
Portfolio turnover rate	14.28	%(c)	26.59%	46.47%	6.88%	4.09%	14.45%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	47

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.24		$14.28	$14.66	$13.74	$10.56	$15.49

Investment operations:
Net investment income(a)	.26		.57	.74	.83	.87	.87
Net realized and unrealized gain (loss)	.81		1.03	(.36)	.85	3.16	(4.83)

Total from investment operations	1.07		1.60	.38	1.68	4.03	(3.96)

Distributions to shareholders from:
Net investment income	(.33)		(.57)	(.76)	(.76)	(.78)	(.84)
Net realized gain	(.05)		(.07)	—	—	(.07)	(.13)

Total distributions	(.38)		(.64)	(.76)	(.76)	(.85)	(.97)

Net asset value, end of period	$15.93		$15.24	$14.28	$14.66	$13.74	$10.56

Total Return (b)	7.02	%(c)	11.54%	2.48%	12.51%	39.87%	(26.93)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.33	%(c)	.64%	.59%	.11%	.00%	.11%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.33	%(c)	.64%	.59%	.11%	.00%	.11%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.41	%(c)	.85%	.87%	.42%	.44%	.61%

Net investment income	1.68	%(c)	3.80%	5.02%	5.83%	7.20%	6.29%

Supplemental Data:

Net assets, end of period (000)	$1,034		$719	$190	$16	$10	$7
Portfolio turnover rate	14.28	%(c)	26.59%	46.47%	6.88%	4.09%	14.45%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

48	See Notes to Financial Statements.

Financial Highlights (concluded)
DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.96		$14.02	$14.41	$13.57	$10.51	$15.49

Investment operations:
Net investment income(a)	.27		.59	.74	.75	.80	.79
Net realized and unrealized gain (loss)	.78		1.01	(.36)	.86	3.13	(4.79)

Total from investment operations	1.05		1.60	.38	1.61	3.93	(4.00)

Distributions to shareholders from:
Net investment income	(.34)		(.59)	(.77)	(.77)	(.80)	(.85)
Net realized gain	(.05)		(.07)	—	—	(.07)	(.13)

Total distributions	(.39)		(.66)	(.77)	(.77)	(.87)	(.98)

Net asset value, end of period	$15.62		$14.96	$14.02	$14.41	$13.57	$10.51

Total Return(b)	7.09	%(c)	11.63%	2.53%	12.16%	39.01%	(27.19)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.28	%(c)	.54%	.49%	.50%	.50%	.46%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.28	%(c)	.54%	.49%	.50%	.50%	.46%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.36	%(c)	.75%	.76%	.80%	.98%	.96%

Net investment income	1.73	%(c)	4.02%	5.04%	5.29%	6.82%	5.89%

Supplemental Data:

Net assets, end of period (000)	$7,669		$6,092	$4,348	$2,394	$107	$108
Portfolio turnover rate	14.28	%(c)	26.59%	46.47%	6.88%	4.09%	14.45%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Financial Highlights
GROWTH & INCOME STRATEGY FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.18		$14.80	$15.00	$13.87	$10.97	$18.71

Investment operations:
Net investment income(a)	.21		.48	.35	.34	.36	.41
Net realized and unrealized gain (loss)	1.84		1.36	(.18)	1.08	3.44	(6.64)

Total from investment operations	2.05		1.84	.17	1.42	3.80	(6.23)

Distributions to shareholders from:
Net investment income	(.32)		(.46)	(.37)	(.29)	(.69)	(.43)
Net realized gain	—		—	—	—	(.21)	(1.08)

Total distributions	(.32)		(.46)	(.37)	(.29)	(.90)	(1.51)

Net asset value, end of period	$17.91		$16.18	$14.80	$15.00	$13.87	$10.97

Total Return(b)	12.84	%(c)	12.63%	1.07%	10.42%	37.35%	(36.06)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.15	%(c)	.30%	.28%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.15	%(c)	.30%	.28%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.26	%(c)	.54%	.58%	.66%	.76%	.74%

Net investment income	1.19	%(c)	3.07%	2.28%	2.37%	3.06%	2.65%

Supplemental Data:

Net assets, end of period (000)	$689,738		$586,960	$491,865	$423,573	$336,387	$217,985
Portfolio turnover rate	12.57	%(c)	45.58%	25.26%	7.69%	6.64%	11.95%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

50	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.07		$14.70	$14.90	$13.78	$10.90	$18.61

Investment operations:
Net investment income(a)	.14		.36	.25	.25	.28	.30
Net realized and unrealized gain (loss)	1.84		1.35	(.19)	1.08	3.43	(6.61)

Total from investment operations	1.98		1.71	.06	1.33	3.71	(6.31)

Distributions to shareholders from:
Net investment income	(.26)		(.34)	(.26)	(.21)	(.62)	(.32)
Net realized gain	—		—	—	—	(.21)	(1.08)

Total distributions	(.26)		(.34)	(.26)	(.21)	(.83)	(1.40)

Net asset value, end of period	$17.79		$16.07	$14.70	$14.90	$13.78	$10.90

Total Return(b)	12.44	%(c)	11.79%	.35%	9.73%	36.49%	(36.52)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.53	%(c)	1.04%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.53	%(c)	1.04%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.63	%(c)	1.29%	1.29%	1.31%	1.41%	1.39%

Net investment income	.85	%(c)	2.36%	1.59%	1.73%	2.40%	2.00%

Supplemental Data:

Net assets, end of period (000)	$27,778		$27,278	$29,160	$33,841	$31,299	$19,549
Portfolio turnover rate	12.57	%(c)	45.58%	25.26%	7.69%	6.64%	11.95%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	51

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.06		$14.70	$14.90	$13.78	$10.90	$18.61

Investment operations:
Net investment income(a)	.14		.36	.25	.25	.28	.31
Net realized and unrealized gain (loss)	1.84		1.35	(.18)	1.08	3.43	(6.62)

Total from investment operations	1.98		1.71	.07	1.33	3.71	(6.31)

Distributions to shareholders from:
Net investment income	(.26)		(.35)	(.27)	(.21)	(.62)	(.32)
Net realized gain	—		—	—	—	(.21)	(1.08)

Total distributions	(.26)		(.35)	(.27)	(.21)	(.83)	(1.40)

Net asset value, end of period	$17.78		$16.06	$14.70	$14.90	$13.78	$10.90

Total Return(b)	12.47	%(c)	11.77%	.41%	9.63%	36.59%	(36.53)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.52	%(c)	1.03%	.97%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.52	%(c)	1.03%	.97%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.62	%(c)	1.27%	1.26%	1.31%	1.41%	1.39%

Net investment income	.83	%(c)	2.36%	1.59%	1.74%	2.42%	2.00%

Supplemental Data:

Net assets, end of period (000)	$128,262		$111,296	$100,379	$90,833	$83,366	$56,468
Portfolio turnover rate	12.57	%(c)	45.58%	25.26%	7.69%	6.64%	11.95%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

52	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.17		$14.79	$14.99	$13.86	$10.97	$18.72

Investment operations:
Net investment income(a)	.20		.50	.38	.37	.34	.44
Net realized and unrealized gain (loss)	1.86		1.36	(.18)	1.09	3.48	(6.65)

Total from investment operations	2.06		1.86	.20	1.46	3.82	(6.21)

Distributions to shareholders from:
Net investment income	(.33)		(.48)	(.40)	(.33)	(.72)	(.46)
Net realized gain	—		—	—	—	(.21)	(1.08)

Total distributions	(.33)		(.48)	(.40)	(.33)	(.93)	(1.54)

Net asset value, end of period	$17.90		$16.17	$14.79	$14.99	$13.86	$10.97

Total Return(b)	12.93	%(c)	12.79%	1.26%	10.69%	37.61%	(35.94)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.08	%(c)	.15%	.10%	.10%	.10%	.10%

Expenses, including expense reductions, expenses assumed and management fee waived	.08	%(c)	.15%	.10%	.10%	.10%	.10%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.18	%(c)	.39%	.40%	.41%	.49%	.51%

Net investment income	1.80	%(c)	3.20%	2.43%	2.54%	2.77%	3.09%

Supplemental Data:

Net assets, end of period (000)	$8,125		$4,883	$4,150	$2,595	$751	$58
Portfolio turnover rate	12.57	%(c)	45.58%	25.26%	7.69%	6.64%	11.95%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.24		$14.85	$15.05	$13.91	$11.00	$18.77

Investment operations:
Net investment income(a)	.23		.50	.39	.39	.41	.45
Net realized and unrealized gain (loss)	1.85		1.39	(.17)	1.09	3.44	(6.66)

Total from investment operations	2.08		1.89	.22	1.48	3.85	(6.21)

Distributions to shareholders from:
Net investment income	(.34)		(.50)	(.42)	(.34)	(.73)	(.48)
Net realized gain	—		—	—	—	(.21)	(1.08)

Total distributions	(.34)		(.50)	(.42)	(.34)	(.94)	(1.56)

Net asset value, end of period	$17.98		$16.24	$14.85	$15.05	$13.91	$11.00

Total Return(b)	12.99	%(c)	12.92%	1.35%	10.83%	37.83%	(35.88)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.03	%(c)	.05%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.03	%(c)	.05%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.13	%(c)	.30%	.30%	.31%	.41%	.38%

Net investment income	1.31	%(c)	3.17%	2.49%	2.72%	3.50%	2.85%

Supplemental Data:

Net assets, end of period (000)	$10,153		$8,653	$1,364	$617	$490	$230
Portfolio turnover rate	12.57	%(c)	45.58%	25.26%	7.69%	6.64%	11.95%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

54	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.25		$14.86	$15.06	$13.90	$10.99	$18.74

Investment operations:
Net investment income(a)	.19		.46	.32	.36	.46	.40
Net realized and unrealized gain (loss)	1.85		1.36	(.17)	1.08	3.34	(6.66)

Total from investment operations	2.04		1.82	.15	1.44	3.80	(6.26)

Distributions to shareholders from:
Net investment income	(.30)		(.43)	(.35)	(.28)	(.68)	(.41)
Net realized gain	—		—	—	—	(.21)	(1.08)

Total distributions	(.30)		(.43)	(.35)	(.28)	(.89)	(1.49)

Net asset value, end of period	$17.99		$16.25	$14.86	$15.06	$13.90	$10.99

Total Return(b)	12.75	%(c)	12.42%	.91%	10.47%	37.20%	(36.13)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.26	%(c)	.46%	.40%	.34%	.44%	.44%

Expenses, including expense reductions, expenses assumed and management fee waived	.26	%(c)	.46%	.40%	.34%	.44%	.44%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.38	%(c)	.72%	.70%	.63%	.89%	.83%

Net investment income	1.08	%(c)	2.91%	2.04%	2.50%	4.34%	2.62%

Supplemental Data:

Net assets, end of period (000)	$9		$6	$5	$1	$2	$21
Portfolio turnover rate	12.57	%(c)	45.58%	25.26%	7.69%	6.64%	11.95%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	55

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.39		$14.98	$15.18	$14.03	$11.02	$18.70

Investment operations:
Net investment income(a)	0.17		.43	.30	.30	.44	.45
Net realized and unrealized gain (loss)	1.87		1.38	(.17)	1.11	3.44	(6.67)

Total from investment operations	2.04		1.81	.13	1.41	3.88	(6.22)

Distributions to shareholders from:
Net investment income	(.29)		(.40)	(.33)	(.26)	(.66)	(.38)
Net realized gain	—		—	—	—	(.21)	(1.08)

Total distributions	(.29)		(.40)	(.33)	(.26)	(.87)	(1.46)

Net asset value, end of period	$18.14		$16.39	$14.98	$15.18	$14.03	$11.02

Total Return(b)	12.62	%(c)	12.26%	.77%	10.17%	37.89%	(35.91)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.33	%(c)	.65%	.60%	.58%	.08%	.11%

Expenses, including expense reductions, expenses assumed and management fee waived	.33	%(c)	.65%	.60%	.58%	.08%	.11%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.43	%(c)	.89%	.90%	.89%	.47%	.49%

Net investment income	0.99	%(c)	2.70%	1.92%	2.08%	3.62%	2.92%

Supplemental Data:

Net assets, end of period (000)	$275		$195	$156	$110	$41	$6
Portfolio turnover rate	12.57	%(c)	45.58%	25.26%	7.69%	6.64%	11.95%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

56	See Notes to Financial Statements.

Financial Highlights (concluded)
GROWTH & INCOME STRATEGY FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.14		$14.77	$14.97	$13.84	$10.95	$18.71

Investment operations:
Net investment income(a)	.18		.44	.32	.28	.32	.36
Net realized and unrealized gain (loss)	1.85		1.35	(.18)	1.13	3.46	(6.62)

Total from investment operations	2.03		1.79	.14	1.41	3.78	(6.26)

Distributions to shareholders from:
Net investment income	(.30)		(.42)	(.34)	(.28)	(.68)	(.42)
Net realized gain	—		—	—	—	(.21)	(1.08)

Total distributions	(.30)		(.42)	(.34)	(.28)	(.89)	(1.50)

Net asset value, end of period	$17.87		$16.14	$14.77	$14.97	$13.84	$10.95

Total Return(b)	12.75	%(c)	12.32%	.88%	10.31%	37.16%	(36.21)%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.27	%(c)	.54%	.50%	.50%	.50%	.48%

Expenses, including expense reductions, expenses assumed and management fee waived	.27	%(c)	.54%	.50%	.50%	.50%	.48%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.38	%(c)	.79%	.79%	.81%	.90%	.89%

Net investment income	1.05	%(c)	2.85%	2.06%	1.97%	2.69%	2.47%

Supplemental Data:

Net assets, end of period (000)	$17,874		$13,470	$11,969	$9,240	$439	$165
Portfolio turnover rate	12.57	%(c)	45.58%	25.26%	7.69%	6.64%	11.95%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of twelve funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”) and Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Class A, B, C, F, I, P, R2 and R3 shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Diversified Income Strategy Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

58

Notes to Financial Statements (unaudited)(continued)

(c)

Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2009 through November 30, 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

59

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2013, and if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.(1)

For the six months ended May 31, 2013, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Effective Management Fee

Balanced Strategy Fund	.06%
Diversified Equity Strategy Fund	.00%
Diversified Income Strategy Fund	.06%
Growth & Income Strategy Fund	.06%

(1)

For the period from April 1, 2013 and continuing through March 31, 2014, Lord Abbett has contractually agreed to waive .03% of its annual management fee for Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund. For the period from April 1, 2013 and continuing through March 31, 2014, Lord Abbett has contractually agreed to waive .05% of its annual management fee for Diversified Equity Strategy Fund. Each Fund’s agreement may be terminated only upon the approval of the Fund’s Board of Trustees (the “Board”). During the period December 1, 2012 through May 31, 2013, Lord Abbett voluntarily waived an additional .05% of its annual management fee for Diversified Equity Strategy Fund. Lord Abbett may discontinue its voluntary waivers or change the level of a voluntary waiver at any time. For the period April 1, 2012 through March 31, 2013, Lord Abbett contractually waived .05% of its annual management fee for each Fund.

The Funds have entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

60

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan
Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2013:

	Distributor Commissions	Dealers’ Concessions

Balanced Strategy Fund	$489,750	$2,599,262
Diversified Equity Strategy Fund	58,406	317,499
Diversified Income Strategy Fund	338,669	1,857,726
Growth & Income Strategy Fund	298,239	1,612,074

Distributor received the following amount of CDSCs for the six months ended May 31, 2013:

	Class A	Class C

Balanced Strategy Fund	$2,429	$7,441
Diversified Equity Strategy Fund	—	2,238
Diversified Income Strategy Fund	15,544	21,839
Growth & Income Strategy Fund	3,423	5,433

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Diversified Income Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

61

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2013 and the fiscal year ended November 30, 2012 was as follows:

	Balanced Strategy Fund		Diversified Equity Strategy Fund

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Ordinary income	$26,134,156	$45,859,059	$1,288,583	$709,093

Total distributions paid	$26,134,156	$45,859,059	$1,288,583	$709,093

	Diversified Income Strategy Fund		Growth & Income Strategy Fund

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Ordinary income	$15,502,734	$21,841,778	$14,587,698	$19,442,945
Net long-term capital gains	2,006,594	1,993,052	—	—

Total distributions paid	$17,509,328	$23,834,830	$14,587,698	$19,442,945

As of November 30, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	2019	Indefinite	Total

Balanced Strategy Fund	$33,706,074	$26,925,680	$21,987,750	$6,503,636	$89,123,140
Diversified Equity Strategy Fund	2,066,466	1,246,451	84,537	—	3,397,454
Growth & Income Strategy Fund	—	5,980,461	17,261,346	—	23,241,807

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Diversified Equity Strategy Fund

Tax cost	$1,444,159,677	$171,380,223

Gross unrealized gain	168,738,819	49,643,759
Gross unrealized loss	(1,938,108)	—

Net unrealized security gain	$166,800,711	$49,643,759

	Diversified Income Strategy Fund	Growth & Income Strategy Fund

Tax cost	$785,616,160	$775,117,595

Gross unrealized gain	39,922,201	106,599,895
Gross unrealized loss	(2,080,868)	(491,762)

Net unrealized security gain	$37,841,333	$106,108,133

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

62

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2013 were as follows:

	Purchases	Sales

Balanced Strategy Fund	$358,467,204	$300,765,765
Diversified Equity Strategy Fund	15,206,738	3,931,501
Diversified Income Strategy Fund	256,608,640	101,843,214
Growth & Income Strategy Fund	146,917,949	103,731,660

There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2013.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the six months ended May 31, 2013:

63

Notes to Financial Statements (unaudited)(continued)

Balanced Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2013	Fair Value at 5/31/2013	Net Realized Gain (Loss) 12/1/2012 to 5/31/2013		Dividend Income 12/1/2012 to 5/31/2013

Lord Abbett Affiliated Fund, Inc. – Class I	16,733,329	232,758	(11,834,165)	5,131,922	$71,949,553	$20,425,223		$1,717,399
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	1,170,458	5,236,309	—	6,406,767	132,620,073	—		—
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	6,049,385	1,861,531	—	7,910,916	161,066,247	—		228,062
Lord Abbett Investment Trust – Convertible Fund – Class I	14,422,788	810,743	(77,279)	15,156,252	188,695,340	110,679		3,086,805
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	—	5,378,286	(1,383,175)	3,995,111	43,986,173	48,496	(a)	285,084
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	20,976,493	3,124,876	(1,425,226)	22,676,143	144,900,553	(189,194)		2,047,731
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	709,497	110	(709,607)	—	—	61,552	(b)	—
Lord Abbett Investment Trust – High Yield Fund – Class I	36,296,574	5,483,555	(4,601,755)	37,178,374	301,516,613	8,006,677	(c)	10,024,700
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	27,361,815	778,337	(1,054,155)	27,085,997	230,501,836	(1,374,350)		2,034,618
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	12,692,230	885,275	(1,607,559)	11,969,946	246,580,898	3,771,610		2,308,717
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	11,751,292	12,177,387	(4,843,149)	19,085,530	88,175,149	339,124	(d)	1,171,945

Total					$1,609,992,435	$31,199,817		$22,905,061

(a)	Includes $230,351 of distributed capital gains.
(b)	Includes $2,301 of distributed capital gains.
(c)	Includes $6,246,848 of distributed capital gains.
(d)	Includes $16,346 of distributed capital gains.

64

Notes to Financial Statements (unaudited)(continued)

Diversified Equity Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2013	Fair Value at 5/31/2013	Net Realized Gain (Loss) 12/1/2012 to 5/31/2013		Dividend Income 12/1/2012 to 5/31/2013

Lord Abbett Affiliated Fund, Inc. – Class I	2,274,554	152,436	(52,158)	2,374,832	$33,295,148	$(10,569)		$282,076
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	1,172,259	99,285	(8,066)	1,263,478	44,171,183	15,734		568,139
Lord Abbett Developing Growth Fund, Inc. – Class I	417,049	31,344	(8,685)	439,708	11,467,583	40,654		—
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	1,385,875	64,655	(45,160)	1,405,370	22,008,100	95,771		—
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	—	1,218,593	—	1,218,593	22,300,245	—		—
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	883,512	48,782	(14,290)	918,004	22,068,814	11,544	(a)	—
Lord Abbett Securities Trust – International Core Equity Fund – Class I	1,841,857	260,076	(34,626)	2,067,307	26,048,062	114,742		548,889
Lord Abbett Securities Trust – International Opportunities Fund – Class I	1,071,332	127,791	(61,790)	1,137,333	17,253,348	336,598		321,216
Lord Abbett Stock Appreciation Fund – Class I	2,840,941	105,375	(2,946,316)	—	—	—		—
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,098,101	51,217	(33,646)	1,115,673	22,190,737	157,777		—

Total					$220,803,220	$762,251		$1,720,320

(a)	Includes $3,446 of distributed capital gains.

65

Notes to Financial Statements (unaudited)(continued)

Diversified Income Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2013	Fair Value at 5/31/2013	Net Realized Gain (Loss) 12/1/2012 to 5/31/2013		Dividend Income 12/1/2012 to 5/31/2013

Lord Abbett Affiliated Fund, Inc. – Class I	1,069,102	7,811	(1,076,913)	—	$—	$1,703,449		$95,494
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	357,389	—	—	357,389	7,397,954	—		—
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund, – Class I	288,872	620,522	—	909,394	18,515,262	—		10,891
Lord Abbett Investment Trust – Convertible Fund – Class I	7,485,650	2,003,305	(806,038)	8,682,917	108,102,321	928,310		1,584,405
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	—	2,989,194	(742,613)	2,246,581	24,734,855	23,944	(a)	133,682
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	10,631,458	2,917,298	(2,090,389)	11,458,367	73,218,964	(455,254)		1,034,175
Lord Abbett Investment Trust – High Yield Fund – Class I	23,875,945	7,683,250	(2,140,790)	29,418,405	238,583,262	6,391,125	(b)	7,142,622
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	8,523,363	1,648,340	(777,686)	9,394,017	79,943,084	1,029,076		648,341
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	3,683,707	859,025	(1,065,187)	3,477,545	71,637,418	6,226,368		673,802
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	29,362,130	15,929,940	(2,254,144)	43,037,926	198,835,219	359,280	(c)	3,026,969

Total					$820,968,339	$16,206,298		$14,350,381

(a)	Includes $104,260 of distributed capital gains.
(b)	Includes $4,227,712 of distributed capital gains.
(c)	Includes $41,226 of distributed capital gains.

66

Notes to Financial Statements (unaudited)(continued)

Growth & Income Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2013	Fair Value at 5/31/2013	Net Realized Gain (Loss) 12/1/2012 to 5/31/2013		Dividend Income 12/1/2012 to 5/31/2013

Lord Abbett Affiliated Fund, Inc. – Class I	4,030,870	165,035	(1,846,713)	2,394,192	$32,935,666	$5,394,836		$447,405
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	2,453,521	661,309	—	3,114,830	64,476,988	—		—
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	2,588,950	5,796	—	2,594,746	52,829,019	—		97,603
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	2,533,398	39,703	—	2,573,101	89,955,597	1,229,205
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	—	2,954,984	(754,384)	2,200,600	24,228,611	26,787	(a)	158,708
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	1,147,767	47,250	(1,195,017)	—	—	45,440		60,220
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	378,983	—	(378,983)	—	—	(21,339)		—
Lord Abbett Investment Trust – High Yield Fund – Class I	18,525,399	3,757,618	(1,928,593)	20,354,424	165,074,381	7,376,332	(b)	5,284,356
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	20,388,320	1,331,264	(2,489,313)	19,230,271	163,649,607	198,982		1,540,864
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	8,660,101	1,046,387	—	9,706,488	199,953,663	—		1,579,117
Lord Abbett Investment Trust – Short Duration Fund – Class I	6,932,898	7,734,532	(2,635,472)	12,031,958	55,587,645	180,515	(c)	752,889
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	2,074,338	—	(464,309)	1,610,029	32,023,475	1,902,191		—

Total					$880,714,652	$15,103,744		$11,150,367

(a)	Includes $122,451 of distributed capital gains.
(b)	Includes $3,199,690 of distributed capital gains.
(c)	Includes $9,689 of distributed capital gains.

67

Notes to Financial Statements (unaudited)(continued)

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to its Underlying Funds’ performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fail to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since Diversified Equity Strategy Fund generally will be invested in equity funds and Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, each will be

68

Notes to Financial Statements (unaudited)(continued)

more affected by the risks associated with stocks and other equity investments. Given Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. The risks associated with derivatives may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Balanced Strategy Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	11,661,208	$134,149,580	19,421,642	$203,591,722
Converted from Class B*	420,733	4,849,532	801,148	8,404,767
Reinvestment of distributions	1,855,441	20,813,797	3,476,478	36,138,830
Shares reacquired	(9,718,449)	(111,004,595)	(21,768,031)	(227,523,255)

Increase	4,218,933	$48,808,314	1,931,237	$20,612,064

Class B Shares

Shares sold	112,909	$1,298,644	370,176	$3,845,938
Reinvestment of distributions	60,439	672,122	138,881	1,436,004
Shares reacquired	(448,536)	(5,114,933)	(1,199,373)	(12,530,703)
Converted to Class A*	(421,226)	(4,849,532)	(801,965)	(8,404,767)

Decrease	(696,414)	$(7,993,699)	(1,492,281)	$(15,653,528)

Class C Shares

Shares sold	2,551,230	$29,263,137	3,254,294	$33,940,520
Reinvestment of distributions	233,790	2,596,427	439,347	4,538,784
Shares reacquired	(1,672,247)	(18,985,852)	(4,070,112)	(42,216,644)

Increase (decrease)	1,112,773	$12,873,712	(376,471)	$(3,737,340)

Class F Shares

Shares sold	397,641	$4,612,476	368,408	$3,798,856
Reinvestment of distributions	14,870	167,054	28,370	294,688
Shares reacquired	(157,657)	(1,793,276)	(365,712)	(3,819,819)

Increase	254,854	$2,986,254	31,066	$273,725

Class I Shares

Shares sold	222,175	$2,542,371	567,752	$5,983,945
Reinvestment of distributions	46,920	526,656	93,577	972,173
Shares reacquired	(240,488)	(2,746,795)	(538,976)	(5,636,995)

Increase	28,607	$322,232	122,353	$1,319,123

69

Notes to Financial Statements (unaudited)(continued)

Balanced Strategy Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class P Shares	Shares	Amount	Shares	Amount

Shares sold	8,270	$94,600	24,840	$256,916
Reinvestment of distributions	2,117	23,624	5,515	56,768
Shares reacquired	(9,555)	(108,303)	(154,516)	(1,592,324)

Increase (decrease)	832	$9,921	(124,161)	$(1,278,640)

Class R2 Shares

Shares sold	45,256	$541,581	64,958	$679,781
Reinvestment of distributions	1,489	16,942	2,076	21,968
Shares reacquired	(8,749)	(104,344)	(72,897)	(746,797)

Increase (decrease)	37,996	$454,179	(5,863)	$(45,048)

Class R3 Shares

Shares sold	575,317	$6,556,147	909,701	$9,464,566
Reinvestment of distributions	41,079	459,530	69,880	725,353
Shares reacquired	(380,789)	(4,354,406)	(644,212)	(6,684,970)

Increase	235,607	$2,661,271	335,369	$3,504,949

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Equity Strategy Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,089,451	$20,084,242	2,119,367	$34,765,264
Converted from Class B*	8,643	160,717	16,199	265,845
Reinvestment of distributions	56,312	970,245	37,773	563,202
Shares reacquired	(707,034)	(12,767,906)	(2,897,995)	(47,756,180)

Increase (decrease)	447,372	$8,447,298	(724,656)	$(12,161,869)

Class B Shares

Shares sold	6,697	$120,444	17,436	$283,537
Reinvestment of distributions	417	7,082	—	—
Shares reacquired	(26,056)	(463,894)	(123,291)	(1,955,854)
Converted to Class A*	(8,791)	(160,717)	(16,508)	(265,845)

Decrease	(27,733)	$(497,085)	(122,363)	$(1,938,162)

Class C Shares

Shares sold	289,130	$5,192,551	530,540	$8,479,679
Reinvestment of distributions	4,980	84,314	—	—
Shares reacquired	(212,153)	(3,787,442)	(589,973)	(9,456,073)

Increase (decrease)	81,957	$1,489,423	(59,433)	$(976,394)

Class F Shares

Shares sold	101,991	$1,862,831	74,142	$1,176,262
Reinvestment of distributions	1,233	21,218	2,166	32,248
Shares reacquired	(104,388)	(1,928,573)	(235,359)	(3,926,759)

Decrease	(1,164)	$(44,524)	(159,051)	$(2,718,249)

70

Notes to Financial Statements (unaudited)(continued)

Diversified Equity Strategy Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	49,286	$905,932	642,762	$10,813,828
Reinvestment of distributions	9	158	10	155
Shares reacquired	(10,776)	(201,576)	(86,798)	(1,424,908)

Increase	38,519	$704,514	555,974	$9,389,075

Class P Shares

Shares sold	350	$6,462	1,343	$21,970
Reinvestment of distributions	69	1,201	33	504
Shares reacquired	(135)	(2,430)	(510)	(8,455)

Increase	284	$5,233	866	$14,019

Class R2 Shares

Shares sold	9,563	$178,362	8,638	$141,096
Reinvestment of distributions	132	2,267	46	683
Shares reacquired	(2,034)	(36,860)	(671)	(11,132)

Increase	7,661	$143,769	8,013	$130,647

Class R3 Shares

Shares sold	91,641	$1,681,451	141,999	$2,306,020
Reinvestment of distributions	2,236	38,309	1,028	15,242
Shares reacquired	(32,687)	(602,456)	(73,611)	(1,169,383)

Increase	61,190	$1,117,304	69,416	$1,151,879

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Income Strategy Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	7,161,536	$111,045,759	11,372,776	$165,865,557
Converted from Class B*	19,555	301,841	40,987	597,259
Reinvestment of distributions	631,003	9,637,372	920,054	13,347,409
Shares reacquired	(3,780,056)	(58,198,950)	(6,546,835)	(95,418,828)

Increase	4,032,038	$62,786,022	5,786,982	$84,391,397

Class B Shares

Shares sold	31,793	$495,585	65,396	$956,088
Reinvestment of distributions	11,271	173,454	22,220	324,453
Shares reacquired	(58,361)	(906,226)	(136,409)	(1,996,880)
Converted to Class A*	(19,355)	(301,841)	(40,585)	(597,259)

Decrease	(34,652)	$(539,028)	(89,378)	$(1,313,598)

Class C Shares

Shares sold	4,434,149	$69,542,195	6,259,888	$92,182,040
Reinvestment of distributions	254,610	3,928,033	334,823	4,909,931
Shares reacquired	(1,266,470)	(19,786,977)	(2,277,248)	(33,418,756)

Increase	3,422,289	$53,683,251	4,317,463	$63,673,215

71

Notes to Financial Statements (unaudited)(continued)

Diversified Income Strategy Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	3,130,432	$48,573,019	3,849,020	$55,891,367
Reinvestment of distributions	112,586	1,721,761	129,955	1,890,537
Shares reacquired	(828,194)	(12,755,562)	(1,416,387)	(20,543,800)

Increase	2,414,824	$37,539,218	2,562,588	$37,238,104

Class I Shares

Shares sold	187,323	$2,897,136	100,647	$1,485,940
Reinvestment of distributions	1,190	18,183	1,023	14,748
Shares reacquired	(3,981)	(61,896)	(21,075)	(306,419)

Increase	184,532	$2,853,423	80,595	$1,194,269

Class P Shares

Shares sold	47.731	$744	136.373	$2,005
Reinvestment of distributions	13.534	209	28.907	422
Shares reacquired	(12.493)	(190)	(243.052)	(3,676)

Increase (decrease)	48.772	$763	(77.772)	$(1,249)

Class R2 Shares

Shares sold	21,126	$334,870	36,527	$543,612
Reinvestment of distributions	200	3,113	208	3,090
Shares reacquired	(3,606)	(56,666)	(2,880)	(42,451)

Increase	17,720	$281,317	33,855	$504,251

Class R3 Shares

Shares sold	110,194	$1,702,986	229,495	$3,316,436
Reinvestment of distributions	11,092	169,408	16,009	232,335
Shares reacquired	(37,720)	(588,163)	(148,452)	(2,164,526)

Increase	83,566	$1,284,231	97,052	$1,384,245

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Growth & Income Strategy Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	5,230,609	$89,961,126	9,857,652	$153,937,786
Converted from Class B*	63,289	1,094,589	110,565	1,725,480
Reinvestment of distributions	705,818	11,677,339	1,010,622	15,493,324
Shares reacquired	(3,768,527)	(64,660,043)	(7,934,794)	(123,483,791)

Increase	2,231,189	$38,073,011	3,044,045	$47,672,799

Class B Shares

Shares sold	31,528	$541,903	144,531	$2,248,286
Reinvestment of distributions	25,466	416,890	39,850	604,387
Shares reacquired	(129,194)	(2,208,358)	(359,282)	(5,558,437)
Converted to Class A*	(63,717)	(1,094,589)	(111,272)	(1,725,480)

Decrease	(135,917)	$(2,344,154)	(286,173)	$(4,431,244)

72

Notes to Financial Statements (unaudited)(continued)

Growth & Income Strategy Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	913,469	$15,665,621	1,436,306	$22,264,906
Reinvestment of distributions	103,010	1,687,251	146,509	2,225,346
Shares reacquired	(731,144)	(12,470,674)	(1,483,632)	(22,857,810)

Increase	285,335	$4,882,198	99,183	$1,632,442

Class F Shares

Shares sold	212,140	$3,627,452	164,744	$2,573,862
Reinvestment of distributions	4,903	81,175	6,947	106,470
Shares reacquired	(65,175)	(1,122,376)	(150,290)	(2,321,051)

Increase	151,868	$2,586,251	21,401	$359,281

Class I Shares

Shares sold	52,437	$881,470	460,861	$7,356,327
Reinvestment of distributions	3,281	54,634	3,343	52,086
Shares reacquired	(23,857)	(409,023)	(23,094)	(363,413)

Increase	31,861	$527,081	441,110	$7,045,000

Class P Shares

Shares sold	105.736	$1,900	36.537	$576
Reinvestment of distributions	7.04	117	9.541	147
Shares reacquired	—	—	(6.13)	(99)

Increase	112.776	$2,017	39.948	$624

Class R2 Shares

Shares sold	3,140	$55,112	6,507	$103,368
Reinvestment of distributions	203	3,404	234	3,638
Shares reacquired	(46)	(798)	(5,275)	(81,924)

Increase	3,297	$57,718	1,466	$25,082

Class R3 Shares

Shares sold	222,961	$3,875,766	328,185	$5,092,959
Reinvestment of distributions	15,477	255,547	22,282	340,605
Shares reacquired	(72,504)	(1,232,889)	(326,560)	(5,008,876)

Increase	165,934	$2,898,424	23,907	$424,688

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirements is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in

73

Notes to Financial Statements (unaudited)(concluded)

January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-1 will have on the Funds’ financial statement disclosures.

74

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2013, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	4.47%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	8.24%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	10.00%
Lord Abbett Investment Trust – Convertible Fund – Class I	11.72%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	2.73%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9.00%
Lord Abbett Investment Trust – High Yield Fund – Class I	18.73%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	14.32%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	15.31%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	5.48%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	15.08%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	20.00%
Lord Abbett Developing Growth Fund, Inc. – Class I	5.19%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	9.97%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	10.10%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	10.00%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.80%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.81%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.05%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	0.90%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	2.25%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	13.17%
Lord Abbett Investment Trust – Convertible Fund – Class I	3.01%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	8.92%
Lord Abbett Investment Trust – High Yield Fund – Class I	29.06%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	9.74%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	8.73%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	24.22%

75

Investments in Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	3.74%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	7.32%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	6.00%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	10.22%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	2.75%
Lord Abbett Investment Trust – High Yield Fund – Class I	18.74%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	18.58%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	22.70%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	6.31%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	3.64%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

JPMorgan Chase & Co.	4.27%
Wells Fargo & Co.	3.21%
Pfizer, Inc.	2.77%
Citigroup, Inc.	2.58%
Chevron Corp.	2.47%
Exxon Mobil Corp.	2.20%
Goldman Sachs Group, Inc. (The)	2.11%
General Electric Co.	1.93%
Capital One Financial Corp.	1.73%
Cisco Systems, Inc.	1.69%

76

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	8.67%
Consumer Staples	7.32%
Energy	14.62%
Financials	28.41%
Health Care	13.11%
Industrials	8.73%
Information Technology	7.20%
Materials	4.61%
Telecommunication Services	2.65%
Utilities	2.29%
Short-Term Investment	2.39%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments

JPMorgan Chase & Co.	4.55%
Exxon Mobil Corp.	3.42%
Chevron Corp.	2.99%
Cisco Systems, Inc.	2.73%
Citigroup, Inc.	2.50%
Pfizer, Inc.	2.38%
SunTrust Banks, Inc.	2.24%
Ford Motor Co.	2.19%
Cardinal Health, Inc.	2.11%
Baxter International, Inc.	2.05%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.21%
Consumer Staples	7.54%
Energy	15.36%
Financials	28.87%
Health Care	11.49%
Industrials	9.21%
Information Technology	7.50%
Materials	3.52%
Telecommunication Services	2.39%
Utilities	5.60%
Short-Term Investment	0.31%

Total	100.00%

*	A sector may comprise several industries.

77

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments

SunTrust Banks, Inc.	2.33%
Valero Energy Corp.	2.26%
Everest Re Group Ltd	2.25%
Great Plains Energy, Inc.	2.02%
Hartford Financial Services Group, Inc.	2.02%
Paychex, Inc.	1.95%
Allegheny Technologies, Inc.	1.95%
CIT Group, Inc.	1.92%
Eaton Corp. plc	1.90%
AES Corp. (The)	1.88%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.05%
Consumer Staples	4.57%
Energy	9.01%
Financials	30.91%
Health Care	7.38%
Industrials	10.97%
Information Technology	10.72%
Materials	6.16%
Telecommunication Services	0.46%
Utilities	9.54%
Short-Term Investment	0.23%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments

Gilead Sciences, Inc., 1.625%, 5/1/2016	3.24%
Micron Technology, Inc., 1.50%, 7/26/2011	2.60%
Bank of America Corp., 7.25%	2.30%
priceline.com, Inc., 1.00%, 3/15/2018	2.29%
Intel Corp., 3.25%, 8/1/2039	2.09%
General Motors Co.	1.91%
Alliance Data Systems Corp., 4.75%, 5/15/2014	1.86%
General Cable Corp., 0.875%, 11/15/2013	1.72%
NextEra Energy, Inc., 5.889%, 9/1/2015	1.55%
ON Semiconductor Corp., 2.625%, 12/15/2026	1.46%

78

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	11.39%
Consumer Staples	1.95%
Energy	8.20%
Financials	17.54%
Healthcare	17.15%
Industrials	4.17%
Materials	4.14%
Media	1.29%
Technology	27.63%
Telecommunications	0.58%
Transportation	1.64%
Utilities	2.63%
Short-Term Investment	1.69%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Aegerion Pharmaceuticals, Inc.	1.91%
SunEdison, Inc.	1.71%
SodaStream International Ltd.	1.63%
CoStar Group, Inc.	1.61%
Financial Engines, Inc.	1.59%
Restoration Hardware Holdings, Inc.	1.56%
MercadoLibre, Inc.	1.50%
Chart Industries, Inc.	1.48%
Cree, Inc.	1.48%
Avis Budget Group, Inc.	1.47%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.29%
Consumer Staples	2.88%
Energy	6.70%
Financials	7.98%
Health Care	20.69%
Industrials	18.24%
Information Technology	27.90%
Short-Term Investment	1.32%

Total	100.00%

*	A sector may comprise several industries

79

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, Zero Coupon, 9/11/2013	4.21%
Hungary T-Bill, Zero Coupon, 7/24/2013	3.04%
Federal National Mortgage Assoc., 4.50%, 11/1/2018	1.32%
Nigeria Treasury Bill, Zero Coupon, 6/1/2013	1.07%
Morgan Stanley, 4.75%, 4/1/2014	0.83%
Anadarko Petroleum Corp., 7.625%, 3/15/2014	0.82%
Anglo American Capital plc, 9.375%, 4/8/2014	0.79%
Wm. Wrigley Jr. Co., 3.70%, 6/30/2014	0.75%
Canadian Oil Sands Ltd., 5.80%, 8/15/2013	0.70%
Federal National Mortgage Assoc., 5.50%, 8/1/2037	0.70%

Holdings by Sector*	% of Investments

Asset Backed	10.98%
Automotive	1.49%
Banking	4.86%
Basic Industry	3.23%
Capital Goods	2.01%
Consumer Cyclical	1.93%
Consumer Non-Cyclical	1.41%
Energy	7.96%
Financial Services	0.78%
Foreign Sovereign	8.84%
Health Care	2.73%
Insurance	0.95%
Media	2.21%
Mortgage Backed	39.93%
Real Estate	2.23%
Services	1.32%
Technology & Electronics	2.61%
Telecommunications	2.90%
Utility	1.63%

Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments

JPMorgan Chase & Co.	2.56%
Citigroup, Inc.	2.39%
Actavis, Inc.	2.16%
Verizon Communications, Inc.	1.89%
Express Scripts Holding Co.	1.89%
Capital One Financial Corp.	1.79%
Exxon Mobil Corp.	1.46%
Thermo Fisher Scientific, Inc.	1.42%
NCR Corp.	1.42%
Occidental Petroleum Corp.	1.33%

80

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	14.56%
Consumer Staples	5.22%
Energy	9.82%
Financials	25.71%
Health Care	19.99%
Industrials	6.72%
Information Technology	7.84%
Materials	2.97%
Telecommunication Services	3.72%
Utilities	2.36%
Short-Term Investment	1.09%

Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments

Google, Inc. Class A	4.58%
Home Depot, Inc. (The)	1.87%
Verizon Communications, Inc.	1.77%
IntercontinentalExchange, Inc.	1.70%
Gilead Sciences, Inc.	1.70%
Boeing Co. (The)	1.55%
Visa, Inc. Class A	1.52%
Bristol-Myers Squibb Co.	1.44%
TJX Cos., Inc. (The)	1.41%
American Express Co.	1.37%

Holdings by Sector*	% of Investments

Consumer Discretionary	20.69%
Consumer Staples	6.62%
Energy	4.09%
Financials	9.44%
Health Care	12.30%
Industrials	13.30%
Information Technology	29.98%
Materials	1.31%
Telecommunication Services	1.77%
Short-Term Investment	0.50%

Total	100.00%

*	A sector may comprise several industries

81

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments

Actavis, Inc.	1.70%
Affiliated Managers Group, Inc.	1.70%
VF Corp.	1.66%
IntercontinentalExchange, Inc.	1.63%
SBA Communications Corp. Class A	1.61%
Whole Foods Market, Inc.	1.59%
AMETEK, Inc.	1.56%
NCR Corp.	1.53%
Citrix Systems, Inc.	1.53%
BorgWarner, Inc.	1.45%

Holdings by Sector*	% of Investments

Consumer Discretionary	26.27%
Consumer Staples	3.57%
Energy	6.13%
Financials	9.57%
Health Care	15.19%
Industrials	14.64%
Information Technology	17.45%
Materials	5.41%
Telecommunication Services	1.61%
Short-Term Investment	0.16%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments

Alliance Data Systems Corp., 6.375%, 4/1/2020	0.82%
AMC Networks, Inc., 7.75%, 7/15/2021	0.75%
First Data Corp.,12.625%, 1/15/2021	0.61%
LBG Capital No.1 plc, 8.00%	0.57%
Elizabeth Arden, Inc., 7.375%, 3/15/2021	0.56%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.55%
MEG Energy Corp., 6.50%, 3/15/2021	0.55%
Delphi Corp., 5.00%, 2/15/2023	0.52%
HCA, Inc., 6.50%, 2/15/2020	0.51%
Air Lease Corp., 5.625%, 4/1/2017	0.50%

82

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Automotive	2.41%
Banking	3.09%
Basic Industry	11.58%
Capital Goods	5.22%
Commercial Mortgage Backed	1.09%
Consumer Cyclical	5.97%
Consumer Non-Cyclical	5.46%
Energy	13.44%
Financial Services	3.26%
Healthcare	6.54%
Insurance	1.05%
Media	7.72%
Real Estate	0.24%
Services	15.49%
Technology & Electronics	4.48%
Telecommunications	6.28%
Utility	3.83%
Short-Term Investment	2.85%

Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments

Toyota Motor Corp.	2.71%
DnB NOR ASA	2.25%
Hitachi Ltd.	2.06%
Roche Holding AG	2.05%
Samsung Electronics Co., Ltd.	2.05%
Barclays plc	1.94%
ING Groep NV CVA	1.87%
Galp Energia, SGPS SA	1.81%
SJM Holdings Ltd.	1.71%
Heineken Holding NV	1.70%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.70%
Consumer Staples	9.29%
Energy	5.52%
Financials	24.72%
Health Care	7.81%
Industrials	15.33%
Information Technology	8.69%
Materials	3.88%
Telecommunication Services	4.32%
Utilities	3.36%
Short-Term Investment	2.38%

Total	100.00%

*	A sector may comprise several industries.

83

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments

Toyota Motor Corp.	1.94%
Nissan Motor Co., Ltd.	1.88%
National Australia Bank Ltd.	1.83%
SJM Holdings Ltd.	1.72%
Roche Holding AG	1.71%
AXA SA	1.66%
Sumitomo Corp.	1.61%
EDP – Energias de Portugal SA	1.59%
Spark Infrastructure Group	1.58%
KDDI Corp.	1.57%

Holdings by Sector*	% of Investments

Consumer Discretionary	12.37%
Consumer Staples	9.34%
Energy	7.56%
Financials	22.80%
Health Care	5.63%
Industrials	9.03%
Information Technology	4.20%
Materials	3.72%
Telecommunication Services	12.74%
Utilities	10.44%
Short-Term Investment	2.17%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

Safilo Group SpA	2.16%
Ashtead Group plc	2.00%
VTech Holdings Ltd.	1.83%
Ingenico	1.75%
Loomis AB	1.70%
Intrum Justitia AB	1.67%
Hilong Holding Ltd.	1.67%
Filinvest Land, Inc.	1.56%
K’s Holdings Corp.	1.55%
Techtronic Industries Co.	1.55%

84

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	23.65%
Consumer Staples	7.50%
Energy	6.16%
Financials	18.84%
Health Care	5.17%
Industrials	17.07%
Information Technology	9.02%
Materials	5.02%
Telecommunication Services	0.84%
Utilities	2.97%
Short-Term Investment	3.76%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments

Hartford Financial Services Group, Inc.	2.04%
CIT Group, Inc.	1.78%
SunTrust Banks, Inc.	1.73%
CIGNA Corp.	1.71%
Interpublic Group of Cos., Inc. (The)	1.70%
Jones Lang LaSalle, Inc.	1.60%
Fidelity National Information Services, Inc.	1.59%
XL Group plc	1.59%
Actavis, Inc.	1.52%
Mylan, Inc.	1.51%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.87%
Consumer Staples	3.52%
Energy	8.49%
Financials	30.87%
Health Care	11.14%
Industrials	13.14%
Information Technology	10.26%
Materials	7.08%
Utilities	5.57%
Short-Term Investment	1.06%

Total	100.00%

*	A sector may comprise several industries.

85

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments

Citigroup, Inc., 5.00%, 9/15/2014	0.53%
JPMorgan Chase Bank NA, 6.00%, 10/1/2017	0.53%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.52%
Mylan, Inc., 6.00%, 11/15/2018	0.51%
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2, 2.122%, 3/10/2046	0.50%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.419%, 8/18/2048	0.50%
QVC, Inc., 7.50%, 10/1/2019	0.48%
WF-RBS Commercial Mortgage Trust 2013-C11 A2, 2.029, 3/15/2045	0.45%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.43%
Merrill Lynch Floating Trust 2008-LAQA A2, 0.737%, 7/9/2021	0.42%

Holdings by Sector*	% of Investments

Auto	0.97%
Basic Industry	1.10%
Capital Goods	0.20%
Consumer Cyclicals	3.27%
Consumer Discretionary	2.09%
Consumer Non-Cyclical	0.21%
Consumer Services	1.43%
Consumer Staples	0.96%
Energy	5.87%
Financial Services	52.98%
Foreign Government	0.70%
Health Care	2.47%
Integrated Oils	2.86%
Materials and Processing	4.37%
Municipal	0.15%
Producer Durables	0.67%
Technology	2.12%
Telecommunications	2.29%
Transportation	0.97%
U.S. Government	11.47%
Utilities	1.87%
Short-Term Investment	0.98%

Total	100.00%

*	A sector may comprise several industries

86

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Rovi Corp.	1.84%
Jacobs Engineering Group, Inc.	1.76%
Hartford Financial Services Group, Inc.	1.76%
Rock-Tenn Co. Class A	1.71%
Abercrombie & Fitch Co. Class A	1.70%
Hertz Global Holdings, Inc.	1.63%
Comerica, Inc.	1.61%
Reliance Steel & Aluminum Co.	1.50%
Raymond James Financial, Inc.	1.47%
Actavis, Inc.	1.46%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.61%
Consumer Staples	4.36%
Energy	6.56%
Financials	27.06%
Health Care	8.21%
Industrials	12.26%
Information Technology	14.21%
Materials	9.79%
Utilities	4.52%
Short-Term Investment	1.42%

Total	100.00%

*	A sector may comprise several industries.

87

Approval of Advisory Contract

The Board of Trustees of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and two groups of funds with similar objectives and of similar size (the “peer groups”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended September 30, 2012. As to Balanced Strategy Fund, the Board observed that the investment performance of the Class A shares was below the median of the performance universe for the three- and five-year periods and above the median for all other periods. As to Diversified Equity Strategy Fund, the Board observed that the investment performance of the Class A shares was below the median of the performance universe for the nine-month, one-year, and three-year periods and above the median for the five-year period. As to Diversified Income Strategy Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for each period. As to Growth & Income Strategy Fund, the Board observed that the

88

Approval of Advisory Contract (continued)

investment performance of the Class A shares was below the median of the performance universe for the three-year period and above the median for all other periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of two corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to each of Balanced Strategy Fund and Growth & Income Strategy Fund, the Board observed that the expense ratios of each class were below the medians of one peer group and the expense ratios of all but one class were below the medians of the other peer group. As to each of Diversified Equity Strategy Fund and Diversified Income Strategy Fund, the Board observed that the expense ratios of each class were below the medians of the peer groups.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

89

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

90

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Investment Trust

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Balanced Strategy Fund Lord Abbett Diversified Equity Strategy Fund Lord Abbett Diversified Income Strategy Fund Lord Abbett Growth & Income Strategy Fund	LASAF-3-0513 (07/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: July 24, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: July 24, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 24, 2013